Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	PIMCO FUNDS
Entity Central Index Key	0000810893
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000026555
Shareholder Report [Line Items]
Fund Name	PIMCO All Asset Fund
Class Name	Class A
Trading Symbol	PASAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO All Asset Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	0.55%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Positions in emerging markets equities, through exposure to certain Underlying PIMCO Funds ("UPFs"), contributed to performance, as these exposures posted positive returns.

  Positions in developed ex-U.S. equities, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in commodities, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in emerging markets bonds, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in liquid alternatives, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  There were no material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charge)	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg U.S. TIPS: 1-10 Year Index	Consumer Price Index + 500 Basis Points
3/31/16	$9,625	$10,000	$10,000	$10,000
4/30/16	$9,904	$10,017	$10,027	$10,077
5/31/16	$9,688	$10,059	$9,969	$10,141
6/30/16	$10,005	$10,251	$10,132	$10,210
7/31/16	$10,222	$10,312	$10,164	$10,247
8/31/16	$10,258	$10,307	$10,113	$10,306
9/30/16	$10,369	$10,306	$10,190	$10,374
10/31/16	$10,396	$10,206	$10,178	$10,440
11/30/16	$10,151	$10,037	$10,029	$10,494
12/31/16	$10,330	$10,065	$10,040	$10,562
1/31/17	$10,561	$10,028	$10,114	$10,646
2/28/17	$10,746	$10,114	$10,139	$10,705
3/31/17	$10,845	$10,109	$10,145	$10,744
4/30/17	$10,882	$10,178	$10,191	$10,801
5/31/17	$11,021	$10,237	$10,186	$10,837
6/30/17	$11,028	$10,208	$10,105	$10,888
7/31/17	$11,252	$10,242	$10,156	$10,936
8/31/17	$11,393	$10,335	$10,226	$11,020
9/30/17	$11,382	$10,288	$10,176	$11,119
10/31/17	$11,458	$10,331	$10,192	$11,172
11/30/17	$11,514	$10,347	$10,181	$11,246
12/31/17	$11,724	$10,370	$10,230	$11,315
1/31/18	$12,004	$10,296	$10,153	$11,407
2/28/18	$11,695	$10,273	$10,106	$11,483
3/31/18	$11,735	$10,358	$10,189	$11,532
4/30/18	$11,745	$10,320	$10,176	$11,607
5/31/18	$11,590	$10,358	$10,223	$11,680
6/30/18	$11,447	$10,377	$10,252	$11,738
7/31/18	$11,584	$10,380	$10,212	$11,795
8/31/18	$11,408	$10,412	$10,281	$11,863
9/30/18	$11,474	$10,372	$10,209	$11,935
10/31/18	$11,121	$10,352	$10,130	$12,010
11/30/18	$11,209	$10,403	$10,163	$12,050
12/31/18	$11,082	$10,553	$10,204	$12,107
1/31/19	$11,578	$10,665	$10,318	$12,147
2/28/19	$11,598	$10,678	$10,328	$12,232
3/31/19	$11,667	$10,869	$10,466	$12,326
4/30/19	$11,739	$10,875	$10,511	$12,420
5/31/19	$11,617	$11,032	$10,626	$12,474
6/30/19	$11,970	$11,186	$10,731	$12,521
7/31/19	$11,909	$11,274	$10,747	$12,600
8/31/19	$11,766	$11,530	$10,886	$12,662
9/30/19	$11,885	$11,477	$10,796	$12,732
10/31/19	$12,060	$11,457	$10,826	$12,818
11/30/19	$12,060	$11,443	$10,828	$12,905
12/31/19	$12,381	$11,420	$10,903	$12,993
1/31/20	$12,194	$11,626	$11,045	$13,070
2/29/20	$11,767	$11,768	$11,140	$13,129
3/31/20	$10,396	$11,585	$10,937	$13,126
4/30/20	$10,949	$11,773	$11,159	$13,080
5/31/20	$11,314	$11,806	$11,228	$13,122
6/30/20	$11,642	$11,865	$11,348	$13,237
7/31/20	$12,031	$11,995	$11,510	$13,355
8/31/20	$12,125	$11,908	$11,673	$13,457
9/30/20	$11,934	$11,951	$11,632	$13,546
10/31/20	$11,775	$11,952	$11,584	$13,617
11/30/20	$12,837	$12,020	$11,673	$13,702
12/31/20	$13,366	$12,057	$11,818	$13,815
1/31/21	$13,593	$11,993	$11,891	$13,903
2/28/21	$13,948	$11,806	$11,806	$14,005
3/31/21	$14,181	$11,760	$11,825	$14,132
4/30/21	$14,547	$11,790	$11,976	$14,274
5/31/21	$14,924	$11,817	$12,087	$14,424
6/30/21	$15,022	$11,874	$12,097	$14,600
7/31/21	$15,090	$12,022	$12,375	$14,724
8/31/21	$15,192	$11,998	$12,352	$14,823
9/30/21	$14,927	$11,884	$12,301	$14,948
10/31/21	$15,173	$11,853	$12,401	$15,147
11/30/21	$14,845	$11,938	$12,430	$15,333
12/31/21	$15,385	$11,890	$12,490	$15,496
1/31/22	$15,132	$11,703	$12,339	$15,650
2/28/22	$14,916	$11,547	$12,458	$15,817
3/31/22	$15,026	$11,298	$12,272	$16,050
4/30/22	$14,478	$10,994	$12,157	$16,163
5/31/22	$14,490	$10,979	$12,152	$16,376
6/30/22	$13,484	$10,813	$11,852	$16,640
7/31/22	$14,013	$11,088	$12,279	$16,706
8/31/22	$13,718	$10,799	$11,986	$16,784
9/30/22	$12,639	$10,452	$11,386	$16,920
10/31/22	$13,060	$10,416	$11,510	$17,079
11/30/22	$13,765	$10,682	$11,652	$17,191
12/31/22	$13,551	$10,556	$11,573	$17,264
1/31/23	$14,260	$10,799	$11,728	$17,422
2/28/23	$13,835	$10,626	$11,589	$17,550
3/31/23	$13,960	$10,862	$11,913	$17,642
4/30/23	$14,064	$10,918	$11,936	$17,771
5/31/23	$13,714	$10,875	$11,801	$17,872
6/30/23	$14,052	$10,869	$11,744	$17,983
7/31/23	$14,377	$10,872	$11,797	$18,090
8/31/23	$14,078	$10,858	$11,745	$18,247
9/30/23	$13,726	$10,671	$11,626	$18,390
10/31/23	$13,425	$10,595	$11,612	$18,489
11/30/23	$14,054	$10,960	$11,832	$18,589
12/31/23	$14,636	$11,310	$12,078	$18,699
1/31/24	$14,609	$11,288	$12,122	$18,831
2/29/24	$14,649	$11,210	$12,013	$18,982
3/31/24	$14,904	$11,311	$12,109	$19,140
4/30/24	$14,542	$11,129	$11,986	$19,257
5/31/24	$14,863	$11,228	$12,152	$19,345
6/30/24	$14,900	$11,325	$12,244	$19,417
7/31/24	$15,252	$11,544	$12,427	$19,527
8/31/24	$15,441	$11,670	$12,512	$19,636
9/30/24	$15,734	$11,806	$12,673	$19,756
10/31/24	$15,239	$11,646	$12,506	$19,890
11/30/24	$15,596	$11,784	$12,562	$20,020
12/31/24	$15,172	$11,694	$12,451	$20,171
1/31/25	$15,439	$11,739	$12,602	$20,336
2/28/25	$15,677	$11,881	$12,820	$20,463
3/31/25	$15,655	$11,831	$12,950	$20,552
4/30/25	$15,627	$11,948	$13,028	$20,668
5/31/25	$15,811	$11,908	$12,976	$20,772
6/30/25	$16,170	$12,022	$13,083	$20,908
7/31/25	$16,127	$12,013	$13,119	$21,039
8/31/25	$16,616	$12,078	$13,343	$21,194
9/30/25	$16,872	$12,167	$13,341	$21,341
10/31/25	$17,002	$12,263	$13,361	$21,481
11/30/25	$17,249	$12,289	$13,407	$21,566
12/31/25	$17,327	$12,263	$13,382	$21,715
1/31/26	$17,889	$12,292	$13,443	$21,839
2/28/26	$18,662	$12,465	$13,562	$21,984
3/31/26	$17,906	$12,244	$13,464	$22,255

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	14.38%	4.78%	6.40%
Class A (including sales charge)	10.09%	3.98%	6.00%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
Bloomberg U.S. TIPS: 1-10 Year Index	3.97%	2.63%	3.02%
Consumer Price Index + 500 Basis Points	8.29%	9.51%	8.33%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 9,968,911,000
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 7,773,000
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$9,968,911
# of Portfolio Holdings	28
Portfolio Turnover Rate	48%
Total Net Advisory Fees Paid During the Reporting Period	$7,773
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	99.8%
Other Assets and Liabilities, Net	0.2%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

Table Summary
PIMCO All Asset: Multi-Real Fund	20.6%
PIMCO All Asset: Multi-RAE PLUS Fund	16.8%
PIMCO Emerging Markets Local Currency and Bond Fund	8.0%
PIMCO Total Return Fund	7.0%
PIMCO Low Duration Fund	5.3%
PIMCO TRENDS Managed Futures Strategy Fund	4.2%
PIMCO High Yield Fund	3.7%
PIMCO Emerging Markets Currency and Short-Term Investments Fund	3.7%
PIMCO RAE Fundamental Advantage PLUS Fund	3.4%
PIMCO RAE Worldwide Long/Short PLUS Fund	3.3%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.12% as a result of the Fund's exposure to fees and expenses related to the Fund's investment in underlying funds and it includes increase in waiver by 0.02%.

Change to Shareholder Expenses. Effective September 2, 2025, the supervisory and administrative fee for Class A shares of the Fund, stated as a percentage of the Fund’s average daily net assets, decreased by 0.05%. This supervisory and administrative fee decrease will result in the Fund’s Management Fees decreasing by 0.05% for  Class A shares of the Fund.

Material Fund Change Expenses [Text Block]

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.12% as a result of the Fund's exposure to fees and expenses related to the Fund's investment in underlying funds and it includes increase in waiver by 0.02%.

Change to Shareholder Expenses. Effective September 2, 2025, the supervisory and administrative fee for Class A shares of the Fund, stated as a percentage of the Fund’s average daily net assets, decreased by 0.05%. This supervisory and administrative fee decrease will result in the Fund’s Management Fees decreasing by 0.05% for  Class A shares of the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000026554
Shareholder Report [Line Items]
Fund Name	PIMCO All Asset Fund
Class Name	Administrative Class
Trading Symbol	PAALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO All Asset Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$40	0.38%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Positions in emerging markets equities, through exposure to certain Underlying PIMCO Funds ("UPFs"), contributed to performance, as these exposures posted positive returns.

  Positions in developed ex-U.S. equities, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in commodities, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in emerging markets bonds, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in liquid alternatives, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  There were no material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Administrative Class	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg U.S. TIPS: 1-10 Year Index	Consumer Price Index + 500 Basis Points
3/31/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,029,907	$1,001,698	$1,002,650	$1,007,733
5/31/16	$1,007,477	$1,005,932	$996,885	$1,014,131
6/30/16	$1,040,053	$1,025,081	$1,013,158	$1,020,983
7/31/16	$1,063,520	$1,031,206	$1,016,412	$1,024,660
8/31/16	$1,068,213	$1,030,680	$1,011,266	$1,030,640
9/30/16	$1,079,421	$1,030,557	$1,018,977	$1,037,432
10/31/16	$1,082,249	$1,020,565	$1,017,769	$1,043,956
11/30/16	$1,056,796	$1,003,709	$1,002,852	$1,049,367
12/31/16	$1,076,059	$1,006,459	$1,003,955	$1,056,182
1/31/17	$1,100,121	$1,002,793	$1,011,399	$1,064,580
2/28/17	$1,119,371	$1,011,378	$1,013,874	$1,070,538
3/31/17	$1,130,035	$1,010,911	$1,014,538	$1,074,412
4/30/17	$1,133,891	$1,017,767	$1,019,059	$1,080,050
5/31/17	$1,148,354	$1,023,707	$1,018,555	$1,083,663
6/30/17	$1,149,539	$1,020,842	$1,010,481	$1,088,782
7/31/17	$1,172,879	$1,024,198	$1,015,567	$1,093,570
8/31/17	$1,187,468	$1,033,532	$1,022,571	$1,102,044
9/30/17	$1,187,026	$1,028,761	$1,017,592	$1,111,926
10/31/17	$1,194,901	$1,033,100	$1,019,243	$1,117,249
11/30/17	$1,200,806	$1,034,700	$1,018,133	$1,124,633
12/31/17	$1,223,312	$1,037,013	$1,022,982	$1,131,487
1/31/18	$1,252,439	$1,029,610	$1,015,283	$1,140,712
2/28/18	$1,221,303	$1,027,288	$1,010,648	$1,148,296
3/31/18	$1,224,947	$1,035,806	$1,018,915	$1,153,177
4/30/18	$1,225,956	$1,031,952	$1,017,551	$1,160,741
5/31/18	$1,209,812	$1,035,807	$1,022,270	$1,167,993
6/30/18	$1,196,384	$1,037,738	$1,025,177	$1,173,789
7/31/18	$1,209,598	$1,038,022	$1,021,191	$1,179,460
8/31/18	$1,192,318	$1,041,212	$1,028,062	$1,186,272
9/30/18	$1,198,776	$1,037,229	$1,020,913	$1,193,453
10/31/18	$1,161,859	$1,035,202	$1,013,000	$1,200,954
11/30/18	$1,172,114	$1,040,267	$1,016,255	$1,205,014
12/31/18	$1,158,611	$1,055,294	$1,020,390	$1,210,718
1/31/19	$1,210,363	$1,066,471	$1,031,822	$1,214,716
2/28/19	$1,213,532	$1,067,753	$1,032,834	$1,223,152
3/31/19	$1,220,229	$1,086,877	$1,046,580	$1,232,552
4/30/19	$1,227,657	$1,087,524	$1,051,114	$1,241,999
5/31/19	$1,214,924	$1,103,173	$1,062,552	$1,247,369
6/30/19	$1,252,305	$1,118,641	$1,073,099	$1,252,095
7/31/19	$1,246,972	$1,127,444	$1,074,745	$1,259,974
8/31/19	$1,230,971	$1,153,012	$1,088,551	$1,266,199
9/30/19	$1,244,034	$1,147,669	$1,079,578	$1,273,229
10/31/19	$1,263,388	$1,145,688	$1,082,600	$1,281,826
11/30/19	$1,263,388	$1,144,344	$1,082,769	$1,290,477
12/31/19	$1,296,721	$1,141,998	$1,090,332	$1,299,337
1/31/20	$1,277,107	$1,162,607	$1,104,468	$1,307,032
2/29/20	$1,233,520	$1,176,836	$1,114,022	$1,312,948
3/31/20	$1,089,450	$1,158,521	$1,093,684	$1,312,594
4/30/20	$1,148,458	$1,177,276	$1,115,895	$1,307,987
5/31/20	$1,186,703	$1,180,613	$1,122,824	$1,312,209
6/30/20	$1,221,450	$1,186,505	$1,134,778	$1,323,673
7/31/20	$1,261,029	$1,199,470	$1,151,012	$1,335,533
8/31/20	$1,270,924	$1,190,779	$1,167,327	$1,345,730
9/30/20	$1,251,522	$1,195,129	$1,163,232	$1,354,602
10/31/20	$1,235,934	$1,195,216	$1,158,423	$1,361,688
11/30/20	$1,346,166	$1,202,035	$1,167,311	$1,370,173
12/31/20	$1,403,425	$1,205,728	$1,181,816	$1,381,461
1/31/21	$1,427,135	$1,199,261	$1,189,126	$1,390,340
2/28/21	$1,464,395	$1,180,606	$1,180,564	$1,400,519
3/31/21	$1,489,381	$1,175,955	$1,182,490	$1,413,242
4/30/21	$1,528,943	$1,179,029	$1,197,555	$1,427,447
5/31/21	$1,567,341	$1,181,661	$1,208,714	$1,442,358
6/30/21	$1,577,998	$1,187,424	$1,209,719	$1,459,954
7/31/21	$1,585,144	$1,202,182	$1,237,543	$1,472,360
8/31/21	$1,595,863	$1,199,773	$1,235,239	$1,482,349
9/30/21	$1,568,843	$1,188,446	$1,230,077	$1,494,819
10/31/21	$1,594,642	$1,185,338	$1,240,055	$1,514,675
11/30/21	$1,561,472	$1,193,793	$1,243,026	$1,533,251
12/31/21	$1,617,748	$1,188,952	$1,249,004	$1,549,644
1/31/22	$1,592,470	$1,170,272	$1,233,851	$1,564,950
2/28/22	$1,568,457	$1,154,705	$1,245,816	$1,581,708
3/31/22	$1,581,972	$1,129,814	$1,227,211	$1,605,050
4/30/22	$1,524,422	$1,099,449	$1,215,743	$1,616,323
5/31/22	$1,524,422	$1,097,936	$1,215,218	$1,637,627
6/30/22	$1,419,264	$1,081,273	$1,185,207	$1,664,046
7/31/22	$1,476,137	$1,108,814	$1,227,904	$1,670,578
8/31/22	$1,445,115	$1,079,868	$1,198,617	$1,678,354
9/30/22	$1,331,194	$1,045,202	$1,138,551	$1,692,018
10/31/22	$1,375,394	$1,041,624	$1,151,006	$1,707,929
11/30/22	$1,450,793	$1,068,168	$1,165,157	$1,719,125
12/31/22	$1,428,102	$1,055,562	$1,157,277	$1,726,375
1/31/23	$1,503,979	$1,079,874	$1,172,768	$1,742,215
2/28/23	$1,457,911	$1,062,650	$1,158,853	$1,755,029
3/31/23	$1,471,652	$1,086,213	$1,191,315	$1,764,234
4/30/23	$1,482,554	$1,091,806	$1,193,623	$1,777,148
5/31/23	$1,447,125	$1,087,507	$1,180,079	$1,787,172
6/30/23	$1,483,239	$1,086,858	$1,174,366	$1,798,345
7/31/23	$1,516,048	$1,087,210	$1,179,723	$1,809,031
8/31/23	$1,485,974	$1,085,844	$1,174,485	$1,824,748
9/30/23	$1,448,344	$1,067,119	$1,162,566	$1,839,007
10/31/23	$1,416,618	$1,059,542	$1,161,154	$1,848,855
11/30/23	$1,484,207	$1,095,972	$1,183,240	$1,858,947
12/31/23	$1,546,435	$1,130,998	$1,207,785	$1,869,939
1/31/24	$1,542,232	$1,128,781	$1,212,246	$1,883,131
2/29/24	$1,547,835	$1,121,036	$1,201,337	$1,898,188
3/31/24	$1,575,339	$1,131,144	$1,210,941	$1,913,962
4/30/24	$1,537,192	$1,112,932	$1,198,563	$1,925,732
5/31/24	$1,571,101	$1,122,780	$1,215,174	$1,934,512
6/30/24	$1,574,133	$1,132,522	$1,224,446	$1,941,677
7/31/24	$1,612,700	$1,154,402	$1,242,657	$1,952,695
8/31/24	$1,632,698	$1,167,045	$1,251,244	$1,963,559
9/30/24	$1,664,381	$1,180,588	$1,267,321	$1,975,580
10/31/24	$1,612,142	$1,164,612	$1,250,594	$1,988,977
11/30/24	$1,649,870	$1,178,445	$1,256,231	$2,001,971
12/31/24	$1,606,185	$1,169,402	$1,245,141	$2,017,116
1/31/25	$1,634,312	$1,173,932	$1,260,162	$2,033,612
2/28/25	$1,659,478	$1,188,068	$1,281,963	$2,046,276
3/31/25	$1,657,871	$1,183,110	$1,295,008	$2,055,250
4/30/25	$1,654,873	$1,194,759	$1,302,845	$2,066,799
5/31/25	$1,674,360	$1,190,809	$1,297,621	$2,077,226
6/30/25	$1,711,424	$1,202,213	$1,308,336	$2,090,807
7/31/25	$1,708,390	$1,201,251	$1,311,902	$2,103,885
8/31/25	$1,759,975	$1,207,833	$1,334,303	$2,119,438
9/30/25	$1,786,355	$1,216,730	$1,334,061	$2,134,072
10/31/25	$1,801,689	$1,226,335	$1,336,118	$2,148,111
11/30/25	$1,829,289	$1,228,914	$1,340,706	$2,156,565
12/31/25	$1,836,699	$1,226,279	$1,338,179	$2,171,492
1/31/26	$1,896,051	$1,229,243	$1,344,341	$2,183,920
2/28/26	$1,979,464	$1,246,523	$1,356,206	$2,198,396
3/31/26	$1,898,453	$1,224,396	$1,346,395	$2,225,547

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	14.51%	4.97%	6.62%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
Bloomberg U.S. TIPS: 1-10 Year Index	3.97%	2.63%	3.02%
Consumer Price Index + 500 Basis Points	8.29%	9.51%	8.33%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 9,968,911,000
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 7,773,000
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$9,968,911
# of Portfolio Holdings	28
Portfolio Turnover Rate	48%
Total Net Advisory Fees Paid During the Reporting Period	$7,773
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	99.8%
Other Assets and Liabilities, Net	0.2%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

Table Summary
PIMCO All Asset: Multi-Real Fund	20.6%
PIMCO All Asset: Multi-RAE PLUS Fund	16.8%
PIMCO Emerging Markets Local Currency and Bond Fund	8.0%
PIMCO Total Return Fund	7.0%
PIMCO Low Duration Fund	5.3%
PIMCO TRENDS Managed Futures Strategy Fund	4.2%
PIMCO High Yield Fund	3.7%
PIMCO Emerging Markets Currency and Short-Term Investments Fund	3.7%
PIMCO RAE Fundamental Advantage PLUS Fund	3.4%
PIMCO RAE Worldwide Long/Short PLUS Fund	3.3%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.09% as a result of the Fund's exposure to fees and expenses related to the Fund's investment in underlying funds and it includes increase in waiver by 0.02%.

Material Fund Change Expenses [Text Block]

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.09% as a result of the Fund's exposure to fees and expenses related to the Fund's investment in underlying funds and it includes increase in waiver by 0.02%.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000026557
Shareholder Report [Line Items]
Fund Name	PIMCO All Asset Fund
Class Name	Class C
Trading Symbol	PASCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO All Asset Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$138	1.30%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Positions in emerging markets equities, through exposure to certain Underlying PIMCO Funds ("UPFs"), contributed to performance, as these exposures posted positive returns.

  Positions in developed ex-U.S. equities, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in commodities, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in emerging markets bonds, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in liquid alternatives, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  There were no material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class C (excluding sales charge)	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg U.S. TIPS: 1-10 Year Index	Consumer Price Index + 500 Basis Points
3/31/16	$10,000	$10,000	$10,000	$10,000
4/30/16	$10,291	$10,017	$10,027	$10,077
5/31/16	$10,047	$10,059	$9,969	$10,141
6/30/16	$10,372	$10,251	$10,132	$10,210
7/31/16	$10,598	$10,312	$10,164	$10,247
8/31/16	$10,636	$10,307	$10,113	$10,306
9/30/16	$10,739	$10,306	$10,190	$10,374
10/31/16	$10,758	$10,206	$10,178	$10,440
11/30/16	$10,494	$10,037	$10,029	$10,494
12/31/16	$10,673	$10,065	$10,040	$10,562
1/31/17	$10,904	$10,028	$10,114	$10,646
2/28/17	$11,095	$10,114	$10,139	$10,705
3/31/17	$11,182	$10,109	$10,145	$10,744
4/30/17	$11,220	$10,178	$10,191	$10,801
5/31/17	$11,354	$10,237	$10,186	$10,837
6/30/17	$11,353	$10,208	$10,105	$10,888
7/31/17	$11,576	$10,242	$10,156	$10,936
8/31/17	$11,711	$10,335	$10,226	$11,020
9/30/17	$11,696	$10,288	$10,176	$11,119
10/31/17	$11,764	$10,331	$10,192	$11,172
11/30/17	$11,813	$10,347	$10,181	$11,246
12/31/17	$12,024	$10,370	$10,230	$11,315
1/31/18	$12,302	$10,296	$10,153	$11,407
2/28/18	$11,985	$10,273	$10,106	$11,483
3/31/18	$12,015	$10,358	$10,189	$11,532
4/30/18	$12,015	$10,320	$10,176	$11,607
5/31/18	$11,846	$10,358	$10,223	$11,680
6/30/18	$11,703	$10,377	$10,252	$11,738
7/31/18	$11,823	$10,380	$10,212	$11,795
8/31/18	$11,643	$10,412	$10,281	$11,863
9/30/18	$11,698	$10,372	$10,209	$11,935
10/31/18	$11,325	$10,352	$10,130	$12,010
11/30/18	$11,416	$10,403	$10,163	$12,050
12/31/18	$11,278	$10,553	$10,204	$12,107
1/31/19	$11,774	$10,665	$10,318	$12,147
2/28/19	$11,795	$10,678	$10,328	$12,232
3/31/19	$11,855	$10,869	$10,466	$12,326
4/30/19	$11,917	$10,875	$10,511	$12,420
5/31/19	$11,783	$11,032	$10,626	$12,474
6/30/19	$12,137	$11,186	$10,731	$12,521
7/31/19	$12,074	$11,274	$10,747	$12,600
8/31/19	$11,908	$11,530	$10,886	$12,662
9/30/19	$12,035	$11,477	$10,796	$12,732
10/31/19	$12,202	$11,457	$10,826	$12,818
11/30/19	$12,191	$11,443	$10,828	$12,905
12/31/19	$12,510	$11,420	$10,903	$12,993
1/31/20	$12,309	$11,626	$11,045	$13,070
2/29/20	$11,876	$11,768	$11,140	$13,129
3/31/20	$10,476	$11,585	$10,937	$13,126
4/30/20	$11,036	$11,773	$11,159	$13,080
5/31/20	$11,396	$11,806	$11,228	$13,122
6/30/20	$11,723	$11,865	$11,348	$13,237
7/31/20	$12,095	$11,995	$11,510	$13,355
8/31/20	$12,179	$11,908	$11,673	$13,457
9/30/20	$11,981	$11,951	$11,632	$13,546
10/31/20	$11,820	$11,952	$11,584	$13,617
11/30/20	$12,871	$12,020	$11,673	$13,702
12/31/20	$13,395	$12,057	$11,818	$13,815
1/31/21	$13,623	$11,993	$11,891	$13,903
2/28/21	$13,959	$11,806	$11,806	$14,005
3/31/21	$14,185	$11,760	$11,825	$14,132
4/30/21	$14,552	$11,790	$11,976	$14,274
5/31/21	$14,909	$11,817	$12,087	$14,424
6/30/21	$14,998	$11,874	$12,097	$14,600
7/31/21	$15,055	$12,022	$12,375	$14,724
8/31/21	$15,146	$11,998	$12,352	$14,823
9/30/21	$14,875	$11,884	$12,301	$14,948
10/31/21	$15,109	$11,853	$12,401	$15,147
11/30/21	$14,781	$11,938	$12,430	$15,333
12/31/21	$15,301	$11,890	$12,490	$15,496
1/31/22	$15,048	$11,703	$12,339	$15,650
2/28/22	$14,820	$11,547	$12,458	$15,817
3/31/22	$14,917	$11,298	$12,272	$16,050
4/30/22	$14,371	$10,994	$12,157	$16,163
5/31/22	$14,371	$10,979	$12,152	$16,376
6/30/22	$13,362	$10,813	$11,852	$16,640
7/31/22	$13,876	$11,088	$12,279	$16,706
8/31/22	$13,582	$10,799	$11,986	$16,784
9/30/22	$12,509	$10,452	$11,386	$16,920
10/31/22	$12,903	$10,416	$11,510	$17,079
11/30/22	$13,603	$10,682	$11,652	$17,191
12/31/22	$13,382	$10,556	$11,573	$17,264
1/31/23	$14,071	$10,799	$11,728	$17,422
2/28/23	$13,637	$10,626	$11,589	$17,550
3/31/23	$13,753	$10,862	$11,913	$17,642
4/30/23	$13,843	$10,918	$11,936	$17,771
5/31/23	$13,497	$10,875	$11,801	$17,872
6/30/23	$13,825	$10,869	$11,744	$17,983
7/31/23	$14,133	$10,872	$11,797	$18,090
8/31/23	$13,838	$10,858	$11,745	$18,247
9/30/23	$13,477	$10,671	$11,626	$18,390
10/31/23	$13,167	$10,595	$11,612	$18,489
11/30/23	$13,788	$10,960	$11,832	$18,589
12/31/23	$14,353	$11,310	$12,078	$18,699
1/31/24	$14,301	$11,288	$12,122	$18,831
2/29/24	$14,340	$11,210	$12,013	$18,982
3/31/24	$14,580	$11,311	$12,109	$19,140
4/30/24	$14,225	$11,129	$11,986	$19,257
5/31/24	$14,514	$11,228	$12,152	$19,345
6/30/24	$14,541	$11,325	$12,244	$19,417
7/31/24	$14,886	$11,544	$12,427	$19,527
8/31/24	$15,059	$11,670	$12,512	$19,636
9/30/24	$15,328	$11,806	$12,673	$19,756
10/31/24	$14,843	$11,646	$12,506	$19,890
11/30/24	$15,180	$11,784	$12,562	$20,020
12/31/24	$14,757	$11,694	$12,451	$20,171
1/31/25	$15,003	$11,739	$12,602	$20,336
2/28/25	$15,236	$11,881	$12,820	$20,463
3/31/25	$15,203	$11,831	$12,950	$20,552
4/30/25	$15,162	$11,948	$13,028	$20,668
5/31/25	$15,328	$11,908	$12,976	$20,772
6/30/25	$15,669	$12,022	$13,083	$20,908
7/31/25	$15,627	$12,013	$13,119	$21,039
8/31/25	$16,089	$12,078	$13,343	$21,194
9/30/25	$16,307	$12,167	$13,341	$21,341
10/31/25	$16,434	$12,263	$13,361	$21,481
11/30/25	$16,660	$12,289	$13,407	$21,566
12/31/25	$16,728	$12,263	$13,382	$21,715
1/31/26	$17,258	$12,292	$13,443	$21,839
2/28/26	$17,995	$12,465	$13,562	$21,984
3/31/26	$17,246	$12,244	$13,464	$22,255

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	13.44%	3.99%	5.60%
Class C (including sales charge)	12.44%	3.99%	5.60%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
Bloomberg U.S. TIPS: 1-10 Year Index	3.97%	2.63%	3.02%
Consumer Price Index + 500 Basis Points	8.29%	9.51%	8.33%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 9,968,911,000
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 7,773,000
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$9,968,911
# of Portfolio Holdings	28
Portfolio Turnover Rate	48%
Total Net Advisory Fees Paid During the Reporting Period	$7,773
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	99.8%
Other Assets and Liabilities, Net	0.2%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

Table Summary
PIMCO All Asset: Multi-Real Fund	20.6%
PIMCO All Asset: Multi-RAE PLUS Fund	16.8%
PIMCO Emerging Markets Local Currency and Bond Fund	8.0%
PIMCO Total Return Fund	7.0%
PIMCO Low Duration Fund	5.3%
PIMCO TRENDS Managed Futures Strategy Fund	4.2%
PIMCO High Yield Fund	3.7%
PIMCO Emerging Markets Currency and Short-Term Investments Fund	3.7%
PIMCO RAE Fundamental Advantage PLUS Fund	3.4%
PIMCO RAE Worldwide Long/Short PLUS Fund	3.3%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.12% as a result of the Fund's exposure to fees and expenses related to the Fund's investment in underlying funds and it includes increase in waiver by 0.02%.

Change to Shareholder Expenses. Effective September 2, 2025, the supervisory and administrative fee for Class C shares of the Fund, stated as a percentage of the Fund’s average daily net assets, decreased by 0.05%. This supervisory and administrative fee decrease will result in the Fund’s Management Fees decreasing by 0.05% for  Class C shares of the Fund.

Material Fund Change Expenses [Text Block]

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.12% as a result of the Fund's exposure to fees and expenses related to the Fund's investment in underlying funds and it includes increase in waiver by 0.02%.

Change to Shareholder Expenses. Effective September 2, 2025, the supervisory and administrative fee for Class C shares of the Fund, stated as a percentage of the Fund’s average daily net assets, decreased by 0.05%. This supervisory and administrative fee decrease will result in the Fund’s Management Fees decreasing by 0.05% for  Class C shares of the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000026553
Shareholder Report [Line Items]
Fund Name	PIMCO All Asset Fund
Class Name	Institutional Class
Trading Symbol	PAAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO All Asset Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$13	0.13%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Positions in emerging markets equities, through exposure to certain Underlying PIMCO Funds ("UPFs"), contributed to performance, as these exposures posted positive returns.

  Positions in developed ex-U.S. equities, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in commodities, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in emerging markets bonds, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in liquid alternatives, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  There were no material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg U.S. TIPS: 1-10 Year Index	Consumer Price Index + 500 Basis Points
3/31/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,029,963	$1,001,698	$1,002,650	$1,007,733
5/31/16	$1,007,491	$1,005,932	$996,885	$1,014,131
6/30/16	$1,040,621	$1,025,081	$1,013,158	$1,020,983
7/31/16	$1,064,143	$1,031,206	$1,016,412	$1,024,660
8/31/16	$1,068,848	$1,030,680	$1,011,266	$1,030,640
9/30/16	$1,080,770	$1,030,557	$1,018,977	$1,037,432
10/31/16	$1,083,607	$1,020,565	$1,017,769	$1,043,956
11/30/16	$1,058,077	$1,003,709	$1,002,852	$1,049,367
12/31/16	$1,077,360	$1,006,459	$1,003,955	$1,056,182
1/31/17	$1,101,516	$1,002,793	$1,011,399	$1,064,580
2/28/17	$1,121,807	$1,011,378	$1,013,874	$1,070,538
3/31/17	$1,132,098	$1,010,911	$1,014,538	$1,074,412
4/30/17	$1,136,940	$1,017,767	$1,019,059	$1,080,050
5/31/17	$1,151,467	$1,023,707	$1,018,555	$1,083,663
6/30/17	$1,153,208	$1,020,842	$1,010,481	$1,088,782
7/31/17	$1,176,663	$1,024,198	$1,015,567	$1,093,570
8/31/17	$1,191,323	$1,033,532	$1,022,571	$1,102,044
9/30/17	$1,190,677	$1,028,761	$1,017,592	$1,111,926
10/31/17	$1,199,585	$1,033,100	$1,019,243	$1,117,249
11/30/17	$1,205,523	$1,034,700	$1,018,133	$1,124,633
12/31/17	$1,227,995	$1,037,013	$1,022,982	$1,131,487
1/31/18	$1,257,305	$1,029,610	$1,015,283	$1,140,712
2/28/18	$1,226,985	$1,027,288	$1,010,648	$1,148,296
3/31/18	$1,231,330	$1,035,806	$1,018,915	$1,153,177
4/30/18	$1,232,346	$1,031,952	$1,017,551	$1,160,741
5/31/18	$1,216,090	$1,035,807	$1,022,270	$1,167,993
6/30/18	$1,202,152	$1,037,738	$1,025,177	$1,173,789
7/31/18	$1,216,487	$1,038,022	$1,021,191	$1,179,460
8/31/18	$1,199,080	$1,041,212	$1,028,062	$1,186,272
9/30/18	$1,206,395	$1,037,229	$1,020,913	$1,193,453
10/31/18	$1,169,179	$1,035,202	$1,013,000	$1,200,954
11/30/18	$1,179,517	$1,040,267	$1,016,255	$1,205,014
12/31/18	$1,166,854	$1,055,294	$1,020,390	$1,210,718
1/31/19	$1,219,070	$1,066,471	$1,031,822	$1,214,716
2/28/19	$1,222,266	$1,067,753	$1,032,834	$1,223,152
3/31/19	$1,229,694	$1,086,877	$1,046,580	$1,232,552
4/30/19	$1,237,192	$1,087,524	$1,051,114	$1,241,999
5/31/19	$1,224,338	$1,103,173	$1,062,552	$1,247,369
6/30/19	$1,262,651	$1,118,641	$1,073,099	$1,252,095
7/31/19	$1,257,264	$1,127,444	$1,074,745	$1,259,974
8/31/19	$1,242,181	$1,153,012	$1,088,551	$1,266,199
9/30/19	$1,255,108	$1,147,669	$1,079,578	$1,273,229
10/31/19	$1,273,581	$1,145,688	$1,082,600	$1,281,826
11/30/19	$1,274,668	$1,144,344	$1,082,769	$1,290,477
12/31/19	$1,309,336	$1,141,998	$1,090,332	$1,299,337
1/31/20	$1,289,497	$1,162,607	$1,104,468	$1,307,032
2/29/20	$1,245,412	$1,176,836	$1,114,022	$1,312,948
3/31/20	$1,099,234	$1,158,521	$1,093,684	$1,312,594
4/30/20	$1,160,056	$1,177,276	$1,115,895	$1,307,987
5/31/20	$1,198,762	$1,180,613	$1,122,824	$1,312,209
6/30/20	$1,234,453	$1,186,505	$1,134,778	$1,323,673
7/31/20	$1,274,526	$1,199,470	$1,151,012	$1,335,533
8/31/20	$1,285,657	$1,190,779	$1,167,327	$1,345,730
9/30/20	$1,265,684	$1,195,129	$1,163,232	$1,354,602
10/31/20	$1,249,891	$1,195,216	$1,158,423	$1,361,688
11/30/20	$1,362,697	$1,202,035	$1,167,311	$1,370,173
12/31/20	$1,419,470	$1,205,728	$1,181,816	$1,381,461
1/31/21	$1,444,654	$1,199,261	$1,189,126	$1,390,340
2/28/21	$1,481,285	$1,180,606	$1,180,564	$1,400,519
3/31/21	$1,507,373	$1,175,955	$1,182,490	$1,413,242
4/30/21	$1,547,507	$1,179,029	$1,197,555	$1,427,447
5/31/21	$1,587,641	$1,181,661	$1,208,714	$1,442,358
6/30/21	$1,599,237	$1,187,424	$1,209,719	$1,459,954
7/31/21	$1,606,490	$1,202,182	$1,237,543	$1,472,360
8/31/21	$1,617,369	$1,199,773	$1,235,239	$1,482,349
9/30/21	$1,589,763	$1,188,446	$1,230,077	$1,494,819
10/31/21	$1,617,216	$1,185,338	$1,240,055	$1,514,675
11/30/21	$1,582,276	$1,193,793	$1,243,026	$1,533,251
12/31/21	$1,640,631	$1,188,952	$1,249,004	$1,549,644
1/31/22	$1,614,936	$1,170,272	$1,233,851	$1,564,950
2/28/22	$1,591,810	$1,154,705	$1,245,816	$1,581,708
3/31/22	$1,605,185	$1,129,814	$1,227,211	$1,605,050
4/30/22	$1,546,649	$1,099,449	$1,215,743	$1,616,323
5/31/22	$1,547,950	$1,097,936	$1,215,218	$1,637,627
6/30/22	$1,441,636	$1,081,273	$1,185,207	$1,664,046
7/31/22	$1,499,512	$1,108,814	$1,227,904	$1,670,578
8/31/22	$1,467,943	$1,079,868	$1,198,617	$1,678,354
9/30/22	$1,352,855	$1,045,202	$1,138,551	$1,692,018
10/31/22	$1,397,862	$1,041,624	$1,151,006	$1,707,929
11/30/22	$1,474,639	$1,068,168	$1,165,157	$1,719,125
12/31/22	$1,451,404	$1,055,562	$1,157,277	$1,726,375
1/31/23	$1,528,738	$1,079,874	$1,172,768	$1,742,215
2/28/23	$1,483,166	$1,062,650	$1,158,853	$1,755,029
3/31/23	$1,497,930	$1,086,213	$1,191,315	$1,764,234
4/30/23	$1,509,046	$1,091,806	$1,193,623	$1,777,148
5/31/23	$1,472,918	$1,087,507	$1,180,079	$1,787,172
6/30/23	$1,509,048	$1,086,858	$1,174,366	$1,798,345
7/31/23	$1,543,915	$1,087,210	$1,179,723	$1,809,031
8/31/23	$1,513,232	$1,085,844	$1,174,485	$1,824,748
9/30/23	$1,475,778	$1,067,119	$1,162,566	$1,839,007
10/31/23	$1,443,389	$1,059,542	$1,161,154	$1,848,855
11/30/23	$1,512,391	$1,095,972	$1,183,240	$1,858,947
12/31/23	$1,575,707	$1,130,998	$1,207,785	$1,869,939
1/31/24	$1,572,844	$1,128,781	$1,212,246	$1,883,131
2/29/24	$1,578,569	$1,121,036	$1,201,337	$1,898,188
3/31/24	$1,606,112	$1,131,144	$1,210,941	$1,913,962
4/30/24	$1,568,559	$1,112,932	$1,198,563	$1,925,732
5/31/24	$1,603,223	$1,122,780	$1,215,174	$1,934,512
6/30/24	$1,607,141	$1,132,522	$1,224,446	$1,941,677
7/31/24	$1,646,589	$1,154,402	$1,242,657	$1,952,695
8/31/24	$1,667,043	$1,167,045	$1,251,244	$1,963,559
9/30/24	$1,699,010	$1,180,588	$1,267,321	$1,975,580
10/31/24	$1,647,029	$1,164,612	$1,250,594	$1,988,977
11/30/24	$1,685,643	$1,178,445	$1,256,231	$2,001,971
12/31/24	$1,640,667	$1,169,402	$1,245,141	$2,017,116
1/31/25	$1,669,477	$1,173,932	$1,260,162	$2,033,612
2/28/25	$1,696,771	$1,188,068	$1,281,963	$2,046,276
3/31/25	$1,696,009	$1,183,110	$1,295,008	$2,055,250
4/30/25	$1,692,936	$1,194,759	$1,302,845	$2,066,799
5/31/25	$1,712,908	$1,190,809	$1,297,621	$2,077,226
6/30/25	$1,751,763	$1,202,213	$1,308,336	$2,090,807
7/31/25	$1,748,651	$1,201,251	$1,311,902	$2,103,885
8/31/25	$1,801,546	$1,207,833	$1,334,303	$2,119,438
9/30/25	$1,829,740	$1,216,730	$1,334,061	$2,134,072
10/31/25	$1,845,473	$1,226,335	$1,336,118	$2,148,111
11/30/25	$1,872,219	$1,228,914	$1,340,706	$2,156,565
12/31/25	$1,881,183	$1,226,279	$1,338,179	$2,171,492
1/31/26	$1,943,780	$1,229,243	$1,344,341	$2,183,920
2/28/26	$2,027,790	$1,246,523	$1,356,206	$2,198,396
3/31/26	$1,945,684	$1,224,396	$1,346,395	$2,225,547

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	14.72%	5.24%	6.88%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
Bloomberg U.S. TIPS: 1-10 Year Index	3.97%	2.63%	3.02%
Consumer Price Index + 500 Basis Points	8.29%	9.51%	8.33%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 9,968,911,000
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 7,773,000
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$9,968,911
# of Portfolio Holdings	28
Portfolio Turnover Rate	48%
Total Net Advisory Fees Paid During the Reporting Period	$7,773
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	99.8%
Other Assets and Liabilities, Net	0.2%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

Table Summary
PIMCO All Asset: Multi-Real Fund	20.6%
PIMCO All Asset: Multi-RAE PLUS Fund	16.8%
PIMCO Emerging Markets Local Currency and Bond Fund	8.0%
PIMCO Total Return Fund	7.0%
PIMCO Low Duration Fund	5.3%
PIMCO TRENDS Managed Futures Strategy Fund	4.2%
PIMCO High Yield Fund	3.7%
PIMCO Emerging Markets Currency and Short-Term Investments Fund	3.7%
PIMCO RAE Fundamental Advantage PLUS Fund	3.4%
PIMCO RAE Worldwide Long/Short PLUS Fund	3.3%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.09% as a result of the Fund's exposure to fees and expenses related to the Fund's investment in underlying funds and it includes increase in waiver by 0.02%.

Material Fund Change Expenses [Text Block]

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.09% as a result of the Fund's exposure to fees and expenses related to the Fund's investment in underlying funds and it includes increase in waiver by 0.02%.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000064139
Shareholder Report [Line Items]
Fund Name	PIMCO All Asset Fund
Class Name	I-2
Trading Symbol	PALPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO All Asset Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$24	0.23%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Positions in emerging markets equities, through exposure to certain Underlying PIMCO Funds ("UPFs"), contributed to performance, as these exposures posted positive returns.

  Positions in developed ex-U.S. equities, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in commodities, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in emerging markets bonds, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in liquid alternatives, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  There were no material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-2	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg U.S. TIPS: 1-10 Year Index	Consumer Price Index + 500 Basis Points
3/31/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,029,907	$1,001,698	$1,002,650	$1,007,733
5/31/16	$1,007,477	$1,005,932	$996,885	$1,014,131
6/30/16	$1,040,342	$1,025,081	$1,013,158	$1,020,983
7/31/16	$1,063,815	$1,031,206	$1,016,412	$1,024,660
8/31/16	$1,068,510	$1,030,680	$1,011,266	$1,030,640
9/30/16	$1,080,145	$1,030,557	$1,018,977	$1,037,432
10/31/16	$1,082,975	$1,020,565	$1,017,769	$1,043,956
11/30/16	$1,057,504	$1,003,709	$1,002,852	$1,049,367
12/31/16	$1,077,382	$1,006,459	$1,003,955	$1,056,182
1/31/17	$1,101,474	$1,002,793	$1,011,399	$1,064,580
2/28/17	$1,120,747	$1,011,378	$1,013,874	$1,070,538
3/31/17	$1,131,771	$1,010,911	$1,014,538	$1,074,412
4/30/17	$1,136,599	$1,017,767	$1,019,059	$1,080,050
5/31/17	$1,151,084	$1,023,707	$1,018,555	$1,083,663
6/30/17	$1,151,650	$1,020,842	$1,010,481	$1,088,782
7/31/17	$1,176,008	$1,024,198	$1,015,567	$1,093,570
8/31/17	$1,190,623	$1,033,532	$1,022,571	$1,102,044
9/30/17	$1,189,681	$1,028,761	$1,017,592	$1,111,926
10/31/17	$1,197,573	$1,033,100	$1,019,243	$1,117,249
11/30/17	$1,204,478	$1,034,700	$1,018,133	$1,124,633
12/31/17	$1,226,565	$1,037,013	$1,022,982	$1,131,487
1/31/18	$1,255,769	$1,029,610	$1,015,283	$1,140,712
2/28/18	$1,224,551	$1,027,288	$1,010,648	$1,148,296
3/31/18	$1,228,624	$1,035,806	$1,018,915	$1,153,177
4/30/18	$1,229,636	$1,031,952	$1,017,551	$1,160,741
5/31/18	$1,214,455	$1,035,807	$1,022,270	$1,167,993
6/30/18	$1,200,348	$1,037,738	$1,025,177	$1,173,789
7/31/18	$1,213,605	$1,038,022	$1,021,191	$1,179,460
8/31/18	$1,196,268	$1,041,212	$1,028,062	$1,186,272
9/30/18	$1,203,231	$1,037,229	$1,020,913	$1,193,453
10/31/18	$1,166,176	$1,035,202	$1,013,000	$1,200,954
11/30/18	$1,176,469	$1,040,267	$1,016,255	$1,205,014
12/31/18	$1,163,428	$1,055,294	$1,020,390	$1,210,718
1/31/19	$1,215,395	$1,066,471	$1,031,822	$1,214,716
2/28/19	$1,218,577	$1,067,753	$1,032,834	$1,223,152
3/31/19	$1,225,707	$1,086,877	$1,046,580	$1,232,552
4/30/19	$1,233,168	$1,087,524	$1,051,114	$1,241,999
5/31/19	$1,221,444	$1,103,173	$1,062,552	$1,247,369
6/30/19	$1,259,334	$1,118,641	$1,073,099	$1,252,095
7/31/19	$1,252,904	$1,127,444	$1,074,745	$1,259,974
8/31/19	$1,237,899	$1,153,012	$1,088,551	$1,266,199
9/30/19	$1,251,531	$1,147,669	$1,079,578	$1,273,229
10/31/19	$1,269,905	$1,145,688	$1,082,600	$1,281,826
11/30/19	$1,269,905	$1,144,344	$1,082,769	$1,290,477
12/31/19	$1,303,983	$1,141,998	$1,090,332	$1,299,337
1/31/20	$1,284,258	$1,162,607	$1,104,468	$1,307,032
2/29/20	$1,240,427	$1,176,836	$1,114,022	$1,312,948
3/31/20	$1,095,941	$1,158,521	$1,093,684	$1,312,594
4/30/20	$1,155,300	$1,177,276	$1,115,895	$1,307,987
5/31/20	$1,193,773	$1,180,613	$1,122,824	$1,312,209
6/30/20	$1,229,032	$1,186,505	$1,134,778	$1,323,673
7/31/20	$1,269,963	$1,199,470	$1,151,012	$1,335,533
8/31/20	$1,279,919	$1,190,779	$1,167,327	$1,345,730
9/30/20	$1,259,744	$1,195,129	$1,163,232	$1,354,602
10/31/20	$1,244,053	$1,195,216	$1,158,423	$1,361,688
11/30/20	$1,356,130	$1,202,035	$1,167,311	$1,370,173
12/31/20	$1,413,261	$1,205,728	$1,181,816	$1,381,461
1/31/21	$1,437,138	$1,199,261	$1,189,126	$1,390,340
2/28/21	$1,474,658	$1,180,606	$1,180,564	$1,400,519
3/31/21	$1,500,279	$1,175,955	$1,182,490	$1,413,242
4/30/21	$1,540,130	$1,179,029	$1,197,555	$1,427,447
5/31/21	$1,579,981	$1,181,661	$1,208,714	$1,442,358
6/30/21	$1,591,247	$1,187,424	$1,209,719	$1,459,954
7/31/21	$1,598,448	$1,202,182	$1,237,543	$1,472,360
8/31/21	$1,609,248	$1,199,773	$1,235,239	$1,482,349
9/30/21	$1,581,465	$1,188,446	$1,230,077	$1,494,819
10/31/21	$1,608,710	$1,185,338	$1,240,055	$1,514,675
11/30/21	$1,574,035	$1,193,793	$1,243,026	$1,533,251
12/31/21	$1,631,511	$1,188,952	$1,249,004	$1,549,644
1/31/22	$1,606,019	$1,170,272	$1,233,851	$1,564,950
2/28/22	$1,583,075	$1,154,705	$1,245,816	$1,581,708
3/31/22	$1,595,999	$1,129,814	$1,227,211	$1,605,050
4/30/22	$1,537,939	$1,099,449	$1,215,743	$1,616,323
5/31/22	$1,539,230	$1,097,936	$1,215,218	$1,637,627
6/30/22	$1,432,228	$1,081,273	$1,185,207	$1,664,046
7/31/22	$1,489,621	$1,108,814	$1,227,904	$1,670,578
8/31/22	$1,459,620	$1,079,868	$1,198,617	$1,678,354
9/30/22	$1,345,169	$1,045,202	$1,138,551	$1,692,018
10/31/22	$1,388,477	$1,041,624	$1,151,006	$1,707,929
11/30/22	$1,464,594	$1,068,168	$1,165,157	$1,719,125
12/31/22	$1,442,356	$1,055,562	$1,157,277	$1,726,375
1/31/23	$1,518,989	$1,079,874	$1,172,768	$1,742,215
2/28/23	$1,473,830	$1,062,650	$1,158,853	$1,755,029
3/31/23	$1,488,173	$1,086,213	$1,191,315	$1,764,234
4/30/23	$1,497,810	$1,091,806	$1,193,623	$1,777,148
5/31/23	$1,462,016	$1,087,507	$1,180,079	$1,787,172
6/30/23	$1,498,916	$1,086,858	$1,174,366	$1,798,345
7/31/23	$1,533,454	$1,087,210	$1,179,723	$1,809,031
8/31/23	$1,503,061	$1,085,844	$1,174,485	$1,824,748
9/30/23	$1,464,208	$1,067,119	$1,162,566	$1,839,007
10/31/23	$1,433,529	$1,059,542	$1,161,154	$1,848,855
11/30/23	$1,501,859	$1,095,972	$1,183,240	$1,858,947
12/31/23	$1,564,057	$1,130,998	$1,207,785	$1,869,939
1/31/24	$1,561,224	$1,128,781	$1,212,246	$1,883,131
2/29/24	$1,565,474	$1,121,036	$1,201,337	$1,898,188
3/31/24	$1,593,819	$1,131,144	$1,210,941	$1,913,962
4/30/24	$1,555,225	$1,112,932	$1,198,563	$1,925,732
5/31/24	$1,589,531	$1,122,780	$1,215,174	$1,934,512
6/30/24	$1,594,502	$1,132,522	$1,224,446	$1,941,677
7/31/24	$1,633,533	$1,154,402	$1,242,657	$1,952,695
8/31/24	$1,653,771	$1,167,045	$1,251,244	$1,963,559
9/30/24	$1,684,976	$1,180,588	$1,267,321	$1,975,580
10/31/24	$1,632,091	$1,164,612	$1,250,594	$1,988,977
11/30/24	$1,671,755	$1,178,445	$1,256,231	$2,001,971
12/31/24	$1,626,771	$1,169,402	$1,245,141	$2,017,116
1/31/25	$1,655,258	$1,173,932	$1,260,162	$2,033,612
2/28/25	$1,682,246	$1,188,068	$1,281,963	$2,046,276
3/31/25	$1,681,124	$1,183,110	$1,295,008	$2,055,250
4/30/25	$1,678,087	$1,194,759	$1,302,845	$2,066,799
5/31/25	$1,697,829	$1,190,809	$1,297,621	$2,077,226
6/30/25	$1,735,906	$1,202,213	$1,308,336	$2,090,807
7/31/25	$1,732,831	$1,201,251	$1,311,902	$2,103,885
8/31/25	$1,785,108	$1,207,833	$1,334,303	$2,119,438
9/30/25	$1,812,519	$1,216,730	$1,334,061	$2,134,072
10/31/25	$1,828,064	$1,226,335	$1,336,118	$2,148,111
11/30/25	$1,856,045	$1,228,914	$1,340,706	$2,156,565
12/31/25	$1,862,844	$1,226,279	$1,338,179	$2,171,492
1/31/26	$1,924,668	$1,229,243	$1,344,341	$2,183,920
2/28/26	$2,009,268	$1,246,523	$1,356,206	$2,198,396
3/31/26	$1,926,129	$1,224,396	$1,346,395	$2,225,547

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	14.57%	5.12%	6.77%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
Bloomberg U.S. TIPS: 1-10 Year Index	3.97%	2.63%	3.02%
Consumer Price Index + 500 Basis Points	8.29%	9.51%	8.33%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 9,968,911,000
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 7,773,000
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$9,968,911
# of Portfolio Holdings	28
Portfolio Turnover Rate	48%
Total Net Advisory Fees Paid During the Reporting Period	$7,773
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	99.8%
Other Assets and Liabilities, Net	0.2%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

Table Summary
PIMCO All Asset: Multi-Real Fund	20.6%
PIMCO All Asset: Multi-RAE PLUS Fund	16.8%
PIMCO Emerging Markets Local Currency and Bond Fund	8.0%
PIMCO Total Return Fund	7.0%
PIMCO Low Duration Fund	5.3%
PIMCO TRENDS Managed Futures Strategy Fund	4.2%
PIMCO High Yield Fund	3.7%
PIMCO Emerging Markets Currency and Short-Term Investments Fund	3.7%
PIMCO RAE Fundamental Advantage PLUS Fund	3.4%
PIMCO RAE Worldwide Long/Short PLUS Fund	3.3%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.09% as a result of the Fund's exposure to fees and expenses related to the Fund's investment in underlying funds and it includes increase in waiver by 0.02%.

Material Fund Change Expenses [Text Block]

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.09% as a result of the Fund's exposure to fees and expenses related to the Fund's investment in underlying funds and it includes increase in waiver by 0.02%.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000031163
Shareholder Report [Line Items]
Fund Name	PIMCO All Asset Fund
Class Name	Class R
Trading Symbol	PATRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO All Asset Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$85	0.80%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Positions in emerging markets equities, through exposure to certain Underlying PIMCO Funds ("UPFs"), contributed to performance, as these exposures posted positive returns.

  Positions in developed ex-U.S. equities, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in commodities, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in emerging markets bonds, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in liquid alternatives, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  There were no material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class R	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg U.S. TIPS: 1-10 Year Index	Consumer Price Index + 500 Basis Points
3/31/16	$10,000	$10,000	$10,000	$10,000
4/30/16	$10,291	$10,017	$10,027	$10,077
5/31/16	$10,056	$10,059	$9,969	$10,141
6/30/16	$10,383	$10,251	$10,132	$10,210
7/31/16	$10,619	$10,312	$10,164	$10,247
8/31/16	$10,657	$10,307	$10,113	$10,306
9/30/16	$10,765	$10,306	$10,190	$10,374
10/31/16	$10,784	$10,206	$10,178	$10,440
11/30/16	$10,529	$10,037	$10,029	$10,494
12/31/16	$10,717	$10,065	$10,040	$10,562
1/31/17	$10,948	$10,028	$10,114	$10,646
2/28/17	$11,141	$10,114	$10,139	$10,705
3/31/17	$11,239	$10,109	$10,145	$10,744
4/30/17	$11,287	$10,178	$10,191	$10,801
5/31/17	$11,422	$10,237	$10,186	$10,837
6/30/17	$11,424	$10,208	$10,105	$10,888
7/31/17	$11,658	$10,242	$10,156	$10,936
8/31/17	$11,794	$10,335	$10,226	$11,020
9/30/17	$11,785	$10,288	$10,176	$11,119
10/31/17	$11,854	$10,331	$10,192	$11,172
11/30/17	$11,913	$10,347	$10,181	$11,246
12/31/17	$12,123	$10,370	$10,230	$11,315
1/31/18	$12,414	$10,296	$10,153	$11,407
2/28/18	$12,103	$10,273	$10,106	$11,483
3/31/18	$12,138	$10,358	$10,189	$11,532
4/30/18	$12,138	$10,320	$10,176	$11,607
5/31/18	$11,977	$10,358	$10,223	$11,680
6/30/18	$11,833	$10,377	$10,252	$11,738
7/31/18	$11,965	$10,380	$10,212	$11,795
8/31/18	$11,783	$10,412	$10,281	$11,863
9/30/18	$11,844	$10,372	$10,209	$11,935
10/31/18	$11,476	$10,352	$10,130	$12,010
11/30/18	$11,568	$10,403	$10,163	$12,050
12/31/18	$11,438	$10,553	$10,204	$12,107
1/31/19	$11,942	$10,665	$10,318	$12,147
2/28/19	$11,963	$10,678	$10,328	$12,232
3/31/19	$12,039	$10,869	$10,466	$12,326
4/30/19	$12,102	$10,875	$10,511	$12,420
5/31/19	$11,975	$11,032	$10,626	$12,474
6/30/19	$12,337	$11,186	$10,731	$12,521
7/31/19	$12,274	$11,274	$10,747	$12,600
8/31/19	$12,125	$11,530	$10,886	$12,662
9/30/19	$12,241	$11,477	$10,796	$12,732
10/31/19	$12,422	$11,457	$10,826	$12,818
11/30/19	$12,412	$11,443	$10,828	$12,905
12/31/19	$12,747	$11,420	$10,903	$12,993
1/31/20	$12,552	$11,626	$11,045	$13,070
2/29/20	$12,110	$11,768	$11,140	$13,129
3/31/20	$10,693	$11,585	$10,937	$13,126
4/30/20	$11,266	$11,773	$11,159	$13,080
5/31/20	$11,634	$11,806	$11,228	$13,122
6/30/20	$11,979	$11,865	$11,348	$13,237
7/31/20	$12,360	$11,995	$11,510	$13,355
8/31/20	$12,458	$11,908	$11,673	$13,457
9/30/20	$12,263	$11,951	$11,632	$13,546
10/31/20	$12,098	$11,952	$11,584	$13,617
11/30/20	$13,176	$12,020	$11,673	$13,702
12/31/20	$13,725	$12,057	$11,818	$13,815
1/31/21	$13,959	$11,993	$11,891	$13,903
2/28/21	$14,315	$11,806	$11,806	$14,005
3/31/21	$14,548	$11,760	$11,825	$14,132
4/30/21	$14,926	$11,790	$11,976	$14,274
5/31/21	$15,305	$11,817	$12,087	$14,424
6/30/21	$15,411	$11,874	$12,097	$14,600
7/31/21	$15,470	$12,022	$12,375	$14,724
8/31/21	$15,575	$11,998	$12,352	$14,823
9/30/21	$15,292	$11,884	$12,301	$14,948
10/31/21	$15,546	$11,853	$12,401	$15,147
11/30/21	$15,207	$11,938	$12,430	$15,333
12/31/21	$15,754	$11,890	$12,490	$15,496
1/31/22	$15,506	$11,703	$12,339	$15,650
2/28/22	$15,269	$11,547	$12,458	$15,817
3/31/22	$15,387	$11,298	$12,272	$16,050
4/30/22	$14,821	$10,994	$12,157	$16,163
5/31/22	$14,821	$10,979	$12,152	$16,376
6/30/22	$13,789	$10,813	$11,852	$16,640
7/31/22	$14,335	$11,088	$12,279	$16,706
8/31/22	$14,031	$10,799	$11,986	$16,784
9/30/22	$12,922	$10,452	$11,386	$16,920
10/31/22	$13,343	$10,416	$11,510	$17,079
11/30/22	$14,070	$10,682	$11,652	$17,191
12/31/22	$13,840	$10,556	$11,573	$17,264
1/31/23	$14,570	$10,799	$11,728	$17,422
2/28/23	$14,132	$10,626	$11,589	$17,550
3/31/23	$14,254	$10,862	$11,913	$17,642
4/30/23	$14,348	$10,918	$11,936	$17,771
5/31/23	$14,001	$10,875	$11,801	$17,872
6/30/23	$14,343	$10,869	$11,744	$17,983
7/31/23	$14,664	$10,872	$11,797	$18,090
8/31/23	$14,370	$10,858	$11,745	$18,247
9/30/23	$13,999	$10,671	$11,626	$18,390
10/31/23	$13,689	$10,595	$11,612	$18,489
11/30/23	$14,336	$10,960	$11,832	$18,589
12/31/23	$14,926	$11,310	$12,078	$18,699
1/31/24	$14,885	$11,288	$12,122	$18,831
2/29/24	$14,926	$11,210	$12,013	$18,982
3/31/24	$15,180	$11,311	$12,109	$19,140
4/30/24	$14,808	$11,129	$11,986	$19,257
5/31/24	$15,125	$11,228	$12,152	$19,345
6/30/24	$15,154	$11,325	$12,244	$19,417
7/31/24	$15,531	$11,544	$12,427	$19,527
8/31/24	$15,712	$11,670	$12,512	$19,636
9/30/24	$16,002	$11,806	$12,673	$19,756
10/31/24	$15,493	$11,646	$12,506	$19,890
11/30/24	$15,861	$11,784	$12,562	$20,020
12/31/24	$15,428	$11,694	$12,451	$20,171
1/31/25	$15,702	$11,739	$12,602	$20,336
2/28/25	$15,932	$11,881	$12,820	$20,463
3/31/25	$15,916	$11,831	$12,950	$20,552
4/30/25	$15,873	$11,948	$13,028	$20,668
5/31/25	$16,062	$11,908	$12,976	$20,772
6/30/25	$16,409	$12,022	$13,083	$20,908
7/31/25	$16,379	$12,013	$13,119	$21,039
8/31/25	$16,866	$12,078	$13,343	$21,194
9/30/25	$17,118	$12,167	$13,341	$21,341
10/31/25	$17,252	$12,263	$13,361	$21,481
11/30/25	$17,505	$12,289	$13,407	$21,566
12/31/25	$17,574	$12,263	$13,382	$21,715
1/31/26	$18,134	$12,292	$13,443	$21,839
2/28/26	$18,928	$12,465	$13,562	$21,984
3/31/26	$18,142	$12,244	$13,464	$22,255

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class R	13.98%	4.51%	6.14%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
Bloomberg U.S. TIPS: 1-10 Year Index	3.97%	2.63%	3.02%
Consumer Price Index + 500 Basis Points	8.29%	9.51%	8.33%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 9,968,911,000
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 7,773,000
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$9,968,911
# of Portfolio Holdings	28
Portfolio Turnover Rate	48%
Total Net Advisory Fees Paid During the Reporting Period	$7,773
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	99.8%
Other Assets and Liabilities, Net	0.2%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

Table Summary
PIMCO All Asset: Multi-Real Fund	20.6%
PIMCO All Asset: Multi-RAE PLUS Fund	16.8%
PIMCO Emerging Markets Local Currency and Bond Fund	8.0%
PIMCO Total Return Fund	7.0%
PIMCO Low Duration Fund	5.3%
PIMCO TRENDS Managed Futures Strategy Fund	4.2%
PIMCO High Yield Fund	3.7%
PIMCO Emerging Markets Currency and Short-Term Investments Fund	3.7%
PIMCO RAE Fundamental Advantage PLUS Fund	3.4%
PIMCO RAE Worldwide Long/Short PLUS Fund	3.3%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.12% as a result of the Fund's exposure to fees and expenses related to the Fund's investment in underlying funds and it includes increase in waiver by 0.02%.

Change to Shareholder Expenses. Effective September 2, 2025, the supervisory and administrative fee for Class R shares of the Fund, stated as a percentage of the Fund’s average daily net assets, decreased by 0.05%. This supervisory and administrative fee decrease will result in the Fund’s Management Fees decreasing by 0.05% for  Class R shares of the Fund.

Material Fund Change Expenses [Text Block]

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.12% as a result of the Fund's exposure to fees and expenses related to the Fund's investment in underlying funds and it includes increase in waiver by 0.02%.

Change to Shareholder Expenses. Effective September 2, 2025, the supervisory and administrative fee for Class R shares of the Fund, stated as a percentage of the Fund’s average daily net assets, decreased by 0.05%. This supervisory and administrative fee decrease will result in the Fund’s Management Fees decreasing by 0.05% for  Class R shares of the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000200442
Shareholder Report [Line Items]
Fund Name	PIMCO All Asset Fund
Class Name	I-3
Trading Symbol	PAANX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO All Asset Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$30	0.28%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Positions in emerging markets equities, through exposure to certain Underlying PIMCO Funds ("UPFs"), contributed to performance, as these exposures posted positive returns.

  Positions in developed ex-U.S. equities, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in commodities, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in emerging markets bonds, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in liquid alternatives, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  There were no material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-3	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg U.S. TIPS: 1-10 Year Index	Consumer Price Index + 500 Basis Points
3/31/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,029,838	$1,001,698	$1,002,650	$1,007,733
5/31/16	$1,007,241	$1,005,932	$996,885	$1,014,131
6/30/16	$1,040,238	$1,025,081	$1,013,158	$1,020,983
7/31/16	$1,063,617	$1,031,206	$1,016,412	$1,024,660
8/31/16	$1,068,183	$1,030,680	$1,011,266	$1,030,640
9/30/16	$1,079,966	$1,030,557	$1,018,977	$1,037,432
10/31/16	$1,082,663	$1,020,565	$1,017,769	$1,043,956
11/30/16	$1,057,025	$1,003,709	$1,002,852	$1,049,367
12/31/16	$1,076,154	$1,006,459	$1,003,955	$1,056,182
1/31/17	$1,100,143	$1,002,793	$1,011,399	$1,064,580
2/28/17	$1,120,281	$1,011,378	$1,013,874	$1,070,538
3/31/17	$1,130,415	$1,010,911	$1,014,538	$1,074,412
4/30/17	$1,135,110	$1,017,767	$1,019,059	$1,080,050
5/31/17	$1,149,468	$1,023,707	$1,018,555	$1,083,663
6/30/17	$1,151,065	$1,020,842	$1,010,481	$1,088,782
7/31/17	$1,174,328	$1,024,198	$1,015,567	$1,093,570
8/31/17	$1,188,808	$1,033,532	$1,022,571	$1,102,044
9/30/17	$1,188,017	$1,028,761	$1,017,592	$1,111,926
10/31/17	$1,196,752	$1,033,100	$1,019,243	$1,117,249
11/30/17	$1,202,529	$1,034,700	$1,018,133	$1,124,633
12/31/17	$1,224,791	$1,037,013	$1,022,982	$1,131,487
1/31/18	$1,253,866	$1,029,610	$1,015,283	$1,140,712
2/28/18	$1,223,487	$1,027,288	$1,010,648	$1,148,296
3/31/18	$1,227,664	$1,035,806	$1,018,915	$1,153,177
4/30/18	$1,228,539	$1,031,952	$1,017,551	$1,160,741
5/31/18	$1,213,372	$1,035,807	$1,022,270	$1,167,993
6/30/18	$1,199,459	$1,037,738	$1,025,177	$1,173,789
7/31/18	$1,212,707	$1,038,022	$1,021,191	$1,179,460
8/31/18	$1,195,383	$1,041,212	$1,028,062	$1,186,272
9/30/18	$1,202,518	$1,037,229	$1,020,913	$1,193,453
10/31/18	$1,165,486	$1,035,202	$1,013,000	$1,200,954
11/30/18	$1,174,744	$1,040,267	$1,016,255	$1,205,014
12/31/18	$1,162,619	$1,055,294	$1,020,390	$1,210,718
1/31/19	$1,214,550	$1,066,471	$1,031,822	$1,214,716
2/28/19	$1,216,669	$1,067,753	$1,032,834	$1,223,152
3/31/19	$1,224,660	$1,086,877	$1,046,580	$1,232,552
4/30/19	$1,231,050	$1,087,524	$1,051,114	$1,241,999
5/31/19	$1,219,336	$1,103,173	$1,062,552	$1,247,369
6/30/19	$1,256,633	$1,118,641	$1,073,099	$1,252,095
7/31/19	$1,251,286	$1,127,444	$1,074,745	$1,259,974
8/31/19	$1,235,244	$1,153,012	$1,088,551	$1,266,199
9/30/19	$1,248,680	$1,147,669	$1,079,578	$1,273,229
10/31/19	$1,268,089	$1,145,688	$1,082,600	$1,281,826
11/30/19	$1,268,089	$1,144,344	$1,082,769	$1,290,477
12/31/19	$1,302,778	$1,141,998	$1,090,332	$1,299,337
1/31/20	$1,283,105	$1,162,607	$1,104,468	$1,307,032
2/29/20	$1,238,295	$1,176,836	$1,114,022	$1,312,948
3/31/20	$1,094,165	$1,158,521	$1,093,684	$1,312,594
4/30/20	$1,153,368	$1,177,276	$1,115,895	$1,307,987
5/31/20	$1,191,741	$1,180,613	$1,122,824	$1,312,209
6/30/20	$1,226,814	$1,186,505	$1,134,778	$1,323,673
7/31/20	$1,266,531	$1,199,470	$1,151,012	$1,335,533
8/31/20	$1,277,563	$1,190,779	$1,167,327	$1,345,730
9/30/20	$1,257,380	$1,195,129	$1,163,232	$1,354,602
10/31/20	$1,241,733	$1,195,216	$1,158,423	$1,361,688
11/30/20	$1,353,500	$1,202,035	$1,167,311	$1,370,173
12/31/20	$1,409,352	$1,205,728	$1,181,816	$1,381,461
1/31/21	$1,434,296	$1,199,261	$1,189,126	$1,390,340
2/28/21	$1,471,712	$1,180,606	$1,180,564	$1,400,519
3/31/21	$1,495,974	$1,175,955	$1,182,490	$1,413,242
4/30/21	$1,536,880	$1,179,029	$1,197,555	$1,427,447
5/31/21	$1,575,448	$1,181,661	$1,208,714	$1,442,358
6/30/21	$1,586,818	$1,187,424	$1,209,719	$1,459,954
7/31/21	$1,595,195	$1,202,182	$1,237,543	$1,472,360
8/31/21	$1,605,965	$1,199,773	$1,235,239	$1,482,349
9/30/21	$1,578,691	$1,188,446	$1,230,077	$1,494,819
10/31/21	$1,604,612	$1,185,338	$1,240,055	$1,514,675
11/30/21	$1,571,285	$1,193,793	$1,243,026	$1,533,251
12/31/21	$1,628,352	$1,188,952	$1,249,004	$1,549,644
1/31/22	$1,602,948	$1,170,272	$1,233,851	$1,564,950
2/28/22	$1,578,815	$1,154,705	$1,245,816	$1,581,708
3/31/22	$1,591,502	$1,129,814	$1,227,211	$1,605,050
4/30/22	$1,534,938	$1,099,449	$1,215,743	$1,616,323
5/31/22	$1,534,938	$1,097,936	$1,215,218	$1,637,627
6/30/22	$1,429,478	$1,081,273	$1,185,207	$1,664,046
7/31/22	$1,486,657	$1,108,814	$1,227,904	$1,670,578
8/31/22	$1,455,468	$1,079,868	$1,198,617	$1,678,354
9/30/22	$1,341,198	$1,045,202	$1,138,551	$1,692,018
10/31/22	$1,385,643	$1,041,624	$1,151,006	$1,707,929
11/30/22	$1,461,461	$1,068,168	$1,165,157	$1,719,125
12/31/22	$1,439,197	$1,055,562	$1,157,277	$1,726,375
1/31/23	$1,515,518	$1,079,874	$1,172,768	$1,742,215
2/28/23	$1,469,181	$1,062,650	$1,158,853	$1,755,029
3/31/23	$1,483,312	$1,086,213	$1,191,315	$1,764,234
4/30/23	$1,494,279	$1,091,806	$1,193,623	$1,777,148
5/31/23	$1,458,635	$1,087,507	$1,180,079	$1,787,172
6/30/23	$1,495,320	$1,086,858	$1,174,366	$1,798,345
7/31/23	$1,529,711	$1,087,210	$1,179,723	$1,809,031
8/31/23	$1,498,072	$1,085,844	$1,174,485	$1,824,748
9/30/23	$1,460,634	$1,067,119	$1,162,566	$1,839,007
10/31/23	$1,428,700	$1,059,542	$1,161,154	$1,848,855
11/30/23	$1,496,733	$1,095,972	$1,183,240	$1,858,947
12/31/23	$1,559,879	$1,130,998	$1,207,785	$1,869,939
1/31/24	$1,555,648	$1,128,781	$1,212,246	$1,883,131
2/29/24	$1,561,289	$1,121,036	$1,201,337	$1,898,188
3/31/24	$1,589,562	$1,131,144	$1,210,941	$1,913,962
4/30/24	$1,551,139	$1,112,932	$1,198,563	$1,925,732
5/31/24	$1,585,292	$1,122,780	$1,215,174	$1,934,512
6/30/24	$1,588,668	$1,132,522	$1,224,446	$1,941,677
7/31/24	$1,627,521	$1,154,402	$1,242,657	$1,952,695
8/31/24	$1,647,667	$1,167,045	$1,251,244	$1,963,559
9/30/24	$1,679,956	$1,180,588	$1,267,321	$1,975,580
10/31/24	$1,627,320	$1,164,612	$1,250,594	$1,988,977
11/30/24	$1,666,797	$1,178,445	$1,256,231	$2,001,971
12/31/24	$1,622,842	$1,169,402	$1,245,141	$2,017,116
1/31/25	$1,651,182	$1,173,932	$1,260,162	$2,033,612
2/28/25	$1,676,539	$1,188,068	$1,281,963	$2,046,276
3/31/25	$1,675,195	$1,183,110	$1,295,008	$2,055,250
4/30/25	$1,672,174	$1,194,759	$1,302,845	$2,066,799
5/31/25	$1,691,811	$1,190,809	$1,297,621	$2,077,226
6/30/25	$1,729,500	$1,202,213	$1,308,336	$2,090,807
7/31/25	$1,726,442	$1,201,251	$1,311,902	$2,103,885
8/31/25	$1,779,963	$1,207,833	$1,334,303	$2,119,438
9/30/25	$1,806,807	$1,216,730	$1,334,061	$2,134,072
10/31/25	$1,820,718	$1,226,335	$1,336,118	$2,148,111
11/30/25	$1,848,539	$1,228,914	$1,340,706	$2,156,565
12/31/25	$1,856,592	$1,226,279	$1,338,179	$2,171,492
1/31/26	$1,918,047	$1,229,243	$1,344,341	$2,183,920
2/28/26	$2,002,143	$1,246,523	$1,356,206	$2,198,396
3/31/26	$1,919,276	$1,224,396	$1,346,395	$2,225,547

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-3	14.57%	5.11%	6.74%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
Bloomberg U.S. TIPS: 1-10 Year Index	3.97%	2.63%	3.02%
Consumer Price Index + 500 Basis Points	8.29%	9.51%	8.33%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 9,968,911,000
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 7,773,000
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$9,968,911
# of Portfolio Holdings	28
Portfolio Turnover Rate	48%
Total Net Advisory Fees Paid During the Reporting Period	$7,773
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	99.8%
Other Assets and Liabilities, Net	0.2%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

Table Summary
PIMCO All Asset: Multi-Real Fund	20.6%
PIMCO All Asset: Multi-RAE PLUS Fund	16.8%
PIMCO Emerging Markets Local Currency and Bond Fund	8.0%
PIMCO Total Return Fund	7.0%
PIMCO Low Duration Fund	5.3%
PIMCO TRENDS Managed Futures Strategy Fund	4.2%
PIMCO High Yield Fund	3.7%
PIMCO Emerging Markets Currency and Short-Term Investments Fund	3.7%
PIMCO RAE Fundamental Advantage PLUS Fund	3.4%
PIMCO RAE Worldwide Long/Short PLUS Fund	3.3%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.09% as a result of the Fund's exposure to fees and expenses related to the Fund's investment in underlying funds and it includes increase in waiver by 0.02%.

Material Fund Change Expenses [Text Block]

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.09% as a result of the Fund's exposure to fees and expenses related to the Fund's investment in underlying funds and it includes increase in waiver by 0.02%.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000026507
Shareholder Report [Line Items]
Fund Name	PIMCO All Asset All Authority Fund
Class Name	Class A
Trading Symbol	PAUAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO All Asset All Authority Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$285	2.67%

Expenses Paid, Amount	$ 285
Expense Ratio, Percent	2.67%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Positions in developed ex-U.S. equities, through exposure to certain Underlying PIMCO Funds ("UPFs"), contributed to performance, as these exposures posted positive returns.

  Positions in emerging markets equities, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in emerging markets bonds, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in liquid alternatives, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  The Fund has a line of credit up to 1.5x of net assets to invest in additional UPF exposure. As the cost of borrowing thereunder is tied to 1M SOFR, and front-end rates remained elevated, interest costs associated with this borrowing remained higher than recent history, though the returns of the money the Fund invested were positive on average.

  There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charge)	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg U.S. TIPS Index	Consumer Price Index +650 Basis Points
3/31/16	$9,450	$10,000	$10,000	$10,000
4/30/16	$9,802	$10,017	$10,035	$10,089
5/31/16	$9,520	$10,059	$9,964	$10,164
6/30/16	$9,871	$10,251	$10,171	$10,245
7/31/16	$10,071	$10,312	$10,259	$10,294
8/31/16	$10,106	$10,307	$10,213	$10,366
9/30/16	$10,248	$10,306	$10,269	$10,446
10/31/16	$10,307	$10,206	$10,228	$10,524
11/30/16	$9,940	$10,037	$10,031	$10,591
12/31/16	$10,145	$10,065	$10,022	$10,672
1/31/17	$10,363	$10,028	$10,106	$10,769
2/28/17	$10,508	$10,114	$10,153	$10,842
3/31/17	$10,599	$10,109	$10,148	$10,894
4/30/17	$10,659	$10,178	$10,208	$10,964
5/31/17	$10,780	$10,237	$10,204	$11,014
6/30/17	$10,774	$10,208	$10,107	$11,079
7/31/17	$10,993	$10,242	$10,152	$11,141
8/31/17	$11,128	$10,335	$10,260	$11,240
9/30/17	$11,101	$10,288	$10,194	$11,353
10/31/17	$11,138	$10,331	$10,216	$11,421
11/30/17	$11,114	$10,347	$10,229	$11,510
12/31/17	$11,319	$10,370	$10,323	$11,593
1/31/18	$11,522	$10,296	$10,234	$11,701
2/28/18	$11,231	$10,273	$10,135	$11,792
3/31/18	$11,322	$10,358	$10,241	$11,856
4/30/18	$11,335	$10,320	$10,236	$11,948
5/31/18	$11,106	$10,358	$10,279	$12,036
6/30/18	$10,940	$10,377	$10,320	$12,110
7/31/18	$11,004	$10,380	$10,271	$12,183
8/31/18	$10,710	$10,412	$10,345	$12,267
9/30/18	$10,793	$10,372	$10,236	$12,356
10/31/18	$10,549	$10,352	$10,089	$12,448
11/30/18	$10,574	$10,403	$10,137	$12,505
12/31/18	$10,577	$10,553	$10,193	$12,579
1/31/19	$10,990	$10,665	$10,330	$12,635
2/28/19	$10,964	$10,678	$10,328	$12,738
3/31/19	$10,957	$10,869	$10,518	$12,850
4/30/19	$10,957	$10,875	$10,553	$12,963
5/31/19	$10,917	$11,032	$10,728	$13,035
6/30/19	$11,154	$11,186	$10,820	$13,100
7/31/19	$11,046	$11,274	$10,858	$13,197
8/31/19	$10,831	$11,530	$11,117	$13,278
9/30/19	$10,958	$11,477	$10,965	$13,367
10/31/19	$11,106	$11,457	$10,993	$13,473
11/30/19	$11,025	$11,443	$11,010	$13,579
12/31/19	$11,333	$11,420	$11,052	$13,688
1/31/20	$11,060	$11,626	$11,284	$13,785
2/29/20	$10,732	$11,768	$11,440	$13,864
3/31/20	$9,118	$11,585	$11,239	$13,877
4/30/20	$9,665	$11,773	$11,551	$13,846
5/31/20	$9,980	$11,806	$11,586	$13,908
6/30/20	$10,307	$11,865	$11,715	$14,045
7/31/20	$10,637	$11,995	$11,985	$14,187
8/31/20	$10,595	$11,908	$12,116	$14,311
9/30/20	$10,452	$11,951	$12,071	$14,422
10/31/20	$10,341	$11,952	$11,993	$14,514
11/30/20	$11,314	$12,020	$12,127	$14,622
12/31/20	$11,804	$12,057	$12,267	$14,759
1/31/21	$12,103	$11,993	$12,307	$14,871
2/28/21	$12,345	$11,806	$12,109	$14,997
3/31/21	$12,486	$11,760	$12,086	$15,150
4/30/21	$12,795	$11,790	$12,255	$15,319
5/31/21	$13,177	$11,817	$12,404	$15,496
6/30/21	$13,295	$11,874	$12,479	$15,702
7/31/21	$13,295	$12,022	$12,811	$15,853
8/31/21	$13,371	$11,998	$12,789	$15,979
9/30/21	$13,164	$11,884	$12,697	$16,131
10/31/21	$13,413	$11,853	$12,841	$16,363
11/30/21	$13,071	$11,938	$12,956	$16,581
12/31/21	$13,564	$11,890	$12,997	$16,777
1/31/22	$13,301	$11,703	$12,734	$16,961
2/28/22	$13,087	$11,547	$12,843	$17,162
3/31/22	$13,192	$11,298	$12,604	$17,433
4/30/22	$12,624	$10,994	$12,347	$17,575
5/31/22	$12,607	$10,979	$12,224	$17,826
6/30/22	$11,595	$10,813	$11,837	$18,132
7/31/22	$12,069	$11,088	$12,353	$18,225
8/31/22	$11,714	$10,799	$12,024	$18,331
9/30/22	$10,585	$10,452	$11,228	$18,501
10/31/22	$10,925	$10,416	$11,368	$18,696
11/30/22	$11,604	$10,682	$11,576	$18,840
12/31/22	$11,387	$10,556	$11,458	$18,942
1/31/23	$12,140	$10,799	$11,667	$19,137
2/28/23	$11,656	$10,626	$11,507	$19,300
3/31/23	$11,765	$10,862	$11,840	$19,423
4/30/23	$11,838	$10,918	$11,853	$19,588
5/31/23	$11,421	$10,875	$11,711	$19,721
6/30/23	$11,650	$10,869	$11,672	$19,868
7/31/23	$11,868	$10,872	$11,686	$20,009
8/31/23	$11,559	$10,858	$11,582	$20,205
9/30/23	$11,212	$10,671	$11,368	$20,386
10/31/23	$10,957	$10,595	$11,286	$20,519
11/30/23	$11,466	$10,960	$11,592	$20,655
12/31/23	$11,966	$11,310	$11,904	$20,801
1/31/24	$11,911	$11,288	$11,925	$20,972
2/29/24	$11,819	$11,210	$11,797	$21,163
3/31/24	$12,001	$11,311	$11,894	$21,363
4/30/24	$11,667	$11,129	$11,693	$21,519
5/31/24	$11,908	$11,228	$11,894	$21,643
6/30/24	$11,889	$11,325	$11,988	$21,749
7/31/24	$12,225	$11,544	$12,201	$21,898
8/31/24	$12,375	$11,670	$12,297	$22,045
9/30/24	$12,615	$11,806	$12,482	$22,206
10/31/24	$12,127	$11,646	$12,258	$22,382
11/30/24	$12,390	$11,784	$12,317	$22,559
12/31/24	$12,059	$11,694	$12,122	$22,750
1/31/25	$12,247	$11,739	$12,279	$22,962
2/28/25	$12,512	$11,881	$12,547	$23,132
3/31/25	$12,506	$11,831	$12,627	$23,261
4/30/25	$12,525	$11,948	$12,642	$23,419
5/31/25	$12,620	$11,908	$12,568	$23,564
6/30/25	$12,920	$12,022	$12,688	$23,746
7/31/25	$12,844	$12,013	$12,704	$23,922
8/31/25	$13,265	$12,078	$12,899	$24,126
9/30/25	$13,469	$12,167	$12,955	$24,320
10/31/25	$13,566	$12,263	$13,001	$24,508
11/30/25	$13,778	$12,289	$13,025	$24,634
12/31/25	$13,840	$12,263	$12,972	$24,833
1/31/26	$14,304	$12,292	$13,012	$25,004
2/28/26	$14,970	$12,465	$13,182	$25,198
3/31/26	$14,233	$12,244	$13,006	$25,537

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	13.81%	2.65%	4.18%
Class A (including sales charge)	7.55%	1.50%	3.59%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
Bloomberg U.S. TIPS Index	3.00%	1.48%	2.66%
Consumer Price Index +650 Basis Points	9.79%	11.01%	9.83%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 966,014,000
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 1,972,000
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$966,014
# of Portfolio Holdings	28
Portfolio Turnover Rate	66%
Total Net Advisory Fees Paid During the Reporting Period	$1,972
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	141.5%
Other Assets and Liabilities, Net	(41.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

Table Summary
PIMCO Low Duration Fund	18.5%
PIMCO Total Return Fund	17.1%
PIMCO All Authority: Multi-RAE PLUS Fund	14.6%
PIMCO All Asset: Multi-Real Fund	12.5%
PIMCO Emerging Markets Local Currency and Bond Fund	11.2%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	9.0%
PIMCO RealEstateRealReturn Strategy Fund	8.1%
PIMCO High Yield Fund	7.0%
PIMCO TRENDS Managed Futures Strategy Fund	6.0%
PIMCO Emerging Markets Currency and Short-Term Investments Fund	5.1%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.71% as a result of lower expenses related to interest by 0.54% and the Fund's exposure to fees and expenses related to the Fund's investment in underlying funds by 0.17%.

Change to Shareholder Expenses. Effective September 2, 2025, the supervisory and administrative fee for Class A shares of the Fund, stated as a percentage of the Fund’s average daily net assets, decreased by 0.05%. This supervisory and administrative fee decrease will result in the Fund’s Management Fees decreasing by 0.05% for Class A shares of the Fund.

Material Fund Change Expenses [Text Block]

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.71% as a result of lower expenses related to interest by 0.54% and the Fund's exposure to fees and expenses related to the Fund's investment in underlying funds by 0.17%.

Change to Shareholder Expenses. Effective September 2, 2025, the supervisory and administrative fee for Class A shares of the Fund, stated as a percentage of the Fund’s average daily net assets, decreased by 0.05%. This supervisory and administrative fee decrease will result in the Fund’s Management Fees decreasing by 0.05% for Class A shares of the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000026508
Shareholder Report [Line Items]
Fund Name	PIMCO All Asset All Authority Fund
Class Name	Class C
Trading Symbol	PAUCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO All Asset All Authority Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$364	3.42%

Expenses Paid, Amount	$ 364
Expense Ratio, Percent	3.42%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Positions in developed ex-U.S. equities, through exposure to certain Underlying PIMCO Funds ("UPFs"), contributed to performance, as these exposures posted positive returns.

  Positions in emerging markets equities, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in emerging markets bonds, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in liquid alternatives, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  The Fund has a line of credit up to 1.5x of net assets to invest in additional UPF exposure. As the cost of borrowing thereunder is tied to 1M SOFR, and front-end rates remained elevated, interest costs associated with this borrowing remained higher than recent history, though the returns of the money the Fund invested were positive on average.

  There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class C (excluding sales charge)	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg U.S. TIPS Index	Consumer Price Index +650 Basis Points
3/31/16	$10,000	$10,000	$10,000	$10,000
4/30/16	$10,360	$10,017	$10,035	$10,089
5/31/16	$10,050	$10,059	$9,964	$10,164
6/30/16	$10,417	$10,251	$10,171	$10,245
7/31/16	$10,616	$10,312	$10,259	$10,294
8/31/16	$10,665	$10,307	$10,213	$10,366
9/30/16	$10,794	$10,306	$10,269	$10,446
10/31/16	$10,856	$10,206	$10,228	$10,524
11/30/16	$10,458	$10,037	$10,031	$10,591
12/31/16	$10,660	$10,065	$10,022	$10,672
1/31/17	$10,888	$10,028	$10,106	$10,769
2/28/17	$11,041	$10,114	$10,153	$10,842
3/31/17	$11,129	$10,109	$10,148	$10,894
4/30/17	$11,180	$10,178	$10,208	$10,964
5/31/17	$11,294	$10,237	$10,204	$11,014
6/30/17	$11,283	$10,208	$10,107	$11,079
7/31/17	$11,513	$10,242	$10,152	$11,141
8/31/17	$11,641	$10,335	$10,260	$11,240
9/30/17	$11,603	$10,288	$10,194	$11,353
10/31/17	$11,642	$10,331	$10,216	$11,421
11/30/17	$11,616	$10,347	$10,229	$11,510
12/31/17	$11,806	$10,370	$10,323	$11,593
1/31/18	$12,018	$10,296	$10,234	$11,701
2/28/18	$11,713	$10,273	$10,135	$11,792
3/31/18	$11,802	$10,358	$10,241	$11,856
4/30/18	$11,815	$10,320	$10,236	$11,948
5/31/18	$11,564	$10,358	$10,279	$12,036
6/30/18	$11,375	$10,377	$10,320	$12,110
7/31/18	$11,441	$10,380	$10,271	$12,183
8/31/18	$11,135	$10,412	$10,345	$12,267
9/30/18	$11,199	$10,372	$10,236	$12,356
10/31/18	$10,945	$10,352	$10,089	$12,448
11/30/18	$10,959	$10,403	$10,137	$12,505
12/31/18	$10,961	$10,553	$10,193	$12,579
1/31/19	$11,389	$10,665	$10,330	$12,635
2/28/19	$11,348	$10,678	$10,328	$12,738
3/31/19	$11,335	$10,869	$10,518	$12,850
4/30/19	$11,321	$10,875	$10,553	$12,963
5/31/19	$11,280	$11,032	$10,728	$13,035
6/30/19	$11,522	$11,186	$10,820	$13,100
7/31/19	$11,397	$11,274	$10,858	$13,197
8/31/19	$11,161	$11,530	$11,117	$13,278
9/30/19	$11,281	$11,477	$10,965	$13,367
10/31/19	$11,434	$11,457	$10,993	$13,473
11/30/19	$11,336	$11,443	$11,010	$13,579
12/31/19	$11,653	$11,420	$11,052	$13,688
1/31/20	$11,372	$11,626	$11,284	$13,785
2/29/20	$11,021	$11,768	$11,440	$13,864
3/31/20	$9,362	$11,585	$11,239	$13,877
4/30/20	$9,910	$11,773	$11,551	$13,846
5/31/20	$10,234	$11,806	$11,586	$13,908
6/30/20	$10,556	$11,865	$11,715	$14,045
7/31/20	$10,893	$11,995	$11,985	$14,187
8/31/20	$10,837	$11,908	$12,116	$14,311
9/30/20	$10,680	$11,951	$12,071	$14,422
10/31/20	$10,566	$11,952	$11,993	$14,514
11/30/20	$11,547	$12,020	$12,127	$14,622
12/31/20	$12,049	$12,057	$12,267	$14,759
1/31/21	$12,340	$11,993	$12,307	$14,871
2/28/21	$12,587	$11,806	$12,109	$14,997
3/31/21	$12,724	$11,760	$12,086	$15,150
4/30/21	$13,038	$11,790	$12,255	$15,319
5/31/21	$13,412	$11,817	$12,404	$15,496
6/30/21	$13,512	$11,874	$12,479	$15,702
7/31/21	$13,512	$12,022	$12,811	$15,853
8/31/21	$13,589	$11,998	$12,789	$15,979
9/30/21	$13,366	$11,884	$12,697	$16,131
10/31/21	$13,602	$11,853	$12,841	$16,363
11/30/21	$13,255	$11,938	$12,956	$16,581
12/31/21	$13,757	$11,890	$12,997	$16,777
1/31/22	$13,474	$11,703	$12,734	$16,961
2/28/22	$13,242	$11,547	$12,843	$17,162
3/31/22	$13,341	$11,298	$12,604	$17,433
4/30/22	$12,768	$10,994	$12,347	$17,575
5/31/22	$12,734	$10,979	$12,224	$17,826
6/30/22	$11,713	$10,813	$11,837	$18,132
7/31/22	$12,174	$11,088	$12,353	$18,225
8/31/22	$11,816	$10,799	$12,024	$18,331
9/30/22	$10,674	$10,452	$11,228	$18,501
10/31/22	$10,999	$10,416	$11,368	$18,696
11/30/22	$11,682	$10,682	$11,576	$18,840
12/31/22	$11,466	$10,556	$11,458	$18,942
1/31/23	$12,203	$10,799	$11,667	$19,137
2/28/23	$11,700	$10,626	$11,507	$19,300
3/31/23	$11,808	$10,862	$11,840	$19,423
4/30/23	$11,881	$10,918	$11,853	$19,588
5/31/23	$11,446	$10,875	$11,711	$19,721
6/30/23	$11,658	$10,869	$11,672	$19,868
7/31/23	$11,876	$10,872	$11,686	$20,009
8/31/23	$11,568	$10,858	$11,582	$20,205
9/30/23	$11,217	$10,671	$11,368	$20,386
10/31/23	$10,962	$10,595	$11,286	$20,519
11/30/23	$11,452	$10,960	$11,592	$20,655
12/31/23	$11,958	$11,310	$11,904	$20,801
1/31/24	$11,884	$11,288	$11,925	$20,972
2/29/24	$11,792	$11,210	$11,797	$21,163
3/31/24	$11,954	$11,311	$11,894	$21,363
4/30/24	$11,603	$11,129	$11,693	$21,519
5/31/24	$11,843	$11,228	$11,894	$21,643
6/30/24	$11,824	$11,325	$11,988	$21,749
7/31/24	$12,157	$11,544	$12,201	$21,898
8/31/24	$12,305	$11,670	$12,297	$22,045
9/30/24	$12,519	$11,806	$12,482	$22,206
10/31/24	$12,037	$11,646	$12,258	$22,382
11/30/24	$12,297	$11,784	$12,317	$22,559
12/31/24	$11,940	$11,694	$12,122	$22,750
1/31/25	$12,126	$11,739	$12,279	$22,962
2/28/25	$12,387	$11,881	$12,547	$23,132
3/31/25	$12,360	$11,831	$12,627	$23,261
4/30/25	$12,379	$11,948	$12,642	$23,419
5/31/25	$12,473	$11,908	$12,568	$23,564
6/30/25	$12,769	$12,022	$12,688	$23,746
7/31/25	$12,675	$12,013	$12,704	$23,922
8/31/25	$13,090	$12,078	$12,899	$24,126
9/30/25	$13,265	$12,167	$12,955	$24,320
10/31/25	$13,359	$12,263	$13,001	$24,508
11/30/25	$13,568	$12,289	$13,025	$24,634
12/31/25	$13,599	$12,263	$12,972	$24,833
1/31/26	$14,053	$12,292	$13,012	$25,004
2/28/26	$14,706	$12,465	$13,182	$25,198
3/31/26	$13,960	$12,244	$13,006	$25,537

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	12.95%	1.87%	3.39%
Class C (including sales charge)	11.95%	1.87%	3.39%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
Bloomberg U.S. TIPS Index	3.00%	1.48%	2.66%
Consumer Price Index +650 Basis Points	9.79%	11.01%	9.83%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 966,014,000
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 1,972,000
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$966,014
# of Portfolio Holdings	28
Portfolio Turnover Rate	66%
Total Net Advisory Fees Paid During the Reporting Period	$1,972
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	141.5%
Other Assets and Liabilities, Net	(41.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

Table Summary
PIMCO Low Duration Fund	18.5%
PIMCO Total Return Fund	17.1%
PIMCO All Authority: Multi-RAE PLUS Fund	14.6%
PIMCO All Asset: Multi-Real Fund	12.5%
PIMCO Emerging Markets Local Currency and Bond Fund	11.2%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	9.0%
PIMCO RealEstateRealReturn Strategy Fund	8.1%
PIMCO High Yield Fund	7.0%
PIMCO TRENDS Managed Futures Strategy Fund	6.0%
PIMCO Emerging Markets Currency and Short-Term Investments Fund	5.1%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.71% as a result of lower expenses related to interest by 0.54% and the Fund's exposure to fees and expenses related to the Fund's investment in underlying funds by 0.17%.

Change to Shareholder Expenses. Effective September 2, 2025, the supervisory and administrative fee for Class C shares of the Fund, stated as a percentage of the Fund’s average daily net assets, decreased by 0.05%. This supervisory and administrative fee decrease will result in the Fund’s Management Fees decreasing by 0.05% for  Class C shares of the Fund.

Material Fund Change Expenses [Text Block]

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.71% as a result of lower expenses related to interest by 0.54% and the Fund's exposure to fees and expenses related to the Fund's investment in underlying funds by 0.17%.

Change to Shareholder Expenses. Effective September 2, 2025, the supervisory and administrative fee for Class C shares of the Fund, stated as a percentage of the Fund’s average daily net assets, decreased by 0.05%. This supervisory and administrative fee decrease will result in the Fund’s Management Fees decreasing by 0.05% for  Class C shares of the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000026506
Shareholder Report [Line Items]
Fund Name	PIMCO All Asset All Authority Fund
Class Name	Institutional Class
Trading Symbol	PAUIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO All Asset All Authority Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$241	2.25%

Expenses Paid, Amount	$ 241
Expense Ratio, Percent	2.25%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Positions in developed ex-U.S. equities, through exposure to certain Underlying PIMCO Funds ("UPFs"), contributed to performance, as these exposures posted positive returns.

  Positions in emerging markets equities, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in emerging markets bonds, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in liquid alternatives, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  The Fund has a line of credit up to 1.5x of net assets to invest in additional UPF exposure. As the cost of borrowing thereunder is tied to 1M SOFR, and front-end rates remained elevated, interest costs associated with this borrowing remained higher than recent history, though the returns of the money the Fund invested were positive on average.

  There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg U.S. TIPS Index	Consumer Price Index +650 Basis Points
3/31/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,037,313	$1,001,698	$1,003,462	$1,008,872
5/31/16	$1,007,463	$1,005,932	$996,365	$1,016,450
6/30/16	$1,045,488	$1,025,081	$1,017,077	$1,024,497
7/31/16	$1,066,723	$1,031,206	$1,025,894	$1,029,412
8/31/16	$1,071,719	$1,030,680	$1,021,292	$1,036,617
9/30/16	$1,086,722	$1,030,557	$1,026,882	$1,044,649
10/31/16	$1,094,251	$1,020,565	$1,022,774	$1,052,420
11/30/16	$1,055,350	$1,003,709	$1,003,146	$1,059,105
12/31/16	$1,077,425	$1,006,459	$1,002,162	$1,067,210
1/31/17	$1,100,540	$1,002,793	$1,010,587	$1,076,913
2/28/17	$1,117,234	$1,011,378	$1,015,346	$1,084,197
3/31/17	$1,126,606	$1,010,911	$1,014,803	$1,089,412
4/30/17	$1,133,036	$1,017,767	$1,020,806	$1,096,404
5/31/17	$1,145,897	$1,023,707	$1,020,368	$1,101,388
6/30/17	$1,146,112	$1,020,842	$1,010,694	$1,107,897
7/31/17	$1,170,830	$1,024,198	$1,015,197	$1,114,083
8/31/17	$1,185,140	$1,033,532	$1,025,998	$1,123,985
9/30/17	$1,182,406	$1,028,761	$1,019,424	$1,135,330
10/31/17	$1,186,365	$1,033,100	$1,021,605	$1,142,094
11/30/17	$1,185,046	$1,034,700	$1,022,931	$1,150,956
12/31/17	$1,207,179	$1,037,013	$1,032,296	$1,159,309
1/31/18	$1,228,832	$1,029,610	$1,023,444	$1,170,080
2/28/18	$1,199,059	$1,027,288	$1,013,498	$1,179,211
3/31/18	$1,208,655	$1,035,806	$1,024,144	$1,185,617
4/30/18	$1,211,371	$1,031,952	$1,023,556	$1,194,762
5/31/18	$1,186,926	$1,035,807	$1,027,920	$1,203,618
6/30/18	$1,170,247	$1,037,738	$1,032,044	$1,211,015
7/31/18	$1,177,082	$1,038,022	$1,027,078	$1,218,295
8/31/18	$1,147,006	$1,041,212	$1,034,476	$1,226,750
9/30/18	$1,154,543	$1,037,229	$1,023,582	$1,235,603
10/31/18	$1,129,743	$1,035,202	$1,008,911	$1,244,792
11/30/18	$1,132,499	$1,040,267	$1,013,731	$1,250,483
12/31/18	$1,133,086	$1,055,294	$1,019,270	$1,257,878
1/31/19	$1,178,868	$1,066,471	$1,032,983	$1,263,541
2/28/19	$1,174,576	$1,067,753	$1,032,848	$1,273,770
3/31/19	$1,175,004	$1,086,877	$1,051,833	$1,285,010
4/30/19	$1,176,442	$1,087,524	$1,055,329	$1,296,324
5/31/19	$1,172,127	$1,103,173	$1,072,766	$1,303,469
6/30/19	$1,198,529	$1,118,641	$1,081,965	$1,309,970
7/31/19	$1,186,977	$1,127,444	$1,085,809	$1,319,735
8/31/19	$1,163,873	$1,153,012	$1,111,650	$1,327,805
9/30/19	$1,177,352	$1,147,669	$1,096,518	$1,336,731
10/31/19	$1,194,773	$1,145,688	$1,099,322	$1,347,288
11/30/19	$1,186,062	$1,144,344	$1,100,999	$1,357,928
12/31/19	$1,219,409	$1,141,998	$1,105,173	$1,368,817
1/31/20	$1,191,427	$1,162,607	$1,128,378	$1,378,520
2/29/20	$1,156,082	$1,176,836	$1,143,995	$1,386,388
3/31/20	$983,254	$1,158,521	$1,123,882	$1,387,734
4/30/20	$1,040,832	$1,177,276	$1,155,144	$1,384,643
5/31/20	$1,076,265	$1,180,613	$1,158,615	$1,390,778
6/30/20	$1,112,369	$1,186,505	$1,171,548	$1,404,506
7/31/20	$1,147,918	$1,199,470	$1,198,467	$1,418,673
8/31/20	$1,143,474	$1,190,779	$1,211,560	$1,431,123
9/30/20	$1,127,748	$1,195,129	$1,207,092	$1,442,213
10/31/20	$1,117,237	$1,195,216	$1,199,296	$1,451,438
11/30/20	$1,222,353	$1,202,035	$1,212,744	$1,462,159
12/31/20	$1,275,359	$1,205,728	$1,226,657	$1,475,865
1/31/21	$1,307,744	$1,199,261	$1,230,713	$1,487,063
2/28/21	$1,335,502	$1,180,606	$1,210,888	$1,499,653
3/31/21	$1,351,816	$1,175,955	$1,208,598	$1,514,959
4/30/21	$1,386,846	$1,179,029	$1,225,511	$1,531,874
5/31/21	$1,428,244	$1,181,661	$1,240,355	$1,549,580
6/30/21	$1,440,411	$1,187,424	$1,247,867	$1,570,176
7/31/21	$1,440,411	$1,202,182	$1,281,123	$1,585,299
8/31/21	$1,450,243	$1,199,773	$1,278,870	$1,597,877
9/30/21	$1,427,873	$1,188,446	$1,269,727	$1,613,133
10/31/21	$1,454,910	$1,185,338	$1,284,134	$1,636,280
11/30/21	$1,419,424	$1,193,793	$1,295,618	$1,658,117
12/31/21	$1,473,151	$1,188,952	$1,299,718	$1,677,679
1/31/22	$1,444,581	$1,170,272	$1,273,431	$1,696,126
2/28/22	$1,421,367	$1,154,705	$1,284,307	$1,716,162
3/31/22	$1,434,199	$1,129,814	$1,260,428	$1,743,297
4/30/22	$1,372,474	$1,099,449	$1,234,667	$1,757,545
5/31/22	$1,370,658	$1,097,936	$1,222,418	$1,782,609
6/30/22	$1,263,470	$1,081,273	$1,183,735	$1,813,229
7/31/22	$1,315,040	$1,108,814	$1,235,269	$1,822,501
8/31/22	$1,276,362	$1,079,868	$1,202,417	$1,833,126
9/30/22	$1,154,862	$1,045,202	$1,122,842	$1,850,136
10/31/22	$1,190,026	$1,041,624	$1,136,792	$1,869,594
11/30/22	$1,265,906	$1,068,168	$1,157,553	$1,884,000
12/31/22	$1,242,305	$1,055,562	$1,145,757	$1,894,177
1/31/23	$1,324,473	$1,079,874	$1,166,747	$1,913,691
2/28/23	$1,271,651	$1,062,650	$1,150,748	$1,929,959
3/31/23	$1,284,707	$1,086,213	$1,184,009	$1,942,342
4/30/23	$1,292,613	$1,091,806	$1,185,307	$1,958,786
5/31/23	$1,247,154	$1,087,507	$1,171,128	$1,972,133
6/30/23	$1,273,161	$1,086,858	$1,167,183	$1,986,767
7/31/23	$1,298,941	$1,087,210	$1,168,648	$2,000,882
8/31/23	$1,265,228	$1,085,844	$1,158,211	$2,020,517
9/30/23	$1,226,689	$1,067,119	$1,136,833	$2,038,613
10/31/23	$1,200,801	$1,059,542	$1,128,608	$2,051,903
11/30/23	$1,256,560	$1,095,972	$1,159,183	$2,065,492
12/31/23	$1,313,055	$1,130,998	$1,190,389	$2,080,108
1/31/24	$1,306,986	$1,128,781	$1,192,502	$2,097,183
2/29/24	$1,296,870	$1,121,036	$1,179,688	$2,116,336
3/31/24	$1,318,131	$1,131,144	$1,189,396	$2,136,320
4/30/24	$1,279,422	$1,112,932	$1,169,341	$2,151,938
5/31/24	$1,305,907	$1,122,780	$1,189,428	$2,164,303
6/30/24	$1,307,078	$1,132,522	$1,198,763	$2,174,919
7/31/24	$1,343,955	$1,154,402	$1,220,143	$2,189,795
8/31/24	$1,360,345	$1,167,045	$1,229,715	$2,204,529
9/30/24	$1,388,275	$1,180,588	$1,248,175	$2,220,589
10/31/24	$1,334,722	$1,164,612	$1,225,783	$2,238,192
11/30/24	$1,363,558	$1,178,445	$1,231,723	$2,255,919
12/31/24	$1,326,962	$1,169,402	$1,212,246	$2,275,028
1/31/25	$1,349,805	$1,173,932	$1,227,924	$2,296,226
2/28/25	$1,378,878	$1,188,068	$1,254,696	$2,313,189
3/31/25	$1,377,445	$1,183,110	$1,262,741	$2,326,068
4/30/25	$1,381,644	$1,194,759	$1,264,242	$2,341,854
5/31/25	$1,392,143	$1,190,809	$1,256,813	$2,356,434
6/30/25	$1,426,459	$1,202,213	$1,268,808	$2,374,586
7/31/25	$1,418,005	$1,201,251	$1,270,358	$2,392,190
8/31/25	$1,466,611	$1,207,833	$1,289,898	$2,412,605
9/30/25	$1,488,633	$1,216,730	$1,295,494	$2,432,046
10/31/25	$1,499,281	$1,226,335	$1,300,088	$2,450,838
11/30/25	$1,522,707	$1,228,914	$1,302,485	$2,463,384
12/31/25	$1,531,247	$1,226,279	$1,297,224	$2,483,269
1/31/26	$1,582,512	$1,229,243	$1,301,241	$2,500,388
2/28/26	$1,658,294	$1,246,523	$1,318,245	$2,519,850
3/31/26	$1,573,823	$1,224,396	$1,300,619	$2,553,695

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	14.26%	3.09%	4.64%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
Bloomberg U.S. TIPS Index	3.00%	1.48%	2.66%
Consumer Price Index +650 Basis Points	9.79%	11.01%	9.83%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 966,014,000
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 1,972,000
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$966,014
# of Portfolio Holdings	28
Portfolio Turnover Rate	66%
Total Net Advisory Fees Paid During the Reporting Period	$1,972
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	141.5%
Other Assets and Liabilities, Net	(41.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

Table Summary
PIMCO Low Duration Fund	18.5%
PIMCO Total Return Fund	17.1%
PIMCO All Authority: Multi-RAE PLUS Fund	14.6%
PIMCO All Asset: Multi-Real Fund	12.5%
PIMCO Emerging Markets Local Currency and Bond Fund	11.2%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	9.0%
PIMCO RealEstateRealReturn Strategy Fund	8.1%
PIMCO High Yield Fund	7.0%
PIMCO TRENDS Managed Futures Strategy Fund	6.0%
PIMCO Emerging Markets Currency and Short-Term Investments Fund	5.1%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.68% as a result of lower expenses related to interest by 0.51% and the Fund's exposure to fees and expenses related to the Fund's investment in underlying funds by 0.17%.

Material Fund Change Expenses [Text Block]

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.68% as a result of lower expenses related to interest by 0.51% and the Fund's exposure to fees and expenses related to the Fund's investment in underlying funds by 0.17%.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000064130
Shareholder Report [Line Items]
Fund Name	PIMCO All Asset All Authority Fund
Class Name	I-2
Trading Symbol	PAUPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO All Asset All Authority Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$252	2.35%

Expenses Paid, Amount	$ 252
Expense Ratio, Percent	2.35%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Positions in developed ex-U.S. equities, through exposure to certain Underlying PIMCO Funds ("UPFs"), contributed to performance, as these exposures posted positive returns.

  Positions in emerging markets equities, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in emerging markets bonds, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in liquid alternatives, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  The Fund has a line of credit up to 1.5x of net assets to invest in additional UPF exposure. As the cost of borrowing thereunder is tied to 1M SOFR, and front-end rates remained elevated, interest costs associated with this borrowing remained higher than recent history, though the returns of the money the Fund invested were positive on average.

  There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-2	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg U.S. TIPS Index	Consumer Price Index +650 Basis Points
3/31/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,037,267	$1,001,698	$1,003,462	$1,008,872
5/31/16	$1,007,453	$1,005,932	$996,365	$1,016,450
6/30/16	$1,043,988	$1,025,081	$1,017,077	$1,024,497
7/31/16	$1,066,439	$1,031,206	$1,025,894	$1,029,412
8/31/16	$1,071,428	$1,030,680	$1,021,292	$1,036,617
9/30/16	$1,084,886	$1,030,557	$1,026,882	$1,044,649
10/31/16	$1,092,403	$1,020,565	$1,022,774	$1,052,420
11/30/16	$1,053,567	$1,003,709	$1,003,146	$1,059,105
12/31/16	$1,075,255	$1,006,459	$1,002,162	$1,067,210
1/31/17	$1,099,605	$1,002,793	$1,010,587	$1,076,913
2/28/17	$1,114,984	$1,011,378	$1,015,346	$1,084,197
3/31/17	$1,125,423	$1,010,911	$1,014,803	$1,089,412
4/30/17	$1,131,839	$1,017,767	$1,020,806	$1,096,404
5/31/17	$1,144,671	$1,023,707	$1,020,368	$1,101,388
6/30/17	$1,144,682	$1,020,842	$1,010,694	$1,107,897
7/31/17	$1,168,043	$1,024,198	$1,015,197	$1,114,083
8/31/17	$1,183,617	$1,033,532	$1,025,998	$1,123,985
9/30/17	$1,179,296	$1,028,761	$1,019,424	$1,135,330
10/31/17	$1,184,561	$1,033,100	$1,021,605	$1,142,094
11/30/17	$1,183,245	$1,034,700	$1,022,931	$1,150,956
12/31/17	$1,204,996	$1,037,013	$1,032,296	$1,159,309
1/31/18	$1,226,586	$1,029,610	$1,023,444	$1,170,080
2/28/18	$1,196,900	$1,027,288	$1,013,498	$1,179,211
3/31/18	$1,206,210	$1,035,806	$1,024,144	$1,185,617
4/30/18	$1,208,918	$1,031,952	$1,023,556	$1,194,762
5/31/18	$1,183,196	$1,035,807	$1,027,920	$1,203,618
6/30/18	$1,166,340	$1,037,738	$1,032,044	$1,211,015
7/31/18	$1,174,515	$1,038,022	$1,027,078	$1,218,295
8/31/18	$1,143,176	$1,041,212	$1,034,476	$1,226,750
9/30/18	$1,151,719	$1,037,229	$1,023,582	$1,235,603
10/31/18	$1,127,010	$1,035,202	$1,008,911	$1,244,792
11/30/18	$1,128,383	$1,040,267	$1,013,731	$1,250,483
12/31/18	$1,129,939	$1,055,294	$1,019,270	$1,257,878
1/31/19	$1,174,111	$1,066,471	$1,032,983	$1,263,541
2/28/19	$1,171,261	$1,067,753	$1,032,848	$1,273,770
3/31/19	$1,171,445	$1,086,877	$1,051,833	$1,285,010
4/30/19	$1,171,445	$1,087,524	$1,055,329	$1,296,324
5/31/19	$1,167,149	$1,103,173	$1,072,766	$1,303,469
6/30/19	$1,193,223	$1,118,641	$1,081,965	$1,309,970
7/31/19	$1,181,722	$1,127,444	$1,085,809	$1,319,735
8/31/19	$1,158,720	$1,153,012	$1,111,650	$1,327,805
9/30/19	$1,173,271	$1,147,669	$1,096,518	$1,336,731
10/31/19	$1,189,165	$1,145,688	$1,099,322	$1,347,288
11/30/19	$1,180,496	$1,144,344	$1,100,999	$1,357,928
12/31/19	$1,214,771	$1,141,998	$1,105,173	$1,368,817
1/31/20	$1,185,464	$1,162,607	$1,128,378	$1,378,520
2/29/20	$1,150,295	$1,176,836	$1,143,995	$1,386,388
3/31/20	$978,098	$1,158,521	$1,123,882	$1,387,734
4/30/20	$1,036,842	$1,177,276	$1,155,144	$1,384,643
5/31/20	$1,072,089	$1,180,613	$1,158,615	$1,390,778
6/30/20	$1,106,331	$1,186,505	$1,171,548	$1,404,506
7/31/20	$1,141,687	$1,199,470	$1,198,467	$1,418,673
8/31/20	$1,137,267	$1,190,779	$1,211,560	$1,431,123
9/30/20	$1,122,822	$1,195,129	$1,207,092	$1,442,213
10/31/20	$1,110,877	$1,195,216	$1,199,296	$1,451,438
11/30/20	$1,215,395	$1,202,035	$1,212,744	$1,462,159
12/31/20	$1,269,216	$1,205,728	$1,226,657	$1,475,865
1/31/21	$1,301,406	$1,199,261	$1,230,713	$1,487,063
2/28/21	$1,328,997	$1,180,606	$1,210,888	$1,499,653
3/31/21	$1,344,955	$1,175,955	$1,208,598	$1,514,959
4/30/21	$1,378,183	$1,179,029	$1,225,511	$1,531,874
5/31/21	$1,419,323	$1,181,661	$1,240,355	$1,549,580
6/30/21	$1,431,159	$1,187,424	$1,247,867	$1,570,176
7/31/21	$1,432,787	$1,202,182	$1,281,123	$1,585,299
8/31/21	$1,440,928	$1,199,773	$1,278,870	$1,597,877
9/30/21	$1,419,976	$1,188,446	$1,269,727	$1,613,133
10/31/21	$1,446,831	$1,185,338	$1,284,134	$1,636,280
11/30/21	$1,409,905	$1,193,793	$1,295,618	$1,658,117
12/31/21	$1,464,524	$1,188,952	$1,299,718	$1,677,679
1/31/22	$1,436,155	$1,170,272	$1,273,431	$1,696,126
2/28/22	$1,413,106	$1,154,705	$1,284,307	$1,716,162
3/31/22	$1,423,729	$1,129,814	$1,260,428	$1,743,297
4/30/22	$1,364,256	$1,099,449	$1,234,667	$1,757,545
5/31/22	$1,362,454	$1,097,936	$1,222,418	$1,782,609
6/30/22	$1,254,008	$1,081,273	$1,183,735	$1,813,229
7/31/22	$1,305,192	$1,108,814	$1,235,269	$1,822,501
8/31/22	$1,266,804	$1,079,868	$1,202,417	$1,833,126
9/30/22	$1,145,898	$1,045,202	$1,122,842	$1,850,136
10/31/22	$1,180,789	$1,041,624	$1,136,792	$1,869,594
11/30/22	$1,257,917	$1,068,168	$1,157,553	$1,884,000
12/31/22	$1,234,041	$1,055,562	$1,145,757	$1,894,177
1/31/23	$1,315,534	$1,079,874	$1,166,747	$1,913,691
2/28/23	$1,263,146	$1,062,650	$1,150,748	$1,929,959
3/31/23	$1,275,834	$1,086,213	$1,184,009	$1,942,342
4/30/23	$1,283,674	$1,091,806	$1,185,307	$1,958,786
5/31/23	$1,238,598	$1,087,507	$1,171,128	$1,972,133
6/30/23	$1,264,150	$1,086,858	$1,167,183	$1,986,767
7/31/23	$1,287,742	$1,087,210	$1,168,648	$2,000,882
8/31/23	$1,254,320	$1,085,844	$1,158,211	$2,020,517
9/30/23	$1,217,771	$1,067,119	$1,136,833	$2,038,613
10/31/23	$1,190,139	$1,059,542	$1,128,608	$2,051,903
11/30/23	$1,245,402	$1,095,972	$1,159,183	$2,065,492
12/31/23	$1,300,990	$1,130,998	$1,190,389	$2,080,108
1/31/24	$1,294,976	$1,128,781	$1,192,502	$2,097,183
2/29/24	$1,284,953	$1,121,036	$1,179,688	$2,116,336
3/31/24	$1,305,708	$1,131,144	$1,189,396	$2,136,320
4/30/24	$1,269,382	$1,112,932	$1,169,341	$2,151,938
5/31/24	$1,295,618	$1,122,780	$1,189,428	$2,164,303
6/30/24	$1,294,500	$1,132,522	$1,198,763	$2,174,919
7/31/24	$1,331,022	$1,154,402	$1,220,143	$2,189,795
8/31/24	$1,349,283	$1,167,045	$1,229,715	$2,204,529
9/30/24	$1,374,574	$1,180,588	$1,248,175	$2,220,589
10/31/24	$1,323,589	$1,164,612	$1,225,783	$2,238,192
11/30/24	$1,352,141	$1,178,445	$1,231,723	$2,255,919
12/31/24	$1,315,502	$1,169,402	$1,212,246	$2,275,028
1/31/25	$1,336,057	$1,173,932	$1,227,924	$2,296,226
2/28/25	$1,364,833	$1,188,068	$1,254,696	$2,313,189
3/31/25	$1,365,182	$1,183,110	$1,262,741	$2,326,068
4/30/25	$1,369,338	$1,194,759	$1,264,242	$2,341,854
5/31/25	$1,379,727	$1,190,809	$1,256,813	$2,356,434
6/30/25	$1,413,415	$1,202,213	$1,268,808	$2,374,586
7/31/25	$1,402,961	$1,201,251	$1,270,358	$2,392,190
8/31/25	$1,451,050	$1,207,833	$1,289,898	$2,412,605
9/30/25	$1,472,485	$1,216,730	$1,295,494	$2,432,046
10/31/25	$1,485,124	$1,226,335	$1,300,088	$2,450,838
11/30/25	$1,508,296	$1,228,914	$1,302,485	$2,463,384
12/31/25	$1,514,214	$1,226,279	$1,297,224	$2,483,269
1/31/26	$1,567,112	$1,229,243	$1,301,241	$2,500,388
2/28/26	$1,639,847	$1,246,523	$1,318,245	$2,519,850
3/31/26	$1,558,169	$1,224,396	$1,300,619	$2,553,695

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	14.14%	2.99%	4.53%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
Bloomberg U.S. TIPS Index	3.00%	1.48%	2.66%
Consumer Price Index +650 Basis Points	9.79%	11.01%	9.83%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 966,014,000
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 1,972,000
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$966,014
# of Portfolio Holdings	28
Portfolio Turnover Rate	66%
Total Net Advisory Fees Paid During the Reporting Period	$1,972
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	141.5%
Other Assets and Liabilities, Net	(41.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

Table Summary
PIMCO Low Duration Fund	18.5%
PIMCO Total Return Fund	17.1%
PIMCO All Authority: Multi-RAE PLUS Fund	14.6%
PIMCO All Asset: Multi-Real Fund	12.5%
PIMCO Emerging Markets Local Currency and Bond Fund	11.2%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	9.0%
PIMCO RealEstateRealReturn Strategy Fund	8.1%
PIMCO High Yield Fund	7.0%
PIMCO TRENDS Managed Futures Strategy Fund	6.0%
PIMCO Emerging Markets Currency and Short-Term Investments Fund	5.1%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.68% as a result of lower expenses related to interest by 0.51% and the Fund's exposure to fees and expenses related to the Fund's investment in underlying funds by 0.17%.

Material Fund Change Expenses [Text Block]

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.68% as a result of lower expenses related to interest by 0.51% and the Fund's exposure to fees and expenses related to the Fund's investment in underlying funds by 0.17%.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000200436
Shareholder Report [Line Items]
Fund Name	PIMCO All Asset All Authority Fund
Class Name	I-3
Trading Symbol	PAUNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO All Asset All Authority Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$257	2.40%

Expenses Paid, Amount	$ 257
Expense Ratio, Percent	2.40%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Positions in developed ex-U.S. equities, through exposure to certain Underlying PIMCO Funds ("UPFs"), contributed to performance, as these exposures posted positive returns.

  Positions in emerging markets equities, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in emerging markets bonds, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in liquid alternatives, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  The Fund has a line of credit up to 1.5x of net assets to invest in additional UPF exposure. As the cost of borrowing thereunder is tied to 1M SOFR, and front-end rates remained elevated, interest costs associated with this borrowing remained higher than recent history, though the returns of the money the Fund invested were positive on average.

  There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-3	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg U.S. TIPS Index	Consumer Price Index +650 Basis Points
3/31/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,037,147	$1,001,698	$1,003,462	$1,008,872
5/31/16	$1,007,130	$1,005,932	$996,365	$1,016,450
6/30/16	$1,044,975	$1,025,081	$1,017,077	$1,024,497
7/31/16	$1,066,020	$1,031,206	$1,025,894	$1,029,412
8/31/16	$1,070,830	$1,030,680	$1,021,292	$1,036,617
9/30/16	$1,085,644	$1,030,557	$1,026,882	$1,044,649
10/31/16	$1,092,981	$1,020,565	$1,022,774	$1,052,420
11/30/16	$1,053,952	$1,003,709	$1,003,146	$1,059,105
12/31/16	$1,075,817	$1,006,459	$1,002,162	$1,067,210
1/31/17	$1,098,712	$1,002,793	$1,010,587	$1,076,913
2/28/17	$1,115,208	$1,011,378	$1,015,346	$1,084,197
3/31/17	$1,124,374	$1,010,911	$1,014,803	$1,089,412
4/30/17	$1,130,606	$1,017,767	$1,020,806	$1,096,404
5/31/17	$1,143,246	$1,023,707	$1,020,368	$1,101,388
6/30/17	$1,143,273	$1,020,842	$1,010,694	$1,107,897
7/31/17	$1,167,733	$1,024,198	$1,015,197	$1,114,083
8/31/17	$1,181,807	$1,033,532	$1,025,998	$1,123,985
9/30/17	$1,178,886	$1,028,761	$1,019,424	$1,135,330
10/31/17	$1,182,632	$1,033,100	$1,021,605	$1,142,094
11/30/17	$1,181,122	$1,034,700	$1,022,931	$1,150,956
12/31/17	$1,202,980	$1,037,013	$1,032,296	$1,159,309
1/31/18	$1,224,352	$1,029,610	$1,023,444	$1,170,080
2/28/18	$1,194,503	$1,027,288	$1,013,498	$1,179,211
3/31/18	$1,203,859	$1,035,806	$1,024,144	$1,185,617
4/30/18	$1,206,385	$1,031,952	$1,023,556	$1,194,762
5/31/18	$1,182,041	$1,035,807	$1,027,920	$1,203,618
6/30/18	$1,165,506	$1,037,738	$1,032,044	$1,211,015
7/31/18	$1,172,314	$1,038,022	$1,027,078	$1,218,295
8/31/18	$1,140,998	$1,041,212	$1,034,476	$1,226,750
9/30/18	$1,149,590	$1,037,229	$1,023,582	$1,235,603
10/31/18	$1,124,897	$1,035,202	$1,008,911	$1,244,792
11/30/18	$1,126,269	$1,040,267	$1,013,731	$1,250,483
12/31/18	$1,127,726	$1,055,294	$1,019,270	$1,257,878
1/31/19	$1,173,290	$1,066,471	$1,032,983	$1,263,541
2/28/19	$1,169,019	$1,067,753	$1,032,848	$1,273,770
3/31/19	$1,169,048	$1,086,877	$1,051,833	$1,285,010
4/30/19	$1,169,048	$1,087,524	$1,055,329	$1,296,324
5/31/19	$1,164,756	$1,103,173	$1,072,766	$1,303,469
6/30/19	$1,191,127	$1,118,641	$1,081,965	$1,309,970
7/31/19	$1,179,646	$1,127,444	$1,085,809	$1,319,735
8/31/19	$1,156,685	$1,153,012	$1,111,650	$1,327,805
9/30/19	$1,169,570	$1,147,669	$1,096,518	$1,336,731
10/31/19	$1,186,875	$1,145,688	$1,099,322	$1,347,288
11/30/19	$1,178,222	$1,144,344	$1,100,999	$1,357,928
12/31/19	$1,212,165	$1,141,998	$1,105,173	$1,368,817
1/31/20	$1,182,921	$1,162,607	$1,128,378	$1,378,520
2/29/20	$1,147,828	$1,176,836	$1,143,995	$1,386,388
3/31/20	$975,866	$1,158,521	$1,123,882	$1,387,734
4/30/20	$1,034,477	$1,177,276	$1,155,144	$1,384,643
5/31/20	$1,069,643	$1,180,613	$1,158,615	$1,390,778
6/30/20	$1,103,692	$1,186,505	$1,171,548	$1,404,506
7/31/20	$1,140,432	$1,199,470	$1,198,467	$1,418,673
8/31/20	$1,136,023	$1,190,779	$1,211,560	$1,431,123
9/30/20	$1,120,071	$1,195,129	$1,207,092	$1,442,213
10/31/20	$1,108,156	$1,195,216	$1,199,296	$1,451,438
11/30/20	$1,212,418	$1,202,035	$1,212,744	$1,462,159
12/31/20	$1,266,002	$1,205,728	$1,226,657	$1,475,865
1/31/21	$1,298,111	$1,199,261	$1,230,713	$1,487,063
2/28/21	$1,325,633	$1,180,606	$1,210,888	$1,499,653
3/31/21	$1,341,392	$1,175,955	$1,208,598	$1,514,959
4/30/21	$1,374,532	$1,179,029	$1,225,511	$1,531,874
5/31/21	$1,417,141	$1,181,661	$1,240,355	$1,549,580
6/30/21	$1,427,279	$1,187,424	$1,247,867	$1,570,176
7/31/21	$1,428,903	$1,202,182	$1,281,123	$1,585,299
8/31/21	$1,437,022	$1,199,773	$1,278,870	$1,597,877
9/30/21	$1,416,112	$1,188,446	$1,269,727	$1,613,133
10/31/21	$1,442,894	$1,185,338	$1,284,134	$1,636,280
11/30/21	$1,406,068	$1,193,793	$1,295,618	$1,658,117
12/31/21	$1,460,400	$1,188,952	$1,299,718	$1,677,679
1/31/22	$1,432,111	$1,170,272	$1,273,431	$1,696,126
2/28/22	$1,409,126	$1,154,705	$1,284,307	$1,716,162
3/31/22	$1,419,337	$1,129,814	$1,260,428	$1,743,297
4/30/22	$1,360,048	$1,099,449	$1,234,667	$1,757,545
5/31/22	$1,358,252	$1,097,936	$1,222,418	$1,782,609
6/30/22	$1,250,021	$1,081,273	$1,183,735	$1,813,229
7/31/22	$1,301,042	$1,108,814	$1,235,269	$1,822,501
8/31/22	$1,262,776	$1,079,868	$1,202,417	$1,833,126
9/30/22	$1,141,736	$1,045,202	$1,122,842	$1,850,136
10/31/22	$1,178,330	$1,041,624	$1,136,792	$1,869,594
11/30/22	$1,253,348	$1,068,168	$1,157,553	$1,884,000
12/31/22	$1,229,422	$1,055,562	$1,145,757	$1,894,177
1/31/23	$1,310,610	$1,079,874	$1,166,747	$1,913,691
2/28/23	$1,258,418	$1,062,650	$1,150,748	$1,929,959
3/31/23	$1,270,914	$1,086,213	$1,184,009	$1,942,342
4/30/23	$1,278,723	$1,091,806	$1,185,307	$1,958,786
5/31/23	$1,233,821	$1,087,507	$1,171,128	$1,972,133
6/30/23	$1,259,169	$1,086,858	$1,167,183	$1,986,767
7/31/23	$1,282,669	$1,087,210	$1,168,648	$2,000,882
8/31/23	$1,249,378	$1,085,844	$1,158,211	$2,020,517
9/30/23	$1,212,791	$1,067,119	$1,136,833	$2,038,613
10/31/23	$1,187,238	$1,059,542	$1,128,608	$2,051,903
11/30/23	$1,240,310	$1,095,972	$1,159,183	$2,065,492
12/31/23	$1,297,437	$1,130,998	$1,190,389	$2,080,108
1/31/24	$1,291,449	$1,128,781	$1,192,502	$2,097,183
2/29/24	$1,279,472	$1,121,036	$1,179,688	$2,116,336
3/31/24	$1,300,024	$1,131,144	$1,189,396	$2,136,320
4/30/24	$1,263,856	$1,112,932	$1,169,341	$2,151,938
5/31/24	$1,289,977	$1,122,780	$1,189,428	$2,164,303
6/30/24	$1,288,730	$1,132,522	$1,198,763	$2,174,919
7/31/24	$1,325,089	$1,154,402	$1,220,143	$2,189,795
8/31/24	$1,343,269	$1,167,045	$1,229,715	$2,204,529
9/30/24	$1,368,241	$1,180,588	$1,248,175	$2,220,589
10/31/24	$1,317,490	$1,164,612	$1,225,783	$2,238,192
11/30/24	$1,345,911	$1,178,445	$1,231,723	$2,255,919
12/31/24	$1,309,268	$1,169,402	$1,212,246	$2,275,028
1/31/25	$1,329,725	$1,173,932	$1,227,924	$2,296,226
2/28/25	$1,358,366	$1,188,068	$1,254,696	$2,313,189
3/31/25	$1,358,558	$1,183,110	$1,262,741	$2,326,068
4/30/25	$1,362,694	$1,194,759	$1,264,242	$2,341,854
5/31/25	$1,373,033	$1,190,809	$1,256,813	$2,356,434
6/30/25	$1,406,392	$1,202,213	$1,268,808	$2,374,586
7/31/25	$1,395,990	$1,201,251	$1,270,358	$2,392,190
8/31/25	$1,443,840	$1,207,833	$1,289,898	$2,412,605
9/30/25	$1,464,990	$1,216,730	$1,295,494	$2,432,046
10/31/25	$1,477,565	$1,226,335	$1,300,088	$2,450,838
11/30/25	$1,500,619	$1,228,914	$1,302,485	$2,463,384
12/31/25	$1,506,104	$1,226,279	$1,297,224	$2,483,269
1/31/26	$1,558,719	$1,229,243	$1,301,241	$2,500,388
2/28/26	$1,631,065	$1,246,523	$1,318,245	$2,519,850
3/31/26	$1,549,638	$1,224,396	$1,300,619	$2,553,695

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-3	14.06%	2.93%	4.48%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
Bloomberg U.S. TIPS Index	3.00%	1.48%	2.66%
Consumer Price Index +650 Basis Points	9.79%	11.01%	9.83%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 966,014,000
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 1,972,000
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$966,014
# of Portfolio Holdings	28
Portfolio Turnover Rate	66%
Total Net Advisory Fees Paid During the Reporting Period	$1,972
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	141.5%
Other Assets and Liabilities, Net	(41.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

Table Summary
PIMCO Low Duration Fund	18.5%
PIMCO Total Return Fund	17.1%
PIMCO All Authority: Multi-RAE PLUS Fund	14.6%
PIMCO All Asset: Multi-Real Fund	12.5%
PIMCO Emerging Markets Local Currency and Bond Fund	11.2%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	9.0%
PIMCO RealEstateRealReturn Strategy Fund	8.1%
PIMCO High Yield Fund	7.0%
PIMCO TRENDS Managed Futures Strategy Fund	6.0%
PIMCO Emerging Markets Currency and Short-Term Investments Fund	5.1%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.68% as a result of lower expenses related to interest by 0.51% and the Fund's exposure to fees and expenses related to the Fund's investment in underlying funds by 0.17%.

Material Fund Change Expenses [Text Block]

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.68% as a result of lower expenses related to interest by 0.51% and the Fund's exposure to fees and expenses related to the Fund's investment in underlying funds by 0.17%.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000067743
Shareholder Report [Line Items]
Fund Name	PIMCO Global Core Asset Allocation Fund
Class Name	Class A
Trading Symbol	PGMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Global Core Asset Allocation Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$136	1.24%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to U.S. equities contributed to relative performance versus the 60% MSCI All Country World Index (ACWI) and 40% Bloomberg Global Aggregate (USD Hedged) Index (“Index”), as these securities posted positive returns during the period.

  Overweight exposure to South Korean equities contributed to relative performance versus the Index, as these securities posted positive returns during the period.

  Overweight exposure to eurozone equities contributed to relative performance versus the Index, as these securities posted positive returns during the period.

  U.K. duration and curve positioning, particularly overweight exposure to the 2-year, 12-year, and 15-year tenors of the curve over most of the period, detracted from relative performance versus the Index, as these interest rates rose during the period.

  Australian duration and curve positioning, particularly overweight exposure to the 3-year, 5-year, and 7-year tenors of the curve, detracted from relative performance versus the Index, as these interest rates rose during the period.

  Underweight exposure to the Offshore Chinese Renminbi ("CNH") detracted from relative performance versus the Index, as the CNH appreciated against the U.S. dollar during the period.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charge)	MSCI All Country World Index	Bloomberg Global Aggregate (USD Hedged) Index	Supplemental IndexFootnote Reference1
3/31/16	$9,454	$10,000	$10,000	$10,000
4/30/16	$9,577	$10,148	$10,017	$10,095
5/31/16	$9,604	$10,160	$10,059	$10,120
6/30/16	$9,571	$10,099	$10,251	$10,160
7/31/16	$9,907	$10,534	$10,312	$10,447
8/31/16	$9,960	$10,570	$10,307	$10,466
9/30/16	$9,991	$10,634	$10,306	$10,504
10/31/16	$9,893	$10,454	$10,206	$10,357
11/30/16	$9,840	$10,533	$10,037	$10,335
12/31/16	$10,011	$10,761	$10,065	$10,481
1/31/17	$10,181	$11,055	$10,028	$10,637
2/28/17	$10,359	$11,365	$10,114	$10,853
3/31/17	$10,456	$11,504	$10,109	$10,930
4/30/17	$10,582	$11,683	$10,178	$11,062
5/31/17	$10,707	$11,941	$10,237	$11,235
6/30/17	$10,734	$11,996	$10,208	$11,253
7/31/17	$10,896	$12,331	$10,242	$11,456
8/31/17	$10,940	$12,378	$10,335	$11,524
9/30/17	$11,086	$12,617	$10,288	$11,637
10/31/17	$11,230	$12,879	$10,331	$11,801
11/30/17	$11,356	$13,129	$10,347	$11,946
12/31/17	$11,438	$13,340	$10,370	$12,072
1/31/18	$11,818	$14,093	$10,296	$12,446
2/28/18	$11,411	$13,501	$10,273	$12,121
3/31/18	$11,315	$13,212	$10,358	$12,006
4/30/18	$11,406	$13,338	$10,320	$12,057
5/31/18	$11,378	$13,355	$10,358	$12,084
6/30/18	$11,337	$13,283	$10,377	$12,053
7/31/18	$11,539	$13,683	$10,380	$12,273
8/31/18	$11,521	$13,791	$10,412	$12,346
9/30/18	$11,594	$13,851	$10,372	$12,359
10/31/18	$11,087	$12,813	$10,352	$11,794
11/30/18	$11,161	$13,000	$10,403	$11,920
12/31/18	$10,804	$12,084	$10,553	$11,485
1/31/19	$11,407	$13,039	$10,665	$12,078
2/28/19	$11,537	$13,387	$10,678	$12,278
3/31/19	$11,658	$13,556	$10,869	$12,459
4/30/19	$11,854	$14,013	$10,875	$12,714
5/31/19	$11,443	$13,182	$11,032	$12,335
6/30/19	$11,826	$14,045	$11,186	$12,888
7/31/19	$11,882	$14,087	$11,274	$12,952
8/31/19	$11,667	$13,752	$11,530	$12,885
9/30/19	$11,808	$14,042	$11,477	$13,024
10/31/19	$11,976	$14,426	$11,457	$13,228
11/30/19	$12,125	$14,778	$11,443	$13,416
12/31/19	$12,404	$15,299	$11,420	$13,688
1/31/20	$12,375	$15,130	$11,626	$13,696
2/29/20	$11,693	$13,908	$11,768	$13,100
3/31/20	$10,511	$12,030	$11,585	$11,957
4/30/20	$11,405	$13,319	$11,773	$12,803
5/31/20	$11,887	$13,898	$11,806	$13,152
6/30/20	$12,157	$14,342	$11,865	$13,430
7/31/20	$12,703	$15,101	$11,995	$13,915
8/31/20	$13,169	$16,025	$11,908	$14,386
9/30/20	$12,889	$15,508	$11,951	$14,128
10/31/20	$12,640	$15,131	$11,952	$13,923
11/30/20	$13,670	$16,996	$12,020	$14,984
12/31/20	$14,193	$17,785	$12,057	$15,420
1/31/21	$14,065	$17,705	$11,993	$15,345
2/28/21	$14,193	$18,115	$11,806	$15,463
3/31/21	$14,450	$18,598	$11,760	$15,686
4/30/21	$14,859	$19,412	$11,790	$16,114
5/31/21	$15,074	$19,714	$11,817	$16,279
6/30/21	$15,182	$19,974	$11,874	$16,439
7/31/21	$15,311	$20,111	$12,022	$16,589
8/31/21	$15,548	$20,614	$11,998	$16,825
9/30/21	$15,085	$19,763	$11,884	$16,344
10/31/21	$15,440	$20,772	$11,853	$16,828
11/30/21	$15,290	$20,271	$11,938	$16,633
12/31/21	$15,731	$21,082	$11,890	$17,005
1/31/22	$15,063	$20,047	$11,703	$16,397
2/28/22	$14,621	$19,529	$11,547	$16,055
3/31/22	$14,697	$19,952	$11,298	$16,126
4/30/22	$13,759	$18,355	$10,994	$15,178
5/31/22	$13,781	$18,377	$10,979	$15,180
6/30/22	$12,860	$16,828	$10,813	$14,320
7/31/22	$13,564	$18,003	$11,088	$15,066
8/31/22	$13,185	$17,340	$10,799	$14,576
9/30/22	$12,297	$15,680	$10,452	$13,552
10/31/22	$12,665	$16,626	$10,416	$14,024
11/30/22	$13,326	$17,916	$10,682	$14,819
12/31/22	$12,946	$17,211	$10,556	$14,400
1/31/23	$13,565	$18,444	$10,799	$15,151
2/28/23	$13,120	$17,916	$10,626	$14,794
3/31/23	$13,394	$18,468	$10,862	$15,199
4/30/23	$13,503	$18,734	$10,918	$15,362
5/31/23	$13,339	$18,533	$10,875	$15,239
6/30/23	$13,757	$19,609	$10,869	$15,766
7/31/23	$14,074	$20,327	$10,872	$16,114
8/31/23	$13,757	$19,759	$10,858	$15,836
9/30/23	$13,237	$18,942	$10,671	$15,334
10/31/23	$12,874	$18,372	$10,595	$15,014
11/30/23	$13,886	$20,068	$10,960	$16,052
12/31/23	$14,526	$21,032	$11,310	$16,719
1/31/24	$14,570	$21,155	$11,288	$16,765
2/29/24	$14,900	$22,063	$11,210	$17,151
3/31/24	$15,280	$22,756	$11,311	$17,536
4/30/24	$14,746	$22,005	$11,129	$17,076
5/31/24	$15,280	$22,899	$11,228	$17,552
6/30/24	$15,536	$23,409	$11,325	$17,848
7/31/24	$15,747	$23,786	$11,544	$18,158
8/31/24	$15,992	$24,390	$11,670	$18,514
9/30/24	$16,236	$24,957	$11,806	$18,858
10/31/24	$15,936	$24,397	$11,646	$18,502
11/30/24	$16,336	$25,309	$11,784	$19,006
12/31/24	$16,134	$24,710	$11,694	$18,677
1/31/25	$16,615	$25,540	$11,739	$19,082
2/28/25	$16,782	$25,386	$11,881	$19,105
3/31/25	$16,430	$24,383	$11,831	$18,621
4/30/25	$16,397	$24,610	$11,948	$18,798
5/31/25	$17,037	$26,025	$11,908	$19,421
6/30/25	$17,610	$27,193	$12,022	$20,019
7/31/25	$17,745	$27,562	$12,013	$20,176
8/31/25	$18,127	$28,243	$12,078	$20,519
9/30/25	$18,567	$29,266	$12,167	$21,025
10/31/25	$19,008	$29,921	$12,263	$21,374
11/30/25	$19,132	$29,917	$12,289	$21,390
12/31/25	$19,526	$30,230	$12,263	$21,506
1/31/26	$20,336	$31,126	$12,292	$21,909
2/28/26	$20,987	$31,526	$12,465	$22,202
3/31/26	$19,701	$29,262	$12,244	$21,087

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	19.91%	6.40%	7.62%
Class A (including sales charge)	13.32%	5.20%	7.02%
MSCI All Country World Index	20.01%	9.49%	11.33%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
Supplemental IndexFootnote Reference1	13.25%	6.10%	7.75%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 308,623,000
Holdings Count | Holding	917
Advisory Fees Paid, Amount	$ 2,176,000
InvestmentCompanyPortfolioTurnover	476.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$308,623
# of Portfolio Holdings	917
Portfolio Turnover Rate	476%
Total Net Advisory Fees Paid During the Reporting Period	$2,176
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	17.8%
Sovereign Issues	9.8%
Asset-Backed Securities	6.8%
U.S. Treasury Obligations	4.0%
Common Stocks	2.4%
Non-Agency Mortgage-Backed Securities	2.1%
Corporate Bonds & Notes	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	3.3%
Affiliated Investments	72.6%
Financial Derivative Instruments	2.2%
Other Assets and Liabilities, Net	(21.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Change to Shareholder Expenses. Effective September 2, 2025, the supervisory and administrative fee for Class A shares of the Fund, stated as a percentage of the Fund’s average daily net assets, decrease by 0.05%. This supervisory and administrative fee decrease will result in the Fund’s Management Fees decreasing by 0.05% for Class A shares of the Fund.

Material Fund Change Expenses [Text Block]

Change to Shareholder Expenses. Effective September 2, 2025, the supervisory and administrative fee for Class A shares of the Fund, stated as a percentage of the Fund’s average daily net assets, decrease by 0.05%. This supervisory and administrative fee decrease will result in the Fund’s Management Fees decreasing by 0.05% for Class A shares of the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000067744
Shareholder Report [Line Items]
Fund Name	PIMCO Global Core Asset Allocation Fund
Class Name	Class C
Trading Symbol	PGMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Global Core Asset Allocation Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$218	1.99%

Expenses Paid, Amount	$ 218
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to U.S. equities contributed to relative performance versus the 60% MSCI All Country World Index (ACWI) and 40% Bloomberg Global Aggregate (USD Hedged) Index (“Index”), as these securities posted positive returns during the period.

  Overweight exposure to South Korean equities contributed to relative performance versus the Index, as these securities posted positive returns during the period.

  Overweight exposure to eurozone equities contributed to relative performance versus the Index, as these securities posted positive returns during the period.

  U.K. duration and curve positioning, particularly overweight exposure to the 2-year, 12-year, and 15-year tenors of the curve over most of the period, detracted from relative performance versus the Index, as these interest rates rose during the period.

  Australian duration and curve positioning, particularly overweight exposure to the 3-year, 5-year, and 7-year tenors of the curve, detracted from relative performance versus the Index, as these interest rates rose during the period.

  Underweight exposure to the Offshore Chinese Renminbi ("CNH") detracted from relative performance versus the Index, as the CNH appreciated against the U.S. dollar during the period.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class C (excluding sales charge)	MSCI All Country World Index	Bloomberg Global Aggregate (USD Hedged) Index	Supplemental IndexFootnote Reference1
3/31/16	$10,000	$10,000	$10,000	$10,000
4/30/16	$10,124	$10,148	$10,017	$10,095
5/31/16	$10,143	$10,160	$10,059	$10,120
6/30/16	$10,103	$10,099	$10,251	$10,160
7/31/16	$10,457	$10,534	$10,312	$10,447
8/31/16	$10,505	$10,570	$10,307	$10,466
9/30/16	$10,528	$10,634	$10,306	$10,504
10/31/16	$10,413	$10,454	$10,206	$10,357
11/30/16	$10,355	$10,533	$10,037	$10,335
12/31/16	$10,535	$10,761	$10,065	$10,481
1/31/17	$10,699	$11,055	$10,028	$10,637
2/28/17	$10,882	$11,365	$10,114	$10,853
3/31/17	$10,981	$11,504	$10,109	$10,930
4/30/17	$11,097	$11,683	$10,178	$11,062
5/31/17	$11,232	$11,941	$10,237	$11,235
6/30/17	$11,251	$11,996	$10,208	$11,253
7/31/17	$11,406	$12,331	$10,242	$11,456
8/31/17	$11,444	$12,378	$10,335	$11,524
9/30/17	$11,599	$12,617	$10,288	$11,637
10/31/17	$11,734	$12,879	$10,331	$11,801
11/30/17	$11,870	$13,129	$10,347	$11,946
12/31/17	$11,944	$13,340	$10,370	$12,072
1/31/18	$12,332	$14,093	$10,296	$12,446
2/28/18	$11,896	$13,501	$10,273	$12,121
3/31/18	$11,792	$13,212	$10,358	$12,006
4/30/18	$11,880	$13,338	$10,320	$12,057
5/31/18	$11,841	$13,355	$10,358	$12,084
6/30/18	$11,790	$13,283	$10,377	$12,053
7/31/18	$11,996	$13,683	$10,380	$12,273
8/31/18	$11,966	$13,791	$10,412	$12,346
9/30/18	$12,031	$13,851	$10,372	$12,359
10/31/18	$11,500	$12,813	$10,352	$11,794
11/30/18	$11,569	$13,000	$10,403	$11,920
12/31/18	$11,191	$12,084	$10,553	$11,485
1/31/19	$11,813	$13,039	$10,665	$12,078
2/28/19	$11,941	$13,387	$10,678	$12,278
3/31/19	$12,059	$13,556	$10,869	$12,459
4/30/19	$12,248	$14,013	$10,875	$12,714
5/31/19	$11,821	$13,182	$11,032	$12,335
6/30/19	$12,208	$14,045	$11,186	$12,888
7/31/19	$12,258	$14,087	$11,274	$12,952
8/31/19	$12,029	$13,752	$11,530	$12,885
9/30/19	$12,169	$14,042	$11,477	$13,024
10/31/19	$12,338	$14,426	$11,457	$13,228
11/30/19	$12,477	$14,778	$11,443	$13,416
12/31/19	$12,759	$15,299	$11,420	$13,688
1/31/20	$12,719	$15,130	$11,626	$13,696
2/29/20	$12,018	$13,908	$11,768	$13,100
3/31/20	$10,789	$12,030	$11,585	$11,957
4/30/20	$11,701	$13,319	$11,773	$12,803
5/31/20	$12,188	$13,898	$11,806	$13,152
6/30/20	$12,455	$14,342	$11,865	$13,430
7/31/20	$13,010	$15,101	$11,995	$13,915
8/31/20	$13,480	$16,025	$11,908	$14,386
9/30/20	$13,176	$15,508	$11,951	$14,128
10/31/20	$12,923	$15,131	$11,952	$13,923
11/30/20	$13,954	$16,996	$12,020	$14,984
12/31/20	$14,494	$17,785	$12,057	$15,420
1/31/21	$14,348	$17,705	$11,993	$15,345
2/28/21	$14,471	$18,115	$11,806	$15,463
3/31/21	$14,723	$18,598	$11,760	$15,686
4/30/21	$15,129	$19,412	$11,790	$16,114
5/31/21	$15,332	$19,714	$11,817	$16,279
6/30/21	$15,434	$19,974	$11,874	$16,439
7/31/21	$15,546	$20,111	$12,022	$16,589
8/31/21	$15,783	$20,614	$11,998	$16,825
9/30/21	$15,310	$19,763	$11,884	$16,344
10/31/21	$15,659	$20,772	$11,853	$16,828
11/30/21	$15,490	$20,271	$11,938	$16,633
12/31/21	$15,941	$21,082	$11,890	$17,005
1/31/22	$15,253	$20,047	$11,703	$16,397
2/28/22	$14,791	$19,529	$11,547	$16,055
3/31/22	$14,847	$19,952	$11,298	$16,126
4/30/22	$13,900	$18,355	$10,994	$15,178
5/31/22	$13,923	$18,377	$10,979	$15,180
6/30/22	$12,975	$16,828	$10,813	$14,320
7/31/22	$13,677	$18,003	$11,088	$15,066
8/31/22	$13,281	$17,340	$10,799	$14,576
9/30/22	$12,387	$15,680	$10,452	$13,552
10/31/22	$12,749	$16,626	$10,416	$14,024
11/30/22	$13,405	$17,916	$10,682	$14,819
12/31/22	$13,009	$17,211	$10,556	$14,400
1/31/23	$13,620	$18,444	$10,799	$15,151
2/28/23	$13,168	$17,916	$10,626	$14,794
3/31/23	$13,444	$18,468	$10,862	$15,199
4/30/23	$13,546	$18,734	$10,918	$15,362
5/31/23	$13,365	$18,533	$10,875	$15,239
6/30/23	$13,780	$19,609	$10,869	$15,766
7/31/23	$14,087	$20,327	$10,872	$16,114
8/31/23	$13,757	$19,759	$10,858	$15,836
9/30/23	$13,236	$18,942	$10,671	$15,334
10/31/23	$12,871	$18,372	$10,595	$15,014
11/30/23	$13,853	$20,068	$10,960	$16,052
12/31/23	$14,492	$21,032	$11,310	$16,719
1/31/24	$14,526	$21,155	$11,288	$16,765
2/29/24	$14,845	$22,063	$11,210	$17,151
3/31/24	$15,225	$22,756	$11,311	$17,536
4/30/24	$14,684	$22,005	$11,129	$17,076
5/31/24	$15,202	$22,899	$11,228	$17,552
6/30/24	$15,443	$23,409	$11,325	$17,848
7/31/24	$15,639	$23,786	$11,544	$18,158
8/31/24	$15,881	$24,390	$11,670	$18,514
9/30/24	$16,111	$24,957	$11,806	$18,858
10/31/24	$15,800	$24,397	$11,646	$18,502
11/30/24	$16,191	$25,309	$11,784	$19,006
12/31/24	$15,973	$24,710	$11,694	$18,677
1/31/25	$16,433	$25,540	$11,739	$19,082
2/28/25	$16,594	$25,386	$11,881	$19,105
3/31/25	$16,240	$24,383	$11,831	$18,621
4/30/25	$16,205	$24,610	$11,948	$18,798
5/31/25	$16,818	$26,025	$11,908	$19,421
6/30/25	$17,373	$27,193	$12,022	$20,019
7/31/25	$17,489	$27,562	$12,013	$20,176
8/31/25	$17,859	$28,243	$12,078	$20,519
9/30/25	$18,286	$29,266	$12,167	$21,025
10/31/25	$18,703	$29,921	$12,263	$21,374
11/30/25	$18,808	$29,917	$12,289	$21,390
12/31/25	$19,197	$30,230	$12,263	$21,506
1/31/26	$19,969	$31,126	$12,292	$21,909
2/28/26	$20,600	$31,526	$12,465	$22,202
3/31/26	$19,335	$29,262	$12,244	$21,087

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	19.06%	5.60%	6.82%
Class C (including sales charge)	18.06%	5.60%	6.82%
MSCI All Country World Index	20.01%	9.49%	11.33%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
Supplemental IndexFootnote Reference1	13.25%	6.10%	7.75%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 308,623,000
Holdings Count | Holding	917
Advisory Fees Paid, Amount	$ 2,176,000
InvestmentCompanyPortfolioTurnover	476.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$308,623
# of Portfolio Holdings	917
Portfolio Turnover Rate	476%
Total Net Advisory Fees Paid During the Reporting Period	$2,176
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	17.8%
Sovereign Issues	9.8%
Asset-Backed Securities	6.8%
U.S. Treasury Obligations	4.0%
Common Stocks	2.4%
Non-Agency Mortgage-Backed Securities	2.1%
Corporate Bonds & Notes	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	3.3%
Affiliated Investments	72.6%
Financial Derivative Instruments	2.2%
Other Assets and Liabilities, Net	(21.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Change to Shareholder Expenses. Effective September 2, 2025, the supervisory and administrative fee for Class C shares of the Fund, stated as a percentage of the Fund’s average daily net assets, decreased by 0.05%. This supervisory and administrative fee decrease will result in the Fund’s Management Fees decreasing by 0.05% for Class C shares of the Fund.

Material Fund Change Expenses [Text Block]

Change to Shareholder Expenses. Effective September 2, 2025, the supervisory and administrative fee for Class C shares of the Fund, stated as a percentage of the Fund’s average daily net assets, decreased by 0.05%. This supervisory and administrative fee decrease will result in the Fund’s Management Fees decreasing by 0.05% for Class C shares of the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000067747
Shareholder Report [Line Items]
Fund Name	PIMCO Global Core Asset Allocation Fund
Class Name	Institutional Class
Trading Symbol	PGAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Global Core Asset Allocation Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$90	0.82%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to U.S. equities contributed to relative performance versus the 60% MSCI All Country World Index (ACWI) and 40% Bloomberg Global Aggregate (USD Hedged) Index (“Index”), as these securities posted positive returns during the period.

  Overweight exposure to South Korean equities contributed to relative performance versus the Index, as these securities posted positive returns during the period.

  Overweight exposure to eurozone equities contributed to relative performance versus the Index, as these securities posted positive returns during the period.

  U.K. duration and curve positioning, particularly overweight exposure to the 2-year, 12-year, and 15-year tenors of the curve over most of the period, detracted from relative performance versus the Index, as these interest rates rose during the period.

  Australian duration and curve positioning, particularly overweight exposure to the 3-year, 5-year, and 7-year tenors of the curve, detracted from relative performance versus the Index, as these interest rates rose during the period.

  Underweight exposure to the Offshore Chinese Renminbi ("CNH") detracted from relative performance versus the Index, as the CNH appreciated against the U.S. dollar during the period.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	MSCI All Country World Index	Bloomberg Global Aggregate (USD Hedged) Index	Supplemental IndexFootnote Reference1
3/31/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,012,939	$1,014,762	$1,001,698	$1,009,536
5/31/16	$1,016,636	$1,016,044	$1,005,932	$1,012,008
6/30/16	$1,013,500	$1,009,889	$1,025,081	$1,016,035
7/31/16	$1,049,730	$1,053,412	$1,031,206	$1,044,736
8/31/16	$1,055,304	$1,056,955	$1,030,680	$1,046,631
9/30/16	$1,059,278	$1,063,432	$1,030,557	$1,050,430
10/31/16	$1,049,003	$1,045,383	$1,020,565	$1,035,658
11/30/16	$1,043,398	$1,053,326	$1,003,709	$1,033,539
12/31/16	$1,063,080	$1,076,081	$1,006,459	$1,048,068
1/31/17	$1,080,938	$1,105,505	$1,002,793	$1,063,735
2/28/17	$1,099,737	$1,136,516	$1,011,378	$1,085,281
3/31/17	$1,111,887	$1,150,419	$1,010,911	$1,093,047
4/30/17	$1,125,113	$1,168,348	$1,017,767	$1,106,233
5/31/17	$1,139,283	$1,194,149	$1,023,707	$1,123,473
6/30/17	$1,142,117	$1,199,579	$1,020,842	$1,125,280
7/31/17	$1,160,066	$1,233,102	$1,024,198	$1,145,629
8/31/17	$1,164,789	$1,237,827	$1,033,532	$1,152,438
9/30/17	$1,180,575	$1,261,742	$1,028,761	$1,163,669
10/31/17	$1,195,771	$1,287,941	$1,033,100	$1,180,131
11/30/17	$1,210,968	$1,312,874	$1,034,700	$1,194,569
12/31/17	$1,220,229	$1,334,041	$1,037,013	$1,207,193
1/31/18	$1,260,393	$1,409,302	$1,029,610	$1,244,609
2/28/18	$1,218,316	$1,350,114	$1,027,288	$1,212,124
3/31/18	$1,208,321	$1,321,213	$1,035,806	$1,200,574
4/30/18	$1,217,949	$1,333,829	$1,031,952	$1,205,667
5/31/18	$1,216,023	$1,335,495	$1,035,807	$1,208,371
6/30/18	$1,211,674	$1,328,263	$1,037,738	$1,205,347
7/31/18	$1,234,040	$1,368,317	$1,038,022	$1,227,288
8/31/18	$1,233,068	$1,379,068	$1,041,212	$1,234,582
9/30/18	$1,240,288	$1,385,070	$1,037,229	$1,235,917
10/31/18	$1,186,532	$1,281,274	$1,035,202	$1,179,380
11/30/18	$1,195,329	$1,300,014	$1,040,267	$1,192,037
12/31/18	$1,157,350	$1,208,449	$1,055,294	$1,148,540
1/31/19	$1,222,358	$1,303,867	$1,066,471	$1,207,828
2/28/19	$1,236,148	$1,338,741	$1,067,753	$1,227,792
3/31/19	$1,250,181	$1,355,577	$1,086,877	$1,245,853
4/30/19	$1,271,050	$1,401,348	$1,087,524	$1,271,390
5/31/19	$1,228,317	$1,318,223	$1,103,173	$1,233,457
6/30/19	$1,270,056	$1,404,539	$1,118,641	$1,288,835
7/31/19	$1,276,019	$1,408,656	$1,127,444	$1,295,157
8/31/19	$1,254,156	$1,375,238	$1,153,012	$1,288,472
9/30/19	$1,269,062	$1,404,175	$1,147,669	$1,302,350
10/31/19	$1,287,944	$1,442,606	$1,145,688	$1,322,838
11/30/19	$1,303,845	$1,477,822	$1,144,344	$1,341,592
12/31/19	$1,334,463	$1,529,864	$1,141,998	$1,368,838
1/31/20	$1,332,443	$1,512,965	$1,162,607	$1,369,647
2/29/20	$1,259,709	$1,390,763	$1,176,836	$1,309,977
3/31/20	$1,131,927	$1,203,005	$1,158,521	$1,195,711
4/30/20	$1,229,399	$1,331,877	$1,177,276	$1,280,308
5/31/20	$1,280,755	$1,389,803	$1,180,613	$1,315,169
6/30/20	$1,311,592	$1,434,210	$1,186,505	$1,343,009
7/31/20	$1,371,014	$1,510,061	$1,199,470	$1,391,495
8/31/20	$1,421,792	$1,602,484	$1,190,779	$1,438,562
9/30/20	$1,391,260	$1,550,814	$1,195,129	$1,412,834
10/31/20	$1,365,681	$1,513,117	$1,195,216	$1,392,269
11/30/20	$1,476,893	$1,699,628	$1,202,035	$1,498,415
12/31/20	$1,534,608	$1,778,541	$1,205,728	$1,541,999
1/31/21	$1,520,927	$1,770,453	$1,199,261	$1,534,483
2/28/21	$1,535,748	$1,811,461	$1,180,606	$1,546,261
3/31/21	$1,564,477	$1,859,845	$1,175,955	$1,568,604
4/30/21	$1,608,254	$1,941,162	$1,179,029	$1,611,394
5/31/21	$1,632,447	$1,971,371	$1,181,661	$1,627,880
6/30/21	$1,645,166	$1,997,351	$1,187,424	$1,643,928
7/31/21	$1,659,011	$2,011,113	$1,202,182	$1,658,895
8/31/21	$1,685,546	$2,061,449	$1,199,773	$1,682,479
9/30/21	$1,635,937	$1,976,291	$1,188,446	$1,634,423
10/31/21	$1,675,162	$2,077,169	$1,185,338	$1,682,770
11/30/21	$1,659,011	$2,027,149	$1,193,793	$1,663,258
12/31/21	$1,708,620	$2,108,235	$1,188,952	$1,700,478
1/31/22	$1,637,091	$2,004,695	$1,170,272	$1,639,683
2/28/22	$1,588,635	$1,952,919	$1,154,705	$1,605,549
3/31/22	$1,596,711	$1,995,218	$1,129,814	$1,612,571
4/30/22	$1,496,340	$1,835,517	$1,099,449	$1,517,791
5/31/22	$1,499,801	$1,837,664	$1,097,936	$1,518,021
6/30/22	$1,398,864	$1,682,756	$1,081,273	$1,432,028
7/31/22	$1,476,579	$1,800,267	$1,108,814	$1,506,619
8/31/22	$1,435,982	$1,733,991	$1,079,868	$1,457,607
9/30/22	$1,339,708	$1,567,997	$1,045,202	$1,355,168
10/31/22	$1,380,305	$1,662,621	$1,041,624	$1,402,381
11/30/22	$1,453,380	$1,791,580	$1,068,168	$1,481,940
12/31/22	$1,411,772	$1,721,080	$1,055,562	$1,439,955
1/31/23	$1,479,387	$1,844,441	$1,079,874	$1,515,148
2/28/23	$1,431,590	$1,791,580	$1,062,650	$1,479,427
3/31/23	$1,462,315	$1,846,818	$1,086,213	$1,519,917
4/30/23	$1,475,194	$1,873,362	$1,091,806	$1,536,154
5/31/23	$1,457,632	$1,853,296	$1,087,507	$1,523,864
6/30/23	$1,503,741	$1,960,902	$1,086,858	$1,576,586
7/31/23	$1,539,040	$2,032,685	$1,087,210	$1,611,420
8/31/23	$1,504,917	$1,975,884	$1,085,844	$1,583,592
9/30/23	$1,449,471	$1,894,179	$1,067,119	$1,533,379
10/31/23	$1,410,392	$1,837,228	$1,059,542	$1,501,362
11/30/23	$1,520,523	$2,006,797	$1,095,972	$1,605,152
12/31/23	$1,591,455	$2,103,192	$1,130,998	$1,671,932
1/31/24	$1,597,394	$2,115,520	$1,128,781	$1,676,502
2/29/24	$1,633,023	$2,206,305	$1,121,036	$1,715,067
3/31/24	$1,676,727	$2,275,576	$1,131,144	$1,753,562
4/30/24	$1,617,916	$2,200,497	$1,112,932	$1,707,555
5/31/24	$1,677,928	$2,289,868	$1,122,780	$1,755,209
6/30/24	$1,705,533	$2,340,868	$1,132,522	$1,784,756
7/31/24	$1,729,538	$2,378,621	$1,154,402	$1,815,818
8/31/24	$1,757,143	$2,439,029	$1,167,045	$1,851,443
9/30/24	$1,784,749	$2,495,690	$1,180,588	$1,885,843
10/31/24	$1,752,342	$2,439,669	$1,164,612	$1,850,237
11/30/24	$1,796,751	$2,530,922	$1,178,445	$1,900,551
12/31/24	$1,776,079	$2,471,011	$1,169,402	$1,867,724
1/31/25	$1,829,277	$2,553,954	$1,173,932	$1,908,233
2/28/25	$1,847,412	$2,538,568	$1,188,068	$1,910,527
3/31/25	$1,809,842	$2,438,282	$1,183,110	$1,862,053
4/30/25	$1,807,406	$2,461,023	$1,194,759	$1,879,806
5/31/25	$1,878,046	$2,602,480	$1,190,809	$1,942,150
6/30/25	$1,941,379	$2,719,334	$1,202,213	$2,001,912
7/31/25	$1,957,212	$2,756,213	$1,201,251	$2,017,561
8/31/25	$2,001,057	$2,824,267	$1,207,833	$2,051,873
9/30/25	$2,050,123	$2,926,623	$1,216,730	$2,102,537
10/31/25	$2,099,228	$2,992,080	$1,226,335	$2,137,391
11/30/25	$2,113,959	$2,991,748	$1,228,914	$2,139,046
12/31/25	$2,159,029	$3,022,971	$1,226,279	$2,150,606
1/31/26	$2,248,317	$3,112,586	$1,229,243	$2,190,937
2/28/26	$2,320,243	$3,152,599	$1,246,523	$2,220,156
3/31/26	$2,179,962	$2,926,188	$1,224,396	$2,108,725

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	20.45%	6.86%	8.10%
MSCI All Country World Index	20.01%	9.49%	11.33%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
Supplemental IndexFootnote Reference1	13.25%	6.10%	7.75%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 308,623,000
Holdings Count | Holding	917
Advisory Fees Paid, Amount	$ 2,176,000
InvestmentCompanyPortfolioTurnover	476.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$308,623
# of Portfolio Holdings	917
Portfolio Turnover Rate	476%
Total Net Advisory Fees Paid During the Reporting Period	$2,176
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	17.8%
Sovereign Issues	9.8%
Asset-Backed Securities	6.8%
U.S. Treasury Obligations	4.0%
Common Stocks	2.4%
Non-Agency Mortgage-Backed Securities	2.1%
Corporate Bonds & Notes	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	3.3%
Affiliated Investments	72.6%
Financial Derivative Instruments	2.2%
Other Assets and Liabilities, Net	(21.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.06% as a result of the Fund's exposure to fees and expenses related to the Fund's investment in underlying funds.

Material Fund Change Expenses [Text Block]

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.06% as a result of the Fund's exposure to fees and expenses related to the Fund's investment in underlying funds.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000067746
Shareholder Report [Line Items]
Fund Name	PIMCO Global Core Asset Allocation Fund
Class Name	I-2
Trading Symbol	PGAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Global Core Asset Allocation Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$101	0.92%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to U.S. equities contributed to relative performance versus the 60% MSCI All Country World Index (ACWI) and 40% Bloomberg Global Aggregate (USD Hedged) Index (“Index”), as these securities posted positive returns during the period.

  Overweight exposure to South Korean equities contributed to relative performance versus the Index, as these securities posted positive returns during the period.

  Overweight exposure to eurozone equities contributed to relative performance versus the Index, as these securities posted positive returns during the period.

  U.K. duration and curve positioning, particularly overweight exposure to the 2-year, 12-year, and 15-year tenors of the curve over most of the period, detracted from relative performance versus the Index, as these interest rates rose during the period.

  Australian duration and curve positioning, particularly overweight exposure to the 3-year, 5-year, and 7-year tenors of the curve, detracted from relative performance versus the Index, as these interest rates rose during the period.

  Underweight exposure to the Offshore Chinese Renminbi ("CNH") detracted from relative performance versus the Index, as the CNH appreciated against the U.S. dollar during the period.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-2	MSCI All Country World Index	Bloomberg Global Aggregate (USD Hedged) Index	Supplemental IndexFootnote Reference1
3/31/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,012,963	$1,014,762	$1,001,698	$1,009,536
5/31/16	$1,016,667	$1,016,044	$1,005,932	$1,012,008
6/30/16	$1,013,302	$1,009,889	$1,025,081	$1,016,035
7/31/16	$1,049,591	$1,053,412	$1,031,206	$1,044,736
8/31/16	$1,055,174	$1,056,955	$1,030,680	$1,046,631
9/30/16	$1,058,866	$1,063,432	$1,030,557	$1,050,430
10/31/16	$1,048,577	$1,045,383	$1,020,565	$1,035,658
11/30/16	$1,043,900	$1,053,326	$1,003,709	$1,033,539
12/31/16	$1,062,341	$1,076,081	$1,006,459	$1,048,068
1/31/17	$1,080,220	$1,105,505	$1,002,793	$1,063,735
2/28/17	$1,099,980	$1,136,516	$1,011,378	$1,085,281
3/31/17	$1,110,982	$1,150,419	$1,010,911	$1,093,047
4/30/17	$1,124,219	$1,168,348	$1,017,767	$1,106,233
5/31/17	$1,138,402	$1,194,149	$1,023,707	$1,123,473
6/30/17	$1,141,238	$1,199,579	$1,020,842	$1,125,280
7/31/17	$1,158,258	$1,233,102	$1,024,198	$1,145,629
8/31/17	$1,163,931	$1,237,827	$1,033,532	$1,152,438
9/30/17	$1,179,234	$1,261,742	$1,028,761	$1,163,669
10/31/17	$1,194,437	$1,287,941	$1,033,100	$1,180,131
11/30/17	$1,209,641	$1,312,874	$1,034,700	$1,194,569
12/31/17	$1,218,587	$1,334,041	$1,037,013	$1,207,193
1/31/18	$1,258,760	$1,409,302	$1,029,610	$1,244,609
2/28/18	$1,215,718	$1,350,114	$1,027,288	$1,212,124
3/31/18	$1,206,415	$1,321,213	$1,035,806	$1,200,574
4/30/18	$1,216,043	$1,333,829	$1,031,952	$1,205,667
5/31/18	$1,214,117	$1,335,495	$1,035,807	$1,208,371
6/30/18	$1,209,554	$1,328,263	$1,037,738	$1,205,347
7/31/18	$1,231,917	$1,368,317	$1,038,022	$1,227,288
8/31/18	$1,229,972	$1,379,068	$1,041,212	$1,234,582
9/30/18	$1,237,849	$1,385,070	$1,037,229	$1,235,917
10/31/18	$1,184,114	$1,281,274	$1,035,202	$1,179,380
11/30/18	$1,192,907	$1,300,014	$1,040,267	$1,192,037
12/31/18	$1,154,572	$1,208,449	$1,055,294	$1,148,540
1/31/19	$1,219,535	$1,303,867	$1,066,471	$1,207,828
2/28/19	$1,233,315	$1,338,741	$1,067,753	$1,227,792
3/31/19	$1,247,070	$1,355,577	$1,086,877	$1,245,853
4/30/19	$1,267,921	$1,401,348	$1,087,524	$1,271,390
5/31/19	$1,225,227	$1,318,223	$1,103,173	$1,233,457
6/30/19	$1,265,935	$1,404,539	$1,118,641	$1,288,835
7/31/19	$1,271,893	$1,408,656	$1,127,444	$1,295,157
8/31/19	$1,250,049	$1,375,238	$1,153,012	$1,288,472
9/30/19	$1,264,942	$1,404,175	$1,147,669	$1,302,350
10/31/19	$1,283,807	$1,442,606	$1,145,688	$1,322,838
11/30/19	$1,299,693	$1,477,822	$1,144,344	$1,341,592
12/31/19	$1,330,370	$1,529,864	$1,141,998	$1,368,838
1/31/20	$1,327,344	$1,512,965	$1,162,607	$1,369,647
2/29/20	$1,254,724	$1,390,763	$1,176,836	$1,309,977
3/31/20	$1,127,870	$1,203,005	$1,158,521	$1,195,711
4/30/20	$1,224,126	$1,331,877	$1,177,276	$1,280,308
5/31/20	$1,276,439	$1,389,803	$1,180,613	$1,315,169
6/30/20	$1,305,923	$1,434,210	$1,186,505	$1,343,009
7/31/20	$1,365,234	$1,510,061	$1,199,470	$1,391,495
8/31/20	$1,415,918	$1,602,484	$1,190,779	$1,438,562
9/30/20	$1,386,212	$1,550,814	$1,195,129	$1,412,834
10/31/20	$1,359,576	$1,513,117	$1,195,216	$1,392,269
11/30/20	$1,470,562	$1,699,628	$1,202,035	$1,498,415
12/31/20	$1,527,718	$1,778,541	$1,205,728	$1,541,999
1/31/21	$1,514,067	$1,770,453	$1,199,261	$1,534,483
2/28/21	$1,528,856	$1,811,461	$1,180,606	$1,546,261
3/31/21	$1,557,192	$1,859,845	$1,175,955	$1,568,604
4/30/21	$1,600,862	$1,941,162	$1,179,029	$1,611,394
5/31/21	$1,624,996	$1,971,371	$1,181,661	$1,627,880
6/30/21	$1,637,409	$1,997,351	$1,187,424	$1,643,928
7/31/21	$1,651,217	$2,011,113	$1,202,182	$1,658,895
8/31/21	$1,676,532	$2,061,449	$1,199,773	$1,682,479
9/30/21	$1,628,203	$1,976,291	$1,188,446	$1,634,423
10/31/21	$1,667,326	$2,077,169	$1,185,338	$1,682,770
11/30/21	$1,650,066	$2,027,149	$1,193,793	$1,663,258
12/31/21	$1,699,545	$2,108,235	$1,188,952	$1,700,478
1/31/22	$1,628,203	$2,004,695	$1,170,272	$1,639,683
2/28/22	$1,579,875	$1,952,919	$1,154,705	$1,605,549
3/31/22	$1,587,930	$1,995,218	$1,129,814	$1,612,571
4/30/22	$1,487,821	$1,835,517	$1,099,449	$1,517,791
5/31/22	$1,491,273	$1,837,664	$1,097,936	$1,518,021
6/30/22	$1,391,499	$1,682,756	$1,081,273	$1,432,028
7/31/22	$1,467,841	$1,800,267	$1,108,814	$1,506,619
8/31/22	$1,427,357	$1,733,991	$1,079,868	$1,457,607
9/30/22	$1,331,351	$1,567,997	$1,045,202	$1,355,168
10/31/22	$1,371,836	$1,662,621	$1,041,624	$1,402,381
11/30/22	$1,443,550	$1,791,580	$1,068,168	$1,481,940
12/31/22	$1,402,364	$1,721,080	$1,055,562	$1,439,955
1/31/23	$1,469,752	$1,844,441	$1,079,874	$1,515,148
2/28/23	$1,422,116	$1,791,580	$1,062,650	$1,479,427
3/31/23	$1,453,600	$1,846,818	$1,086,213	$1,519,917
4/30/23	$1,465,266	$1,873,362	$1,091,806	$1,536,154
5/31/23	$1,447,767	$1,853,296	$1,087,507	$1,523,864
6/30/23	$1,493,443	$1,960,902	$1,086,858	$1,576,586
7/31/23	$1,528,611	$2,032,685	$1,087,210	$1,611,420
8/31/23	$1,494,616	$1,975,884	$1,085,844	$1,583,592
9/30/23	$1,439,017	$1,894,179	$1,067,119	$1,533,379
10/31/23	$1,400,092	$1,837,228	$1,059,542	$1,501,362
11/30/23	$1,508,608	$2,006,797	$1,095,972	$1,605,152
12/31/23	$1,578,812	$2,103,192	$1,130,998	$1,671,932
1/31/24	$1,585,908	$2,115,520	$1,128,781	$1,676,502
2/29/24	$1,621,387	$2,206,305	$1,121,036	$1,715,067
3/31/24	$1,663,369	$2,275,576	$1,131,144	$1,753,562
4/30/24	$1,606,012	$2,200,497	$1,112,932	$1,707,555
5/31/24	$1,664,564	$2,289,868	$1,122,780	$1,755,209
6/30/24	$1,692,048	$2,340,868	$1,132,522	$1,784,756
7/31/24	$1,715,947	$2,378,621	$1,154,402	$1,815,818
8/31/24	$1,743,431	$2,439,029	$1,167,045	$1,851,443
9/30/24	$1,770,915	$2,495,690	$1,180,588	$1,885,843
10/31/24	$1,738,651	$2,439,669	$1,164,612	$1,850,237
11/30/24	$1,782,864	$2,530,922	$1,178,445	$1,900,551
12/31/24	$1,760,989	$2,471,011	$1,169,402	$1,867,724
1/31/25	$1,813,915	$2,553,954	$1,173,932	$1,908,233
2/28/25	$1,831,957	$2,538,568	$1,188,068	$1,910,527
3/31/25	$1,794,192	$2,438,282	$1,183,110	$1,862,053
4/30/25	$1,791,769	$2,461,023	$1,194,759	$1,879,806
5/31/25	$1,862,034	$2,602,480	$1,190,809	$1,942,150
6/30/25	$1,925,031	$2,719,334	$1,202,213	$2,001,912
7/31/25	$1,940,780	$2,756,213	$1,201,251	$2,017,561
8/31/25	$1,983,181	$2,824,267	$1,207,833	$2,051,873
9/30/25	$2,032,355	$2,926,623	$1,216,730	$2,102,537
10/31/25	$2,081,180	$2,992,080	$1,226,335	$2,137,391
11/30/25	$2,093,387	$2,991,748	$1,228,914	$2,139,046
12/31/25	$2,138,840	$3,022,971	$1,226,279	$2,150,606
1/31/26	$2,226,366	$3,112,586	$1,229,243	$2,190,937
2/28/26	$2,299,099	$3,152,599	$1,246,523	$2,220,156
3/31/26	$2,159,110	$2,926,188	$1,224,396	$2,108,725

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	20.34%	6.75%	8.00%
MSCI All Country World Index	20.01%	9.49%	11.33%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
Supplemental IndexFootnote Reference1	13.25%	6.10%	7.75%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 308,623,000
Holdings Count | Holding	917
Advisory Fees Paid, Amount	$ 2,176,000
InvestmentCompanyPortfolioTurnover	476.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$308,623
# of Portfolio Holdings	917
Portfolio Turnover Rate	476%
Total Net Advisory Fees Paid During the Reporting Period	$2,176
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	17.8%
Sovereign Issues	9.8%
Asset-Backed Securities	6.8%
U.S. Treasury Obligations	4.0%
Common Stocks	2.4%
Non-Agency Mortgage-Backed Securities	2.1%
Corporate Bonds & Notes	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	3.3%
Affiliated Investments	72.6%
Financial Derivative Instruments	2.2%
Other Assets and Liabilities, Net	(21.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.06% as a result of the Fund's exposure to fees and expenses related to the Fund's investment in underlying funds.

Material Fund Change Expenses [Text Block]

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.06% as a result of the Fund's exposure to fees and expenses related to the Fund's investment in underlying funds.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000026600
Shareholder Report [Line Items]
Fund Name	PIMCO California Intermediate Municipal Bond Fund
Class Name	Class A
Trading Symbol	PCMBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO California Intermediate Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$79	0.78%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the housing sector contributed to relative performance versus the Bloomberg California Intermediate Municipal Bond Index ("Index"), as the sector outperformed the broader municipal market.

  Security selection within the healthcare sector contributed to relative performance versus the Index, as the Fund's holdings outperformed the broader municipal market.

  Overweight exposure to the transportation sector contributed to relative performance versus the Index, as the sector outperformed the broader municipal market.

  Yield curve strategies detracted from relative performance versus the Index, as front-end rates fell and long-end maturities rose.

  Security selection within the general obligation segment detracted from relative performance versus the Index, as the Fund's holdings underperformed the broader municipal market.

  Security selection within the education sector detracted from relative performance versus the Index, as the Fund's holdings underperformed the broader municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charge)	Bloomberg Municipal Bond Index	Bloomberg California Intermediate Municipal Bond Index
3/31/16	$9,775	$10,000	$10,000
4/30/16	$9,822	$10,074	$10,065
5/31/16	$9,830	$10,101	$10,055
6/30/16	$9,954	$10,261	$10,169
7/31/16	$9,961	$10,268	$10,192
8/31/16	$9,968	$10,282	$10,192
9/30/16	$9,946	$10,230	$10,154
10/31/16	$9,881	$10,123	$10,069
11/30/16	$9,502	$9,745	$9,693
12/31/16	$9,561	$9,860	$9,784
1/31/17	$9,627	$9,925	$9,880
2/28/17	$9,687	$9,994	$9,943
3/31/17	$9,706	$10,015	$9,960
4/30/17	$9,773	$10,088	$10,045
5/31/17	$9,882	$10,248	$10,192
6/30/17	$9,841	$10,211	$10,151
7/31/17	$9,908	$10,294	$10,244
8/31/17	$9,996	$10,372	$10,293
9/30/17	$9,955	$10,320	$10,226
10/31/17	$9,972	$10,345	$10,237
11/30/17	$9,899	$10,289	$10,125
12/31/17	$9,967	$10,397	$10,214
1/31/18	$9,892	$10,275	$10,127
2/28/18	$9,850	$10,244	$10,081
3/31/18	$9,869	$10,282	$10,105
4/30/18	$9,836	$10,245	$10,069
5/31/18	$9,926	$10,362	$10,193
6/30/18	$9,935	$10,371	$10,211
7/31/18	$9,953	$10,396	$10,249
8/31/18	$9,974	$10,423	$10,269
9/30/18	$9,919	$10,356	$10,207
10/31/18	$9,866	$10,292	$10,154
11/30/18	$9,937	$10,406	$10,261
12/31/18	$10,039	$10,530	$10,387
1/31/19	$10,119	$10,610	$10,493
2/28/19	$10,171	$10,667	$10,539
3/31/19	$10,284	$10,835	$10,651
4/30/19	$10,313	$10,876	$10,657
5/31/19	$10,447	$11,026	$10,804
6/30/19	$10,485	$11,067	$10,847
7/31/19	$10,565	$11,156	$10,945
8/31/19	$10,679	$11,332	$11,049
9/30/19	$10,589	$11,241	$10,946
10/31/19	$10,605	$11,261	$10,979
11/30/19	$10,612	$11,289	$11,005
12/31/19	$10,638	$11,324	$11,037
1/31/20	$10,792	$11,527	$11,207
2/29/20	$10,903	$11,676	$11,295
3/31/20	$10,513	$11,252	$10,986
4/30/20	$10,402	$11,111	$10,944
5/31/20	$10,685	$11,465	$11,299
6/30/20	$10,787	$11,559	$11,333
7/31/20	$10,922	$11,754	$11,498
8/31/20	$10,894	$11,699	$11,459
9/30/20	$10,889	$11,701	$11,457
10/31/20	$10,862	$11,666	$11,430
11/30/20	$10,996	$11,842	$11,545
12/31/20	$11,046	$11,914	$11,580
1/31/21	$11,103	$11,990	$11,615
2/28/21	$10,936	$11,799	$11,420
3/31/21	$10,971	$11,872	$11,475
4/30/21	$11,039	$11,972	$11,547
5/31/21	$11,060	$12,008	$11,546
6/30/21	$11,071	$12,040	$11,551
7/31/21	$11,147	$12,140	$11,644
8/31/21	$11,113	$12,096	$11,627
9/30/21	$11,025	$12,009	$11,541
10/31/21	$10,991	$11,973	$11,500
11/30/21	$11,056	$12,075	$11,555
12/31/21	$11,060	$12,095	$11,582
1/31/22	$10,785	$11,764	$11,241
2/28/22	$10,721	$11,722	$11,208
3/31/22	$10,425	$11,342	$10,885
4/30/22	$10,166	$11,028	$10,636
5/31/22	$10,246	$11,192	$10,824
6/30/22	$10,142	$11,008	$10,761
7/31/22	$10,369	$11,299	$11,036
8/31/22	$10,221	$11,052	$10,846
9/30/22	$9,963	$10,627	$10,490
10/31/22	$9,915	$10,539	$10,453
11/30/22	$10,247	$11,032	$10,827
12/31/22	$10,282	$11,064	$10,899
1/31/23	$10,502	$11,381	$11,159
2/28/23	$10,312	$11,124	$10,922
3/31/23	$10,492	$11,371	$11,143
4/30/23	$10,480	$11,345	$11,095
5/31/23	$10,401	$11,247	$10,975
6/30/23	$10,460	$11,359	$11,063
7/31/23	$10,482	$11,404	$11,102
8/31/23	$10,414	$11,240	$10,990
9/30/23	$10,211	$10,911	$10,742
10/31/23	$10,132	$10,818	$10,680
11/30/23	$10,612	$11,504	$11,200
12/31/23	$10,843	$11,772	$11,437
1/31/24	$10,831	$11,712	$11,396
2/29/24	$10,845	$11,727	$11,393
3/31/24	$10,873	$11,726	$11,370
4/30/24	$10,761	$11,581	$11,228
5/31/24	$10,755	$11,547	$11,107
6/30/24	$10,875	$11,724	$11,245
7/31/24	$10,963	$11,831	$11,357
8/31/24	$11,053	$11,924	$11,510
9/30/24	$11,151	$12,042	$11,617
10/31/24	$11,014	$11,867	$11,452
11/30/24	$11,148	$12,072	$11,585
12/31/24	$11,022	$11,896	$11,460
1/31/25	$11,050	$11,955	$11,505
2/28/25	$11,185	$12,074	$11,648
3/31/25	$11,033	$11,869	$11,503
4/30/25	$10,979	$11,774	$11,413
5/31/25	$10,950	$11,781	$11,512
6/30/25	$11,050	$11,855	$11,627
7/31/25	$11,019	$11,831	$11,707
8/31/25	$11,123	$11,934	$11,850
9/30/25	$11,333	$12,210	$12,005
10/31/25	$11,449	$12,361	$12,076
11/30/25	$11,476	$12,390	$12,108
12/31/25	$11,480	$12,401	$12,117
1/31/26	$11,568	$12,517	$12,242
2/28/26	$11,707	$12,673	$12,372
3/31/26	$11,464	$12,379	$12,015

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	3.91%	0.88%	1.61%
Class A (including sales charge)	1.57%	0.43%	1.38%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg California Intermediate Municipal Bond Index	4.44%	0.92%	1.85%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 330,436,000
Holdings Count | Holding	248
Advisory Fees Paid, Amount	$ 583,000
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$330,436
# of Portfolio Holdings	248
Portfolio Turnover Rate	43%
Total Net Advisory Fees Paid During the Reporting Period	$583
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Local or Guaranteed Housing	15.1%
Electric Power & Light Revenue	11.0%
Health, Hospital & Nursing Home Revenue	10.1%
Ad Valorem Property Tax	9.0%
Port, Airport & Marina Revenue	7.8%
Sovereign	7.0%
Resource Recovery Revenue	5.4%
Lease (Abatement)	4.1%
College & University Revenue	3.8%
Special Tax	3.7%
U.S. Government Agencies	3.3%
Other Investments	13.9%
Short-Term Instruments	0.2%
Affiliated Investments FR_72201W154	5.7%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Reorganization. At a meeting held on August 19-20, 2025, the Board of Trustees considered and approved an Agreement and Plan of Reorganization providing for the reorganization of PIMCO California Municipal Intermediate Value Fund with and into the Fund. The Reorganization closed on November 21, 2025.

Material Fund Change Strategies [Text Block]

Reorganization. At a meeting held on August 19-20, 2025, the Board of Trustees considered and approved an Agreement and Plan of Reorganization providing for the reorganization of PIMCO California Municipal Intermediate Value Fund with and into the Fund. The Reorganization closed on November 21, 2025.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000080406
Shareholder Report [Line Items]
Fund Name	PIMCO California Intermediate Municipal Bond Fund
Class Name	Class C
Trading Symbol	PCFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO California Intermediate Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$155	1.53%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.53%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the housing sector contributed to relative performance versus the Bloomberg California Intermediate Municipal Bond Index ("Index"), as the sector outperformed the broader municipal market.

  Security selection within the healthcare sector contributed to relative performance versus the Index, as the Fund's holdings outperformed the broader municipal market.

  Overweight exposure to the transportation sector contributed to relative performance versus the Index, as the sector outperformed the broader municipal market.

  Yield curve strategies detracted from relative performance versus the Index, as front-end rates fell and long-end maturities rose.

  Security selection within the general obligation segment detracted from relative performance versus the Index, as the Fund's holdings underperformed the broader municipal market.

  Security selection within the education sector detracted from relative performance versus the Index, as the Fund's holdings underperformed the broader municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class C (excluding sales charge)	Bloomberg Municipal Bond Index	Bloomberg California Intermediate Municipal Bond Index
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,042	$10,074	$10,065
5/31/16	$10,043	$10,101	$10,055
6/30/16	$10,165	$10,261	$10,169
7/31/16	$10,165	$10,268	$10,192
8/31/16	$10,165	$10,282	$10,192
9/30/16	$10,136	$10,230	$10,154
10/31/16	$10,065	$10,123	$10,069
11/30/16	$9,672	$9,745	$9,693
12/31/16	$9,725	$9,860	$9,784
1/31/17	$9,787	$9,925	$9,880
2/28/17	$9,842	$9,994	$9,943
3/31/17	$9,855	$10,015	$9,960
4/30/17	$9,918	$10,088	$10,045
5/31/17	$10,021	$10,248	$10,192
6/30/17	$9,973	$10,211	$10,151
7/31/17	$10,035	$10,294	$10,244
8/31/17	$10,118	$10,372	$10,293
9/30/17	$10,070	$10,320	$10,226
10/31/17	$10,081	$10,345	$10,237
11/30/17	$10,001	$10,289	$10,125
12/31/17	$10,064	$10,397	$10,214
1/31/18	$9,982	$10,275	$10,127
2/28/18	$9,933	$10,244	$10,081
3/31/18	$9,946	$10,282	$10,105
4/30/18	$9,906	$10,245	$10,069
5/31/18	$9,991	$10,362	$10,193
6/30/18	$9,994	$10,371	$10,211
7/31/18	$10,006	$10,396	$10,249
8/31/18	$10,020	$10,423	$10,269
9/30/18	$9,959	$10,356	$10,207
10/31/18	$9,899	$10,292	$10,154
11/30/18	$9,965	$10,406	$10,261
12/31/18	$10,060	$10,530	$10,387
1/31/19	$10,135	$10,610	$10,493
2/28/19	$10,180	$10,667	$10,539
3/31/19	$10,287	$10,835	$10,651
4/30/19	$10,310	$10,876	$10,657
5/31/19	$10,437	$11,026	$10,804
6/30/19	$10,469	$11,067	$10,847
7/31/19	$10,543	$11,156	$10,945
8/31/19	$10,648	$11,332	$11,049
9/30/19	$10,553	$11,241	$10,946
10/31/19	$10,562	$11,261	$10,979
11/30/19	$10,562	$11,289	$11,005
12/31/19	$10,581	$11,324	$11,037
1/31/20	$10,727	$11,527	$11,207
2/29/20	$10,832	$11,676	$11,295
3/31/20	$10,438	$11,252	$10,986
4/30/20	$10,321	$11,111	$10,944
5/31/20	$10,595	$11,465	$11,299
6/30/20	$10,690	$11,559	$11,333
7/31/20	$10,816	$11,754	$11,498
8/31/20	$10,782	$11,699	$11,459
9/30/20	$10,771	$11,701	$11,457
10/31/20	$10,737	$11,666	$11,430
11/30/20	$10,863	$11,842	$11,545
12/31/20	$10,904	$11,914	$11,580
1/31/21	$10,955	$11,990	$11,615
2/28/21	$10,784	$11,799	$11,420
3/31/21	$10,811	$11,872	$11,475
4/30/21	$10,871	$11,972	$11,547
5/31/21	$10,885	$12,008	$11,546
6/30/21	$10,889	$12,040	$11,551
7/31/21	$10,957	$12,140	$11,644
8/31/21	$10,917	$12,096	$11,627
9/30/21	$10,824	$12,009	$11,541
10/31/21	$10,783	$11,973	$11,500
11/30/21	$10,840	$12,075	$11,555
12/31/21	$10,837	$12,095	$11,582
1/31/22	$10,561	$11,764	$11,241
2/28/22	$10,492	$11,722	$11,208
3/31/22	$10,196	$11,342	$10,885
4/30/22	$9,936	$11,028	$10,636
5/31/22	$10,009	$11,192	$10,824
6/30/22	$9,901	$11,008	$10,761
7/31/22	$10,116	$11,299	$11,036
8/31/22	$9,965	$11,052	$10,846
9/30/22	$9,708	$10,627	$10,490
10/31/22	$9,655	$10,539	$10,453
11/30/22	$9,972	$11,032	$10,827
12/31/22	$9,999	$11,064	$10,899
1/31/23	$10,208	$11,381	$11,159
2/28/23	$10,017	$11,124	$10,922
3/31/23	$10,185	$11,371	$11,143
4/30/23	$10,167	$11,345	$11,095
5/31/23	$10,084	$11,247	$10,975
6/30/23	$10,135	$11,359	$11,063
7/31/23	$10,150	$11,404	$11,102
8/31/23	$10,078	$11,240	$10,990
9/30/23	$9,875	$10,911	$10,742
10/31/23	$9,792	$10,818	$10,680
11/30/23	$10,250	$11,504	$11,200
12/31/23	$10,467	$11,772	$11,437
1/31/24	$10,449	$11,712	$11,396
2/29/24	$10,456	$11,727	$11,393
3/31/24	$10,476	$11,726	$11,370
4/30/24	$10,362	$11,581	$11,228
5/31/24	$10,349	$11,547	$11,107
6/30/24	$10,459	$11,724	$11,245
7/31/24	$10,536	$11,831	$11,357
8/31/24	$10,615	$11,924	$11,510
9/30/24	$10,703	$12,042	$11,617
10/31/24	$10,565	$11,867	$11,452
11/30/24	$10,687	$12,072	$11,585
12/31/24	$10,560	$11,896	$11,460
1/31/25	$10,580	$11,955	$11,505
2/28/25	$10,703	$12,074	$11,648
3/31/25	$10,551	$11,869	$11,503
4/30/25	$10,493	$11,774	$11,413
5/31/25	$10,458	$11,781	$11,512
6/30/25	$10,547	$11,855	$11,627
7/31/25	$10,511	$11,831	$11,707
8/31/25	$10,603	$11,934	$11,850
9/30/25	$10,797	$12,210	$12,005
10/31/25	$10,900	$12,361	$12,076
11/30/25	$10,919	$12,390	$12,108
12/31/25	$10,916	$12,401	$12,117
1/31/26	$10,993	$12,517	$12,242
2/28/26	$11,118	$12,673	$12,372
3/31/26	$10,881	$12,379	$12,015

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	3.13%	0.13%	0.85%
Class C (including sales charge)	2.13%	0.13%	0.85%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg California Intermediate Municipal Bond Index	4.44%	0.92%	1.85%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 330,436,000
Holdings Count | Holding	248
Advisory Fees Paid, Amount	$ 583,000
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$330,436
# of Portfolio Holdings	248
Portfolio Turnover Rate	43%
Total Net Advisory Fees Paid During the Reporting Period	$583
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Local or Guaranteed Housing	15.1%
Electric Power & Light Revenue	11.0%
Health, Hospital & Nursing Home Revenue	10.1%
Ad Valorem Property Tax	9.0%
Port, Airport & Marina Revenue	7.8%
Sovereign	7.0%
Resource Recovery Revenue	5.4%
Lease (Abatement)	4.1%
College & University Revenue	3.8%
Special Tax	3.7%
U.S. Government Agencies	3.3%
Other Investments	13.9%
Short-Term Instruments	0.2%
Affiliated Investments FR_72201W154	5.7%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Reorganization. At a meeting held on August 19-20, 2025, the Board of Trustees considered and approved an Agreement and Plan of Reorganization providing for the reorganization of PIMCO California Municipal Intermediate Value Fund with and into the Fund. The Reorganization closed on November 21, 2025.

Material Fund Change Strategies [Text Block]

Reorganization. At a meeting held on August 19-20, 2025, the Board of Trustees considered and approved an Agreement and Plan of Reorganization providing for the reorganization of PIMCO California Municipal Intermediate Value Fund with and into the Fund. The Reorganization closed on November 21, 2025.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000026598
Shareholder Report [Line Items]
Fund Name	PIMCO California Intermediate Municipal Bond Fund
Class Name	Institutional Class
Trading Symbol	PCIMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO California Intermediate Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$45	0.45%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the housing sector contributed to relative performance versus the Bloomberg California Intermediate Municipal Bond Index ("Index"), as the sector outperformed the broader municipal market.

  Security selection within the healthcare sector contributed to relative performance versus the Index, as the Fund's holdings outperformed the broader municipal market.

  Overweight exposure to the transportation sector contributed to relative performance versus the Index, as the sector outperformed the broader municipal market.

  Yield curve strategies detracted from relative performance versus the Index, as front-end rates fell and long-end maturities rose.

  Security selection within the general obligation segment detracted from relative performance versus the Index, as the Fund's holdings underperformed the broader municipal market.

  Security selection within the education sector detracted from relative performance versus the Index, as the Fund's holdings underperformed the broader municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Bloomberg Municipal Bond Index	Bloomberg California Intermediate Municipal Bond Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,005,133	$1,007,353	$1,006,486
5/31/16	$1,006,139	$1,010,078	$1,005,480
6/30/16	$1,019,189	$1,026,147	$1,016,901
7/31/16	$1,020,153	$1,026,773	$1,019,221
8/31/16	$1,021,133	$1,028,159	$1,019,197
9/30/16	$1,019,188	$1,023,027	$1,015,400
10/31/16	$1,012,850	$1,012,295	$1,006,929
11/30/16	$974,229	$974,540	$969,261
12/31/16	$980,553	$985,982	$978,417
1/31/17	$987,637	$992,482	$987,998
2/28/17	$993,974	$999,374	$994,295
3/31/17	$996,267	$1,001,543	$996,024
4/30/17	$1,003,428	$1,008,810	$1,004,452
5/31/17	$1,014,812	$1,024,821	$1,019,195
6/30/17	$1,010,913	$1,021,145	$1,015,084
7/31/17	$1,018,070	$1,029,407	$1,024,379
8/31/17	$1,027,442	$1,037,241	$1,029,270
9/30/17	$1,023,451	$1,031,967	$1,022,637
10/31/17	$1,025,500	$1,034,486	$1,023,708
11/30/17	$1,018,262	$1,028,947	$1,012,543
12/31/17	$1,025,634	$1,039,702	$1,021,422
1/31/18	$1,018,178	$1,027,461	$1,012,654
2/28/18	$1,014,096	$1,024,391	$1,008,061
3/31/18	$1,016,315	$1,028,172	$1,010,491
4/30/18	$1,013,165	$1,024,503	$1,006,891
5/31/18	$1,022,726	$1,036,235	$1,019,333
6/30/18	$1,023,992	$1,037,119	$1,021,117
7/31/18	$1,026,132	$1,039,636	$1,024,855
8/31/18	$1,028,592	$1,042,306	$1,026,931
9/30/18	$1,023,177	$1,035,558	$1,020,657
10/31/18	$1,017,931	$1,029,181	$1,015,394
11/30/18	$1,025,644	$1,040,572	$1,026,123
12/31/18	$1,036,365	$1,053,031	$1,038,726
1/31/19	$1,044,966	$1,060,991	$1,049,311
2/28/19	$1,050,539	$1,066,672	$1,053,891
3/31/19	$1,062,498	$1,083,534	$1,065,130
4/30/19	$1,065,834	$1,087,606	$1,065,750
5/31/19	$1,080,085	$1,102,600	$1,080,379
6/30/19	$1,084,259	$1,106,671	$1,084,681
7/31/19	$1,092,883	$1,115,590	$1,094,494
8/31/19	$1,104,922	$1,133,187	$1,104,923
9/30/19	$1,095,924	$1,124,103	$1,094,582
10/31/19	$1,097,912	$1,126,118	$1,097,901
11/30/19	$1,098,865	$1,128,934	$1,100,494
12/31/19	$1,101,860	$1,132,381	$1,103,695
1/31/20	$1,118,130	$1,152,726	$1,120,719
2/29/20	$1,129,942	$1,167,591	$1,129,461
3/31/20	$1,089,882	$1,125,239	$1,098,619
4/30/20	$1,078,607	$1,111,117	$1,094,354
5/31/20	$1,108,276	$1,146,463	$1,129,925
6/30/20	$1,119,164	$1,155,899	$1,133,332
7/31/20	$1,133,477	$1,175,367	$1,149,825
8/31/20	$1,130,864	$1,169,852	$1,145,866
9/30/20	$1,130,658	$1,170,100	$1,145,706
10/31/20	$1,128,214	$1,166,585	$1,143,041
11/30/20	$1,142,443	$1,184,190	$1,154,548
12/31/20	$1,147,921	$1,191,404	$1,158,016
1/31/21	$1,154,154	$1,198,996	$1,161,521
2/28/21	$1,137,099	$1,179,946	$1,141,998
3/31/21	$1,141,074	$1,187,223	$1,147,457
4/30/21	$1,148,481	$1,197,181	$1,154,653
5/31/21	$1,150,950	$1,200,752	$1,154,591
6/30/21	$1,152,422	$1,204,050	$1,155,053
7/31/21	$1,160,696	$1,214,035	$1,164,396
8/31/21	$1,157,488	$1,209,580	$1,162,687
9/30/21	$1,148,616	$1,200,851	$1,154,057
10/31/21	$1,145,383	$1,197,340	$1,149,951
11/30/21	$1,152,459	$1,207,533	$1,155,470
12/31/21	$1,153,227	$1,209,481	$1,158,226
1/31/22	$1,124,797	$1,176,374	$1,124,119
2/28/22	$1,118,422	$1,172,159	$1,120,834
3/31/22	$1,087,914	$1,134,161	$1,088,478
4/30/22	$1,061,136	$1,102,791	$1,063,623
5/31/22	$1,069,833	$1,119,173	$1,082,407
6/30/22	$1,059,205	$1,100,843	$1,076,100
7/31/22	$1,083,181	$1,129,929	$1,103,568
8/31/22	$1,068,033	$1,105,165	$1,084,607
9/30/22	$1,041,458	$1,062,748	$1,049,013
10/31/22	$1,036,665	$1,053,910	$1,045,253
11/30/22	$1,071,709	$1,103,205	$1,082,724
12/31/22	$1,075,614	$1,106,363	$1,089,866
1/31/23	$1,098,990	$1,138,143	$1,115,894
2/28/23	$1,079,325	$1,112,408	$1,092,156
3/31/23	$1,098,539	$1,137,089	$1,114,328
4/30/23	$1,097,517	$1,134,492	$1,109,539
5/31/23	$1,089,593	$1,124,661	$1,097,469
6/30/23	$1,096,078	$1,135,927	$1,106,251
7/31/23	$1,098,617	$1,140,420	$1,110,188
8/31/23	$1,091,850	$1,124,003	$1,099,025
9/30/23	$1,070,894	$1,091,060	$1,074,223
10/31/23	$1,062,828	$1,081,775	$1,068,020
11/30/23	$1,113,516	$1,150,447	$1,119,984
12/31/23	$1,138,065	$1,177,186	$1,143,664
1/31/24	$1,137,145	$1,171,174	$1,139,622
2/29/24	$1,138,915	$1,172,678	$1,139,274
3/31/24	$1,142,128	$1,172,641	$1,137,025
4/30/24	$1,130,724	$1,158,118	$1,122,797
5/31/24	$1,130,422	$1,154,721	$1,110,679
6/30/24	$1,143,298	$1,172,420	$1,124,460
7/31/24	$1,152,861	$1,183,106	$1,135,670
8/31/24	$1,162,648	$1,192,437	$1,151,021
9/30/24	$1,173,253	$1,204,223	$1,161,683
10/31/24	$1,159,164	$1,186,664	$1,145,203
11/30/24	$1,173,605	$1,207,162	$1,158,463
12/31/24	$1,160,694	$1,189,588	$1,145,985
1/31/25	$1,163,977	$1,195,550	$1,150,505
2/28/25	$1,178,468	$1,207,404	$1,164,782
3/31/25	$1,162,785	$1,186,941	$1,150,339
4/30/25	$1,157,420	$1,177,379	$1,141,287
5/31/25	$1,154,619	$1,178,135	$1,151,235
6/30/25	$1,165,480	$1,185,469	$1,162,679
7/31/25	$1,162,619	$1,183,075	$1,170,733
8/31/25	$1,173,908	$1,193,358	$1,185,003
9/30/25	$1,196,370	$1,220,994	$1,200,483
10/31/25	$1,208,971	$1,236,137	$1,207,619
11/30/25	$1,212,090	$1,238,973	$1,210,793
12/31/25	$1,212,894	$1,240,088	$1,211,671
1/31/26	$1,222,515	$1,251,726	$1,224,158
2/28/26	$1,237,480	$1,267,326	$1,237,171
3/31/26	$1,212,192	$1,237,891	$1,201,463

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	4.25%	1.22%	1.94%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg California Intermediate Municipal Bond Index	4.44%	0.92%	1.85%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 330,436,000
Holdings Count | Holding	248
Advisory Fees Paid, Amount	$ 583,000
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$330,436
# of Portfolio Holdings	248
Portfolio Turnover Rate	43%
Total Net Advisory Fees Paid During the Reporting Period	$583
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Local or Guaranteed Housing	15.1%
Electric Power & Light Revenue	11.0%
Health, Hospital & Nursing Home Revenue	10.1%
Ad Valorem Property Tax	9.0%
Port, Airport & Marina Revenue	7.8%
Sovereign	7.0%
Resource Recovery Revenue	5.4%
Lease (Abatement)	4.1%
College & University Revenue	3.8%
Special Tax	3.7%
U.S. Government Agencies	3.3%
Other Investments	13.9%
Short-Term Instruments	0.2%
Affiliated Investments FR_72201W154	5.7%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Reorganization. At a meeting held on August 19-20, 2025, the Board of Trustees considered and approved an Agreement and Plan of Reorganization providing for the reorganization of PIMCO California Municipal Intermediate Value Fund with and into the Fund. The Reorganization closed on November 21, 2025.

Material Fund Change Strategies [Text Block]

Reorganization. At a meeting held on August 19-20, 2025, the Board of Trustees considered and approved an Agreement and Plan of Reorganization providing for the reorganization of PIMCO California Municipal Intermediate Value Fund with and into the Fund. The Reorganization closed on November 21, 2025.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000064146
Shareholder Report [Line Items]
Fund Name	PIMCO California Intermediate Municipal Bond Fund
Class Name	I-2
Trading Symbol	PCIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO California Intermediate Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the housing sector contributed to relative performance versus the Bloomberg California Intermediate Municipal Bond Index ("Index"), as the sector outperformed the broader municipal market.

  Security selection within the healthcare sector contributed to relative performance versus the Index, as the Fund's holdings outperformed the broader municipal market.

  Overweight exposure to the transportation sector contributed to relative performance versus the Index, as the sector outperformed the broader municipal market.

  Yield curve strategies detracted from relative performance versus the Index, as front-end rates fell and long-end maturities rose.

  Security selection within the general obligation segment detracted from relative performance versus the Index, as the Fund's holdings underperformed the broader municipal market.

  Security selection within the education sector detracted from relative performance versus the Index, as the Fund's holdings underperformed the broader municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-2	Bloomberg Municipal Bond Index	Bloomberg California Intermediate Municipal Bond Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,005,048	$1,007,353	$1,006,486
5/31/16	$1,005,971	$1,010,078	$1,005,480
6/30/16	$1,018,940	$1,026,147	$1,016,901
7/31/16	$1,019,817	$1,026,773	$1,019,221
8/31/16	$1,020,710	$1,028,159	$1,019,197
9/30/16	$1,018,676	$1,023,027	$1,015,400
10/31/16	$1,012,261	$1,012,295	$1,006,929
11/30/16	$973,583	$974,540	$969,261
12/31/16	$979,814	$985,982	$978,417
1/31/17	$986,816	$992,482	$987,998
2/28/17	$993,071	$999,374	$994,295
3/31/17	$995,272	$1,001,543	$996,024
4/30/17	$1,002,349	$1,008,810	$1,004,452
5/31/17	$1,013,637	$1,024,821	$1,019,195
6/30/17	$1,009,654	$1,021,145	$1,015,084
7/31/17	$1,016,720	$1,029,407	$1,024,379
8/31/17	$1,025,992	$1,037,241	$1,029,270
9/30/17	$1,021,920	$1,031,967	$1,022,637
10/31/17	$1,023,881	$1,034,486	$1,023,708
11/30/17	$1,016,570	$1,028,947	$1,012,543
12/31/17	$1,023,840	$1,039,702	$1,021,422
1/31/18	$1,016,313	$1,027,461	$1,012,654
2/28/18	$1,012,158	$1,024,391	$1,008,061
3/31/18	$1,014,284	$1,028,172	$1,010,491
4/30/18	$1,011,057	$1,024,503	$1,006,891
5/31/18	$1,020,505	$1,036,235	$1,019,333
6/30/18	$1,021,682	$1,037,119	$1,021,117
7/31/18	$1,023,733	$1,039,636	$1,024,855
8/31/18	$1,026,091	$1,042,306	$1,026,931
9/30/18	$1,020,614	$1,035,558	$1,020,657
10/31/18	$1,015,295	$1,029,181	$1,015,394
11/30/18	$1,022,895	$1,040,572	$1,026,123
12/31/18	$1,033,506	$1,053,031	$1,038,726
1/31/19	$1,041,998	$1,060,991	$1,049,311
2/28/19	$1,047,476	$1,066,672	$1,053,891
3/31/19	$1,059,311	$1,083,534	$1,065,130
4/30/19	$1,062,550	$1,087,606	$1,065,750
5/31/19	$1,076,593	$1,102,600	$1,080,379
6/30/19	$1,080,671	$1,106,671	$1,084,681
7/31/19	$1,089,174	$1,115,590	$1,094,494
8/31/19	$1,101,074	$1,133,187	$1,104,923
9/30/19	$1,092,023	$1,124,103	$1,094,582
10/31/19	$1,093,911	$1,126,118	$1,097,901
11/30/19	$1,094,768	$1,128,934	$1,100,494
12/31/19	$1,097,659	$1,132,381	$1,103,695
1/31/20	$1,113,770	$1,152,726	$1,120,719
2/29/20	$1,125,451	$1,167,591	$1,129,461
3/31/20	$1,085,461	$1,125,239	$1,098,619
4/30/20	$1,074,143	$1,111,117	$1,094,354
5/31/20	$1,103,597	$1,146,463	$1,129,925
6/30/20	$1,114,348	$1,155,899	$1,133,332
7/31/20	$1,128,498	$1,175,367	$1,149,825
8/31/20	$1,125,807	$1,169,852	$1,145,866
9/30/20	$1,125,509	$1,170,100	$1,145,706
10/31/20	$1,122,978	$1,166,585	$1,143,041
11/30/20	$1,137,052	$1,184,190	$1,154,548
12/31/20	$1,142,397	$1,191,404	$1,158,016
1/31/21	$1,148,513	$1,198,996	$1,161,521
2/28/21	$1,131,453	$1,179,946	$1,141,998
3/31/21	$1,135,310	$1,187,223	$1,147,457
4/30/21	$1,142,574	$1,197,181	$1,154,653
5/31/21	$1,144,941	$1,200,752	$1,154,591
6/30/21	$1,146,310	$1,204,050	$1,155,053
7/31/21	$1,154,439	$1,214,035	$1,164,396
8/31/21	$1,151,154	$1,209,580	$1,162,687
9/30/21	$1,142,236	$1,200,851	$1,154,057
10/31/21	$1,138,924	$1,197,340	$1,149,951
11/30/21	$1,145,867	$1,207,533	$1,155,470
12/31/21	$1,146,527	$1,209,481	$1,158,226
1/31/22	$1,118,172	$1,176,374	$1,124,119
2/28/22	$1,111,749	$1,172,159	$1,120,834
3/31/22	$1,081,330	$1,134,161	$1,088,478
4/30/22	$1,054,627	$1,102,791	$1,063,623
5/31/22	$1,063,183	$1,119,173	$1,082,407
6/30/22	$1,052,537	$1,100,843	$1,076,100
7/31/22	$1,076,273	$1,129,929	$1,103,568
8/31/22	$1,061,131	$1,105,165	$1,084,607
9/30/22	$1,034,635	$1,062,748	$1,049,013
10/31/22	$1,029,792	$1,053,910	$1,045,253
11/30/22	$1,064,506	$1,103,205	$1,082,724
12/31/22	$1,068,288	$1,106,363	$1,089,866
1/31/23	$1,091,419	$1,138,143	$1,115,894
2/28/23	$1,071,806	$1,112,408	$1,092,156
3/31/23	$1,090,785	$1,137,089	$1,114,328
4/30/23	$1,089,685	$1,134,492	$1,109,539
5/31/23	$1,081,727	$1,124,661	$1,097,469
6/30/23	$1,088,070	$1,135,927	$1,106,251
7/31/23	$1,090,504	$1,140,420	$1,110,188
8/31/23	$1,083,694	$1,124,003	$1,099,025
9/30/23	$1,062,804	$1,091,060	$1,074,223
10/31/23	$1,054,708	$1,081,775	$1,068,020
11/30/23	$1,104,920	$1,150,447	$1,119,984
12/31/23	$1,129,183	$1,177,186	$1,143,664
1/31/24	$1,128,178	$1,171,174	$1,139,622
2/29/24	$1,129,846	$1,172,678	$1,139,274
3/31/24	$1,132,938	$1,172,641	$1,137,025
4/30/24	$1,121,533	$1,158,118	$1,122,797
5/31/24	$1,121,132	$1,154,721	$1,110,679
6/30/24	$1,133,820	$1,172,420	$1,124,460
7/31/24	$1,143,207	$1,183,106	$1,135,670
8/31/24	$1,152,807	$1,192,437	$1,151,021
9/30/24	$1,163,234	$1,204,223	$1,161,683
10/31/24	$1,149,168	$1,186,664	$1,145,203
11/30/24	$1,163,386	$1,207,162	$1,158,463
12/31/24	$1,150,490	$1,189,588	$1,145,985
1/31/25	$1,153,643	$1,195,550	$1,150,505
2/28/25	$1,167,917	$1,207,404	$1,164,782
3/31/25	$1,152,283	$1,186,941	$1,150,339
4/30/25	$1,146,876	$1,177,379	$1,141,287
5/31/25	$1,144,001	$1,178,135	$1,151,235
6/30/25	$1,154,673	$1,185,469	$1,162,679
7/31/25	$1,151,739	$1,183,075	$1,170,733
8/31/25	$1,162,823	$1,193,358	$1,185,003
9/30/25	$1,184,979	$1,220,994	$1,200,483
10/31/25	$1,197,353	$1,236,137	$1,207,619
11/30/25	$1,200,349	$1,238,973	$1,210,793
12/31/25	$1,201,041	$1,240,088	$1,211,671
1/31/26	$1,210,465	$1,251,726	$1,224,158
2/28/26	$1,225,192	$1,267,326	$1,237,171
3/31/26	$1,200,057	$1,237,891	$1,201,463

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	4.15%	1.12%	1.84%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg California Intermediate Municipal Bond Index	4.44%	0.92%	1.85%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 330,436,000
Holdings Count | Holding	248
Advisory Fees Paid, Amount	$ 583,000
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$330,436
# of Portfolio Holdings	248
Portfolio Turnover Rate	43%
Total Net Advisory Fees Paid During the Reporting Period	$583
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Local or Guaranteed Housing	15.1%
Electric Power & Light Revenue	11.0%
Health, Hospital & Nursing Home Revenue	10.1%
Ad Valorem Property Tax	9.0%
Port, Airport & Marina Revenue	7.8%
Sovereign	7.0%
Resource Recovery Revenue	5.4%
Lease (Abatement)	4.1%
College & University Revenue	3.8%
Special Tax	3.7%
U.S. Government Agencies	3.3%
Other Investments	13.9%
Short-Term Instruments	0.2%
Affiliated Investments FR_72201W154	5.7%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Reorganization. At a meeting held on August 19-20, 2025, the Board of Trustees considered and approved an Agreement and Plan of Reorganization providing for the reorganization of PIMCO California Municipal Intermediate Value Fund with and into the Fund. The Reorganization closed on November 21, 2025.

Material Fund Change Strategies [Text Block]

Reorganization. At a meeting held on August 19-20, 2025, the Board of Trustees considered and approved an Agreement and Plan of Reorganization providing for the reorganization of PIMCO California Municipal Intermediate Value Fund with and into the Fund. The Reorganization closed on November 21, 2025.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000114198
Shareholder Report [Line Items]
Fund Name	PIMCO California Municipal Bond Fund
Class Name	Class A
Trading Symbol	PCTTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO California Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$81	0.79%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the housing sector contributed to relative performance versus the Bloomberg California Municipal Bond Index (“Index”), as the sector outperformed the broader municipal market.

  Security selection within the special tax sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the broader municipal market.

  A tactical allocation to taxable municipals contributed to relative performance versus the Index, as select taxable municipal holdings outperformed the broader high yield municipal market.

  Yield curve strategies detracted from relative performance versus the Index, as front-end rates fell and long-end maturities rose.

  Security selection within the general obligation segment detracted from relative performance versus the Index, as the Fund’s holdings underperformed the broader municipal market.

  Underweight exposure to the water and sewer sector detracted from relative performance versus the Index, as the sector outperformed the broader municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charge)	Bloomberg Municipal Bond Index	Bloomberg California Municipal Bond Index
3/31/16	$9,774	$10,000	$10,000
4/30/16	$9,885	$10,074	$10,075
5/31/16	$9,958	$10,101	$10,105
6/30/16	$10,151	$10,261	$10,265
7/31/16	$10,151	$10,268	$10,269
8/31/16	$10,191	$10,282	$10,286
9/30/16	$10,141	$10,230	$10,224
10/31/16	$9,978	$10,123	$10,104
11/30/16	$9,477	$9,745	$9,715
12/31/16	$9,575	$9,860	$9,829
1/31/17	$9,651	$9,925	$9,906
2/28/17	$9,729	$9,994	$9,964
3/31/17	$9,762	$10,015	$9,983
4/30/17	$9,858	$10,088	$10,053
5/31/17	$10,020	$10,248	$10,221
6/30/17	$10,026	$10,211	$10,187
7/31/17	$10,075	$10,294	$10,276
8/31/17	$10,162	$10,372	$10,340
9/30/17	$10,083	$10,320	$10,291
10/31/17	$10,124	$10,345	$10,325
11/30/17	$10,119	$10,289	$10,269
12/31/17	$10,237	$10,397	$10,382
1/31/18	$10,116	$10,275	$10,258
2/28/18	$10,062	$10,244	$10,225
3/31/18	$10,114	$10,282	$10,271
4/30/18	$10,087	$10,245	$10,229
5/31/18	$10,234	$10,362	$10,367
6/30/18	$10,239	$10,371	$10,370
7/31/18	$10,260	$10,396	$10,395
8/31/18	$10,304	$10,423	$10,427
9/30/18	$10,227	$10,356	$10,347
10/31/18	$10,113	$10,292	$10,276
11/30/18	$10,213	$10,406	$10,383
12/31/18	$10,313	$10,530	$10,497
1/31/19	$10,374	$10,610	$10,566
2/28/19	$10,437	$10,667	$10,618
3/31/19	$10,655	$10,835	$10,793
4/30/19	$10,716	$10,876	$10,840
5/31/19	$10,877	$11,026	$10,999
6/30/19	$10,917	$11,067	$11,036
7/31/19	$10,997	$11,156	$11,129
8/31/19	$11,235	$11,332	$11,309
9/30/19	$11,164	$11,241	$11,225
10/31/19	$11,163	$11,261	$11,245
11/30/19	$11,172	$11,289	$11,270
12/31/19	$11,210	$11,324	$11,302
1/31/20	$11,437	$11,527	$11,505
2/29/20	$11,634	$11,676	$11,654
3/31/20	$11,162	$11,252	$11,247
4/30/20	$10,960	$11,111	$11,127
5/31/20	$11,377	$11,465	$11,503
6/30/20	$11,523	$11,559	$11,570
7/31/20	$11,730	$11,754	$11,768
8/31/20	$11,644	$11,699	$11,690
9/30/20	$11,629	$11,701	$11,687
10/31/20	$11,594	$11,666	$11,655
11/30/20	$11,841	$11,842	$11,835
12/31/20	$11,939	$11,914	$11,884
1/31/21	$12,023	$11,990	$11,941
2/28/21	$11,755	$11,799	$11,724
3/31/21	$11,829	$11,872	$11,805
4/30/21	$11,975	$11,972	$11,899
5/31/21	$12,049	$12,008	$11,931
6/30/21	$12,103	$12,040	$11,962
7/31/21	$12,198	$12,140	$12,062
8/31/21	$12,129	$12,096	$12,021
9/30/21	$11,999	$12,009	$11,932
10/31/21	$11,992	$11,973	$11,899
11/30/21	$12,108	$12,075	$12,005
12/31/21	$12,129	$12,095	$12,029
1/31/22	$11,791	$11,764	$11,672
2/28/22	$11,713	$11,722	$11,637
3/31/22	$11,295	$11,342	$11,249
4/30/22	$10,851	$11,028	$10,923
5/31/22	$11,046	$11,192	$11,108
6/30/22	$10,715	$11,008	$10,935
7/31/22	$11,098	$11,299	$11,244
8/31/22	$10,872	$11,052	$11,003
9/30/22	$10,347	$10,627	$10,596
10/31/22	$10,225	$10,539	$10,527
11/30/22	$10,857	$11,032	$11,011
12/31/22	$10,845	$11,064	$11,046
1/31/23	$11,217	$11,381	$11,345
2/28/23	$10,941	$11,124	$11,087
3/31/23	$11,119	$11,371	$11,328
4/30/23	$11,147	$11,345	$11,300
5/31/23	$11,059	$11,247	$11,205
6/30/23	$11,187	$11,359	$11,316
7/31/23	$11,205	$11,404	$11,362
8/31/23	$11,086	$11,240	$11,231
9/30/23	$10,764	$10,911	$10,908
10/31/23	$10,601	$10,818	$10,814
11/30/23	$11,343	$11,504	$11,475
12/31/23	$11,668	$11,772	$11,734
1/31/24	$11,667	$11,712	$11,686
2/29/24	$11,712	$11,727	$11,699
3/31/24	$11,746	$11,726	$11,685
4/30/24	$11,605	$11,581	$11,535
5/31/24	$11,641	$11,547	$11,500
6/30/24	$11,816	$11,724	$11,662
7/31/24	$11,915	$11,831	$11,765
8/31/24	$11,985	$11,924	$11,864
9/30/24	$12,105	$12,042	$11,985
10/31/24	$11,970	$11,867	$11,821
11/30/24	$12,135	$12,072	$12,009
12/31/24	$11,987	$11,896	$11,854
1/31/25	$11,996	$11,955	$11,870
2/28/25	$12,140	$12,074	$12,002
3/31/25	$11,934	$11,869	$11,797
4/30/25	$11,876	$11,774	$11,674
5/31/25	$11,785	$11,781	$11,697
6/30/25	$11,863	$11,855	$11,781
7/31/25	$11,782	$11,831	$11,769
8/31/25	$11,874	$11,934	$11,887
9/30/25	$12,228	$12,210	$12,152
10/31/25	$12,391	$12,361	$12,300
11/30/25	$12,423	$12,390	$12,335
12/31/25	$12,413	$12,401	$12,341
1/31/26	$12,493	$12,517	$12,462
2/28/26	$12,666	$12,673	$12,600
3/31/26	$12,407	$12,379	$12,302

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	3.97%	0.96%	2.41%
Class A (including sales charge)	1.66%	0.50%	2.18%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg California Municipal Bond Index	4.28%	0.83%	2.09%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 565,512,000
Holdings Count | Holding	313
Advisory Fees Paid, Amount	$ 947,000
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$565,512
# of Portfolio Holdings	313
Portfolio Turnover Rate	24%
Total Net Advisory Fees Paid During the Reporting Period	$947
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Ad Valorem Property Tax	16.1%
Health, Hospital & Nursing Home Revenue	10.7%
Local or Guaranteed Housing	10.6%
Special Tax	7.2%
Sovereign	7.0%
Port, Airport & Marina Revenue	6.5%
Electric Power & Light Revenue	5.1%
College & University Revenue	4.9%
Water Revenue	3.8%
U.S. Government Agencies	2.9%
Lease (Abatement)	2.6%
Other Investments	15.4%
Affiliated Investments FR_72201W154	6.7%
Other Assets and Liabilities, Net	0.5%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000114199
Shareholder Report [Line Items]
Fund Name	PIMCO California Municipal Bond Fund
Class Name	Class C
Trading Symbol	PCTGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO California Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$156	1.54%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the housing sector contributed to relative performance versus the Bloomberg California Municipal Bond Index (“Index”), as the sector outperformed the broader municipal market.

  Security selection within the special tax sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the broader municipal market.

  A tactical allocation to taxable municipals contributed to relative performance versus the Index, as select taxable municipal holdings outperformed the broader high yield municipal market.

  Yield curve strategies detracted from relative performance versus the Index, as front-end rates fell and long-end maturities rose.

  Security selection within the general obligation segment detracted from relative performance versus the Index, as the Fund’s holdings underperformed the broader municipal market.

  Underweight exposure to the water and sewer sector detracted from relative performance versus the Index, as the sector outperformed the broader municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class C (excluding sales charge)	Bloomberg Municipal Bond Index	Bloomberg California Municipal Bond Index
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,107	$10,074	$10,075
5/31/16	$10,176	$10,101	$10,105
6/30/16	$10,366	$10,261	$10,265
7/31/16	$10,360	$10,268	$10,269
8/31/16	$10,394	$10,282	$10,286
9/30/16	$10,336	$10,230	$10,224
10/31/16	$10,164	$10,123	$10,104
11/30/16	$9,648	$9,745	$9,715
12/31/16	$9,740	$9,860	$9,829
1/31/17	$9,812	$9,925	$9,906
2/28/17	$9,886	$9,994	$9,964
3/31/17	$9,913	$10,015	$9,983
4/30/17	$10,005	$10,088	$10,053
5/31/17	$10,163	$10,248	$10,221
6/30/17	$10,162	$10,211	$10,187
7/31/17	$10,206	$10,294	$10,276
8/31/17	$10,287	$10,372	$10,340
9/30/17	$10,200	$10,320	$10,291
10/31/17	$10,236	$10,345	$10,325
11/30/17	$10,225	$10,289	$10,269
12/31/17	$10,337	$10,397	$10,382
1/31/18	$10,208	$10,275	$10,258
2/28/18	$10,148	$10,244	$10,225
3/31/18	$10,194	$10,282	$10,271
4/30/18	$10,161	$10,245	$10,229
5/31/18	$10,302	$10,362	$10,367
6/30/18	$10,300	$10,371	$10,370
7/31/18	$10,315	$10,396	$10,395
8/31/18	$10,352	$10,423	$10,427
9/30/18	$10,269	$10,356	$10,347
10/31/18	$10,148	$10,292	$10,276
11/30/18	$10,242	$10,406	$10,383
12/31/18	$10,336	$10,530	$10,497
1/31/19	$10,390	$10,610	$10,566
2/28/19	$10,447	$10,667	$10,618
3/31/19	$10,659	$10,835	$10,793
4/30/19	$10,714	$10,876	$10,840
5/31/19	$10,868	$11,026	$10,999
6/30/19	$10,901	$11,067	$11,036
7/31/19	$10,974	$11,156	$11,129
8/31/19	$11,204	$11,332	$11,309
9/30/19	$11,127	$11,241	$11,225
10/31/19	$11,119	$11,261	$11,245
11/30/19	$11,121	$11,289	$11,270
12/31/19	$11,152	$11,324	$11,302
1/31/20	$11,370	$11,527	$11,505
2/29/20	$11,559	$11,676	$11,654
3/31/20	$11,083	$11,252	$11,247
4/30/20	$10,876	$11,111	$11,127
5/31/20	$11,283	$11,465	$11,503
6/30/20	$11,421	$11,559	$11,570
7/31/20	$11,618	$11,754	$11,768
8/31/20	$11,526	$11,699	$11,690
9/30/20	$11,504	$11,701	$11,687
10/31/20	$11,462	$11,666	$11,655
11/30/20	$11,700	$11,842	$11,835
12/31/20	$11,788	$11,914	$11,884
1/31/21	$11,864	$11,990	$11,941
2/28/21	$11,592	$11,799	$11,724
3/31/21	$11,658	$11,872	$11,805
4/30/21	$11,794	$11,972	$11,899
5/31/21	$11,860	$12,008	$11,931
6/30/21	$11,906	$12,040	$11,962
7/31/21	$11,992	$12,140	$12,062
8/31/21	$11,916	$12,096	$12,021
9/30/21	$11,782	$12,009	$11,932
10/31/21	$11,767	$11,973	$11,899
11/30/21	$11,873	$12,075	$12,005
12/31/21	$11,886	$12,095	$12,029
1/31/22	$11,548	$11,764	$11,672
2/28/22	$11,465	$11,722	$11,637
3/31/22	$11,049	$11,342	$11,249
4/30/22	$10,607	$11,028	$10,923
5/31/22	$10,791	$11,192	$11,108
6/30/22	$10,461	$11,008	$10,935
7/31/22	$10,829	$11,299	$11,244
8/31/22	$10,601	$11,052	$11,003
9/30/22	$10,082	$10,627	$10,596
10/31/22	$9,957	$10,539	$10,527
11/30/22	$10,567	$11,032	$11,011
12/31/22	$10,548	$11,064	$11,046
1/31/23	$10,903	$11,381	$11,345
2/28/23	$10,628	$11,124	$11,087
3/31/23	$10,795	$11,371	$11,328
4/30/23	$10,815	$11,345	$11,300
5/31/23	$10,724	$11,247	$11,205
6/30/23	$10,840	$11,359	$11,316
7/31/23	$10,851	$11,404	$11,362
8/31/23	$10,729	$11,240	$11,231
9/30/23	$10,411	$10,911	$10,908
10/31/23	$10,246	$10,818	$10,814
11/30/23	$10,957	$11,504	$11,475
12/31/23	$11,264	$11,772	$11,734
1/31/24	$11,256	$11,712	$11,686
2/29/24	$11,292	$11,727	$11,699
3/31/24	$11,318	$11,726	$11,685
4/30/24	$11,176	$11,581	$11,535
5/31/24	$11,203	$11,547	$11,500
6/30/24	$11,365	$11,724	$11,662
7/31/24	$11,453	$11,831	$11,765
8/31/24	$11,512	$11,924	$11,864
9/30/24	$11,621	$12,042	$11,985
10/31/24	$11,483	$11,867	$11,821
11/30/24	$11,635	$12,072	$12,009
12/31/24	$11,486	$11,896	$11,854
1/31/25	$11,486	$11,955	$11,870
2/28/25	$11,618	$12,074	$12,002
3/31/25	$11,413	$11,869	$11,797
4/30/25	$11,351	$11,774	$11,674
5/31/25	$11,257	$11,781	$11,697
6/30/25	$11,324	$11,855	$11,781
7/31/25	$11,240	$11,831	$11,769
8/31/25	$11,320	$11,934	$11,887
9/30/25	$11,651	$12,210	$12,152
10/31/25	$11,799	$12,361	$12,300
11/30/25	$11,823	$12,390	$12,335
12/31/25	$11,805	$12,401	$12,341
1/31/26	$11,873	$12,517	$12,462
2/28/26	$12,031	$12,673	$12,600
3/31/26	$11,778	$12,379	$12,302

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	3.19%	0.20%	1.65%
Class C (including sales charge)	2.19%	0.20%	1.65%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg California Municipal Bond Index	4.28%	0.83%	2.09%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 565,512,000
Holdings Count | Holding	313
Advisory Fees Paid, Amount	$ 947,000
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$565,512
# of Portfolio Holdings	313
Portfolio Turnover Rate	24%
Total Net Advisory Fees Paid During the Reporting Period	$947
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Ad Valorem Property Tax	16.1%
Health, Hospital & Nursing Home Revenue	10.7%
Local or Guaranteed Housing	10.6%
Special Tax	7.2%
Sovereign	7.0%
Port, Airport & Marina Revenue	6.5%
Electric Power & Light Revenue	5.1%
College & University Revenue	4.9%
Water Revenue	3.8%
U.S. Government Agencies	2.9%
Lease (Abatement)	2.6%
Other Investments	15.4%
Affiliated Investments FR_72201W154	6.7%
Other Assets and Liabilities, Net	0.5%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000114194
Shareholder Report [Line Items]
Fund Name	PIMCO California Municipal Bond Fund
Class Name	Institutional Class
Trading Symbol	PCTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO California Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$45	0.44%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the housing sector contributed to relative performance versus the Bloomberg California Municipal Bond Index (“Index”), as the sector outperformed the broader municipal market.

  Security selection within the special tax sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the broader municipal market.

  A tactical allocation to taxable municipals contributed to relative performance versus the Index, as select taxable municipal holdings outperformed the broader high yield municipal market.

  Yield curve strategies detracted from relative performance versus the Index, as front-end rates fell and long-end maturities rose.

  Security selection within the general obligation segment detracted from relative performance versus the Index, as the Fund’s holdings underperformed the broader municipal market.

  Underweight exposure to the water and sewer sector detracted from relative performance versus the Index, as the sector outperformed the broader municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Bloomberg Municipal Bond Index	Bloomberg California Municipal Bond Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,011,639	$1,007,353	$1,007,549
5/31/16	$1,019,468	$1,010,078	$1,010,455
6/30/16	$1,039,451	$1,026,147	$1,026,467
7/31/16	$1,039,826	$1,026,773	$1,026,912
8/31/16	$1,044,141	$1,028,159	$1,028,631
9/30/16	$1,039,365	$1,023,027	$1,022,350
10/31/16	$1,022,958	$1,012,295	$1,010,436
11/30/16	$971,924	$974,540	$971,481
12/31/16	$982,218	$985,982	$982,907
1/31/17	$990,294	$992,482	$990,606
2/28/17	$998,582	$999,374	$996,375
3/31/17	$1,002,303	$1,001,543	$998,318
4/30/17	$1,012,434	$1,008,810	$1,005,318
5/31/17	$1,029,402	$1,024,821	$1,022,082
6/30/17	$1,030,299	$1,021,145	$1,018,676
7/31/17	$1,035,636	$1,029,407	$1,027,642
8/31/17	$1,044,895	$1,037,241	$1,033,968
9/30/17	$1,037,035	$1,031,967	$1,029,138
10/31/17	$1,041,578	$1,034,486	$1,032,481
11/30/17	$1,041,389	$1,028,947	$1,026,948
12/31/17	$1,053,806	$1,039,702	$1,038,198
1/31/18	$1,041,659	$1,027,461	$1,025,778
2/28/18	$1,036,412	$1,024,391	$1,022,464
3/31/18	$1,042,057	$1,028,172	$1,027,059
4/30/18	$1,039,617	$1,024,503	$1,022,904
5/31/18	$1,054,995	$1,036,235	$1,036,685
6/30/18	$1,055,837	$1,037,119	$1,037,014
7/31/18	$1,058,332	$1,039,636	$1,039,467
8/31/18	$1,063,163	$1,042,306	$1,042,702
9/30/18	$1,055,502	$1,035,558	$1,034,714
10/31/18	$1,044,058	$1,029,181	$1,027,597
11/30/18	$1,054,754	$1,040,572	$1,038,292
12/31/18	$1,065,327	$1,053,031	$1,049,728
1/31/19	$1,071,949	$1,060,991	$1,056,578
2/28/19	$1,078,714	$1,066,672	$1,061,813
3/31/19	$1,101,580	$1,083,534	$1,079,266
4/30/19	$1,108,279	$1,087,606	$1,083,974
5/31/19	$1,125,223	$1,102,600	$1,099,877
6/30/19	$1,129,680	$1,106,671	$1,103,633
7/31/19	$1,138,308	$1,115,590	$1,112,854
8/31/19	$1,163,281	$1,133,187	$1,130,889
9/30/19	$1,156,235	$1,124,103	$1,122,478
10/31/19	$1,156,466	$1,126,118	$1,124,455
11/30/19	$1,157,776	$1,128,934	$1,127,006
12/31/19	$1,162,055	$1,132,381	$1,130,246
1/31/20	$1,185,953	$1,152,726	$1,150,493
2/29/20	$1,206,632	$1,167,591	$1,165,389
3/31/20	$1,158,018	$1,125,239	$1,124,696
4/30/20	$1,137,378	$1,111,117	$1,112,658
5/31/20	$1,181,017	$1,146,463	$1,150,345
6/30/20	$1,196,582	$1,155,899	$1,156,958
7/31/20	$1,218,452	$1,175,367	$1,176,835
8/31/20	$1,209,823	$1,169,852	$1,169,024
9/30/20	$1,208,621	$1,170,100	$1,168,694
10/31/20	$1,205,328	$1,166,585	$1,165,480
11/30/20	$1,231,413	$1,184,190	$1,183,463
12/31/20	$1,241,962	$1,191,404	$1,188,408
1/31/21	$1,250,992	$1,198,996	$1,194,072
2/28/21	$1,223,424	$1,179,946	$1,172,388
3/31/21	$1,231,484	$1,187,223	$1,180,458
4/30/21	$1,247,081	$1,197,181	$1,189,857
5/31/21	$1,255,142	$1,200,752	$1,193,117
6/30/21	$1,261,211	$1,204,050	$1,196,227
7/31/21	$1,271,472	$1,214,035	$1,206,184
8/31/21	$1,264,622	$1,209,580	$1,202,109
9/30/21	$1,251,452	$1,200,851	$1,193,239
10/31/21	$1,251,042	$1,197,340	$1,189,865
11/30/21	$1,263,527	$1,207,533	$1,200,510
12/31/21	$1,266,154	$1,209,481	$1,202,860
1/31/22	$1,231,218	$1,176,374	$1,167,194
2/28/22	$1,223,358	$1,172,159	$1,163,665
3/31/22	$1,180,121	$1,134,161	$1,124,939
4/30/22	$1,134,066	$1,102,791	$1,092,322
5/31/22	$1,154,742	$1,119,173	$1,110,758
6/30/22	$1,120,460	$1,100,843	$1,093,532
7/31/22	$1,160,850	$1,129,929	$1,124,371
8/31/22	$1,137,548	$1,105,165	$1,100,303
9/30/22	$1,082,917	$1,062,748	$1,059,632
10/31/22	$1,070,449	$1,053,910	$1,052,727
11/30/22	$1,136,994	$1,103,205	$1,101,104
12/31/22	$1,136,071	$1,106,363	$1,104,644
1/31/23	$1,175,369	$1,138,143	$1,134,471
2/28/23	$1,146,724	$1,112,408	$1,108,681
3/31/23	$1,165,825	$1,137,089	$1,132,846
4/30/23	$1,169,005	$1,134,492	$1,129,990
5/31/23	$1,160,200	$1,124,661	$1,120,541
6/30/23	$1,173,949	$1,135,927	$1,131,645
7/31/23	$1,176,134	$1,140,420	$1,136,221
8/31/23	$1,163,987	$1,124,003	$1,123,094
9/30/23	$1,130,556	$1,091,060	$1,090,842
10/31/23	$1,113,683	$1,081,775	$1,081,393
11/30/23	$1,192,009	$1,150,447	$1,147,496
12/31/23	$1,226,544	$1,177,186	$1,173,393
1/31/24	$1,226,794	$1,171,174	$1,168,621
2/29/24	$1,231,810	$1,172,678	$1,169,930
3/31/24	$1,235,793	$1,172,641	$1,168,475
4/30/24	$1,221,297	$1,158,118	$1,153,538
5/31/24	$1,225,539	$1,154,721	$1,150,015
6/30/24	$1,244,274	$1,172,420	$1,166,157
7/31/24	$1,255,035	$1,183,106	$1,176,539
8/31/24	$1,262,781	$1,192,437	$1,186,376
9/30/24	$1,275,793	$1,204,223	$1,198,463
10/31/24	$1,261,919	$1,186,664	$1,182,133
11/30/24	$1,279,771	$1,207,162	$1,200,873
12/31/24	$1,264,514	$1,189,588	$1,185,391
1/31/25	$1,265,782	$1,195,550	$1,187,036
2/28/25	$1,281,383	$1,207,404	$1,200,207
3/31/25	$1,259,925	$1,186,941	$1,179,728
4/30/25	$1,254,224	$1,177,379	$1,167,378
5/31/25	$1,244,986	$1,178,135	$1,169,671
6/30/25	$1,253,533	$1,185,469	$1,178,134
7/31/25	$1,245,329	$1,183,075	$1,176,891
8/31/25	$1,255,455	$1,193,358	$1,188,682
9/30/25	$1,293,262	$1,220,994	$1,215,206
10/31/25	$1,310,936	$1,236,137	$1,229,965
11/30/25	$1,314,683	$1,238,973	$1,233,496
12/31/25	$1,313,961	$1,240,088	$1,234,081
1/31/26	$1,322,819	$1,251,726	$1,246,200
2/28/26	$1,341,546	$1,267,326	$1,259,976
3/31/26	$1,314,459	$1,237,891	$1,230,162

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	4.33%	1.31%	2.77%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg California Municipal Bond Index	4.28%	0.83%	2.09%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 565,512,000
Holdings Count | Holding	313
Advisory Fees Paid, Amount	$ 947,000
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$565,512
# of Portfolio Holdings	313
Portfolio Turnover Rate	24%
Total Net Advisory Fees Paid During the Reporting Period	$947
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Ad Valorem Property Tax	16.1%
Health, Hospital & Nursing Home Revenue	10.7%
Local or Guaranteed Housing	10.6%
Special Tax	7.2%
Sovereign	7.0%
Port, Airport & Marina Revenue	6.5%
Electric Power & Light Revenue	5.1%
College & University Revenue	4.9%
Water Revenue	3.8%
U.S. Government Agencies	2.9%
Lease (Abatement)	2.6%
Other Investments	15.4%
Affiliated Investments FR_72201W154	6.7%
Other Assets and Liabilities, Net	0.5%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000114195
Shareholder Report [Line Items]
Fund Name	PIMCO California Municipal Bond Fund
Class Name	I-2
Trading Symbol	PCTPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO California Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$55	0.54%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the housing sector contributed to relative performance versus the Bloomberg California Municipal Bond Index (“Index”), as the sector outperformed the broader municipal market.

  Security selection within the special tax sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the broader municipal market.

  A tactical allocation to taxable municipals contributed to relative performance versus the Index, as select taxable municipal holdings outperformed the broader high yield municipal market.

  Yield curve strategies detracted from relative performance versus the Index, as front-end rates fell and long-end maturities rose.

  Security selection within the general obligation segment detracted from relative performance versus the Index, as the Fund’s holdings underperformed the broader municipal market.

  Underweight exposure to the water and sewer sector detracted from relative performance versus the Index, as the sector outperformed the broader municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-2	Bloomberg Municipal Bond Index	Bloomberg California Municipal Bond Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,011,554	$1,007,353	$1,007,549
5/31/16	$1,019,296	$1,010,078	$1,010,455
6/30/16	$1,039,187	$1,026,147	$1,026,467
7/31/16	$1,039,482	$1,026,773	$1,026,912
8/31/16	$1,043,704	$1,028,159	$1,028,631
9/30/16	$1,038,838	$1,023,027	$1,022,350
10/31/16	$1,022,360	$1,012,295	$1,010,436
11/30/16	$971,273	$974,540	$971,481
12/31/16	$981,470	$985,982	$982,907
1/31/17	$989,462	$992,482	$990,606
2/28/17	$997,668	$999,374	$996,375
3/31/17	$1,001,295	$1,001,543	$998,318
4/30/17	$1,011,339	$1,008,810	$1,005,318
5/31/17	$1,028,202	$1,024,821	$1,022,082
6/30/17	$1,029,008	$1,021,145	$1,018,676
7/31/17	$1,034,256	$1,029,407	$1,027,642
8/31/17	$1,043,414	$1,037,241	$1,033,968
9/30/17	$1,035,479	$1,031,967	$1,029,138
10/31/17	$1,039,931	$1,034,486	$1,032,481
11/30/17	$1,039,656	$1,028,947	$1,026,948
12/31/17	$1,051,949	$1,039,702	$1,038,198
1/31/18	$1,039,738	$1,027,461	$1,025,778
2/28/18	$1,034,421	$1,024,391	$1,022,464
3/31/18	$1,039,964	$1,028,172	$1,027,059
4/30/18	$1,037,449	$1,024,503	$1,022,904
5/31/18	$1,052,707	$1,036,235	$1,036,685
6/30/18	$1,053,458	$1,037,119	$1,037,014
7/31/18	$1,055,862	$1,039,636	$1,039,467
8/31/18	$1,060,583	$1,042,306	$1,042,702
9/30/18	$1,052,863	$1,035,558	$1,034,714
10/31/18	$1,041,359	$1,029,181	$1,027,597
11/30/18	$1,051,935	$1,040,572	$1,038,292
12/31/18	$1,062,394	$1,053,031	$1,049,728
1/31/19	$1,068,912	$1,060,991	$1,056,578
2/28/19	$1,075,578	$1,066,672	$1,061,813
3/31/19	$1,098,284	$1,083,534	$1,079,266
4/30/19	$1,104,874	$1,087,606	$1,083,974
5/31/19	$1,121,680	$1,102,600	$1,099,877
6/30/19	$1,126,038	$1,106,671	$1,103,633
7/31/19	$1,134,541	$1,115,590	$1,112,854
8/31/19	$1,159,328	$1,133,187	$1,130,889
9/30/19	$1,152,218	$1,124,103	$1,122,478
10/31/19	$1,152,349	$1,126,118	$1,124,455
11/30/19	$1,153,555	$1,128,934	$1,127,006
12/31/19	$1,157,720	$1,132,381	$1,130,246
1/31/20	$1,181,424	$1,152,726	$1,150,493
2/29/20	$1,201,933	$1,167,591	$1,165,389
3/31/20	$1,153,421	$1,125,239	$1,124,696
4/30/20	$1,132,769	$1,111,117	$1,112,658
5/31/20	$1,176,131	$1,146,463	$1,150,345
6/30/20	$1,191,533	$1,155,899	$1,156,958
7/31/20	$1,213,201	$1,175,367	$1,176,835
8/31/20	$1,204,512	$1,169,852	$1,169,024
9/30/20	$1,203,217	$1,170,100	$1,168,694
10/31/20	$1,199,834	$1,166,585	$1,165,480
11/30/20	$1,225,704	$1,184,190	$1,183,463
12/31/20	$1,236,087	$1,191,404	$1,188,408
1/31/21	$1,244,980	$1,198,996	$1,194,072
2/28/21	$1,217,453	$1,179,946	$1,172,388
3/31/21	$1,225,369	$1,187,223	$1,180,458
4/30/21	$1,240,781	$1,197,181	$1,189,857
5/31/21	$1,248,703	$1,200,752	$1,193,117
6/30/21	$1,254,635	$1,204,050	$1,196,227
7/31/21	$1,264,732	$1,214,035	$1,206,184
8/31/21	$1,257,815	$1,209,580	$1,202,109
9/30/21	$1,244,613	$1,200,851	$1,193,239
10/31/21	$1,244,101	$1,197,340	$1,189,865
11/30/21	$1,256,413	$1,207,533	$1,200,510
12/31/21	$1,258,911	$1,209,481	$1,202,860
1/31/22	$1,224,076	$1,176,374	$1,167,194
2/28/22	$1,216,168	$1,172,159	$1,163,665
3/31/22	$1,173,083	$1,134,161	$1,124,939
4/30/22	$1,127,204	$1,102,791	$1,092,322
5/31/22	$1,147,661	$1,119,173	$1,110,758
6/30/22	$1,113,502	$1,100,843	$1,093,532
7/31/22	$1,153,547	$1,129,929	$1,124,371
8/31/22	$1,130,293	$1,105,165	$1,100,303
9/30/22	$1,075,914	$1,062,748	$1,059,632
10/31/22	$1,063,434	$1,053,910	$1,052,727
11/30/22	$1,129,454	$1,103,205	$1,101,104
12/31/22	$1,128,434	$1,106,363	$1,104,644
1/31/23	$1,167,376	$1,138,143	$1,134,471
2/28/23	$1,138,838	$1,112,408	$1,108,681
3/31/23	$1,157,704	$1,137,089	$1,132,846
4/30/23	$1,160,773	$1,134,492	$1,129,990
5/31/23	$1,151,933	$1,124,661	$1,120,541
6/30/23	$1,165,484	$1,135,927	$1,131,645
7/31/23	$1,167,562	$1,140,420	$1,136,221
8/31/23	$1,155,407	$1,124,003	$1,123,094
9/30/23	$1,122,127	$1,091,060	$1,090,842
10/31/23	$1,105,290	$1,081,775	$1,081,393
11/30/23	$1,182,925	$1,150,447	$1,147,496
12/31/23	$1,217,092	$1,177,186	$1,173,393
1/31/24	$1,217,239	$1,171,174	$1,168,621
2/29/24	$1,222,120	$1,172,678	$1,169,930
3/31/24	$1,225,967	$1,172,641	$1,168,475
4/30/24	$1,211,487	$1,158,118	$1,153,538
5/31/24	$1,215,584	$1,154,721	$1,150,015
6/30/24	$1,234,071	$1,172,420	$1,166,157
7/31/24	$1,244,637	$1,183,106	$1,176,539
8/31/24	$1,252,206	$1,192,437	$1,186,376
9/30/24	$1,265,011	$1,204,223	$1,198,463
10/31/24	$1,251,147	$1,186,664	$1,182,133
11/30/24	$1,268,740	$1,207,162	$1,200,873
12/31/24	$1,253,506	$1,189,588	$1,185,391
1/31/25	$1,254,654	$1,195,550	$1,187,036
2/28/25	$1,270,022	$1,207,404	$1,200,207
3/31/25	$1,248,654	$1,186,941	$1,179,728
4/30/25	$1,242,905	$1,177,379	$1,167,378
5/31/25	$1,233,644	$1,178,135	$1,169,671
6/30/25	$1,242,017	$1,185,469	$1,178,134
7/31/25	$1,233,783	$1,183,075	$1,176,891
8/31/25	$1,243,706	$1,193,358	$1,188,682
9/30/25	$1,281,059	$1,220,994	$1,215,206
10/31/25	$1,298,450	$1,236,137	$1,229,965
11/30/25	$1,302,062	$1,238,973	$1,233,496
12/31/25	$1,301,235	$1,240,088	$1,234,081
1/31/26	$1,309,897	$1,251,726	$1,246,200
2/28/26	$1,328,340	$1,267,326	$1,259,976
3/31/26	$1,301,412	$1,237,891	$1,230,162

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	4.23%	1.21%	2.67%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg California Municipal Bond Index	4.28%	0.83%	2.09%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 565,512,000
Holdings Count | Holding	313
Advisory Fees Paid, Amount	$ 947,000
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$565,512
# of Portfolio Holdings	313
Portfolio Turnover Rate	24%
Total Net Advisory Fees Paid During the Reporting Period	$947
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Ad Valorem Property Tax	16.1%
Health, Hospital & Nursing Home Revenue	10.7%
Local or Guaranteed Housing	10.6%
Special Tax	7.2%
Sovereign	7.0%
Port, Airport & Marina Revenue	6.5%
Electric Power & Light Revenue	5.1%
College & University Revenue	4.9%
Water Revenue	3.8%
U.S. Government Agencies	2.9%
Lease (Abatement)	2.6%
Other Investments	15.4%
Affiliated Investments FR_72201W154	6.7%
Other Assets and Liabilities, Net	0.5%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000035573
Shareholder Report [Line Items]
Fund Name	PIMCO California Short Duration Municipal Income Fund
Class Name	Class A
Trading Symbol	PCDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO California Short Duration Municipal Income Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$74	0.73%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the industrial revenue sector contributed to relative performance versus the Bloomberg California 1 Year Municipal Bond Index (“Index”), as the Fund’s holdings outperformed the broader municipal market.

  An overweight exposure to the housing sector contributed to relative performance versus the Index, as the sector outperformed the broader municipal market.

  Security selection within the healthcare sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the broader municipal market.

  Yield curve strategies detracted from relative performance versus the Index, as front-end rates fell and long-end maturities rose.

  Security selection within the general obligation segment detracted from relative performance versus the Index, as the Fund’s holdings underperformed the broader municipal market.

  Overweight exposure to the electric utility sector detracted from relative performance versus the Index, as the sector underperformed the broader municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charge)	Bloomberg Municipal Bond Index	Bloomberg California 1 Year Municipal Bond Index
3/31/16	$9,775	$10,000	$10,000
4/30/16	$9,790	$10,074	$10,010
5/31/16	$9,785	$10,101	$10,015
6/30/16	$9,820	$10,261	$10,033
7/31/16	$9,834	$10,268	$10,049
8/31/16	$9,829	$10,282	$10,035
9/30/16	$9,804	$10,230	$10,012
10/31/16	$9,789	$10,123	$10,022
11/30/16	$9,686	$9,745	$9,972
12/31/16	$9,690	$9,860	$9,992
1/31/17	$9,735	$9,925	$10,031
2/28/17	$9,772	$9,994	$10,061
3/31/17	$9,769	$10,015	$10,058
4/30/17	$9,785	$10,088	$10,073
5/31/17	$9,831	$10,248	$10,093
6/30/17	$9,819	$10,211	$10,081
7/31/17	$9,846	$10,294	$10,106
8/31/17	$9,884	$10,372	$10,126
9/30/17	$9,862	$10,320	$10,113
10/31/17	$9,859	$10,345	$10,114
11/30/17	$9,797	$10,289	$10,061
12/31/17	$9,814	$10,397	$10,068
1/31/18	$9,812	$10,275	$10,099
2/28/18	$9,811	$10,244	$10,117
3/31/18	$9,809	$10,282	$10,109
4/30/18	$9,788	$10,245	$10,100
5/31/18	$9,827	$10,362	$10,136
6/30/18	$9,847	$10,371	$10,167
7/31/18	$9,866	$10,396	$10,188
8/31/18	$9,866	$10,423	$10,187
9/30/18	$9,845	$10,356	$10,162
10/31/18	$9,835	$10,292	$10,171
11/30/18	$9,867	$10,406	$10,198
12/31/18	$9,908	$10,530	$10,234
1/31/19	$9,939	$10,610	$10,259
2/28/19	$9,962	$10,667	$10,276
3/31/19	$9,994	$10,835	$10,303
4/30/19	$10,006	$10,876	$10,311
5/31/19	$10,048	$11,026	$10,348
6/30/19	$10,068	$11,067	$10,376
7/31/19	$10,109	$11,156	$10,405
8/31/19	$10,130	$11,332	$10,419
9/30/19	$10,109	$11,241	$10,397
10/31/19	$10,119	$11,261	$10,426
11/30/19	$10,128	$11,289	$10,444
12/31/19	$10,147	$11,324	$10,455
1/31/20	$10,186	$11,527	$10,486
2/29/20	$10,215	$11,676	$10,503
3/31/20	$10,072	$11,252	$10,456
4/30/20	$10,039	$11,111	$10,493
5/31/20	$10,169	$11,465	$10,596
6/30/20	$10,197	$11,559	$10,587
7/31/20	$10,244	$11,754	$10,605
8/31/20	$10,240	$11,699	$10,606
9/30/20	$10,246	$11,701	$10,611
10/31/20	$10,241	$11,666	$10,603
11/30/20	$10,268	$11,842	$10,612
12/31/20	$10,284	$11,914	$10,616
1/31/21	$10,299	$11,990	$10,629
2/28/21	$10,255	$11,799	$10,625
3/31/21	$10,271	$11,872	$10,628
4/30/21	$10,288	$11,972	$10,634
5/31/21	$10,294	$12,008	$10,639
6/30/21	$10,290	$12,040	$10,635
7/31/21	$10,305	$12,140	$10,648
8/31/21	$10,300	$12,096	$10,646
9/30/21	$10,274	$12,009	$10,632
10/31/21	$10,258	$11,973	$10,631
11/30/21	$10,263	$12,075	$10,634
12/31/21	$10,258	$12,095	$10,631
1/31/22	$10,160	$11,764	$10,557
2/28/22	$10,125	$11,722	$10,545
3/31/22	$10,016	$11,342	$10,458
4/30/22	$9,920	$11,028	$10,420
5/31/22	$9,980	$11,192	$10,501
6/30/22	$9,958	$11,008	$10,503
7/31/22	$10,040	$11,299	$10,550
8/31/22	$9,956	$11,052	$10,479
9/30/22	$9,864	$10,627	$10,385
10/31/22	$9,845	$10,539	$10,401
11/30/22	$9,995	$11,032	$10,525
12/31/22	$10,011	$11,064	$10,517
1/31/23	$10,108	$11,381	$10,604
2/28/23	$10,030	$11,124	$10,512
3/31/23	$10,119	$11,371	$10,618
4/30/23	$10,103	$11,345	$10,590
5/31/23	$10,078	$11,247	$10,581
6/30/23	$10,118	$11,359	$10,630
7/31/23	$10,134	$11,404	$10,648
8/31/23	$10,121	$11,240	$10,669
9/30/23	$10,046	$10,911	$10,618
10/31/23	$10,034	$10,818	$10,639
11/30/23	$10,245	$11,504	$10,798
12/31/23	$10,352	$11,772	$10,853
1/31/24	$10,349	$11,712	$10,854
2/29/24	$10,370	$11,727	$10,866
3/31/24	$10,369	$11,726	$10,859
4/30/24	$10,347	$11,581	$10,862
5/31/24	$10,338	$11,547	$10,887
6/30/24	$10,413	$11,724	$10,942
7/31/24	$10,480	$11,831	$11,011
8/31/24	$10,559	$11,924	$11,085
9/30/24	$10,603	$12,042	$11,119
10/31/24	$10,548	$11,867	$11,091
11/30/24	$10,613	$12,072	$11,131
12/31/24	$10,580	$11,896	$11,131
1/31/25	$10,601	$11,955	$11,176
2/28/25	$10,666	$12,074	$11,220
3/31/25	$10,620	$11,869	$11,229
4/30/25	$10,610	$11,774	$11,209
5/31/25	$10,645	$11,781	$11,259
6/30/25	$10,711	$11,855	$11,321
7/31/25	$10,745	$11,831	$11,378
8/31/25	$10,813	$11,934	$11,430
9/30/25	$10,880	$12,210	$11,433
10/31/25	$10,916	$12,361	$11,426
11/30/25	$10,937	$12,390	$11,458
12/31/25	$10,960	$12,401	$11,489
1/31/26	$11,003	$12,517	$11,555
2/28/26	$11,070	$12,673	$11,594
3/31/26	$10,988	$12,379	$11,549

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	3.47%	1.36%	1.18%
Class A (including sales charge)	1.14%	0.90%	0.95%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg California 1 Year Municipal Bond Index	2.86%	1.68%	1.45%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 232,830,000
Holdings Count | Holding	131
Advisory Fees Paid, Amount	$ 351,000
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$232,830
# of Portfolio Holdings	131
Portfolio Turnover Rate	54%
Total Net Advisory Fees Paid During the Reporting Period	$351
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Health, Hospital & Nursing Home Revenue	13.3%
Local or Guaranteed Housing	9.8%
Electric Power & Light Revenue	7.1%
Sovereign	6.9%
Ad Valorem Property Tax	6.5%
Resource Recovery Revenue	5.9%
Highway Revenue Tolls	5.5%
General Fund	4.6%
College & University Revenue	4.1%
Water Revenue	3.7%
Other Investments	17.3%
Short-Term Instruments	6.2%
Affiliated Investments FR_72201W154	9.1%
Other Assets and Liabilities, Net	0.0%Footnote Reference^
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
C000035571
Shareholder Report [Line Items]
Fund Name	PIMCO California Short Duration Municipal Income Fund
Class Name	Institutional Class
Trading Symbol	PCDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO California Short Duration Municipal Income Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$34	0.33%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the industrial revenue sector contributed to relative performance versus the Bloomberg California 1 Year Municipal Bond Index (“Index”), as the Fund’s holdings outperformed the broader municipal market.

  An overweight exposure to the housing sector contributed to relative performance versus the Index, as the sector outperformed the broader municipal market.

  Security selection within the healthcare sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the broader municipal market.

  Yield curve strategies detracted from relative performance versus the Index, as front-end rates fell and long-end maturities rose.

  Security selection within the general obligation segment detracted from relative performance versus the Index, as the Fund’s holdings underperformed the broader municipal market.

  Overweight exposure to the electric utility sector detracted from relative performance versus the Index, as the sector underperformed the broader municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Bloomberg Municipal Bond Index	Bloomberg California 1 Year Municipal Bond Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,001,921	$1,007,353	$1,000,994
5/31/16	$1,001,694	$1,010,078	$1,001,496
6/30/16	$1,005,568	$1,026,147	$1,003,283
7/31/16	$1,007,346	$1,026,773	$1,004,923
8/31/16	$1,007,168	$1,028,159	$1,003,484
9/30/16	$1,005,045	$1,023,027	$1,001,222
10/31/16	$1,003,783	$1,012,295	$1,002,216
11/30/16	$993,509	$974,540	$997,171
12/31/16	$994,346	$985,982	$999,221
1/31/17	$999,275	$992,482	$1,003,148
2/28/17	$1,003,401	$999,374	$1,006,130
3/31/17	$1,003,386	$1,001,543	$1,005,805
4/30/17	$1,005,363	$1,008,810	$1,007,317
5/31/17	$1,010,436	$1,024,821	$1,009,318
6/30/17	$1,009,568	$1,021,145	$1,008,110
7/31/17	$1,012,675	$1,029,407	$1,010,608
8/31/17	$1,016,856	$1,037,241	$1,012,635
9/30/17	$1,014,966	$1,031,967	$1,011,297
10/31/17	$1,015,012	$1,034,486	$1,011,363
11/30/17	$1,008,947	$1,028,947	$1,006,069
12/31/17	$1,011,107	$1,039,702	$1,006,829
1/31/18	$1,011,196	$1,027,461	$1,009,885
2/28/18	$1,011,426	$1,024,391	$1,011,727
3/31/18	$1,011,568	$1,028,172	$1,010,938
4/30/18	$1,009,730	$1,024,503	$1,009,952
5/31/18	$1,014,071	$1,036,235	$1,013,572
6/30/18	$1,016,440	$1,037,119	$1,016,704
7/31/18	$1,018,741	$1,039,636	$1,018,758
8/31/18	$1,019,180	$1,042,306	$1,018,661
9/30/18	$1,017,316	$1,035,558	$1,016,245
10/31/18	$1,016,633	$1,029,181	$1,017,057
11/30/18	$1,020,267	$1,040,572	$1,019,842
12/31/18	$1,024,805	$1,053,031	$1,023,364
1/31/19	$1,028,353	$1,060,991	$1,025,896
2/28/19	$1,031,052	$1,066,672	$1,027,557
3/31/19	$1,034,706	$1,083,534	$1,030,320
4/30/19	$1,036,282	$1,087,606	$1,031,147
5/31/19	$1,041,025	$1,102,600	$1,034,775
6/30/19	$1,043,449	$1,106,671	$1,037,551
7/31/19	$1,048,036	$1,115,590	$1,040,506
8/31/19	$1,050,605	$1,133,187	$1,041,931
9/30/19	$1,048,752	$1,124,103	$1,039,650
10/31/19	$1,050,101	$1,126,118	$1,042,633
11/30/19	$1,051,424	$1,128,934	$1,044,369
12/31/19	$1,053,742	$1,132,381	$1,045,459
1/31/20	$1,058,182	$1,152,726	$1,048,562
2/29/20	$1,061,545	$1,167,591	$1,050,255
3/31/20	$1,046,969	$1,125,239	$1,045,626
4/30/20	$1,043,916	$1,111,117	$1,049,263
5/31/20	$1,057,768	$1,146,463	$1,059,587
6/30/20	$1,060,993	$1,155,899	$1,058,694
7/31/20	$1,066,342	$1,175,367	$1,060,491
8/31/20	$1,066,191	$1,169,852	$1,060,583
9/30/20	$1,067,196	$1,170,100	$1,061,084
10/31/20	$1,067,112	$1,166,585	$1,060,258
11/30/20	$1,070,207	$1,184,190	$1,061,223
12/31/20	$1,072,275	$1,191,404	$1,061,578
1/31/21	$1,074,194	$1,198,996	$1,062,906
2/28/21	$1,069,933	$1,179,946	$1,062,482
3/31/21	$1,071,947	$1,187,223	$1,062,837
4/30/21	$1,074,107	$1,197,181	$1,063,426
5/31/21	$1,075,089	$1,200,752	$1,063,890
6/30/21	$1,074,997	$1,204,050	$1,063,548
7/31/21	$1,076,995	$1,214,035	$1,064,844
8/31/21	$1,076,755	$1,209,580	$1,064,588
9/30/21	$1,074,407	$1,200,851	$1,063,219
10/31/21	$1,073,075	$1,197,340	$1,063,122
11/30/21	$1,073,952	$1,207,533	$1,063,358
12/31/21	$1,073,899	$1,209,481	$1,063,111
1/31/22	$1,063,884	$1,176,374	$1,055,654
2/28/22	$1,060,590	$1,172,159	$1,054,454
3/31/22	$1,049,571	$1,134,161	$1,045,849
4/30/22	$1,039,826	$1,102,791	$1,041,985
5/31/22	$1,046,467	$1,119,173	$1,050,107
6/30/22	$1,044,486	$1,100,843	$1,050,331
7/31/22	$1,053,404	$1,129,929	$1,054,975
8/31/22	$1,045,032	$1,105,165	$1,047,946
9/30/22	$1,035,715	$1,062,748	$1,038,488
10/31/22	$1,034,073	$1,053,910	$1,040,145
11/30/22	$1,050,110	$1,103,205	$1,052,525
12/31/22	$1,052,179	$1,106,363	$1,051,746
1/31/23	$1,062,776	$1,138,143	$1,060,394
2/28/23	$1,054,855	$1,112,408	$1,051,208
3/31/23	$1,064,652	$1,137,089	$1,061,762
4/30/23	$1,063,270	$1,134,492	$1,059,015
5/31/23	$1,060,958	$1,124,661	$1,058,080
6/30/23	$1,065,518	$1,135,927	$1,063,045
7/31/23	$1,067,574	$1,140,420	$1,064,772
8/31/23	$1,066,619	$1,124,003	$1,066,853
9/30/23	$1,059,048	$1,091,060	$1,061,816
10/31/23	$1,058,048	$1,081,775	$1,063,891
11/30/23	$1,080,722	$1,150,447	$1,079,812
12/31/23	$1,092,309	$1,177,186	$1,085,283
1/31/24	$1,092,396	$1,171,174	$1,085,428
2/29/24	$1,094,946	$1,172,678	$1,086,615
3/31/24	$1,095,238	$1,172,641	$1,085,929
4/30/24	$1,093,303	$1,158,118	$1,086,162
5/31/24	$1,092,688	$1,154,721	$1,088,661
6/30/24	$1,101,015	$1,172,420	$1,094,236
7/31/24	$1,108,469	$1,183,106	$1,101,062
8/31/24	$1,117,227	$1,192,437	$1,108,459
9/30/24	$1,122,213	$1,204,223	$1,111,944
10/31/24	$1,116,779	$1,186,664	$1,109,091
11/30/24	$1,124,021	$1,207,162	$1,113,120
12/31/24	$1,120,900	$1,189,588	$1,113,113
1/31/25	$1,123,510	$1,195,550	$1,117,582
2/28/25	$1,130,790	$1,207,404	$1,122,008
3/31/25	$1,126,277	$1,186,941	$1,122,871
4/30/25	$1,125,567	$1,177,379	$1,120,858
5/31/25	$1,129,625	$1,178,135	$1,125,929
6/30/25	$1,137,051	$1,185,469	$1,132,062
7/31/25	$1,140,969	$1,183,075	$1,137,787
8/31/25	$1,148,638	$1,193,358	$1,142,969
9/30/25	$1,156,122	$1,220,994	$1,143,266
10/31/25	$1,160,319	$1,236,137	$1,142,646
11/30/25	$1,162,913	$1,238,973	$1,145,849
12/31/25	$1,165,801	$1,240,088	$1,148,891
1/31/26	$1,170,773	$1,251,726	$1,155,510
2/28/26	$1,178,227	$1,267,326	$1,159,418
3/31/26	$1,169,975	$1,237,891	$1,154,944

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	3.88%	1.77%	1.58%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg California 1 Year Municipal Bond Index	2.86%	1.68%	1.45%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 232,830,000
Holdings Count | Holding	131
Advisory Fees Paid, Amount	$ 351,000
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$232,830
# of Portfolio Holdings	131
Portfolio Turnover Rate	54%
Total Net Advisory Fees Paid During the Reporting Period	$351
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Health, Hospital & Nursing Home Revenue	13.3%
Local or Guaranteed Housing	9.8%
Electric Power & Light Revenue	7.1%
Sovereign	6.9%
Ad Valorem Property Tax	6.5%
Resource Recovery Revenue	5.9%
Highway Revenue Tolls	5.5%
General Fund	4.6%
College & University Revenue	4.1%
Water Revenue	3.7%
Other Investments	17.3%
Short-Term Instruments	6.2%
Affiliated Investments FR_72201W154	9.1%
Other Assets and Liabilities, Net	0.0%Footnote Reference^
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
C000064166
Shareholder Report [Line Items]
Fund Name	PIMCO California Short Duration Municipal Income Fund
Class Name	I-2
Trading Symbol	PCDPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO California Short Duration Municipal Income Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the industrial revenue sector contributed to relative performance versus the Bloomberg California 1 Year Municipal Bond Index (“Index”), as the Fund’s holdings outperformed the broader municipal market.

  An overweight exposure to the housing sector contributed to relative performance versus the Index, as the sector outperformed the broader municipal market.

  Security selection within the healthcare sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the broader municipal market.

  Yield curve strategies detracted from relative performance versus the Index, as front-end rates fell and long-end maturities rose.

  Security selection within the general obligation segment detracted from relative performance versus the Index, as the Fund’s holdings underperformed the broader municipal market.

  Overweight exposure to the electric utility sector detracted from relative performance versus the Index, as the sector underperformed the broader municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-2	Bloomberg Municipal Bond Index	Bloomberg California 1 Year Municipal Bond Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,001,837	$1,007,353	$1,000,994
5/31/16	$1,001,527	$1,010,078	$1,001,496
6/30/16	$1,005,317	$1,026,147	$1,003,283
7/31/16	$1,007,010	$1,026,773	$1,004,923
8/31/16	$1,006,747	$1,028,159	$1,003,484
9/30/16	$1,004,535	$1,023,027	$1,001,222
10/31/16	$1,003,193	$1,012,295	$1,002,216
11/30/16	$992,840	$974,540	$997,171
12/31/16	$993,587	$985,982	$999,221
1/31/17	$998,435	$992,482	$1,003,148
2/28/17	$1,002,480	$999,374	$1,006,130
3/31/17	$1,002,375	$1,001,543	$1,005,805
4/30/17	$1,004,273	$1,008,810	$1,007,317
5/31/17	$1,009,255	$1,024,821	$1,009,318
6/30/17	$1,008,300	$1,021,145	$1,008,110
7/31/17	$1,011,324	$1,029,407	$1,010,608
8/31/17	$1,015,413	$1,037,241	$1,012,635
9/30/17	$1,013,439	$1,031,967	$1,011,297
10/31/17	$1,013,402	$1,034,486	$1,011,363
11/30/17	$1,007,264	$1,028,947	$1,006,069
12/31/17	$1,009,331	$1,039,702	$1,006,829
1/31/18	$1,009,338	$1,027,461	$1,009,885
2/28/18	$1,009,489	$1,024,391	$1,011,727
3/31/18	$1,009,542	$1,028,172	$1,010,938
4/30/18	$1,007,628	$1,024,503	$1,009,952
5/31/18	$1,011,875	$1,036,235	$1,013,572
6/30/18	$1,014,151	$1,037,119	$1,016,704
7/31/18	$1,016,363	$1,039,636	$1,018,758
8/31/18	$1,016,706	$1,042,306	$1,018,661
9/30/18	$1,014,772	$1,035,558	$1,016,245
10/31/18	$1,014,006	$1,029,181	$1,017,057
11/30/18	$1,017,539	$1,040,572	$1,019,842
12/31/18	$1,021,983	$1,053,031	$1,023,364
1/31/19	$1,025,439	$1,060,991	$1,025,896
2/28/19	$1,028,051	$1,066,672	$1,027,557
3/31/19	$1,031,608	$1,083,534	$1,030,320
4/30/19	$1,033,094	$1,087,606	$1,031,147
5/31/19	$1,037,729	$1,102,600	$1,034,775
6/30/19	$1,040,066	$1,106,671	$1,037,551
7/31/19	$1,044,549	$1,115,590	$1,040,506
8/31/19	$1,047,015	$1,133,187	$1,041,931
9/30/19	$1,045,088	$1,124,103	$1,039,650
10/31/19	$1,046,344	$1,126,118	$1,042,633
11/30/19	$1,047,574	$1,128,934	$1,044,369
12/31/19	$1,049,795	$1,132,381	$1,045,459
1/31/20	$1,054,126	$1,152,726	$1,048,562
2/29/20	$1,057,395	$1,167,591	$1,050,255
3/31/20	$1,042,791	$1,125,239	$1,045,626
4/30/20	$1,039,665	$1,111,117	$1,049,263
5/31/20	$1,053,372	$1,146,463	$1,059,587
6/30/20	$1,056,496	$1,155,899	$1,058,694
7/31/20	$1,061,727	$1,175,367	$1,060,491
8/31/20	$1,061,493	$1,169,852	$1,060,583
9/30/20	$1,062,406	$1,170,100	$1,061,084
10/31/20	$1,062,229	$1,166,585	$1,060,258
11/30/20	$1,065,226	$1,184,190	$1,061,223
12/31/20	$1,067,186	$1,191,404	$1,061,578
1/31/21	$1,069,014	$1,198,996	$1,062,906
2/28/21	$1,064,691	$1,179,946	$1,062,482
3/31/21	$1,066,606	$1,187,223	$1,062,837
4/30/21	$1,068,661	$1,197,181	$1,063,426
5/31/21	$1,069,553	$1,200,752	$1,063,890
6/30/21	$1,069,374	$1,204,050	$1,063,548
7/31/21	$1,071,267	$1,214,035	$1,064,844
8/31/21	$1,070,940	$1,209,580	$1,064,588
9/30/21	$1,068,514	$1,200,851	$1,063,219
10/31/21	$1,067,098	$1,197,340	$1,063,122
11/30/21	$1,067,883	$1,207,533	$1,063,358
12/31/21	$1,067,734	$1,209,481	$1,063,111
1/31/22	$1,057,699	$1,176,374	$1,055,654
2/28/22	$1,054,346	$1,172,159	$1,054,454
3/31/22	$1,043,305	$1,134,161	$1,045,849
4/30/22	$1,033,530	$1,102,791	$1,041,985
5/31/22	$1,040,046	$1,119,173	$1,050,107
6/30/22	$1,037,992	$1,100,843	$1,050,331
7/31/22	$1,046,764	$1,129,929	$1,054,975
8/31/22	$1,038,358	$1,105,165	$1,047,946
9/30/22	$1,029,009	$1,062,748	$1,038,488
10/31/22	$1,027,294	$1,053,910	$1,040,145
11/30/22	$1,043,143	$1,103,205	$1,052,525
12/31/22	$1,045,104	$1,106,363	$1,051,746
1/31/23	$1,055,546	$1,138,143	$1,060,394
2/28/23	$1,047,599	$1,112,408	$1,051,208
3/31/23	$1,057,234	$1,137,089	$1,061,762
4/30/23	$1,055,781	$1,134,492	$1,059,015
5/31/23	$1,053,396	$1,124,661	$1,058,080
6/30/23	$1,057,831	$1,135,927	$1,063,045
7/31/23	$1,059,789	$1,140,420	$1,064,772
8/31/23	$1,058,751	$1,124,003	$1,066,853
9/30/23	$1,051,161	$1,091,060	$1,061,816
10/31/23	$1,050,080	$1,081,775	$1,063,891
11/30/23	$1,072,497	$1,150,447	$1,079,812
12/31/23	$1,083,901	$1,177,186	$1,085,283
1/31/24	$1,083,899	$1,171,174	$1,085,428
2/29/24	$1,086,342	$1,172,678	$1,086,615
3/31/24	$1,086,540	$1,172,641	$1,085,929
4/30/24	$1,084,532	$1,158,118	$1,086,162
5/31/24	$1,083,823	$1,154,721	$1,088,661
6/30/24	$1,091,999	$1,172,420	$1,094,236
7/31/24	$1,099,300	$1,183,106	$1,101,062
8/31/24	$1,107,884	$1,192,437	$1,108,459
9/30/24	$1,112,743	$1,204,223	$1,111,944
10/31/24	$1,107,261	$1,186,664	$1,109,091
11/30/24	$1,114,348	$1,207,162	$1,113,120
12/31/24	$1,111,159	$1,189,588	$1,113,113
1/31/25	$1,113,648	$1,195,550	$1,117,582
2/28/25	$1,120,780	$1,207,404	$1,122,008
3/31/25	$1,116,218	$1,186,941	$1,122,871
4/30/25	$1,115,423	$1,177,379	$1,120,858
5/31/25	$1,119,345	$1,178,135	$1,125,929
6/30/25	$1,126,614	$1,185,469	$1,132,062
7/31/25	$1,130,400	$1,183,075	$1,137,787
8/31/25	$1,137,900	$1,193,358	$1,142,969
9/30/25	$1,145,222	$1,220,994	$1,143,266
10/31/25	$1,149,276	$1,236,137	$1,142,646
11/30/25	$1,151,758	$1,238,973	$1,145,849
12/31/25	$1,154,516	$1,240,088	$1,148,891
1/31/26	$1,159,342	$1,251,726	$1,155,510
2/28/26	$1,166,635	$1,267,326	$1,159,418
3/31/26	$1,158,368	$1,237,891	$1,154,944

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	3.78%	1.66%	1.48%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg California 1 Year Municipal Bond Index	2.86%	1.68%	1.45%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 232,830,000
Holdings Count | Holding	131
Advisory Fees Paid, Amount	$ 351,000
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$232,830
# of Portfolio Holdings	131
Portfolio Turnover Rate	54%
Total Net Advisory Fees Paid During the Reporting Period	$351
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Health, Hospital & Nursing Home Revenue	13.3%
Local or Guaranteed Housing	9.8%
Electric Power & Light Revenue	7.1%
Sovereign	6.9%
Ad Valorem Property Tax	6.5%
Resource Recovery Revenue	5.9%
Highway Revenue Tolls	5.5%
General Fund	4.6%
College & University Revenue	4.1%
Water Revenue	3.7%
Other Investments	17.3%
Short-Term Instruments	6.2%
Affiliated Investments FR_72201W154	9.1%
Other Assets and Liabilities, Net	0.0%Footnote Reference^
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
C000034728
Shareholder Report [Line Items]
Fund Name	PIMCO High Yield Municipal Bond Fund
Class Name	Class A
Trading Symbol	PYMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO High Yield Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$86	0.85%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the transportation sector contributed to relative performance versus the Bloomberg High Yield Municipal Bond Index ("Index"), as the Fund's holdings outperformed the broader high yield municipal market.

  Overweight exposure to the electric utility sector contributed to relative performance versus the Index, as the sector outperformed the broader high yield municipal market.

  A tactical allocation to taxable municipals contributed to relative performance versus the Index, as select taxable municipal holdings outperformed the broader high yield municipal market.

  Yield curve strategies detracted from relative performance versus the Index, as front-end rates fell and long-end maturities rose.

  Underweight exposure to the healthcare sector detracted from relative performance versus the Index, as the sector outperformed the broader high yield municipal market.

  Underweight exposure to the special tax sector detracted from relative performance versus the Index, as the sector outperformed the broader high yield municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charge)	Bloomberg Municipal Bond Index	Bloomberg High Yield Municipal Bond Index
3/31/16	$9,775	$10,000	$10,000
4/30/16	$9,891	$10,074	$10,061
5/31/16	$9,974	$10,101	$10,193
6/30/16	$10,201	$10,261	$10,510
7/31/16	$10,221	$10,268	$10,579
8/31/16	$10,275	$10,282	$10,617
9/30/16	$10,251	$10,230	$10,645
10/31/16	$10,091	$10,123	$10,513
11/30/16	$9,589	$9,745	$9,888
12/31/16	$9,690	$9,860	$10,024
1/31/17	$9,755	$9,925	$10,165
2/28/17	$9,900	$9,994	$10,407
3/31/17	$9,991	$10,015	$10,431
4/30/17	$10,114	$10,088	$10,501
5/31/17	$10,274	$10,248	$10,662
6/30/17	$10,278	$10,211	$10,639
7/31/17	$10,334	$10,294	$10,709
8/31/17	$10,471	$10,372	$10,856
9/30/17	$10,436	$10,320	$10,798
10/31/17	$10,423	$10,345	$10,828
11/30/17	$10,446	$10,289	$10,855
12/31/17	$10,609	$10,397	$10,996
1/31/18	$10,550	$10,275	$10,893
2/28/18	$10,527	$10,244	$10,901
3/31/18	$10,587	$10,282	$11,060
4/30/18	$10,609	$10,245	$11,110
5/31/18	$10,773	$10,362	$11,342
6/30/18	$10,809	$10,371	$11,399
7/31/18	$10,877	$10,396	$11,439
8/31/18	$10,914	$10,423	$11,530
9/30/18	$10,860	$10,356	$11,485
10/31/18	$10,714	$10,292	$11,341
11/30/18	$10,727	$10,406	$11,421
12/31/18	$10,815	$10,530	$11,519
1/31/19	$10,873	$10,610	$11,596
2/28/19	$10,982	$10,667	$11,659
3/31/19	$11,226	$10,835	$11,960
4/30/19	$11,311	$10,876	$12,027
5/31/19	$11,498	$11,026	$12,222
6/30/19	$11,530	$11,067	$12,286
7/31/19	$11,612	$11,156	$12,363
8/31/19	$11,883	$11,332	$12,661
9/30/19	$11,838	$11,241	$12,635
10/31/19	$11,821	$11,261	$12,662
11/30/19	$11,855	$11,289	$12,711
12/31/19	$11,904	$11,324	$12,749
1/31/20	$12,152	$11,527	$13,063
2/29/20	$12,448	$11,676	$13,338
3/31/20	$11,487	$11,252	$11,872
4/30/20	$11,147	$11,111	$11,471
5/31/20	$11,521	$11,465	$11,939
6/30/20	$11,882	$11,559	$12,412
7/31/20	$12,141	$11,754	$12,749
8/31/20	$12,126	$11,699	$12,783
9/30/20	$12,103	$11,701	$12,795
10/31/20	$12,080	$11,666	$12,818
11/30/20	$12,378	$11,842	$13,126
12/31/20	$12,605	$11,914	$13,372
1/31/21	$12,796	$11,990	$13,651
2/28/21	$12,610	$11,799	$13,508
3/31/21	$12,701	$11,872	$13,654
4/30/21	$12,873	$11,972	$13,854
5/31/21	$13,004	$12,008	$14,013
6/30/21	$13,164	$12,040	$14,191
7/31/21	$13,313	$12,140	$14,362
8/31/21	$13,261	$12,096	$14,339
9/30/21	$13,157	$12,009	$14,245
10/31/21	$13,094	$11,973	$14,187
11/30/21	$13,270	$12,075	$14,374
12/31/21	$13,260	$12,095	$14,411
1/31/22	$12,922	$11,764	$14,008
2/28/22	$12,817	$11,722	$13,975
3/31/22	$12,359	$11,342	$13,470
4/30/22	$11,946	$11,028	$12,992
5/31/22	$12,105	$11,192	$13,134
6/30/22	$11,716	$11,008	$12,715
7/31/22	$12,126	$11,299	$13,189
8/31/22	$11,848	$11,052	$12,896
9/30/22	$11,198	$10,627	$12,101
10/31/22	$10,960	$10,539	$11,853
11/30/22	$11,559	$11,032	$12,543
12/31/22	$11,503	$11,064	$12,523
1/31/23	$11,924	$11,381	$13,079
2/28/23	$11,628	$11,124	$12,668
3/31/23	$11,802	$11,371	$12,865
4/30/23	$11,900	$11,345	$12,939
5/31/23	$11,844	$11,247	$12,850
6/30/23	$12,007	$11,359	$13,078
7/31/23	$12,020	$11,404	$13,163
8/31/23	$11,907	$11,240	$12,963
9/30/23	$11,548	$10,911	$12,523
10/31/23	$11,316	$10,818	$12,322
11/30/23	$12,108	$11,504	$13,277
12/31/23	$12,494	$11,772	$13,676
1/31/24	$12,539	$11,712	$13,613
2/29/24	$12,614	$11,727	$13,720
3/31/24	$12,660	$11,726	$13,883
4/30/24	$12,498	$11,581	$13,797
5/31/24	$12,576	$11,547	$13,902
6/30/24	$12,814	$11,724	$14,242
7/31/24	$12,964	$11,831	$14,398
8/31/24	$13,059	$11,924	$14,568
9/30/24	$13,239	$12,042	$14,699
10/31/24	$13,056	$11,867	$14,475
11/30/24	$13,269	$12,072	$14,786
12/31/24	$13,022	$11,896	$14,540
1/31/25	$13,098	$11,955	$14,650
2/28/25	$13,279	$12,074	$14,833
3/31/25	$13,041	$11,869	$14,659
4/30/25	$12,914	$11,774	$14,398
5/31/25	$12,837	$11,781	$14,408
6/30/25	$12,896	$11,855	$14,492
7/31/25	$12,769	$11,831	$14,274
8/31/25	$12,896	$11,934	$14,350
9/30/25	$13,304	$12,210	$14,728
10/31/25	$13,435	$12,361	$14,876
11/30/25	$13,466	$12,390	$14,934
12/31/25	$13,436	$12,401	$14,898
1/31/26	$13,517	$12,517	$15,043
2/28/26	$13,757	$12,673	$15,295
3/31/26	$13,482	$12,379	$15,004

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	3.38%	1.20%	3.27%
Class A (including sales charge)	1.06%	0.74%	3.03%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg High Yield Municipal Bond Index	2.35%	1.90%	4.14%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 6,038,179,000
Holdings Count | Holding	974
Advisory Fees Paid, Amount	$ 17,126,000
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$6,038,179
# of Portfolio Holdings	974
Portfolio Turnover Rate	57%
Total Net Advisory Fees Paid During the Reporting Period	$17,126
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Local or Guaranteed Housing	11.2%
Health, Hospital & Nursing Home Revenue	10.2%
Ad Valorem Property Tax	6.8%
Loan Participations and Assignments	6.4%
Tobacco Settlement Funded	6.1%
Industrial Revenue	5.3%
Sales Tax Revenue	5.1%
Port, Airport & Marina Revenue	4.2%
Special Assessment	4.1%
Natural Gas Revenue	4.0%
Electric Power & Light Revenue	4.0%
Other Investments	25.3%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments FR_72201W154	7.5%
Other Assets and Liabilities, Net	(0.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
C000041556
Shareholder Report [Line Items]
Fund Name	PIMCO High Yield Municipal Bond Fund
Class Name	Class C
Trading Symbol	PYMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO High Yield Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$162	1.60%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the transportation sector contributed to relative performance versus the Bloomberg High Yield Municipal Bond Index ("Index"), as the Fund's holdings outperformed the broader high yield municipal market.

  Overweight exposure to the electric utility sector contributed to relative performance versus the Index, as the sector outperformed the broader high yield municipal market.

  A tactical allocation to taxable municipals contributed to relative performance versus the Index, as select taxable municipal holdings outperformed the broader high yield municipal market.

  Yield curve strategies detracted from relative performance versus the Index, as front-end rates fell and long-end maturities rose.

  Underweight exposure to the healthcare sector detracted from relative performance versus the Index, as the sector outperformed the broader high yield municipal market.

  Underweight exposure to the special tax sector detracted from relative performance versus the Index, as the sector outperformed the broader high yield municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class C (excluding sales charge)	Bloomberg Municipal Bond Index	Bloomberg High Yield Municipal Bond Index
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,112	$10,074	$10,061
5/31/16	$10,191	$10,101	$10,193
6/30/16	$10,417	$10,261	$10,510
7/31/16	$10,430	$10,268	$10,579
8/31/16	$10,479	$10,282	$10,617
9/30/16	$10,447	$10,230	$10,645
10/31/16	$10,278	$10,123	$10,513
11/30/16	$9,761	$9,745	$9,888
12/31/16	$9,857	$9,860	$10,024
1/31/17	$9,917	$9,925	$10,165
2/28/17	$10,059	$9,994	$10,407
3/31/17	$10,145	$10,015	$10,431
4/30/17	$10,263	$10,088	$10,501
5/31/17	$10,419	$10,248	$10,662
6/30/17	$10,416	$10,211	$10,639
7/31/17	$10,467	$10,294	$10,709
8/31/17	$10,599	$10,372	$10,856
9/30/17	$10,557	$10,320	$10,798
10/31/17	$10,537	$10,345	$10,828
11/30/17	$10,554	$10,289	$10,855
12/31/17	$10,712	$10,397	$10,996
1/31/18	$10,645	$10,275	$10,893
2/28/18	$10,616	$10,244	$10,901
3/31/18	$10,669	$10,282	$11,060
4/30/18	$10,685	$10,245	$11,110
5/31/18	$10,843	$10,362	$11,342
6/30/18	$10,873	$10,371	$11,399
7/31/18	$10,935	$10,396	$11,439
8/31/18	$10,965	$10,423	$11,530
9/30/18	$10,905	$10,356	$11,485
10/31/18	$10,751	$10,292	$11,341
11/30/18	$10,756	$10,406	$11,421
12/31/18	$10,838	$10,530	$11,519
1/31/19	$10,890	$10,610	$11,596
2/28/19	$10,992	$10,667	$11,659
3/31/19	$11,229	$10,835	$11,960
4/30/19	$11,307	$10,876	$12,027
5/31/19	$11,487	$11,026	$12,222
6/30/19	$11,512	$11,067	$12,286
7/31/19	$11,587	$11,156	$12,363
8/31/19	$11,849	$11,332	$12,661
9/30/19	$11,798	$11,241	$12,635
10/31/19	$11,773	$11,261	$12,662
11/30/19	$11,799	$11,289	$12,711
12/31/19	$11,842	$11,324	$12,749
1/31/20	$12,080	$11,527	$13,063
2/29/20	$12,367	$11,676	$13,338
3/31/20	$11,405	$11,252	$11,872
4/30/20	$11,061	$11,111	$11,471
5/31/20	$11,425	$11,465	$11,939
6/30/20	$11,775	$11,559	$12,412
7/31/20	$12,024	$11,754	$12,749
8/31/20	$12,002	$11,699	$12,783
9/30/20	$11,972	$11,701	$12,795
10/31/20	$11,942	$11,666	$12,818
11/30/20	$12,229	$11,842	$13,126
12/31/20	$12,445	$11,914	$13,372
1/31/21	$12,626	$11,990	$13,651
2/28/21	$12,435	$11,799	$13,508
3/31/21	$12,516	$11,872	$13,654
4/30/21	$12,678	$11,972	$13,854
5/31/21	$12,799	$12,008	$14,013
6/30/21	$12,949	$12,040	$14,191
7/31/21	$13,086	$12,140	$14,362
8/31/21	$13,027	$12,096	$14,339
9/30/21	$12,918	$12,009	$14,245
10/31/21	$12,847	$11,973	$14,187
11/30/21	$13,012	$12,075	$14,374
12/31/21	$12,993	$12,095	$14,411
1/31/22	$12,654	$11,764	$14,008
2/28/22	$12,544	$11,722	$13,975
3/31/22	$12,089	$11,342	$13,470
4/30/22	$11,677	$11,028	$12,992
5/31/22	$11,825	$11,192	$13,134
6/30/22	$11,439	$11,008	$12,715
7/31/22	$11,831	$11,299	$13,189
8/31/22	$11,552	$11,052	$12,896
9/30/22	$10,912	$10,627	$12,101
10/31/22	$10,672	$10,539	$11,853
11/30/22	$11,249	$11,032	$12,543
12/31/22	$11,188	$11,064	$12,523
1/31/23	$11,590	$11,381	$13,079
2/28/23	$11,295	$11,124	$12,668
3/31/23	$11,457	$11,371	$12,865
4/30/23	$11,545	$11,345	$12,939
5/31/23	$11,484	$11,247	$12,850
6/30/23	$11,634	$11,359	$13,078
7/31/23	$11,640	$11,404	$13,163
8/31/23	$11,523	$11,240	$12,963
9/30/23	$11,168	$10,911	$12,523
10/31/23	$10,938	$10,818	$12,322
11/30/23	$11,696	$11,504	$13,277
12/31/23	$12,061	$11,772	$13,676
1/31/24	$12,096	$11,712	$13,613
2/29/24	$12,162	$11,727	$13,720
3/31/24	$12,199	$11,726	$13,883
4/30/24	$12,035	$11,581	$13,797
5/31/24	$12,102	$11,547	$13,902
6/30/24	$12,324	$11,724	$14,242
7/31/24	$12,461	$11,831	$14,398
8/31/24	$12,543	$11,924	$14,568
9/30/24	$12,709	$12,042	$14,699
10/31/24	$12,525	$11,867	$14,475
11/30/24	$12,721	$12,072	$14,786
12/31/24	$12,477	$11,896	$14,540
1/31/25	$12,541	$11,955	$14,650
2/28/25	$12,707	$12,074	$14,833
3/31/25	$12,472	$11,869	$14,659
4/30/25	$12,343	$11,774	$14,398
5/31/25	$12,261	$11,781	$14,408
6/30/25	$12,310	$11,855	$14,492
7/31/25	$12,182	$11,831	$14,274
8/31/25	$12,294	$11,934	$14,350
9/30/25	$12,676	$12,210	$14,728
10/31/25	$12,792	$12,361	$14,876
11/30/25	$12,814	$12,390	$14,934
12/31/25	$12,777	$12,401	$14,898
1/31/26	$12,846	$12,517	$15,043
2/28/26	$13,067	$12,673	$15,295
3/31/26	$12,798	$12,379	$15,004

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	2.61%	0.45%	2.50%
Class C (including sales charge)	1.62%	0.45%	2.50%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg High Yield Municipal Bond Index	2.35%	1.90%	4.14%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 6,038,179,000
Holdings Count | Holding	974
Advisory Fees Paid, Amount	$ 17,126,000
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$6,038,179
# of Portfolio Holdings	974
Portfolio Turnover Rate	57%
Total Net Advisory Fees Paid During the Reporting Period	$17,126
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Local or Guaranteed Housing	11.2%
Health, Hospital & Nursing Home Revenue	10.2%
Ad Valorem Property Tax	6.8%
Loan Participations and Assignments	6.4%
Tobacco Settlement Funded	6.1%
Industrial Revenue	5.3%
Sales Tax Revenue	5.1%
Port, Airport & Marina Revenue	4.2%
Special Assessment	4.1%
Natural Gas Revenue	4.0%
Electric Power & Light Revenue	4.0%
Other Investments	25.3%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments FR_72201W154	7.5%
Other Assets and Liabilities, Net	(0.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
C000034730
Shareholder Report [Line Items]
Fund Name	PIMCO High Yield Municipal Bond Fund
Class Name	Institutional Class
Trading Symbol	PHMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO High Yield Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the transportation sector contributed to relative performance versus the Bloomberg High Yield Municipal Bond Index ("Index"), as the Fund's holdings outperformed the broader high yield municipal market.

  Overweight exposure to the electric utility sector contributed to relative performance versus the Index, as the sector outperformed the broader high yield municipal market.

  A tactical allocation to taxable municipals contributed to relative performance versus the Index, as select taxable municipal holdings outperformed the broader high yield municipal market.

  Yield curve strategies detracted from relative performance versus the Index, as front-end rates fell and long-end maturities rose.

  Underweight exposure to the healthcare sector detracted from relative performance versus the Index, as the sector outperformed the broader high yield municipal market.

  Underweight exposure to the special tax sector detracted from relative performance versus the Index, as the sector outperformed the broader high yield municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Bloomberg Municipal Bond Index	Bloomberg High Yield Municipal Bond Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,012,119	$1,007,353	$1,006,114
5/31/16	$1,020,855	$1,010,078	$1,019,346
6/30/16	$1,044,403	$1,026,147	$1,051,031
7/31/16	$1,046,668	$1,026,773	$1,057,899
8/31/16	$1,052,459	$1,028,159	$1,061,724
9/30/16	$1,050,268	$1,023,027	$1,064,538
10/31/16	$1,034,139	$1,012,295	$1,051,329
11/30/16	$982,925	$974,540	$988,762
12/31/16	$993,516	$985,982	$1,002,422
1/31/17	$1,000,466	$992,482	$1,016,487
2/28/17	$1,015,518	$999,374	$1,040,724
3/31/17	$1,025,183	$1,001,543	$1,043,081
4/30/17	$1,037,988	$1,008,810	$1,050,149
5/31/17	$1,054,715	$1,024,821	$1,066,222
6/30/17	$1,055,379	$1,021,145	$1,063,880
7/31/17	$1,061,417	$1,029,407	$1,070,854
8/31/17	$1,075,725	$1,037,241	$1,085,616
9/30/17	$1,072,408	$1,031,967	$1,079,797
10/31/17	$1,071,308	$1,034,486	$1,082,765
11/30/17	$1,073,935	$1,028,947	$1,085,494
12/31/17	$1,091,028	$1,039,702	$1,099,589
1/31/18	$1,085,159	$1,027,461	$1,089,292
2/28/18	$1,083,044	$1,024,391	$1,090,059
3/31/18	$1,089,518	$1,028,172	$1,106,021
4/30/18	$1,092,029	$1,024,503	$1,110,969
5/31/18	$1,109,203	$1,036,235	$1,134,194
6/30/18	$1,113,175	$1,037,119	$1,139,863
7/31/18	$1,120,532	$1,039,636	$1,143,872
8/31/18	$1,124,647	$1,042,306	$1,153,036
9/30/18	$1,119,362	$1,035,558	$1,148,475
10/31/18	$1,104,540	$1,029,181	$1,134,108
11/30/18	$1,106,132	$1,040,572	$1,142,063
12/31/18	$1,115,494	$1,053,031	$1,151,894
1/31/19	$1,121,807	$1,060,991	$1,159,611
2/28/19	$1,133,254	$1,066,672	$1,165,893
3/31/19	$1,158,709	$1,083,534	$1,195,998
4/30/19	$1,167,776	$1,087,606	$1,202,747
5/31/19	$1,187,391	$1,102,600	$1,222,241
6/30/19	$1,191,016	$1,106,671	$1,228,635
7/31/19	$1,199,775	$1,115,590	$1,236,342
8/31/19	$1,228,077	$1,133,187	$1,266,093
9/30/19	$1,223,748	$1,124,103	$1,263,502
10/31/19	$1,222,274	$1,126,118	$1,266,213
11/30/19	$1,226,092	$1,128,934	$1,271,104
12/31/19	$1,231,558	$1,132,381	$1,274,884
1/31/20	$1,257,481	$1,152,726	$1,306,302
2/29/20	$1,288,367	$1,167,591	$1,333,832
3/31/20	$1,189,209	$1,125,239	$1,187,159
4/30/20	$1,154,346	$1,111,117	$1,147,100
5/31/20	$1,193,348	$1,146,463	$1,193,926
6/30/20	$1,231,019	$1,155,899	$1,241,193
7/31/20	$1,258,178	$1,175,367	$1,274,926
8/31/20	$1,257,002	$1,169,852	$1,278,275
9/30/20	$1,254,933	$1,170,100	$1,279,547
10/31/20	$1,252,870	$1,166,585	$1,281,818
11/30/20	$1,284,049	$1,184,190	$1,312,615
12/31/20	$1,307,999	$1,191,404	$1,337,209
1/31/21	$1,328,074	$1,198,996	$1,365,113
2/28/21	$1,309,094	$1,179,946	$1,350,813
3/31/21	$1,318,848	$1,187,223	$1,365,430
4/30/21	$1,337,055	$1,197,181	$1,385,431
5/31/21	$1,350,957	$1,200,752	$1,401,335
6/30/21	$1,367,984	$1,204,050	$1,419,127
7/31/21	$1,383,773	$1,214,035	$1,436,153
8/31/21	$1,378,724	$1,209,580	$1,433,902
9/30/21	$1,368,287	$1,200,851	$1,424,549
10/31/21	$1,362,038	$1,197,340	$1,418,727
11/30/21	$1,380,675	$1,207,533	$1,437,370
12/31/21	$1,380,013	$1,209,481	$1,441,080
1/31/22	$1,345,159	$1,176,374	$1,400,760
2/28/22	$1,334,528	$1,172,159	$1,397,505
3/31/22	$1,287,265	$1,134,161	$1,347,007
4/30/22	$1,244,549	$1,102,791	$1,299,162
5/31/22	$1,261,374	$1,119,173	$1,313,441
6/30/22	$1,221,211	$1,100,843	$1,271,492
7/31/22	$1,264,192	$1,129,929	$1,318,943
8/31/22	$1,235,513	$1,105,165	$1,289,598
9/30/22	$1,168,124	$1,062,748	$1,210,140
10/31/22	$1,143,482	$1,053,910	$1,185,319
11/30/22	$1,206,307	$1,103,205	$1,254,331
12/31/22	$1,200,844	$1,106,363	$1,252,275
1/31/23	$1,245,038	$1,138,143	$1,307,883
2/28/23	$1,214,402	$1,112,408	$1,266,828
3/31/23	$1,232,964	$1,137,089	$1,286,514
4/30/23	$1,243,451	$1,134,492	$1,293,924
5/31/23	$1,237,934	$1,124,661	$1,284,978
6/30/23	$1,255,267	$1,135,927	$1,307,780
7/31/23	$1,256,918	$1,140,420	$1,316,305
8/31/23	$1,245,431	$1,124,003	$1,296,343
9/30/23	$1,208,197	$1,091,060	$1,252,271
10/31/23	$1,184,254	$1,081,775	$1,232,212
11/30/23	$1,267,428	$1,150,447	$1,327,727
12/31/23	$1,308,134	$1,177,186	$1,367,605
1/31/24	$1,313,121	$1,171,174	$1,361,258
2/29/24	$1,321,345	$1,172,678	$1,371,954
3/31/24	$1,326,537	$1,172,641	$1,388,252
4/30/24	$1,309,819	$1,158,118	$1,379,728
5/31/24	$1,318,416	$1,154,721	$1,390,196
6/30/24	$1,343,595	$1,172,420	$1,424,199
7/31/24	$1,359,731	$1,183,106	$1,439,826
8/31/24	$1,370,002	$1,192,437	$1,456,796
9/30/24	$1,389,257	$1,204,223	$1,469,900
10/31/24	$1,370,395	$1,186,664	$1,447,504
11/30/24	$1,393,106	$1,207,162	$1,478,618
12/31/24	$1,367,514	$1,189,588	$1,454,009
1/31/25	$1,375,806	$1,195,550	$1,465,030
2/28/25	$1,395,151	$1,207,404	$1,483,318
3/31/25	$1,370,469	$1,186,941	$1,465,879
4/30/25	$1,357,524	$1,177,379	$1,439,765
5/31/25	$1,349,695	$1,178,135	$1,440,783
6/30/25	$1,356,283	$1,185,469	$1,449,224
7/31/25	$1,343,293	$1,183,075	$1,427,382
8/31/25	$1,356,929	$1,193,358	$1,434,998
9/30/25	$1,400,251	$1,220,994	$1,472,835
10/31/25	$1,414,443	$1,236,137	$1,487,591
11/30/25	$1,417,950	$1,238,973	$1,493,389
12/31/25	$1,415,209	$1,240,088	$1,489,751
1/31/26	$1,424,122	$1,251,726	$1,504,302
2/28/26	$1,449,750	$1,267,326	$1,529,456
3/31/26	$1,421,087	$1,237,891	$1,500,388

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	3.69%	1.50%	3.58%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg High Yield Municipal Bond Index	2.35%	1.90%	4.14%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 6,038,179,000
Holdings Count | Holding	974
Advisory Fees Paid, Amount	$ 17,126,000
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$6,038,179
# of Portfolio Holdings	974
Portfolio Turnover Rate	57%
Total Net Advisory Fees Paid During the Reporting Period	$17,126
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Local or Guaranteed Housing	11.2%
Health, Hospital & Nursing Home Revenue	10.2%
Ad Valorem Property Tax	6.8%
Loan Participations and Assignments	6.4%
Tobacco Settlement Funded	6.1%
Industrial Revenue	5.3%
Sales Tax Revenue	5.1%
Port, Airport & Marina Revenue	4.2%
Special Assessment	4.1%
Natural Gas Revenue	4.0%
Electric Power & Light Revenue	4.0%
Other Investments	25.3%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments FR_72201W154	7.5%
Other Assets and Liabilities, Net	(0.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
C000064163
Shareholder Report [Line Items]
Fund Name	PIMCO High Yield Municipal Bond Fund
Class Name	I-2
Trading Symbol	PYMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO High Yield Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$66	0.65%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the transportation sector contributed to relative performance versus the Bloomberg High Yield Municipal Bond Index ("Index"), as the Fund's holdings outperformed the broader high yield municipal market.

  Overweight exposure to the electric utility sector contributed to relative performance versus the Index, as the sector outperformed the broader high yield municipal market.

  A tactical allocation to taxable municipals contributed to relative performance versus the Index, as select taxable municipal holdings outperformed the broader high yield municipal market.

  Yield curve strategies detracted from relative performance versus the Index, as front-end rates fell and long-end maturities rose.

  Underweight exposure to the healthcare sector detracted from relative performance versus the Index, as the sector outperformed the broader high yield municipal market.

  Underweight exposure to the special tax sector detracted from relative performance versus the Index, as the sector outperformed the broader high yield municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-2	Bloomberg Municipal Bond Index	Bloomberg High Yield Municipal Bond Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,012,037	$1,007,353	$1,006,114
5/31/16	$1,020,688	$1,010,078	$1,019,346
6/30/16	$1,044,145	$1,026,147	$1,051,031
7/31/16	$1,046,321	$1,026,773	$1,057,899
8/31/16	$1,052,025	$1,028,159	$1,061,724
9/30/16	$1,049,743	$1,023,027	$1,064,538
10/31/16	$1,033,540	$1,012,295	$1,051,329
11/30/16	$982,301	$974,540	$988,762
12/31/16	$992,796	$985,982	$1,002,422
1/31/17	$999,660	$992,482	$1,016,487
2/28/17	$1,014,621	$999,374	$1,040,724
3/31/17	$1,024,185	$1,001,543	$1,043,081
4/30/17	$1,036,896	$1,008,810	$1,050,149
5/31/17	$1,053,517	$1,024,821	$1,066,222
6/30/17	$1,054,082	$1,021,145	$1,063,880
7/31/17	$1,060,029	$1,029,407	$1,070,854
8/31/17	$1,074,228	$1,037,241	$1,085,616
9/30/17	$1,070,825	$1,031,967	$1,079,797
10/31/17	$1,069,640	$1,034,486	$1,082,765
11/30/17	$1,072,174	$1,028,947	$1,085,494
12/31/17	$1,089,145	$1,039,702	$1,099,589
1/31/18	$1,083,198	$1,027,461	$1,089,292
2/28/18	$1,081,004	$1,024,391	$1,090,059
3/31/18	$1,087,370	$1,028,172	$1,106,021
4/30/18	$1,089,789	$1,024,503	$1,110,969
5/31/18	$1,106,835	$1,036,235	$1,134,194
6/30/18	$1,110,706	$1,037,119	$1,139,863
7/31/18	$1,117,954	$1,039,636	$1,143,872
8/31/18	$1,121,956	$1,042,306	$1,153,036
9/30/18	$1,116,601	$1,035,558	$1,148,475
10/31/18	$1,101,721	$1,029,181	$1,134,108
11/30/18	$1,103,209	$1,040,572	$1,142,063
12/31/18	$1,112,455	$1,053,031	$1,151,894
1/31/19	$1,118,659	$1,060,991	$1,159,611
2/28/19	$1,129,988	$1,066,672	$1,165,893
3/31/19	$1,155,273	$1,083,534	$1,195,998
4/30/19	$1,164,222	$1,087,606	$1,202,747
5/31/19	$1,183,673	$1,102,600	$1,222,241
6/30/19	$1,187,196	$1,106,671	$1,228,635
7/31/19	$1,195,827	$1,115,590	$1,236,342
8/31/19	$1,223,927	$1,133,187	$1,266,093
9/30/19	$1,219,520	$1,124,103	$1,263,502
10/31/19	$1,217,949	$1,126,118	$1,266,213
11/30/19	$1,221,651	$1,128,934	$1,271,104
12/31/19	$1,226,995	$1,132,381	$1,274,884
1/31/20	$1,252,715	$1,152,726	$1,306,302
2/29/20	$1,283,388	$1,167,591	$1,333,832
3/31/20	$1,184,513	$1,125,239	$1,187,159
4/30/20	$1,149,693	$1,111,117	$1,147,100
5/31/20	$1,188,439	$1,146,463	$1,193,926
6/30/20	$1,225,855	$1,155,899	$1,241,193
7/31/20	$1,252,786	$1,175,367	$1,274,926
8/31/20	$1,251,517	$1,169,852	$1,278,275
9/30/20	$1,249,354	$1,170,100	$1,279,547
10/31/20	$1,247,190	$1,166,585	$1,281,818
11/30/20	$1,278,127	$1,184,190	$1,312,615
12/31/20	$1,301,845	$1,191,404	$1,337,209
1/31/21	$1,321,723	$1,198,996	$1,365,113
2/28/21	$1,302,735	$1,179,946	$1,350,813
3/31/21	$1,312,331	$1,187,223	$1,365,430
4/30/21	$1,330,331	$1,197,181	$1,385,431
5/31/21	$1,344,057	$1,200,752	$1,401,335
6/30/21	$1,360,886	$1,204,050	$1,419,127
7/31/21	$1,376,475	$1,214,035	$1,436,153
8/31/21	$1,371,340	$1,209,580	$1,433,902
9/30/21	$1,360,847	$1,200,851	$1,424,549
10/31/21	$1,354,513	$1,197,340	$1,418,727
11/30/21	$1,372,936	$1,207,533	$1,437,370
12/31/21	$1,372,153	$1,209,481	$1,441,080
1/31/22	$1,337,391	$1,176,374	$1,400,760
2/28/22	$1,326,717	$1,172,159	$1,397,505
3/31/22	$1,279,621	$1,134,161	$1,347,007
4/30/22	$1,237,051	$1,102,791	$1,299,162
5/31/22	$1,253,673	$1,119,173	$1,313,441
6/30/22	$1,213,654	$1,100,843	$1,271,492
7/31/22	$1,256,266	$1,129,929	$1,318,943
8/31/22	$1,227,661	$1,105,165	$1,289,598
9/30/22	$1,160,599	$1,062,748	$1,210,140
10/31/22	$1,136,019	$1,053,910	$1,185,319
11/30/22	$1,198,328	$1,103,205	$1,254,331
12/31/22	$1,192,793	$1,106,363	$1,252,275
1/31/23	$1,236,593	$1,138,143	$1,307,883
2/28/23	$1,206,072	$1,112,408	$1,266,828
3/31/23	$1,224,399	$1,137,089	$1,286,514
4/30/23	$1,234,718	$1,134,492	$1,293,924
5/31/23	$1,229,139	$1,124,661	$1,284,978
6/30/23	$1,246,240	$1,135,927	$1,307,780
7/31/23	$1,247,781	$1,140,420	$1,316,305
8/31/23	$1,236,275	$1,124,003	$1,296,343
9/30/23	$1,199,212	$1,091,060	$1,252,271
10/31/23	$1,175,351	$1,081,775	$1,232,212
11/30/23	$1,257,800	$1,150,447	$1,327,727
12/31/23	$1,298,086	$1,177,186	$1,367,605
1/31/24	$1,302,929	$1,171,174	$1,361,258
2/29/24	$1,310,986	$1,172,678	$1,371,954
3/31/24	$1,316,028	$1,172,641	$1,388,252
4/30/24	$1,299,335	$1,158,118	$1,379,728
5/31/24	$1,307,745	$1,154,721	$1,390,196
6/30/24	$1,332,619	$1,172,420	$1,424,199
7/31/24	$1,348,509	$1,183,106	$1,439,826
8/31/24	$1,358,573	$1,192,437	$1,456,796
9/30/24	$1,377,563	$1,204,223	$1,469,900
10/31/24	$1,358,744	$1,186,664	$1,447,504
11/30/24	$1,381,139	$1,207,162	$1,478,618
12/31/24	$1,355,652	$1,189,588	$1,454,009
1/31/25	$1,363,754	$1,195,550	$1,465,030
2/28/25	$1,382,825	$1,207,404	$1,483,318
3/31/25	$1,358,252	$1,186,941	$1,465,879
4/30/25	$1,345,313	$1,177,379	$1,439,765
5/31/25	$1,337,438	$1,178,135	$1,440,783
6/30/25	$1,343,860	$1,185,469	$1,449,224
7/31/25	$1,330,876	$1,183,075	$1,427,382
8/31/25	$1,344,267	$1,193,358	$1,434,998
9/30/25	$1,387,077	$1,220,994	$1,472,835
10/31/25	$1,401,010	$1,236,137	$1,487,591
11/30/25	$1,404,376	$1,238,973	$1,493,389
12/31/25	$1,401,540	$1,240,088	$1,489,751
1/31/26	$1,410,247	$1,251,726	$1,504,302
2/28/26	$1,435,516	$1,267,326	$1,529,456
3/31/26	$1,407,019	$1,237,891	$1,500,388

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	3.59%	1.40%	3.47%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg High Yield Municipal Bond Index	2.35%	1.90%	4.14%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 6,038,179,000
Holdings Count | Holding	974
Advisory Fees Paid, Amount	$ 17,126,000
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$6,038,179
# of Portfolio Holdings	974
Portfolio Turnover Rate	57%
Total Net Advisory Fees Paid During the Reporting Period	$17,126
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Local or Guaranteed Housing	11.2%
Health, Hospital & Nursing Home Revenue	10.2%
Ad Valorem Property Tax	6.8%
Loan Participations and Assignments	6.4%
Tobacco Settlement Funded	6.1%
Industrial Revenue	5.3%
Sales Tax Revenue	5.1%
Port, Airport & Marina Revenue	4.2%
Special Assessment	4.1%
Natural Gas Revenue	4.0%
Electric Power & Light Revenue	4.0%
Other Investments	25.3%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments FR_72201W154	7.5%
Other Assets and Liabilities, Net	(0.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
C000203307
Shareholder Report [Line Items]
Fund Name	PIMCO High Yield Municipal Bond Fund
Class Name	I-3
Trading Symbol	PYMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO High Yield Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$71	0.70%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the transportation sector contributed to relative performance versus the Bloomberg High Yield Municipal Bond Index ("Index"), as the Fund's holdings outperformed the broader high yield municipal market.

  Overweight exposure to the electric utility sector contributed to relative performance versus the Index, as the sector outperformed the broader high yield municipal market.

  A tactical allocation to taxable municipals contributed to relative performance versus the Index, as select taxable municipal holdings outperformed the broader high yield municipal market.

  Yield curve strategies detracted from relative performance versus the Index, as front-end rates fell and long-end maturities rose.

  Underweight exposure to the healthcare sector detracted from relative performance versus the Index, as the sector outperformed the broader high yield municipal market.

  Underweight exposure to the special tax sector detracted from relative performance versus the Index, as the sector outperformed the broader high yield municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-3	Bloomberg Municipal Bond Index	Bloomberg High Yield Municipal Bond Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,011,996	$1,007,353	$1,006,114
5/31/16	$1,020,601	$1,010,078	$1,019,346
6/30/16	$1,044,016	$1,026,147	$1,051,031
7/31/16	$1,046,148	$1,026,773	$1,057,899
8/31/16	$1,051,803	$1,028,159	$1,061,724
9/30/16	$1,049,485	$1,023,027	$1,064,538
10/31/16	$1,033,236	$1,012,295	$1,051,329
11/30/16	$981,942	$974,540	$988,762
12/31/16	$992,398	$985,982	$1,002,422
1/31/17	$999,213	$992,482	$1,016,487
2/28/17	$1,014,131	$999,374	$1,040,724
3/31/17	$1,023,653	$1,001,543	$1,043,081
4/30/17	$1,036,312	$1,008,810	$1,050,149
5/31/17	$1,052,880	$1,024,821	$1,066,222
6/30/17	$1,053,412	$1,021,145	$1,063,880
7/31/17	$1,059,305	$1,029,407	$1,070,854
8/31/17	$1,073,449	$1,037,241	$1,085,616
9/30/17	$1,070,006	$1,031,967	$1,079,797
10/31/17	$1,068,772	$1,034,486	$1,082,765
11/30/17	$1,071,261	$1,028,947	$1,085,494
12/31/17	$1,088,174	$1,039,702	$1,099,589
1/31/18	$1,082,182	$1,027,461	$1,089,292
2/28/18	$1,079,948	$1,024,391	$1,090,059
3/31/18	$1,086,266	$1,028,172	$1,106,021
4/30/18	$1,088,636	$1,024,503	$1,110,969
5/31/18	$1,105,617	$1,036,235	$1,134,194
6/30/18	$1,109,440	$1,037,119	$1,139,863
7/31/18	$1,116,631	$1,039,636	$1,143,872
8/31/18	$1,120,590	$1,042,306	$1,153,036
9/30/18	$1,115,186	$1,035,558	$1,148,475
10/31/18	$1,100,279	$1,029,181	$1,134,108
11/30/18	$1,101,730	$1,040,572	$1,142,063
12/31/18	$1,110,913	$1,053,031	$1,151,894
1/31/19	$1,117,059	$1,060,991	$1,159,611
2/28/19	$1,128,328	$1,066,672	$1,165,893
3/31/19	$1,153,528	$1,083,534	$1,195,998
4/30/19	$1,162,412	$1,087,606	$1,202,747
5/31/19	$1,181,788	$1,102,600	$1,222,241
6/30/19	$1,185,250	$1,106,671	$1,228,635
7/31/19	$1,193,815	$1,115,590	$1,236,342
8/31/19	$1,221,822	$1,133,187	$1,266,093
9/30/19	$1,217,366	$1,124,103	$1,263,502
10/31/19	$1,215,744	$1,126,118	$1,266,213
11/30/19	$1,219,393	$1,128,934	$1,271,104
12/31/19	$1,224,673	$1,132,381	$1,274,884
1/31/20	$1,250,295	$1,152,726	$1,306,302
2/29/20	$1,280,855	$1,167,591	$1,333,832
3/31/20	$1,182,123	$1,125,239	$1,187,159
4/30/20	$1,147,324	$1,111,117	$1,147,100
5/31/20	$1,185,941	$1,146,463	$1,193,926
6/30/20	$1,223,229	$1,155,899	$1,241,193
7/31/20	$1,250,059	$1,175,367	$1,274,926
8/31/20	$1,248,732	$1,169,852	$1,278,275
9/30/20	$1,246,523	$1,170,100	$1,279,547
10/31/20	$1,244,317	$1,166,585	$1,281,818
11/30/20	$1,275,128	$1,184,190	$1,312,615
12/31/20	$1,298,748	$1,191,404	$1,337,209
1/31/21	$1,318,514	$1,198,996	$1,365,113
2/28/21	$1,299,520	$1,179,946	$1,350,813
3/31/21	$1,309,036	$1,187,223	$1,365,430
4/30/21	$1,326,944	$1,197,181	$1,385,431
5/31/21	$1,340,572	$1,200,752	$1,401,335
6/30/21	$1,357,301	$1,204,050	$1,419,127
7/31/21	$1,372,799	$1,214,035	$1,436,153
8/31/21	$1,367,647	$1,209,580	$1,433,902
9/30/21	$1,357,129	$1,200,851	$1,424,549
10/31/21	$1,350,761	$1,197,340	$1,418,727
11/30/21	$1,369,084	$1,207,533	$1,437,370
12/31/21	$1,368,242	$1,209,481	$1,441,080
1/31/22	$1,333,541	$1,176,374	$1,400,760
2/28/22	$1,322,854	$1,172,159	$1,397,505
3/31/22	$1,275,839	$1,134,161	$1,347,007
4/30/22	$1,233,351	$1,102,791	$1,299,162
5/31/22	$1,249,882	$1,119,173	$1,313,441
6/30/22	$1,209,938	$1,100,843	$1,271,492
7/31/22	$1,252,366	$1,129,929	$1,318,943
8/31/22	$1,223,796	$1,105,165	$1,289,598
9/30/22	$1,156,894	$1,062,748	$1,210,140
10/31/22	$1,132,351	$1,053,910	$1,185,319
11/30/22	$1,194,422	$1,103,205	$1,254,331
12/31/22	$1,188,856	$1,106,363	$1,252,275
1/31/23	$1,232,469	$1,138,143	$1,307,883
2/28/23	$1,202,000	$1,112,408	$1,266,828
3/31/23	$1,220,209	$1,137,089	$1,286,514
4/30/23	$1,230,445	$1,134,492	$1,293,924
5/31/23	$1,224,837	$1,124,661	$1,284,978
6/30/23	$1,241,825	$1,135,927	$1,307,780
7/31/23	$1,243,311	$1,140,420	$1,316,305
8/31/23	$1,231,793	$1,124,003	$1,296,343
9/30/23	$1,194,813	$1,091,060	$1,252,271
10/31/23	$1,170,993	$1,081,775	$1,232,212
11/30/23	$1,253,083	$1,150,447	$1,327,727
12/31/23	$1,293,155	$1,177,186	$1,367,605
1/31/24	$1,297,938	$1,171,174	$1,361,258
2/29/24	$1,305,913	$1,172,678	$1,371,954
3/31/24	$1,310,879	$1,172,641	$1,388,252
4/30/24	$1,294,198	$1,158,118	$1,379,728
5/31/24	$1,302,515	$1,154,721	$1,390,196
6/30/24	$1,327,239	$1,172,420	$1,424,199
7/31/24	$1,343,008	$1,183,106	$1,439,826
8/31/24	$1,352,984	$1,192,437	$1,456,796
9/30/24	$1,371,843	$1,204,223	$1,469,900
10/31/24	$1,353,044	$1,186,664	$1,447,504
11/30/24	$1,375,294	$1,207,162	$1,478,618
12/31/24	$1,349,859	$1,189,588	$1,454,009
1/31/25	$1,357,867	$1,195,550	$1,465,030
2/28/25	$1,376,804	$1,207,404	$1,483,318
3/31/25	$1,352,284	$1,186,941	$1,465,879
4/30/25	$1,339,347	$1,177,379	$1,439,765
5/31/25	$1,331,449	$1,178,135	$1,440,783
6/30/25	$1,337,789	$1,185,469	$1,449,224
7/31/25	$1,324,808	$1,183,075	$1,427,382
8/31/25	$1,338,081	$1,193,358	$1,434,998
9/30/25	$1,380,622	$1,220,994	$1,472,835
10/31/25	$1,394,429	$1,236,137	$1,487,591
11/30/25	$1,397,726	$1,238,973	$1,493,389
12/31/25	$1,394,843	$1,240,088	$1,489,751
1/31/26	$1,403,449	$1,251,726	$1,504,302
2/28/26	$1,428,542	$1,267,326	$1,529,456
3/31/26	$1,400,127	$1,237,891	$1,500,388

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-3	3.54%	1.35%	3.42%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg High Yield Municipal Bond Index	2.35%	1.90%	4.14%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 6,038,179,000
Holdings Count | Holding	974
Advisory Fees Paid, Amount	$ 17,126,000
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$6,038,179
# of Portfolio Holdings	974
Portfolio Turnover Rate	57%
Total Net Advisory Fees Paid During the Reporting Period	$17,126
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Local or Guaranteed Housing	11.2%
Health, Hospital & Nursing Home Revenue	10.2%
Ad Valorem Property Tax	6.8%
Loan Participations and Assignments	6.4%
Tobacco Settlement Funded	6.1%
Industrial Revenue	5.3%
Sales Tax Revenue	5.1%
Port, Airport & Marina Revenue	4.2%
Special Assessment	4.1%
Natural Gas Revenue	4.0%
Electric Power & Light Revenue	4.0%
Other Investments	25.3%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments FR_72201W154	7.5%
Other Assets and Liabilities, Net	(0.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
C000026594
Shareholder Report [Line Items]
Fund Name	PIMCO Municipal Bond Fund
Class Name	Class A
Trading Symbol	PMLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$77	0.75%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the housing sector contributed to relative performance versus the Bloomberg Municipal Bond Index (“Index”), as the sector outperformed the broader municipal market.

  Security selection within the industrial revenue sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the broader municipal market.

  Security selection within the special tax sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the broader municipal market.

  Yield curve strategies detracted from relative performance versus the Index, as front-end rates fell and long-end maturities rose.

  Security selection within the general obligation segment detracted from relative performance versus the Index, as the Fund’s holdings underperformed the broader municipal market.

  Underweight exposure to the water and sewer sector detracted from relative performance versus the Index, as the sector outperformed the broader municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charge)	Bloomberg Municipal Bond Index
3/31/16	$9,775	$10,000
4/30/16	$9,870	$10,074
5/31/16	$9,913	$10,101
6/30/16	$10,087	$10,261
7/31/16	$10,102	$10,268
8/31/16	$10,127	$10,282
9/30/16	$10,102	$10,230
10/31/16	$9,994	$10,123
11/30/16	$9,547	$9,745
12/31/16	$9,622	$9,860
1/31/17	$9,706	$9,925
2/28/17	$9,771	$9,994
3/31/17	$9,798	$10,015
4/30/17	$9,895	$10,088
5/31/17	$10,034	$10,248
6/30/17	$10,033	$10,211
7/31/17	$10,099	$10,294
8/31/17	$10,208	$10,372
9/30/17	$10,195	$10,320
10/31/17	$10,211	$10,345
11/30/17	$10,187	$10,289
12/31/17	$10,308	$10,397
1/31/18	$10,231	$10,275
2/28/18	$10,187	$10,244
3/31/18	$10,237	$10,282
4/30/18	$10,222	$10,245
5/31/18	$10,368	$10,362
6/30/18	$10,378	$10,371
7/31/18	$10,417	$10,396
8/31/18	$10,429	$10,423
9/30/18	$10,370	$10,356
10/31/18	$10,272	$10,292
11/30/18	$10,325	$10,406
12/31/18	$10,418	$10,530
1/31/19	$10,479	$10,610
2/28/19	$10,541	$10,667
3/31/19	$10,733	$10,835
4/30/19	$10,805	$10,876
5/31/19	$10,943	$11,026
6/30/19	$10,969	$11,067
7/31/19	$11,039	$11,156
8/31/19	$11,243	$11,332
9/30/19	$11,179	$11,241
10/31/19	$11,182	$11,261
11/30/19	$11,208	$11,289
12/31/19	$11,255	$11,324
1/31/20	$11,447	$11,527
2/29/20	$11,615	$11,676
3/31/20	$11,124	$11,252
4/30/20	$10,922	$11,111
5/31/20	$11,245	$11,465
6/30/20	$11,446	$11,559
7/31/20	$11,646	$11,754
8/31/20	$11,585	$11,699
9/30/20	$11,560	$11,701
10/31/20	$11,523	$11,666
11/30/20	$11,758	$11,842
12/31/20	$11,880	$11,914
1/31/21	$11,987	$11,990
2/28/21	$11,778	$11,799
3/31/21	$11,842	$11,872
4/30/21	$11,975	$11,972
5/31/21	$12,049	$12,008
6/30/21	$12,111	$12,040
7/31/21	$12,207	$12,140
8/31/21	$12,143	$12,096
9/30/21	$12,034	$12,009
10/31/21	$12,005	$11,973
11/30/21	$12,127	$12,075
12/31/21	$12,145	$12,095
1/31/22	$11,837	$11,764
2/28/22	$11,740	$11,722
3/31/22	$11,341	$11,342
4/30/22	$10,993	$11,028
5/31/22	$11,085	$11,192
6/30/22	$10,852	$11,008
7/31/22	$11,134	$11,299
8/31/22	$10,913	$11,052
9/30/22	$10,483	$10,627
10/31/22	$10,333	$10,539
11/30/22	$10,835	$11,032
12/31/22	$10,820	$11,064
1/31/23	$11,146	$11,381
2/28/23	$10,904	$11,124
3/31/23	$11,093	$11,371
4/30/23	$11,146	$11,345
5/31/23	$11,094	$11,247
6/30/23	$11,201	$11,359
7/31/23	$11,243	$11,404
8/31/23	$11,132	$11,240
9/30/23	$10,851	$10,911
10/31/23	$10,678	$10,818
11/30/23	$11,386	$11,504
12/31/23	$11,693	$11,772
1/31/24	$11,703	$11,712
2/29/24	$11,740	$11,727
3/31/24	$11,765	$11,726
4/30/24	$11,640	$11,581
5/31/24	$11,693	$11,547
6/30/24	$11,852	$11,724
7/31/24	$11,939	$11,831
8/31/24	$12,029	$11,924
9/30/24	$12,152	$12,042
10/31/24	$12,000	$11,867
11/30/24	$12,189	$12,072
12/31/24	$11,995	$11,896
1/31/25	$12,042	$11,955
2/28/25	$12,192	$12,074
3/31/25	$11,980	$11,869
4/30/25	$11,913	$11,774
5/31/25	$11,847	$11,781
6/30/25	$11,948	$11,855
7/31/25	$11,869	$11,831
8/31/25	$11,987	$11,934
9/30/25	$12,312	$12,210
10/31/25	$12,458	$12,361
11/30/25	$12,480	$12,390
12/31/25	$12,480	$12,401
1/31/26	$12,572	$12,517
2/28/26	$12,756	$12,673
3/31/26	$12,500	$12,379

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	4.34%	1.09%	2.49%
Class A (including sales charge)	1.99%	0.63%	2.26%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 4,839,521,000
Holdings Count | Holding	740
Advisory Fees Paid, Amount	$ 8,612,000
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$4,839,521
# of Portfolio Holdings	740
Portfolio Turnover Rate	56%
Total Net Advisory Fees Paid During the Reporting Period	$8,612
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Health, Hospital & Nursing Home Revenue	12.8%
Local or Guaranteed Housing	10.6%
Port, Airport & Marina Revenue	7.0%
Sovereign	6.9%
Ad Valorem Property Tax	6.1%
Income Tax Revenue	5.7%
Natural Gas Revenue	4.5%
Industrial Revenue	4.1%
Electric Power & Light Revenue	4.0%
Sales Tax Revenue	4.0%
Water Revenue	2.8%
Other Investments	21.8%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	8.6%
Other Assets and Liabilities, Net	1.1%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
C000026596
Shareholder Report [Line Items]
Fund Name	PIMCO Municipal Bond Fund
Class Name	Class C
Trading Symbol	PMLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$127	1.25%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the housing sector contributed to relative performance versus the Bloomberg Municipal Bond Index (“Index”), as the sector outperformed the broader municipal market.

  Security selection within the industrial revenue sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the broader municipal market.

  Security selection within the special tax sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the broader municipal market.

  Yield curve strategies detracted from relative performance versus the Index, as front-end rates fell and long-end maturities rose.

  Security selection within the general obligation segment detracted from relative performance versus the Index, as the Fund’s holdings underperformed the broader municipal market.

  Underweight exposure to the water and sewer sector detracted from relative performance versus the Index, as the sector outperformed the broader municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class C (excluding sales charge)	Bloomberg Municipal Bond Index
3/31/16	$10,000	$10,000
4/30/16	$10,092	$10,074
5/31/16	$10,133	$10,101
6/30/16	$10,307	$10,261
7/31/16	$10,318	$10,268
8/31/16	$10,339	$10,282
9/30/16	$10,309	$10,230
10/31/16	$10,194	$10,123
11/30/16	$9,734	$9,745
12/31/16	$9,807	$9,860
1/31/17	$9,888	$9,925
2/28/17	$9,951	$9,994
3/31/17	$9,974	$10,015
4/30/17	$10,068	$10,088
5/31/17	$10,206	$10,248
6/30/17	$10,200	$10,211
7/31/17	$10,263	$10,294
8/31/17	$10,369	$10,372
9/30/17	$10,351	$10,320
10/31/17	$10,363	$10,345
11/30/17	$10,335	$10,289
12/31/17	$10,454	$10,397
1/31/18	$10,371	$10,275
2/28/18	$10,322	$10,244
3/31/18	$10,368	$10,282
4/30/18	$10,349	$10,245
5/31/18	$10,492	$10,362
6/30/18	$10,498	$10,371
7/31/18	$10,534	$10,396
8/31/18	$10,540	$10,423
9/30/18	$10,477	$10,356
10/31/18	$10,373	$10,292
11/30/18	$10,423	$10,406
12/31/18	$10,512	$10,530
1/31/19	$10,569	$10,610
2/28/19	$10,628	$10,667
3/31/19	$10,816	$10,835
4/30/19	$10,885	$10,876
5/31/19	$11,019	$11,026
6/30/19	$11,041	$11,067
7/31/19	$11,107	$11,156
8/31/19	$11,307	$11,332
9/30/19	$11,238	$11,241
10/31/19	$11,237	$11,261
11/30/19	$11,258	$11,289
12/31/19	$11,301	$11,324
1/31/20	$11,488	$11,527
2/29/20	$11,653	$11,676
3/31/20	$11,155	$11,252
4/30/20	$10,948	$11,111
5/31/20	$11,267	$11,465
6/30/20	$11,464	$11,559
7/31/20	$11,659	$11,754
8/31/20	$11,593	$11,699
9/30/20	$11,563	$11,701
10/31/20	$11,522	$11,666
11/30/20	$11,752	$11,842
12/31/20	$11,868	$11,914
1/31/21	$11,970	$11,990
2/28/21	$11,757	$11,799
3/31/21	$11,816	$11,872
4/30/21	$11,944	$11,972
5/31/21	$12,012	$12,008
6/30/21	$12,069	$12,040
7/31/21	$12,160	$12,140
8/31/21	$12,091	$12,096
9/30/21	$11,978	$12,009
10/31/21	$11,944	$11,973
11/30/21	$12,060	$12,075
12/31/21	$12,073	$12,095
1/31/22	$11,761	$11,764
2/28/22	$11,660	$11,722
3/31/22	$11,260	$11,342
4/30/22	$10,909	$11,028
5/31/22	$10,996	$11,192
6/30/22	$10,761	$11,008
7/31/22	$11,035	$11,299
8/31/22	$10,812	$11,052
9/30/22	$10,382	$10,627
10/31/22	$10,229	$10,539
11/30/22	$10,721	$11,032
12/31/22	$10,702	$11,064
1/31/23	$11,020	$11,381
2/28/23	$10,777	$11,124
3/31/23	$10,959	$11,371
4/30/23	$11,007	$11,345
5/31/23	$10,950	$11,247
6/30/23	$11,051	$11,359
7/31/23	$11,089	$11,404
8/31/23	$10,974	$11,240
9/30/23	$10,693	$10,911
10/31/23	$10,518	$10,818
11/30/23	$11,211	$11,504
12/31/23	$11,507	$11,772
1/31/24	$11,513	$11,712
2/29/24	$11,544	$11,727
3/31/24	$11,564	$11,726
4/30/24	$11,437	$11,581
5/31/24	$11,483	$11,547
6/30/24	$11,636	$11,724
7/31/24	$11,716	$11,831
8/31/24	$11,799	$11,924
9/30/24	$11,915	$12,042
10/31/24	$11,761	$11,867
11/30/24	$11,941	$12,072
12/31/24	$11,746	$11,896
1/31/25	$11,787	$11,955
2/28/25	$11,929	$12,074
3/31/25	$11,717	$11,869
4/30/25	$11,647	$11,774
5/31/25	$11,577	$11,781
6/30/25	$11,671	$11,855
7/31/25	$11,589	$11,831
8/31/25	$11,699	$11,934
9/30/25	$12,012	$12,210
10/31/25	$12,149	$12,361
11/30/25	$12,166	$12,390
12/31/25	$12,161	$12,401
1/31/26	$12,245	$12,517
2/28/26	$12,420	$12,673
3/31/26	$12,165	$12,379

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	3.82%	0.58%	1.98%
Class C (including sales charge)	2.82%	0.58%	1.98%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 4,839,521,000
Holdings Count | Holding	740
Advisory Fees Paid, Amount	$ 8,612,000
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$4,839,521
# of Portfolio Holdings	740
Portfolio Turnover Rate	56%
Total Net Advisory Fees Paid During the Reporting Period	$8,612
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Health, Hospital & Nursing Home Revenue	12.8%
Local or Guaranteed Housing	10.6%
Port, Airport & Marina Revenue	7.0%
Sovereign	6.9%
Ad Valorem Property Tax	6.1%
Income Tax Revenue	5.7%
Natural Gas Revenue	4.5%
Industrial Revenue	4.1%
Electric Power & Light Revenue	4.0%
Sales Tax Revenue	4.0%
Water Revenue	2.8%
Other Investments	21.8%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	8.6%
Other Assets and Liabilities, Net	1.1%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
C000026592
Shareholder Report [Line Items]
Fund Name	PIMCO Municipal Bond Fund
Class Name	Institutional Class
Trading Symbol	PFMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$45	0.44%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the housing sector contributed to relative performance versus the Bloomberg Municipal Bond Index (“Index”), as the sector outperformed the broader municipal market.

  Security selection within the industrial revenue sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the broader municipal market.

  Security selection within the special tax sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the broader municipal market.

  Yield curve strategies detracted from relative performance versus the Index, as front-end rates fell and long-end maturities rose.

  Security selection within the general obligation segment detracted from relative performance versus the Index, as the Fund’s holdings underperformed the broader municipal market.

  Underweight exposure to the water and sewer sector detracted from relative performance versus the Index, as the sector outperformed the broader municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Bloomberg Municipal Bond Index
3/31/16	$1,000,000	$1,000,000
4/30/16	$1,009,934	$1,007,353
5/31/16	$1,014,689	$1,010,078
6/30/16	$1,032,729	$1,026,147
7/31/16	$1,034,560	$1,026,773
8/31/16	$1,037,369	$1,028,159
9/30/16	$1,035,101	$1,023,027
10/31/16	$1,024,257	$1,012,295
11/30/16	$978,679	$974,540
12/31/16	$986,703	$985,982
1/31/17	$995,542	$992,482
2/28/17	$1,002,465	$999,374
3/31/17	$1,005,519	$1,001,543
4/30/17	$1,015,667	$1,008,810
5/31/17	$1,030,228	$1,024,821
6/30/17	$1,030,360	$1,021,145
7/31/17	$1,037,460	$1,029,407
8/31/17	$1,048,910	$1,037,241
9/30/17	$1,047,786	$1,031,967
10/31/17	$1,049,696	$1,034,486
11/30/17	$1,047,499	$1,028,947
12/31/17	$1,060,310	$1,039,702
1/31/18	$1,052,631	$1,027,461
2/28/18	$1,048,296	$1,024,391
3/31/18	$1,053,781	$1,028,172
4/30/18	$1,052,521	$1,024,503
5/31/18	$1,067,772	$1,036,235
6/30/18	$1,069,087	$1,037,119
7/31/18	$1,073,428	$1,039,636
8/31/18	$1,074,903	$1,042,306
9/30/18	$1,069,132	$1,035,558
10/31/18	$1,059,274	$1,029,181
11/30/18	$1,065,056	$1,040,572
12/31/18	$1,074,925	$1,053,031
1/31/19	$1,081,485	$1,060,991
2/28/19	$1,088,117	$1,066,672
3/31/19	$1,108,188	$1,083,534
4/30/19	$1,115,932	$1,087,606
5/31/19	$1,130,529	$1,102,600
6/30/19	$1,133,476	$1,106,671
7/31/19	$1,141,035	$1,115,590
8/31/19	$1,162,374	$1,133,187
9/30/19	$1,156,049	$1,124,103
10/31/19	$1,156,667	$1,126,118
11/30/19	$1,159,682	$1,128,934
12/31/19	$1,164,846	$1,132,381
1/31/20	$1,185,005	$1,152,726
2/29/20	$1,202,708	$1,167,591
3/31/20	$1,152,137	$1,125,239
4/30/20	$1,131,524	$1,111,117
5/31/20	$1,165,297	$1,146,463
6/30/20	$1,186,369	$1,155,899
7/31/20	$1,207,489	$1,175,367
8/31/20	$1,201,451	$1,169,852
9/30/20	$1,199,137	$1,170,100
10/31/20	$1,195,677	$1,166,585
11/30/20	$1,220,295	$1,184,190
12/31/20	$1,233,343	$1,191,404
1/31/21	$1,244,712	$1,198,996
2/28/21	$1,223,358	$1,179,946
3/31/21	$1,230,269	$1,187,223
4/30/21	$1,244,494	$1,197,181
5/31/21	$1,252,428	$1,200,752
6/30/21	$1,259,182	$1,204,050
7/31/21	$1,269,596	$1,214,035
8/31/21	$1,263,254	$1,209,580
9/30/21	$1,252,241	$1,200,851
10/31/21	$1,249,553	$1,197,340
11/30/21	$1,262,498	$1,207,533
12/31/21	$1,264,790	$1,209,481
1/31/22	$1,232,960	$1,176,374
2/28/22	$1,223,132	$1,172,159
3/31/22	$1,181,953	$1,134,161
4/30/22	$1,145,947	$1,102,791
5/31/22	$1,155,862	$1,119,173
6/30/22	$1,131,849	$1,100,843
7/31/22	$1,161,505	$1,129,929
8/31/22	$1,138,798	$1,105,165
9/30/22	$1,094,257	$1,062,748
10/31/22	$1,078,844	$1,053,910
11/30/22	$1,131,496	$1,103,205
12/31/22	$1,130,306	$1,106,363
1/31/23	$1,164,653	$1,138,143
2/28/23	$1,139,643	$1,112,408
3/31/23	$1,159,727	$1,137,089
4/30/23	$1,165,540	$1,134,492
5/31/23	$1,160,357	$1,124,661
6/30/23	$1,171,850	$1,135,927
7/31/23	$1,176,596	$1,140,420
8/31/23	$1,165,250	$1,124,003
9/30/23	$1,136,192	$1,091,060
10/31/23	$1,118,344	$1,081,775
11/30/23	$1,192,779	$1,150,447
12/31/23	$1,225,203	$1,177,186
1/31/24	$1,226,615	$1,171,174
2/29/24	$1,230,749	$1,172,678
3/31/24	$1,233,686	$1,172,641
4/30/24	$1,220,984	$1,158,118
5/31/24	$1,226,797	$1,154,721
6/30/24	$1,243,822	$1,172,420
7/31/24	$1,253,275	$1,183,106
8/31/24	$1,263,066	$1,192,437
9/30/24	$1,276,333	$1,204,223
10/31/24	$1,260,613	$1,186,664
11/30/24	$1,280,802	$1,207,162
12/31/24	$1,260,791	$1,189,588
1/31/25	$1,266,123	$1,195,550
2/28/25	$1,282,133	$1,207,404
3/31/25	$1,260,190	$1,186,941
4/30/25	$1,253,421	$1,177,379
5/31/25	$1,246,802	$1,178,135
6/30/25	$1,257,745	$1,185,469
7/31/25	$1,249,754	$1,183,075
8/31/25	$1,262,541	$1,193,358
9/30/25	$1,297,100	$1,220,994
10/31/25	$1,312,815	$1,236,137
11/30/25	$1,315,530	$1,238,973
12/31/25	$1,315,884	$1,240,088
1/31/26	$1,325,853	$1,251,726
2/28/26	$1,345,635	$1,267,326
3/31/26	$1,318,932	$1,237,891

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	4.66%	1.40%	2.81%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 4,839,521,000
Holdings Count | Holding	740
Advisory Fees Paid, Amount	$ 8,612,000
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$4,839,521
# of Portfolio Holdings	740
Portfolio Turnover Rate	56%
Total Net Advisory Fees Paid During the Reporting Period	$8,612
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Health, Hospital & Nursing Home Revenue	12.8%
Local or Guaranteed Housing	10.6%
Port, Airport & Marina Revenue	7.0%
Sovereign	6.9%
Ad Valorem Property Tax	6.1%
Income Tax Revenue	5.7%
Natural Gas Revenue	4.5%
Industrial Revenue	4.1%
Electric Power & Light Revenue	4.0%
Sales Tax Revenue	4.0%
Water Revenue	2.8%
Other Investments	21.8%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	8.6%
Other Assets and Liabilities, Net	1.1%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
C000064145
Shareholder Report [Line Items]
Fund Name	PIMCO Municipal Bond Fund
Class Name	I-2
Trading Symbol	PMUPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$55	0.54%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the housing sector contributed to relative performance versus the Bloomberg Municipal Bond Index (“Index”), as the sector outperformed the broader municipal market.

  Security selection within the industrial revenue sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the broader municipal market.

  Security selection within the special tax sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the broader municipal market.

  Yield curve strategies detracted from relative performance versus the Index, as front-end rates fell and long-end maturities rose.

  Security selection within the general obligation segment detracted from relative performance versus the Index, as the Fund’s holdings underperformed the broader municipal market.

  Underweight exposure to the water and sewer sector detracted from relative performance versus the Index, as the sector outperformed the broader municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-2	Bloomberg Municipal Bond Index
3/31/16	$1,000,000	$1,000,000
4/30/16	$1,009,849	$1,007,353
5/31/16	$1,014,521	$1,010,078
6/30/16	$1,032,475	$1,026,147
7/31/16	$1,034,218	$1,026,773
8/31/16	$1,036,938	$1,028,159
9/30/16	$1,034,580	$1,023,027
10/31/16	$1,023,660	$1,012,295
11/30/16	$978,002	$974,540
12/31/16	$985,931	$985,982
1/31/17	$994,685	$992,482
2/28/17	$1,001,526	$999,374
3/31/17	$1,004,487	$1,001,543
4/30/17	$1,014,547	$1,008,810
5/31/17	$1,029,006	$1,024,821
6/30/17	$1,029,047	$1,021,145
7/31/17	$1,036,056	$1,029,407
8/31/17	$1,047,402	$1,037,241
9/30/17	$1,046,191	$1,031,967
10/31/17	$1,048,012	$1,034,486
11/30/17	$1,045,733	$1,028,947
12/31/17	$1,058,430	$1,039,702
1/31/18	$1,050,678	$1,027,461
2/28/18	$1,046,270	$1,024,391
3/31/18	$1,051,652	$1,028,172
4/30/18	$1,050,311	$1,024,503
5/31/18	$1,065,439	$1,036,235
6/30/18	$1,066,661	$1,037,119
7/31/18	$1,070,905	$1,039,636
8/31/18	$1,072,277	$1,042,306
9/30/18	$1,066,441	$1,035,558
10/31/18	$1,056,518	$1,029,181
11/30/18	$1,062,194	$1,040,572
12/31/18	$1,071,946	$1,053,031
1/31/19	$1,078,398	$1,060,991
2/28/19	$1,084,930	$1,066,672
3/31/19	$1,104,849	$1,083,534
4/30/19	$1,112,480	$1,087,606
5/31/19	$1,126,934	$1,102,600
6/30/19	$1,129,787	$1,106,671
7/31/19	$1,137,226	$1,115,590
8/31/19	$1,158,390	$1,133,187
9/30/19	$1,151,999	$1,124,103
10/31/19	$1,152,517	$1,126,118
11/30/19	$1,155,424	$1,128,934
12/31/19	$1,160,471	$1,132,381
1/31/20	$1,180,452	$1,152,726
2/29/20	$1,197,997	$1,167,591
3/31/20	$1,147,529	$1,125,239
4/30/20	$1,126,909	$1,111,117
5/31/20	$1,160,448	$1,146,463
6/30/20	$1,181,335	$1,155,899
7/31/20	$1,202,258	$1,175,367
8/31/20	$1,196,153	$1,169,852
9/30/20	$1,193,751	$1,170,100
10/31/20	$1,190,202	$1,166,585
11/30/20	$1,214,612	$1,184,190
12/31/20	$1,227,485	$1,191,404
1/31/21	$1,238,707	$1,198,996
2/28/21	$1,217,360	$1,179,946
3/31/21	$1,224,133	$1,187,223
4/30/21	$1,238,177	$1,197,181
5/31/21	$1,245,970	$1,200,752
6/30/21	$1,252,587	$1,204,050
7/31/21	$1,262,836	$1,214,035
8/31/21	$1,256,425	$1,209,580
9/30/21	$1,245,368	$1,200,851
10/31/21	$1,242,591	$1,197,340
11/30/21	$1,255,362	$1,207,533
12/31/21	$1,257,527	$1,209,481
1/31/22	$1,225,781	$1,176,374
2/28/22	$1,215,916	$1,172,159
3/31/22	$1,174,878	$1,134,161
4/30/22	$1,138,987	$1,102,791
5/31/22	$1,148,753	$1,119,173
6/30/22	$1,124,794	$1,100,843
7/31/22	$1,154,171	$1,129,929
8/31/22	$1,131,511	$1,105,165
9/30/22	$1,087,156	$1,062,748
10/31/22	$1,071,758	$1,053,910
11/30/22	$1,123,972	$1,103,205
12/31/22	$1,122,689	$1,106,363
1/31/23	$1,156,715	$1,138,143
2/28/23	$1,131,788	$1,112,408
3/31/23	$1,151,630	$1,137,089
4/30/23	$1,157,315	$1,134,492
5/31/23	$1,152,071	$1,124,661
6/30/23	$1,163,380	$1,135,927
7/31/23	$1,168,000	$1,140,420
8/31/23	$1,156,638	$1,124,003
9/30/23	$1,127,697	$1,091,060
10/31/23	$1,109,891	$1,081,775
11/30/23	$1,183,669	$1,150,447
12/31/23	$1,215,740	$1,177,186
1/31/24	$1,217,043	$1,171,174
2/29/24	$1,221,047	$1,172,678
3/31/24	$1,223,857	$1,172,641
4/30/24	$1,211,156	$1,158,118
5/31/24	$1,216,814	$1,154,721
6/30/24	$1,233,607	$1,172,420
7/31/24	$1,242,878	$1,183,106
8/31/24	$1,252,474	$1,192,437
9/30/24	$1,265,534	$1,204,223
10/31/24	$1,249,839	$1,186,664
11/30/24	$1,269,751	$1,207,162
12/31/24	$1,249,805	$1,189,588
1/31/25	$1,254,981	$1,195,550
2/28/25	$1,270,754	$1,207,404
3/31/25	$1,248,908	$1,186,941
4/30/25	$1,242,094	$1,177,379
5/31/25	$1,235,427	$1,178,135
6/30/25	$1,246,173	$1,185,469
7/31/25	$1,238,149	$1,183,075
8/31/25	$1,250,708	$1,193,358
9/30/25	$1,284,839	$1,220,994
10/31/25	$1,300,289	$1,236,137
11/30/25	$1,302,879	$1,238,973
12/31/25	$1,303,116	$1,240,088
1/31/26	$1,312,876	$1,251,726
2/28/26	$1,332,364	$1,267,326
3/31/26	$1,305,817	$1,237,891

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	4.56%	1.30%	2.70%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 4,839,521,000
Holdings Count | Holding	740
Advisory Fees Paid, Amount	$ 8,612,000
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$4,839,521
# of Portfolio Holdings	740
Portfolio Turnover Rate	56%
Total Net Advisory Fees Paid During the Reporting Period	$8,612
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Health, Hospital & Nursing Home Revenue	12.8%
Local or Guaranteed Housing	10.6%
Port, Airport & Marina Revenue	7.0%
Sovereign	6.9%
Ad Valorem Property Tax	6.1%
Income Tax Revenue	5.7%
Natural Gas Revenue	4.5%
Industrial Revenue	4.1%
Electric Power & Light Revenue	4.0%
Sales Tax Revenue	4.0%
Water Revenue	2.8%
Other Investments	21.8%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	8.6%
Other Assets and Liabilities, Net	1.1%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
C000203303
Shareholder Report [Line Items]
Fund Name	PIMCO Municipal Bond Fund
Class Name	I-3
Trading Symbol	PMUNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$60	0.59%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the housing sector contributed to relative performance versus the Bloomberg Municipal Bond Index (“Index”), as the sector outperformed the broader municipal market.

  Security selection within the industrial revenue sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the broader municipal market.

  Security selection within the special tax sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the broader municipal market.

  Yield curve strategies detracted from relative performance versus the Index, as front-end rates fell and long-end maturities rose.

  Security selection within the general obligation segment detracted from relative performance versus the Index, as the Fund’s holdings underperformed the broader municipal market.

  Underweight exposure to the water and sewer sector detracted from relative performance versus the Index, as the sector outperformed the broader municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-3	Bloomberg Municipal Bond Index
3/31/16	$1,000,000	$1,000,000
4/30/16	$1,009,811	$1,007,353
5/31/16	$1,014,436	$1,010,078
6/30/16	$1,032,346	$1,026,147
7/31/16	$1,034,045	$1,026,773
8/31/16	$1,036,721	$1,028,159
9/30/16	$1,034,328	$1,023,027
10/31/16	$1,023,361	$1,012,295
11/30/16	$977,700	$974,540
12/31/16	$985,592	$985,982
1/31/17	$994,295	$992,482
2/28/17	$1,001,095	$999,374
3/31/17	$1,004,017	$1,001,543
4/30/17	$1,014,025	$1,008,810
5/31/17	$1,028,433	$1,024,821
6/30/17	$1,028,438	$1,021,145
7/31/17	$1,035,394	$1,029,407
8/31/17	$1,046,688	$1,037,241
9/30/17	$1,045,437	$1,031,967
10/31/17	$1,047,210	$1,034,486
11/30/17	$1,044,889	$1,028,947
12/31/17	$1,057,534	$1,039,702
1/31/18	$1,049,741	$1,027,461
2/28/18	$1,045,298	$1,024,391
3/31/18	$1,050,633	$1,028,172
4/30/18	$1,049,248	$1,024,503
5/31/18	$1,064,318	$1,036,235
6/30/18	$1,065,497	$1,037,119
7/31/18	$1,069,688	$1,039,636
8/31/18	$1,071,022	$1,042,306
9/30/18	$1,065,140	$1,035,558
10/31/18	$1,055,184	$1,029,181
11/30/18	$1,060,814	$1,040,572
12/31/18	$1,070,508	$1,053,031
1/31/19	$1,076,905	$1,060,991
2/28/19	$1,083,384	$1,066,672
3/31/19	$1,103,229	$1,083,534
4/30/19	$1,110,802	$1,087,606
5/31/19	$1,125,190	$1,102,600
6/30/19	$1,127,985	$1,106,671
7/31/19	$1,135,363	$1,115,590
8/31/19	$1,156,449	$1,133,187
9/30/19	$1,150,016	$1,124,103
10/31/19	$1,150,483	$1,126,118
11/30/19	$1,153,341	$1,128,934
12/31/19	$1,158,329	$1,132,381
1/31/20	$1,178,227	$1,152,726
2/29/20	$1,195,689	$1,167,591
3/31/20	$1,145,267	$1,125,239
4/30/20	$1,124,639	$1,111,117
5/31/20	$1,158,061	$1,146,463
6/30/20	$1,178,858	$1,155,899
7/31/20	$1,199,693	$1,175,367
8/31/20	$1,193,542	$1,169,852
9/30/20	$1,191,096	$1,170,100
10/31/20	$1,187,509	$1,166,585
11/30/20	$1,211,811	$1,184,190
12/31/20	$1,224,613	$1,191,404
1/31/21	$1,235,746	$1,198,996
2/28/21	$1,214,404	$1,179,946
3/31/21	$1,221,109	$1,187,223
4/30/21	$1,235,076	$1,197,181
5/31/21	$1,242,792	$1,200,752
6/30/21	$1,249,341	$1,204,050
7/31/21	$1,259,518	$1,214,035
8/31/21	$1,253,044	$1,209,580
9/30/21	$1,241,962	$1,200,851
10/31/21	$1,239,110	$1,197,340
11/30/21	$1,251,783	$1,207,533
12/31/21	$1,253,873	$1,209,481
1/31/22	$1,222,153	$1,176,374
2/28/22	$1,212,283	$1,172,159
3/31/22	$1,171,317	$1,134,161
4/30/22	$1,135,489	$1,102,791
5/31/22	$1,145,183	$1,119,173
6/30/22	$1,121,245	$1,100,843
7/31/22	$1,150,479	$1,129,929
8/31/22	$1,127,846	$1,105,165
9/30/22	$1,083,599	$1,062,748
10/31/22	$1,068,209	$1,053,910
11/30/22	$1,120,211	$1,103,205
12/31/22	$1,118,880	$1,106,363
1/31/23	$1,152,744	$1,138,143
2/28/23	$1,127,858	$1,112,408
3/31/23	$1,147,581	$1,137,089
4/30/23	$1,153,203	$1,134,492
5/31/23	$1,147,931	$1,124,661
6/30/23	$1,159,152	$1,135,927
7/31/23	$1,163,711	$1,140,420
8/31/23	$1,152,342	$1,124,003
9/30/23	$1,123,464	$1,091,060
10/31/23	$1,105,680	$1,081,775
11/30/23	$1,179,142	$1,150,447
12/31/23	$1,211,039	$1,177,186
1/31/24	$1,212,251	$1,171,174
2/29/24	$1,216,194	$1,172,678
3/31/24	$1,218,941	$1,172,641
4/30/24	$1,206,242	$1,158,118
5/31/24	$1,211,824	$1,154,721
6/30/24	$1,228,503	$1,172,420
7/31/24	$1,237,682	$1,183,106
8/31/24	$1,247,183	$1,192,437
9/30/24	$1,260,139	$1,204,223
10/31/24	$1,244,460	$1,186,664
11/30/24	$1,264,225	$1,207,162
12/31/24	$1,244,313	$1,189,588
1/31/25	$1,249,414	$1,195,550
2/28/25	$1,265,067	$1,207,404
3/31/25	$1,243,269	$1,186,941
4/30/25	$1,236,436	$1,177,379
5/31/25	$1,229,747	$1,178,135
6/30/25	$1,240,396	$1,185,469
7/31/25	$1,232,357	$1,183,075
8/31/25	$1,244,802	$1,193,358
9/30/25	$1,278,725	$1,220,994
10/31/25	$1,294,046	$1,236,137
11/30/25	$1,296,574	$1,238,973
12/31/25	$1,296,753	$1,240,088
1/31/26	$1,306,412	$1,251,726
2/28/26	$1,325,753	$1,267,326
3/31/26	$1,299,284	$1,237,891

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-3	4.51%	1.25%	2.65%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 4,839,521,000
Holdings Count | Holding	740
Advisory Fees Paid, Amount	$ 8,612,000
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$4,839,521
# of Portfolio Holdings	740
Portfolio Turnover Rate	56%
Total Net Advisory Fees Paid During the Reporting Period	$8,612
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Health, Hospital & Nursing Home Revenue	12.8%
Local or Guaranteed Housing	10.6%
Port, Airport & Marina Revenue	7.0%
Sovereign	6.9%
Ad Valorem Property Tax	6.1%
Income Tax Revenue	5.7%
Natural Gas Revenue	4.5%
Industrial Revenue	4.1%
Electric Power & Light Revenue	4.0%
Sales Tax Revenue	4.0%
Water Revenue	2.8%
Other Investments	21.8%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	8.6%
Other Assets and Liabilities, Net	1.1%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
C000114203
Shareholder Report [Line Items]
Fund Name	PIMCO National Intermediate Municipal Bond Fund
Class Name	Class A
Trading Symbol	PMNTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO National Intermediate Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$82	0.80%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the industrial revenue sector contributed to relative performance versus the Bloomberg 1-15 Year Municipal Bond Index ("Index"), as the Fund's holdings outperformed the broader municipal market.

  Overweight exposure to the housing sector contributed to relative performance versus the Index, as the sector outperformed the broader municipal market.

  Security selection within the healthcare sector contributed to relative performance versus the Index, as the Fund's holdings outperformed the broader municipal market.

  Yield curve strategies detracted from relative performance versus the Index, as front-end rates fell and long-end maturities rose.

  Security selection within the general obligation segment detracted from relative performance versus the Index, as the Fund's holdings underperformed the broader municipal market.

  Underweight exposure to the water and sewer sector detracted from relative performance versus the Index, as the sector outperformed the broader municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charge)	Bloomberg Municipal Bond Index	Bloomberg 1-15 Year Municipal Bond Index
3/31/16	$9,779	$10,000	$10,000
4/30/16	$9,858	$10,074	$10,060
5/31/16	$9,854	$10,101	$10,065
6/30/16	$10,017	$10,261	$10,190
7/31/16	$10,014	$10,268	$10,203
8/31/16	$10,038	$10,282	$10,207
9/30/16	$10,007	$10,230	$10,170
10/31/16	$9,910	$10,123	$10,087
11/30/16	$9,526	$9,745	$9,762
12/31/16	$9,590	$9,860	$9,857
1/31/17	$9,653	$9,925	$9,927
2/28/17	$9,699	$9,994	$9,993
3/31/17	$9,726	$10,015	$10,010
4/30/17	$9,808	$10,088	$10,081
5/31/17	$9,928	$10,248	$10,213
6/30/17	$9,909	$10,211	$10,174
7/31/17	$9,982	$10,294	$10,249
8/31/17	$10,075	$10,372	$10,316
9/30/17	$10,038	$10,320	$10,269
10/31/17	$10,056	$10,345	$10,283
11/30/17	$10,007	$10,289	$10,200
12/31/17	$10,064	$10,397	$10,284
1/31/18	$9,987	$10,275	$10,194
2/28/18	$9,950	$10,244	$10,168
3/31/18	$9,960	$10,282	$10,191
4/30/18	$9,940	$10,245	$10,163
5/31/18	$10,016	$10,362	$10,259
6/30/18	$10,027	$10,371	$10,277
7/31/18	$10,055	$10,396	$10,310
8/31/18	$10,077	$10,423	$10,328
9/30/18	$10,018	$10,356	$10,270
10/31/18	$9,960	$10,292	$10,228
11/30/18	$10,050	$10,406	$10,332
12/31/18	$10,137	$10,530	$10,447
1/31/19	$10,234	$10,610	$10,535
2/28/19	$10,294	$10,667	$10,586
3/31/19	$10,411	$10,835	$10,709
4/30/19	$10,451	$10,876	$10,731
5/31/19	$10,579	$11,026	$10,861
6/30/19	$10,617	$11,067	$10,906
7/31/19	$10,694	$11,156	$10,992
8/31/19	$10,822	$11,332	$11,120
9/30/19	$10,739	$11,241	$11,030
10/31/19	$10,746	$11,261	$11,058
11/30/19	$10,764	$11,289	$11,084
12/31/19	$10,801	$11,324	$11,119
1/31/20	$10,957	$11,527	$11,290
2/29/20	$11,063	$11,676	$11,396
3/31/20	$10,618	$11,252	$11,064
4/30/20	$10,515	$11,111	$10,985
5/31/20	$10,812	$11,465	$11,297
6/30/20	$10,939	$11,559	$11,362
7/31/20	$11,097	$11,754	$11,521
8/31/20	$11,081	$11,699	$11,483
9/30/20	$11,066	$11,701	$11,492
10/31/20	$11,041	$11,666	$11,463
11/30/20	$11,178	$11,842	$11,590
12/31/20	$11,255	$11,914	$11,645
1/31/21	$11,318	$11,990	$11,701
2/28/21	$11,161	$11,799	$11,553
3/31/21	$11,204	$11,872	$11,608
4/30/21	$11,290	$11,972	$11,680
5/31/21	$11,313	$12,008	$11,697
6/30/21	$11,337	$12,040	$11,712
7/31/21	$11,412	$12,140	$11,798
8/31/21	$11,374	$12,096	$11,773
9/30/21	$11,285	$12,009	$11,701
10/31/21	$11,257	$11,973	$11,667
11/30/21	$11,312	$12,075	$11,729
12/31/21	$11,322	$12,095	$11,746
1/31/22	$11,056	$11,764	$11,459
2/28/22	$10,998	$11,722	$11,423
3/31/22	$10,712	$11,342	$11,119
4/30/22	$10,478	$11,028	$10,886
5/31/22	$10,596	$11,192	$11,040
6/30/22	$10,478	$11,008	$10,947
7/31/22	$10,713	$11,299	$11,191
8/31/22	$10,533	$11,052	$10,998
9/30/22	$10,271	$10,627	$10,664
10/31/22	$10,187	$10,539	$10,624
11/30/22	$10,586	$11,032	$10,995
12/31/22	$10,602	$11,064	$11,047
1/31/23	$10,876	$11,381	$11,296
2/28/23	$10,681	$11,124	$11,083
3/31/23	$10,867	$11,371	$11,298
4/30/23	$10,870	$11,345	$11,267
5/31/23	$10,802	$11,247	$11,167
6/30/23	$10,874	$11,359	$11,252
7/31/23	$10,911	$11,404	$11,296
8/31/23	$10,832	$11,240	$11,182
9/30/23	$10,594	$10,911	$10,931
10/31/23	$10,493	$10,818	$10,886
11/30/23	$11,030	$11,504	$11,412
12/31/23	$11,299	$11,772	$11,628
1/31/24	$11,297	$11,712	$11,583
2/29/24	$11,339	$11,727	$11,595
3/31/24	$11,361	$11,726	$11,594
4/30/24	$11,252	$11,581	$11,475
5/31/24	$11,243	$11,547	$11,407
6/30/24	$11,384	$11,724	$11,554
7/31/24	$11,471	$11,831	$11,657
8/31/24	$11,550	$11,924	$11,760
9/30/24	$11,658	$12,042	$11,856
10/31/24	$11,489	$11,867	$11,706
11/30/24	$11,643	$12,072	$11,849
12/31/24	$11,505	$11,896	$11,730
1/31/25	$11,569	$11,955	$11,811
2/28/25	$11,700	$12,074	$11,926
3/31/25	$11,537	$11,869	$11,776
4/30/25	$11,501	$11,774	$11,703
5/31/25	$11,510	$11,781	$11,769
6/30/25	$11,609	$11,855	$11,859
7/31/25	$11,595	$11,831	$11,888
8/31/25	$11,697	$11,934	$11,988
9/30/25	$11,911	$12,210	$12,166
10/31/25	$12,015	$12,361	$12,271
11/30/25	$12,045	$12,390	$12,304
12/31/25	$12,055	$12,401	$12,338
1/31/26	$12,168	$12,517	$12,469
2/28/26	$12,305	$12,673	$12,595
3/31/26	$12,057	$12,379	$12,304

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	4.51%	1.48%	2.12%
Class A (including sales charge)	2.11%	1.02%	1.89%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg 1-15 Year Municipal Bond Index	4.49%	1.17%	2.10%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,446,781,000
Holdings Count | Holding	539
Advisory Fees Paid, Amount	$ 2,580,000
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,446,781
# of Portfolio Holdings	539
Portfolio Turnover Rate	36%
Total Net Advisory Fees Paid During the Reporting Period	$2,580
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Local or Guaranteed Housing	11.5%
Health, Hospital & Nursing Home Revenue	10.7%
Port, Airport & Marina Revenue	8.4%
Ad Valorem Property Tax	7.3%
Sovereign	6.9%
Electric Power & Light Revenue	6.5%
Natural Gas Revenue	5.8%
Industrial Revenue	5.4%
Resource Recovery Revenue	2.7%
College & University Revenue	2.5%
Sales Tax Revenue	2.5%
Other Investments	19.9%
Short-Term Instruments	0.3%
Affiliated Investments FR_72201W154	8.5%
Other Assets and Liabilities, Net	1.1%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Reorganization. At a meeting held on August 19-20, 2025, the Board of Trustees considered and approved an Agreement and Plan of Reorganization providing for the reorganization of PIMCO National Municipal Intermediate Value Fund with and into the Fund. The Reorganization closed on November 21, 2025.

Material Fund Change Strategies [Text Block]

Reorganization. At a meeting held on August 19-20, 2025, the Board of Trustees considered and approved an Agreement and Plan of Reorganization providing for the reorganization of PIMCO National Municipal Intermediate Value Fund with and into the Fund. The Reorganization closed on November 21, 2025.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000114204
Shareholder Report [Line Items]
Fund Name	PIMCO National Intermediate Municipal Bond Fund
Class Name	Class C
Trading Symbol	PMNNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO National Intermediate Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$133	1.30%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the industrial revenue sector contributed to relative performance versus the Bloomberg 1-15 Year Municipal Bond Index ("Index"), as the Fund's holdings outperformed the broader municipal market.

  Overweight exposure to the housing sector contributed to relative performance versus the Index, as the sector outperformed the broader municipal market.

  Security selection within the healthcare sector contributed to relative performance versus the Index, as the Fund's holdings outperformed the broader municipal market.

  Yield curve strategies detracted from relative performance versus the Index, as front-end rates fell and long-end maturities rose.

  Security selection within the general obligation segment detracted from relative performance versus the Index, as the Fund's holdings underperformed the broader municipal market.

  Underweight exposure to the water and sewer sector detracted from relative performance versus the Index, as the sector outperformed the broader municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class C (excluding sales charge)	Bloomberg Municipal Bond Index	Bloomberg 1-15 Year Municipal Bond Index
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,077	$10,074	$10,060
5/31/16	$10,068	$10,101	$10,065
6/30/16	$10,231	$10,261	$10,190
7/31/16	$10,223	$10,268	$10,203
8/31/16	$10,243	$10,282	$10,207
9/30/16	$10,208	$10,230	$10,170
10/31/16	$10,104	$10,123	$10,087
11/30/16	$9,709	$9,745	$9,762
12/31/16	$9,769	$9,860	$9,857
1/31/17	$9,829	$9,925	$9,927
2/28/17	$9,873	$9,994	$9,993
3/31/17	$9,896	$10,015	$10,010
4/30/17	$9,975	$10,088	$10,081
5/31/17	$10,093	$10,248	$10,213
6/30/17	$10,069	$10,211	$10,174
7/31/17	$10,140	$10,294	$10,249
8/31/17	$10,230	$10,372	$10,316
9/30/17	$10,188	$10,320	$10,269
10/31/17	$10,202	$10,345	$10,283
11/30/17	$10,148	$10,289	$10,200
12/31/17	$10,202	$10,397	$10,284
1/31/18	$10,119	$10,275	$10,194
2/28/18	$10,078	$10,244	$10,168
3/31/18	$10,083	$10,282	$10,191
4/30/18	$10,059	$10,245	$10,163
5/31/18	$10,132	$10,362	$10,259
6/30/18	$10,139	$10,371	$10,277
7/31/18	$10,163	$10,396	$10,310
8/31/18	$10,181	$10,423	$10,328
9/30/18	$10,117	$10,356	$10,270
10/31/18	$10,054	$10,292	$10,228
11/30/18	$10,140	$10,406	$10,332
12/31/18	$10,224	$10,530	$10,447
1/31/19	$10,318	$10,610	$10,535
2/28/19	$10,374	$10,667	$10,586
3/31/19	$10,488	$10,835	$10,709
4/30/19	$10,524	$10,876	$10,731
5/31/19	$10,648	$11,026	$10,861
6/30/19	$10,682	$11,067	$10,906
7/31/19	$10,755	$11,156	$10,992
8/31/19	$10,879	$11,332	$11,120
9/30/19	$10,792	$11,241	$11,030
10/31/19	$10,794	$11,261	$11,058
11/30/19	$10,808	$11,289	$11,084
12/31/19	$10,840	$11,324	$11,119
1/31/20	$10,992	$11,527	$11,290
2/29/20	$11,094	$11,676	$11,396
3/31/20	$10,644	$11,252	$11,064
4/30/20	$10,536	$11,111	$10,985
5/31/20	$10,828	$11,465	$11,297
6/30/20	$10,951	$11,559	$11,362
7/31/20	$11,104	$11,754	$11,521
8/31/20	$11,084	$11,699	$11,483
9/30/20	$11,065	$11,701	$11,492
10/31/20	$11,035	$11,666	$11,463
11/30/20	$11,167	$11,842	$11,590
12/31/20	$11,239	$11,914	$11,645
1/31/21	$11,298	$11,990	$11,701
2/28/21	$11,136	$11,799	$11,553
3/31/21	$11,175	$11,872	$11,608
4/30/21	$11,256	$11,972	$11,680
5/31/21	$11,274	$12,008	$11,697
6/30/21	$11,294	$12,040	$11,712
7/31/21	$11,363	$12,140	$11,798
8/31/21	$11,320	$12,096	$11,773
9/30/21	$11,228	$12,009	$11,701
10/31/21	$11,195	$11,973	$11,667
11/30/21	$11,245	$12,075	$11,729
12/31/21	$11,249	$12,095	$11,746
1/31/22	$10,980	$11,764	$11,459
2/28/22	$10,919	$11,722	$11,423
3/31/22	$10,630	$11,342	$11,119
4/30/22	$10,394	$11,028	$10,886
5/31/22	$10,507	$11,192	$11,040
6/30/22	$10,385	$11,008	$10,947
7/31/22	$10,614	$11,299	$11,191
8/31/22	$10,431	$11,052	$10,998
9/30/22	$10,167	$10,627	$10,664
10/31/22	$10,079	$10,539	$10,624
11/30/22	$10,470	$11,032	$10,995
12/31/22	$10,481	$11,064	$11,047
1/31/23	$10,748	$11,381	$11,296
2/28/23	$10,551	$11,124	$11,083
3/31/23	$10,730	$11,371	$11,298
4/30/23	$10,729	$11,345	$11,267
5/31/23	$10,657	$11,247	$11,167
6/30/23	$10,724	$11,359	$11,252
7/31/23	$10,756	$11,404	$11,296
8/31/23	$10,674	$11,240	$11,182
9/30/23	$10,435	$10,911	$10,931
10/31/23	$10,331	$10,818	$10,886
11/30/23	$10,856	$11,504	$11,412
12/31/23	$11,116	$11,772	$11,628
1/31/24	$11,109	$11,712	$11,583
2/29/24	$11,146	$11,727	$11,595
3/31/24	$11,163	$11,726	$11,594
4/30/24	$11,051	$11,581	$11,475
5/31/24	$11,038	$11,547	$11,407
6/30/24	$11,171	$11,724	$11,554
7/31/24	$11,252	$11,831	$11,657
8/31/24	$11,324	$11,924	$11,760
9/30/24	$11,426	$12,042	$11,856
10/31/24	$11,256	$11,867	$11,706
11/30/24	$11,401	$12,072	$11,849
12/31/24	$11,262	$11,896	$11,730
1/31/25	$11,319	$11,955	$11,811
2/28/25	$11,443	$12,074	$11,926
3/31/25	$11,279	$11,869	$11,776
4/30/25	$11,239	$11,774	$11,703
5/31/25	$11,243	$11,781	$11,769
6/30/25	$11,335	$11,855	$11,859
7/31/25	$11,317	$11,831	$11,888
8/31/25	$11,412	$11,934	$11,988
9/30/25	$11,616	$12,210	$12,166
10/31/25	$11,712	$12,361	$12,271
11/30/25	$11,737	$12,390	$12,304
12/31/25	$11,742	$12,401	$12,338
1/31/26	$11,846	$12,517	$12,469
2/28/26	$11,975	$12,673	$12,595
3/31/26	$11,729	$12,379	$12,304

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	3.99%	0.97%	1.61%
Class C (including sales charge)	2.99%	0.97%	1.61%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg 1-15 Year Municipal Bond Index	4.49%	1.17%	2.10%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,446,781,000
Holdings Count | Holding	539
Advisory Fees Paid, Amount	$ 2,580,000
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,446,781
# of Portfolio Holdings	539
Portfolio Turnover Rate	36%
Total Net Advisory Fees Paid During the Reporting Period	$2,580
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Local or Guaranteed Housing	11.5%
Health, Hospital & Nursing Home Revenue	10.7%
Port, Airport & Marina Revenue	8.4%
Ad Valorem Property Tax	7.3%
Sovereign	6.9%
Electric Power & Light Revenue	6.5%
Natural Gas Revenue	5.8%
Industrial Revenue	5.4%
Resource Recovery Revenue	2.7%
College & University Revenue	2.5%
Sales Tax Revenue	2.5%
Other Investments	19.9%
Short-Term Instruments	0.3%
Affiliated Investments FR_72201W154	8.5%
Other Assets and Liabilities, Net	1.1%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Reorganization. At a meeting held on August 19-20, 2025, the Board of Trustees considered and approved an Agreement and Plan of Reorganization providing for the reorganization of PIMCO National Municipal Intermediate Value Fund with and into the Fund. The Reorganization closed on November 21, 2025.

Material Fund Change Strategies [Text Block]

Reorganization. At a meeting held on August 19-20, 2025, the Board of Trustees considered and approved an Agreement and Plan of Reorganization providing for the reorganization of PIMCO National Municipal Intermediate Value Fund with and into the Fund. The Reorganization closed on November 21, 2025.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000114206
Shareholder Report [Line Items]
Fund Name	PIMCO National Intermediate Municipal Bond Fund
Class Name	Institutional Class
Trading Symbol	PMNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO National Intermediate Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the industrial revenue sector contributed to relative performance versus the Bloomberg 1-15 Year Municipal Bond Index ("Index"), as the Fund's holdings outperformed the broader municipal market.

  Overweight exposure to the housing sector contributed to relative performance versus the Index, as the sector outperformed the broader municipal market.

  Security selection within the healthcare sector contributed to relative performance versus the Index, as the Fund's holdings outperformed the broader municipal market.

  Yield curve strategies detracted from relative performance versus the Index, as front-end rates fell and long-end maturities rose.

  Security selection within the general obligation segment detracted from relative performance versus the Index, as the Fund's holdings underperformed the broader municipal market.

  Underweight exposure to the water and sewer sector detracted from relative performance versus the Index, as the sector outperformed the broader municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Bloomberg Municipal Bond Index	Bloomberg 1-15 Year Municipal Bond Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,008,385	$1,007,353	$1,006,030
5/31/16	$1,008,254	$1,010,078	$1,006,487
6/30/16	$1,025,257	$1,026,147	$1,018,950
7/31/16	$1,025,216	$1,026,773	$1,020,326
8/31/16	$1,027,956	$1,028,159	$1,020,684
9/30/16	$1,025,140	$1,023,027	$1,016,992
10/31/16	$1,015,422	$1,012,295	$1,008,738
11/30/16	$976,387	$974,540	$976,232
12/31/16	$983,253	$985,982	$985,717
1/31/17	$989,959	$992,482	$992,655
2/28/17	$994,973	$999,374	$999,281
3/31/17	$998,077	$1,001,543	$1,000,966
4/30/17	$1,006,735	$1,008,810	$1,008,110
5/31/17	$1,019,366	$1,024,821	$1,021,320
6/30/17	$1,017,719	$1,021,145	$1,017,403
7/31/17	$1,025,501	$1,029,407	$1,024,857
8/31/17	$1,035,419	$1,037,241	$1,031,648
9/30/17	$1,031,862	$1,031,967	$1,026,851
10/31/17	$1,033,981	$1,034,486	$1,028,307
11/30/17	$1,029,324	$1,028,947	$1,019,951
12/31/17	$1,035,504	$1,039,702	$1,028,408
1/31/18	$1,027,845	$1,027,461	$1,019,444
2/28/18	$1,024,280	$1,024,391	$1,016,835
3/31/18	$1,025,611	$1,028,172	$1,019,066
4/30/18	$1,023,843	$1,024,503	$1,016,347
5/31/18	$1,032,015	$1,036,235	$1,025,871
6/30/18	$1,033,430	$1,037,119	$1,027,681
7/31/18	$1,036,681	$1,039,636	$1,030,968
8/31/18	$1,039,271	$1,042,306	$1,032,803
9/30/18	$1,033,410	$1,035,558	$1,027,048
10/31/18	$1,027,750	$1,029,181	$1,022,829
11/30/18	$1,037,331	$1,040,572	$1,033,239
12/31/18	$1,046,655	$1,053,031	$1,044,659
1/31/19	$1,056,974	$1,060,991	$1,053,524
2/28/19	$1,063,426	$1,066,672	$1,058,637
3/31/19	$1,075,858	$1,083,534	$1,070,927
4/30/19	$1,080,247	$1,087,606	$1,073,104
5/31/19	$1,093,828	$1,102,600	$1,086,125
6/30/19	$1,098,019	$1,106,671	$1,090,622
7/31/19	$1,106,346	$1,115,590	$1,099,215
8/31/19	$1,119,907	$1,133,187	$1,111,995
9/30/19	$1,111,698	$1,124,103	$1,102,968
10/31/19	$1,112,760	$1,126,118	$1,105,847
11/30/19	$1,114,934	$1,128,934	$1,108,417
12/31/19	$1,119,065	$1,132,381	$1,111,915
1/31/20	$1,135,595	$1,152,726	$1,128,960
2/29/20	$1,146,858	$1,167,591	$1,139,634
3/31/20	$1,101,082	$1,125,239	$1,106,375
4/30/20	$1,090,682	$1,111,117	$1,098,489
5/31/20	$1,121,800	$1,146,463	$1,129,654
6/30/20	$1,135,330	$1,155,899	$1,136,190
7/31/20	$1,152,040	$1,175,367	$1,152,113
8/31/20	$1,150,716	$1,169,852	$1,148,257
9/30/20	$1,149,541	$1,170,100	$1,149,207
10/31/20	$1,147,301	$1,166,585	$1,146,313
11/30/20	$1,161,798	$1,184,190	$1,158,996
12/31/20	$1,170,211	$1,191,404	$1,164,539
1/31/21	$1,177,105	$1,198,996	$1,170,084
2/28/21	$1,161,026	$1,179,946	$1,155,309
3/31/21	$1,165,917	$1,187,223	$1,160,755
4/30/21	$1,175,218	$1,197,181	$1,168,026
5/31/21	$1,177,941	$1,200,752	$1,169,719
6/30/21	$1,180,795	$1,204,050	$1,171,183
7/31/21	$1,188,947	$1,214,035	$1,179,760
8/31/21	$1,185,304	$1,209,580	$1,177,342
9/30/21	$1,176,416	$1,200,851	$1,170,138
10/31/21	$1,173,842	$1,197,340	$1,166,709
11/30/21	$1,179,885	$1,207,533	$1,172,901
12/31/21	$1,181,264	$1,209,481	$1,174,590
1/31/22	$1,153,831	$1,176,374	$1,145,890
2/28/22	$1,148,135	$1,172,159	$1,142,346
3/31/22	$1,118,580	$1,134,161	$1,111,933
4/30/22	$1,094,549	$1,102,791	$1,088,624
5/31/22	$1,107,185	$1,119,173	$1,103,958
6/30/22	$1,095,120	$1,100,843	$1,094,677
7/31/22	$1,119,987	$1,129,929	$1,119,116
8/31/22	$1,101,508	$1,105,165	$1,099,769
9/30/22	$1,074,493	$1,062,748	$1,066,405
10/31/22	$1,065,949	$1,053,910	$1,062,353
11/30/22	$1,108,015	$1,103,205	$1,099,548
12/31/22	$1,110,043	$1,106,363	$1,104,725
1/31/23	$1,139,088	$1,138,143	$1,129,562
2/28/23	$1,118,951	$1,112,408	$1,108,290
3/31/23	$1,138,798	$1,137,089	$1,129,804
4/30/23	$1,139,452	$1,134,492	$1,126,681
5/31/23	$1,132,598	$1,124,661	$1,116,732
6/30/23	$1,140,529	$1,135,927	$1,125,160
7/31/23	$1,144,675	$1,140,420	$1,129,576
8/31/23	$1,136,807	$1,124,003	$1,118,201
9/30/23	$1,112,112	$1,091,060	$1,093,080
10/31/23	$1,101,879	$1,081,775	$1,088,591
11/30/23	$1,158,574	$1,150,447	$1,141,190
12/31/23	$1,187,177	$1,177,186	$1,162,808
1/31/24	$1,187,257	$1,171,174	$1,158,319
2/29/24	$1,192,044	$1,172,678	$1,159,463
3/31/24	$1,194,708	$1,172,641	$1,159,416
4/30/24	$1,183,579	$1,158,118	$1,147,510
5/31/24	$1,183,041	$1,154,721	$1,140,695
6/30/24	$1,198,112	$1,172,420	$1,155,435
7/31/24	$1,207,629	$1,183,106	$1,165,692
8/31/24	$1,216,368	$1,192,437	$1,176,005
9/30/24	$1,228,073	$1,204,223	$1,185,610
10/31/24	$1,210,668	$1,186,664	$1,170,566
11/30/24	$1,227,203	$1,207,162	$1,184,948
12/31/24	$1,213,089	$1,189,588	$1,173,039
1/31/25	$1,220,130	$1,195,550	$1,181,050
2/28/25	$1,234,292	$1,207,404	$1,192,601
3/31/25	$1,217,462	$1,186,941	$1,177,600
4/30/25	$1,213,971	$1,177,379	$1,170,316
5/31/25	$1,215,289	$1,178,135	$1,176,928
6/30/25	$1,226,078	$1,185,469	$1,185,878
7/31/25	$1,225,011	$1,183,075	$1,188,823
8/31/25	$1,236,156	$1,193,358	$1,198,809
9/30/25	$1,259,158	$1,220,994	$1,216,593
10/31/25	$1,270,508	$1,236,137	$1,227,131
11/30/25	$1,274,044	$1,238,973	$1,230,407
12/31/25	$1,275,488	$1,240,088	$1,233,802
1/31/26	$1,287,790	$1,251,726	$1,246,861
2/28/26	$1,302,678	$1,267,326	$1,259,510
3/31/26	$1,276,783	$1,237,891	$1,230,424

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	4.87%	1.83%	2.47%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg 1-15 Year Municipal Bond Index	4.49%	1.17%	2.10%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,446,781,000
Holdings Count | Holding	539
Advisory Fees Paid, Amount	$ 2,580,000
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,446,781
# of Portfolio Holdings	539
Portfolio Turnover Rate	36%
Total Net Advisory Fees Paid During the Reporting Period	$2,580
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Local or Guaranteed Housing	11.5%
Health, Hospital & Nursing Home Revenue	10.7%
Port, Airport & Marina Revenue	8.4%
Ad Valorem Property Tax	7.3%
Sovereign	6.9%
Electric Power & Light Revenue	6.5%
Natural Gas Revenue	5.8%
Industrial Revenue	5.4%
Resource Recovery Revenue	2.7%
College & University Revenue	2.5%
Sales Tax Revenue	2.5%
Other Investments	19.9%
Short-Term Instruments	0.3%
Affiliated Investments FR_72201W154	8.5%
Other Assets and Liabilities, Net	1.1%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Reorganization. At a meeting held on August 19-20, 2025, the Board of Trustees considered and approved an Agreement and Plan of Reorganization providing for the reorganization of PIMCO National Municipal Intermediate Value Fund with and into the Fund. The Reorganization closed on November 21, 2025.

Material Fund Change Strategies [Text Block]

Reorganization. At a meeting held on August 19-20, 2025, the Board of Trustees considered and approved an Agreement and Plan of Reorganization providing for the reorganization of PIMCO National Municipal Intermediate Value Fund with and into the Fund. The Reorganization closed on November 21, 2025.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000114207
Shareholder Report [Line Items]
Fund Name	PIMCO National Intermediate Municipal Bond Fund
Class Name	I-2
Trading Symbol	PMNPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO National Intermediate Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the industrial revenue sector contributed to relative performance versus the Bloomberg 1-15 Year Municipal Bond Index ("Index"), as the Fund's holdings outperformed the broader municipal market.

  Overweight exposure to the housing sector contributed to relative performance versus the Index, as the sector outperformed the broader municipal market.

  Security selection within the healthcare sector contributed to relative performance versus the Index, as the Fund's holdings outperformed the broader municipal market.

  Yield curve strategies detracted from relative performance versus the Index, as front-end rates fell and long-end maturities rose.

  Security selection within the general obligation segment detracted from relative performance versus the Index, as the Fund's holdings underperformed the broader municipal market.

  Underweight exposure to the water and sewer sector detracted from relative performance versus the Index, as the sector outperformed the broader municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-2	Bloomberg Municipal Bond Index	Bloomberg 1-15 Year Municipal Bond Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,008,299	$1,007,353	$1,006,030
5/31/16	$1,008,085	$1,010,078	$1,006,487
6/30/16	$1,025,001	$1,026,147	$1,018,950
7/31/16	$1,024,873	$1,026,773	$1,020,326
8/31/16	$1,027,524	$1,028,159	$1,020,684
9/30/16	$1,024,620	$1,023,027	$1,016,992
10/31/16	$1,014,827	$1,012,295	$1,008,738
11/30/16	$975,735	$974,540	$976,232
12/31/16	$982,511	$985,982	$985,717
1/31/17	$989,134	$992,482	$992,655
2/28/17	$994,067	$999,374	$999,281
3/31/17	$997,078	$1,001,543	$1,000,966
4/30/17	$1,005,650	$1,008,810	$1,008,110
5/31/17	$1,018,181	$1,024,821	$1,021,320
6/30/17	$1,016,448	$1,021,145	$1,017,403
7/31/17	$1,024,139	$1,029,407	$1,024,857
8/31/17	$1,033,957	$1,037,241	$1,031,648
9/30/17	$1,030,317	$1,031,967	$1,026,851
10/31/17	$1,032,347	$1,034,486	$1,028,307
11/30/17	$1,027,612	$1,028,947	$1,019,951
12/31/17	$1,033,692	$1,039,702	$1,028,408
1/31/18	$1,025,961	$1,027,461	$1,019,444
2/28/18	$1,022,324	$1,024,391	$1,016,835
3/31/18	$1,023,563	$1,028,172	$1,019,066
4/30/18	$1,021,715	$1,024,503	$1,016,347
5/31/18	$1,029,782	$1,036,235	$1,025,871
6/30/18	$1,031,107	$1,037,119	$1,027,681
7/31/18	$1,034,265	$1,039,636	$1,030,968
8/31/18	$1,036,752	$1,042,306	$1,032,803
9/30/18	$1,030,829	$1,035,558	$1,027,048
10/31/18	$1,025,096	$1,029,181	$1,022,829
11/30/18	$1,034,561	$1,040,572	$1,033,239
12/31/18	$1,043,775	$1,053,031	$1,044,659
1/31/19	$1,053,978	$1,060,991	$1,053,524
2/28/19	$1,060,330	$1,066,672	$1,058,637
3/31/19	$1,072,634	$1,083,534	$1,070,927
4/30/19	$1,076,922	$1,087,606	$1,073,104
5/31/19	$1,090,367	$1,102,600	$1,086,125
6/30/19	$1,094,461	$1,106,671	$1,090,622
7/31/19	$1,102,668	$1,115,590	$1,099,215
8/31/19	$1,116,083	$1,133,187	$1,111,995
9/30/19	$1,107,817	$1,124,103	$1,102,968
10/31/19	$1,108,781	$1,126,118	$1,105,847
11/30/19	$1,110,853	$1,128,934	$1,108,417
12/31/19	$1,114,875	$1,132,381	$1,111,915
1/31/20	$1,131,244	$1,152,726	$1,128,960
2/29/20	$1,142,377	$1,167,591	$1,139,634
3/31/20	$1,096,689	$1,125,239	$1,106,375
4/30/20	$1,086,241	$1,111,117	$1,098,489
5/31/20	$1,117,135	$1,146,463	$1,129,654
6/30/20	$1,130,517	$1,155,899	$1,136,190
7/31/20	$1,147,054	$1,175,367	$1,152,113
8/31/20	$1,145,644	$1,169,852	$1,148,257
9/30/20	$1,144,381	$1,170,100	$1,149,207
10/31/20	$1,142,051	$1,166,585	$1,146,313
11/30/20	$1,156,389	$1,184,190	$1,158,996
12/31/20	$1,164,655	$1,191,404	$1,164,539
1/31/21	$1,171,427	$1,198,996	$1,170,084
2/28/21	$1,155,335	$1,179,946	$1,155,309
3/31/21	$1,160,104	$1,187,223	$1,160,755
4/30/21	$1,169,256	$1,197,181	$1,168,026
5/31/21	$1,171,866	$1,200,752	$1,169,719
6/30/21	$1,174,609	$1,204,050	$1,171,183
7/31/21	$1,182,615	$1,214,035	$1,179,760
8/31/21	$1,178,895	$1,209,580	$1,177,342
9/30/21	$1,169,957	$1,200,851	$1,170,138
10/31/21	$1,167,298	$1,197,340	$1,166,709
11/30/21	$1,173,211	$1,207,533	$1,172,901
12/31/21	$1,174,477	$1,209,481	$1,174,590
1/31/22	$1,147,109	$1,176,374	$1,145,890
2/28/22	$1,141,358	$1,172,159	$1,142,346
3/31/22	$1,111,882	$1,134,161	$1,111,933
4/30/22	$1,087,901	$1,102,791	$1,088,624
5/31/22	$1,100,368	$1,119,173	$1,103,958
6/30/22	$1,088,287	$1,100,843	$1,094,677
7/31/22	$1,112,907	$1,129,929	$1,119,116
8/31/22	$1,094,452	$1,105,165	$1,099,769
9/30/22	$1,067,501	$1,062,748	$1,066,405
10/31/22	$1,058,926	$1,053,910	$1,062,353
11/30/22	$1,100,627	$1,103,205	$1,099,548
12/31/22	$1,102,542	$1,106,363	$1,104,725
1/31/23	$1,131,302	$1,138,143	$1,129,562
2/28/23	$1,111,218	$1,112,408	$1,108,290
3/31/23	$1,130,826	$1,137,089	$1,129,804
4/30/23	$1,131,390	$1,134,492	$1,126,681
5/31/23	$1,124,489	$1,124,661	$1,116,732
6/30/23	$1,132,265	$1,135,927	$1,125,160
7/31/23	$1,136,291	$1,140,420	$1,129,576
8/31/23	$1,128,386	$1,124,003	$1,118,201
9/30/23	$1,103,792	$1,091,060	$1,093,080
10/31/23	$1,093,543	$1,081,775	$1,088,591
11/30/23	$1,149,720	$1,150,447	$1,141,190
12/31/23	$1,178,003	$1,177,186	$1,162,808
1/31/24	$1,177,987	$1,171,174	$1,158,319
2/29/24	$1,182,644	$1,172,678	$1,159,463
3/31/24	$1,185,188	$1,172,641	$1,159,416
4/30/24	$1,174,052	$1,158,118	$1,147,510
5/31/24	$1,173,411	$1,154,721	$1,140,695
6/30/24	$1,188,268	$1,172,420	$1,155,435
7/31/24	$1,197,606	$1,183,106	$1,165,692
8/31/24	$1,206,164	$1,192,437	$1,176,005
9/30/24	$1,217,678	$1,204,223	$1,185,610
10/31/24	$1,200,318	$1,186,664	$1,170,566
11/30/24	$1,216,609	$1,207,162	$1,184,948
12/31/24	$1,202,515	$1,189,588	$1,173,039
1/31/25	$1,209,389	$1,195,550	$1,181,050
2/28/25	$1,223,334	$1,207,404	$1,192,601
3/31/25	$1,206,557	$1,186,941	$1,177,600
4/30/25	$1,203,003	$1,177,379	$1,170,316
5/31/25	$1,204,204	$1,178,135	$1,176,928
6/30/25	$1,214,799	$1,185,469	$1,185,878
7/31/25	$1,213,640	$1,183,075	$1,188,823
8/31/25	$1,224,575	$1,193,358	$1,198,809
9/30/25	$1,247,263	$1,220,994	$1,216,593
10/31/25	$1,258,392	$1,236,137	$1,227,131
11/30/25	$1,261,799	$1,238,973	$1,230,407
12/31/25	$1,263,119	$1,240,088	$1,233,802
1/31/26	$1,275,195	$1,251,726	$1,246,861
2/28/26	$1,289,839	$1,267,326	$1,259,510
3/31/26	$1,264,095	$1,237,891	$1,230,424

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	4.77%	1.73%	2.37%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg 1-15 Year Municipal Bond Index	4.49%	1.17%	2.10%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,446,781,000
Holdings Count | Holding	539
Advisory Fees Paid, Amount	$ 2,580,000
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,446,781
# of Portfolio Holdings	539
Portfolio Turnover Rate	36%
Total Net Advisory Fees Paid During the Reporting Period	$2,580
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Local or Guaranteed Housing	11.5%
Health, Hospital & Nursing Home Revenue	10.7%
Port, Airport & Marina Revenue	8.4%
Ad Valorem Property Tax	7.3%
Sovereign	6.9%
Electric Power & Light Revenue	6.5%
Natural Gas Revenue	5.8%
Industrial Revenue	5.4%
Resource Recovery Revenue	2.7%
College & University Revenue	2.5%
Sales Tax Revenue	2.5%
Other Investments	19.9%
Short-Term Instruments	0.3%
Affiliated Investments FR_72201W154	8.5%
Other Assets and Liabilities, Net	1.1%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Reorganization. At a meeting held on August 19-20, 2025, the Board of Trustees considered and approved an Agreement and Plan of Reorganization providing for the reorganization of PIMCO National Municipal Intermediate Value Fund with and into the Fund. The Reorganization closed on November 21, 2025.

Material Fund Change Strategies [Text Block]

Reorganization. At a meeting held on August 19-20, 2025, the Board of Trustees considered and approved an Agreement and Plan of Reorganization providing for the reorganization of PIMCO National Municipal Intermediate Value Fund with and into the Fund. The Reorganization closed on November 21, 2025.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000026603
Shareholder Report [Line Items]
Fund Name	PIMCO New York Municipal Bond Fund
Class Name	Class A
Trading Symbol	PNYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO New York Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$79	0.78%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the industrial revenue sector contributed to relative performance versus the Bloomberg New York Municipal Bond Index ("Index"), as the Fund's holdings outperformed the broader municipal market.

  Security selection within the education sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the broader municipal market.

  Security selection within the healthcare sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the broader municipal market.

  Yield curve strategies detracted from relative performance versus the Index, as front-end rates fell and long-end maturities rose.

  Underweight exposure to the transportation sector detracted from relative performance versus the Index, as the sector outperformed the broader municipal market.

  Security selection within the general obligation segment detracted from relative performance versus the Index, as the Fund’s holdings underperformed the broader municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charge)	Bloomberg Municipal Bond Index	Bloomberg New York Municipal Bond Index
3/31/16	$9,775	$10,000	$10,000
4/30/16	$9,834	$10,074	$10,080
5/31/16	$9,874	$10,101	$10,104
6/30/16	$10,054	$10,261	$10,252
7/31/16	$10,053	$10,268	$10,265
8/31/16	$10,086	$10,282	$10,276
9/30/16	$10,043	$10,230	$10,224
10/31/16	$9,935	$10,123	$10,114
11/30/16	$9,559	$9,745	$9,757
12/31/16	$9,637	$9,860	$9,874
1/31/17	$9,687	$9,925	$9,934
2/28/17	$9,766	$9,994	$9,997
3/31/17	$9,810	$10,015	$10,021
4/30/17	$9,870	$10,088	$10,093
5/31/17	$10,010	$10,248	$10,255
6/30/17	$10,010	$10,211	$10,219
7/31/17	$10,060	$10,294	$10,299
8/31/17	$10,110	$10,372	$10,367
9/30/17	$10,064	$10,320	$10,308
10/31/17	$10,086	$10,345	$10,333
11/30/17	$10,047	$10,289	$10,274
12/31/17	$10,161	$10,397	$10,377
1/31/18	$10,068	$10,275	$10,255
2/28/18	$10,039	$10,244	$10,222
3/31/18	$10,065	$10,282	$10,252
4/30/18	$10,044	$10,245	$10,210
5/31/18	$10,178	$10,362	$10,325
6/30/18	$10,186	$10,371	$10,331
7/31/18	$10,210	$10,396	$10,350
8/31/18	$10,220	$10,423	$10,370
9/30/18	$10,160	$10,356	$10,307
10/31/18	$10,084	$10,292	$10,242
11/30/18	$10,156	$10,406	$10,362
12/31/18	$10,227	$10,530	$10,485
1/31/19	$10,279	$10,610	$10,563
2/28/19	$10,352	$10,667	$10,620
3/31/19	$10,535	$10,835	$10,785
4/30/19	$10,596	$10,876	$10,822
5/31/19	$10,722	$11,026	$10,971
6/30/19	$10,751	$11,067	$11,005
7/31/19	$10,799	$11,156	$11,092
8/31/19	$10,989	$11,332	$11,251
9/30/19	$10,941	$11,241	$11,159
10/31/19	$10,920	$11,261	$11,173
11/30/19	$10,937	$11,289	$11,201
12/31/19	$10,963	$11,324	$11,231
1/31/20	$11,131	$11,527	$11,428
2/29/20	$11,289	$11,676	$11,567
3/31/20	$10,886	$11,252	$11,140
4/30/20	$10,653	$11,111	$10,948
5/31/20	$10,955	$11,465	$11,301
6/30/20	$11,106	$11,559	$11,401
7/31/20	$11,266	$11,754	$11,569
8/31/20	$11,185	$11,699	$11,482
9/30/20	$11,152	$11,701	$11,462
10/31/20	$11,130	$11,666	$11,424
11/30/20	$11,338	$11,842	$11,645
12/31/20	$11,442	$11,914	$11,744
1/31/21	$11,534	$11,990	$11,825
2/28/21	$11,347	$11,799	$11,624
3/31/21	$11,401	$11,872	$11,698
4/30/21	$11,524	$11,972	$11,824
5/31/21	$11,596	$12,008	$11,879
6/30/21	$11,649	$12,041	$11,918
7/31/21	$11,732	$12,140	$12,012
8/31/21	$11,668	$12,096	$11,950
9/30/21	$11,575	$12,009	$11,854
10/31/21	$11,570	$11,973	$11,826
11/30/21	$11,673	$12,075	$11,939
12/31/21	$11,686	$12,095	$11,963
1/31/22	$11,394	$11,764	$11,625
2/28/22	$11,331	$11,722	$11,581
3/31/22	$10,942	$11,342	$11,181
4/30/22	$10,616	$11,028	$10,856
5/31/22	$10,774	$11,192	$11,074
6/30/22	$10,517	$11,008	$10,837
7/31/22	$10,806	$11,299	$11,135
8/31/22	$10,550	$11,052	$10,858
9/30/22	$10,138	$10,627	$10,437
10/31/22	$10,031	$10,539	$10,339
11/30/22	$10,567	$11,032	$10,869
12/31/22	$10,536	$11,064	$10,894
1/31/23	$10,902	$11,381	$11,250
2/28/23	$10,649	$11,124	$10,979
3/31/23	$10,831	$11,371	$11,244
4/30/23	$10,867	$11,345	$11,227
5/31/23	$10,815	$11,247	$11,127
6/30/23	$10,938	$11,359	$11,263
7/31/23	$10,955	$11,404	$11,292
8/31/23	$10,822	$11,240	$11,112
9/30/23	$10,546	$10,911	$10,762
10/31/23	$10,390	$10,818	$10,670
11/30/23	$11,041	$11,504	$11,410
12/31/23	$11,353	$11,772	$11,691
1/31/24	$11,340	$11,712	$11,623
2/29/24	$11,361	$11,727	$11,623
3/31/24	$11,362	$11,726	$11,605
4/30/24	$11,247	$11,581	$11,465
5/31/24	$11,260	$11,547	$11,432
6/30/24	$11,416	$11,724	$11,631
7/31/24	$11,500	$11,831	$11,732
8/31/24	$11,556	$11,924	$11,814
9/30/24	$11,660	$12,042	$11,932
10/31/24	$11,542	$11,867	$11,740
11/30/24	$11,713	$12,072	$11,974
12/31/24	$11,572	$11,896	$11,789
1/31/25	$11,569	$11,956	$11,844
2/28/25	$11,685	$12,074	$11,952
3/31/25	$11,477	$11,869	$11,718
4/30/25	$11,411	$11,774	$11,645
5/31/25	$11,335	$11,781	$11,623
6/30/25	$11,388	$11,855	$11,692
7/31/25	$11,322	$11,831	$11,646
8/31/25	$11,411	$11,934	$11,732
9/30/25	$11,729	$12,210	$12,040
10/31/25	$11,863	$12,361	$12,199
11/30/25	$11,873	$12,390	$12,212
12/31/25	$11,874	$12,401	$12,224
1/31/26	$11,952	$12,517	$12,338
2/28/26	$12,119	$12,673	$12,507
3/31/26	$11,905	$12,379	$12,212

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	3.74%	0.87%	1.99%
Class A (including sales charge)	1.40%	0.41%	1.76%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg New York Municipal Bond Index	4.21%	0.86%	2.02%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 960,279,000
Holdings Count | Holding	270
Advisory Fees Paid, Amount	$ 2,036,000
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$960,279
# of Portfolio Holdings	270
Portfolio Turnover Rate	44%
Total Net Advisory Fees Paid During the Reporting Period	$2,036
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Income Tax Revenue	16.4%
Water Revenue	8.4%
College & University Revenue	7.5%
Sovereign	7.0%
Port, Airport & Marina Revenue	6.7%
Local or Guaranteed Housing	6.5%
Sales Tax Revenue	5.3%
Ad Valorem Property Tax	5.3%
Electric Power & Light Revenue	4.6%
Health, Hospital & Nursing Home Revenue	4.3%
Natural Gas Revenue	3.7%
Other Investments	17.3%
Short-Term Instruments	4.6%
Affiliated Investments FR_72201W154	1.2%
Other Assets and Liabilities, Net	1.2%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000080407
Shareholder Report [Line Items]
Fund Name	PIMCO New York Municipal Bond Fund
Class Name	Class C
Trading Symbol	PBFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO New York Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$155	1.53%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.53%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the industrial revenue sector contributed to relative performance versus the Bloomberg New York Municipal Bond Index ("Index"), as the Fund's holdings outperformed the broader municipal market.

  Security selection within the education sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the broader municipal market.

  Security selection within the healthcare sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the broader municipal market.

  Yield curve strategies detracted from relative performance versus the Index, as front-end rates fell and long-end maturities rose.

  Underweight exposure to the transportation sector detracted from relative performance versus the Index, as the sector outperformed the broader municipal market.

  Security selection within the general obligation segment detracted from relative performance versus the Index, as the Fund’s holdings underperformed the broader municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class C (excluding sales charge)	Bloomberg Municipal Bond Index	Bloomberg New York Municipal Bond Index
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,053	$10,074	$10,080
5/31/16	$10,088	$10,101	$10,104
6/30/16	$10,265	$10,261	$10,252
7/31/16	$10,257	$10,268	$10,265
8/31/16	$10,284	$10,282	$10,276
9/30/16	$10,234	$10,230	$10,224
10/31/16	$10,118	$10,123	$10,114
11/30/16	$9,729	$9,745	$9,757
12/31/16	$9,801	$9,860	$9,874
1/31/17	$9,846	$9,925	$9,934
2/28/17	$9,920	$9,994	$9,997
3/31/17	$9,958	$10,015	$10,021
4/30/17	$10,013	$10,088	$10,093
5/31/17	$10,148	$10,248	$10,255
6/30/17	$10,142	$10,211	$10,219
7/31/17	$10,186	$10,294	$10,299
8/31/17	$10,231	$10,372	$10,367
9/30/17	$10,177	$10,320	$10,308
10/31/17	$10,194	$10,345	$10,333
11/30/17	$10,148	$10,289	$10,274
12/31/17	$10,256	$10,397	$10,377
1/31/18	$10,156	$10,275	$10,255
2/28/18	$10,121	$10,244	$10,222
3/31/18	$10,141	$10,282	$10,252
4/30/18	$10,113	$10,245	$10,210
5/31/18	$10,242	$10,362	$10,325
6/30/18	$10,243	$10,371	$10,331
7/31/18	$10,262	$10,396	$10,350
8/31/18	$10,264	$10,423	$10,370
9/30/18	$10,199	$10,356	$10,307
10/31/18	$10,115	$10,292	$10,242
11/30/18	$10,181	$10,406	$10,362
12/31/18	$10,246	$10,530	$10,485
1/31/19	$10,292	$10,610	$10,563
2/28/19	$10,358	$10,667	$10,620
3/31/19	$10,536	$10,835	$10,785
4/30/19	$10,590	$10,876	$10,822
5/31/19	$10,709	$11,026	$10,971
6/30/19	$10,732	$11,067	$11,005
7/31/19	$10,773	$11,156	$11,092
8/31/19	$10,955	$11,332	$11,251
9/30/19	$10,901	$11,241	$11,159
10/31/19	$10,873	$11,261	$11,173
11/30/19	$10,883	$11,289	$11,201
12/31/19	$10,902	$11,324	$11,231
1/31/20	$11,062	$11,527	$11,428
2/29/20	$11,213	$11,676	$11,567
3/31/20	$10,806	$11,252	$11,140
4/30/20	$10,568	$11,111	$10,948
5/31/20	$10,861	$11,465	$11,301
6/30/20	$11,004	$11,559	$11,401
7/31/20	$11,155	$11,754	$11,569
8/31/20	$11,067	$11,699	$11,482
9/30/20	$11,028	$11,701	$11,462
10/31/20	$10,999	$11,666	$11,424
11/30/20	$11,198	$11,842	$11,645
12/31/20	$11,293	$11,914	$11,744
1/31/21	$11,377	$11,990	$11,825
2/28/21	$11,186	$11,799	$11,624
3/31/21	$11,232	$11,872	$11,698
4/30/21	$11,346	$11,972	$11,824
5/31/21	$11,410	$12,008	$11,879
6/30/21	$11,456	$12,041	$11,918
7/31/21	$11,529	$12,140	$12,012
8/31/21	$11,459	$12,096	$11,950
9/30/21	$11,361	$12,009	$11,854
10/31/21	$11,349	$11,973	$11,826
11/30/21	$11,442	$12,075	$11,939
12/31/21	$11,448	$12,095	$11,963
1/31/22	$11,155	$11,764	$11,625
2/28/22	$11,087	$11,722	$11,581
3/31/22	$10,700	$11,342	$11,181
4/30/22	$10,374	$11,028	$10,856
5/31/22	$10,522	$11,192	$11,074
6/30/22	$10,265	$11,008	$10,837
7/31/22	$10,540	$11,299	$11,135
8/31/22	$10,284	$11,052	$10,858
9/30/22	$9,875	$10,627	$10,437
10/31/22	$9,766	$10,539	$10,339
11/30/22	$10,281	$11,032	$10,869
12/31/22	$10,243	$11,064	$10,894
1/31/23	$10,594	$11,381	$11,250
2/28/23	$10,341	$11,124	$10,979
3/31/23	$10,511	$11,371	$11,244
4/30/23	$10,540	$11,345	$11,227
5/31/23	$10,483	$11,247	$11,127
6/30/23	$10,595	$11,359	$11,263
7/31/23	$10,606	$11,404	$11,292
8/31/23	$10,470	$11,240	$11,112
9/30/23	$10,196	$10,911	$10,762
10/31/23	$10,040	$10,818	$10,670
11/30/23	$10,662	$11,504	$11,410
12/31/23	$10,956	$11,772	$11,691
1/31/24	$10,937	$11,712	$11,623
2/29/24	$10,951	$11,727	$11,623
3/31/24	$10,944	$11,726	$11,605
4/30/24	$10,827	$11,581	$11,465
5/31/24	$10,832	$11,547	$11,432
6/30/24	$10,976	$11,724	$11,631
7/31/24	$11,050	$11,831	$11,732
8/31/24	$11,096	$11,924	$11,814
9/30/24	$11,190	$12,042	$11,932
10/31/24	$11,069	$11,867	$11,740
11/30/24	$11,226	$12,072	$11,974
12/31/24	$11,084	$11,896	$11,789
1/31/25	$11,074	$11,956	$11,844
2/28/25	$11,178	$12,074	$11,952
3/31/25	$10,973	$11,869	$11,718
4/30/25	$10,903	$11,774	$11,645
5/31/25	$10,823	$11,781	$11,623
6/30/25	$10,867	$11,855	$11,692
7/31/25	$10,797	$11,831	$11,646
8/31/25	$10,875	$11,934	$11,732
9/30/25	$11,171	$12,210	$12,040
10/31/25	$11,292	$12,361	$12,199
11/30/25	$11,294	$12,390	$12,212
12/31/25	$11,289	$12,401	$12,224
1/31/26	$11,355	$12,517	$12,338
2/28/26	$11,507	$12,673	$12,507
3/31/26	$11,297	$12,379	$12,212

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	2.96%	0.12%	1.23%
Class C (including sales charge)	1.96%	0.12%	1.23%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg New York Municipal Bond Index	4.21%	0.86%	2.02%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 960,279,000
Holdings Count | Holding	270
Advisory Fees Paid, Amount	$ 2,036,000
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$960,279
# of Portfolio Holdings	270
Portfolio Turnover Rate	44%
Total Net Advisory Fees Paid During the Reporting Period	$2,036
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Income Tax Revenue	16.4%
Water Revenue	8.4%
College & University Revenue	7.5%
Sovereign	7.0%
Port, Airport & Marina Revenue	6.7%
Local or Guaranteed Housing	6.5%
Sales Tax Revenue	5.3%
Ad Valorem Property Tax	5.3%
Electric Power & Light Revenue	4.6%
Health, Hospital & Nursing Home Revenue	4.3%
Natural Gas Revenue	3.7%
Other Investments	17.3%
Short-Term Instruments	4.6%
Affiliated Investments FR_72201W154	1.2%
Other Assets and Liabilities, Net	1.2%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026602
Shareholder Report [Line Items]
Fund Name	PIMCO New York Municipal Bond Fund
Class Name	Institutional Class
Trading Symbol	PNYIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO New York Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$45	0.45%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the industrial revenue sector contributed to relative performance versus the Bloomberg New York Municipal Bond Index ("Index"), as the Fund's holdings outperformed the broader municipal market.

  Security selection within the education sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the broader municipal market.

  Security selection within the healthcare sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the broader municipal market.

  Yield curve strategies detracted from relative performance versus the Index, as front-end rates fell and long-end maturities rose.

  Underweight exposure to the transportation sector detracted from relative performance versus the Index, as the sector outperformed the broader municipal market.

  Security selection within the general obligation segment detracted from relative performance versus the Index, as the Fund’s holdings underperformed the broader municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Bloomberg Municipal Bond Index	Bloomberg New York Municipal Bond Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,006,338	$1,007,353	$1,007,972
5/31/16	$1,010,706	$1,010,078	$1,010,449
6/30/16	$1,029,371	$1,026,147	$1,025,190
7/31/16	$1,029,525	$1,026,773	$1,026,461
8/31/16	$1,033,228	$1,028,159	$1,027,578
9/30/16	$1,029,099	$1,023,027	$1,022,356
10/31/16	$1,018,336	$1,012,295	$1,011,358
11/30/16	$980,096	$974,540	$975,662
12/31/16	$988,385	$985,982	$987,434
1/31/17	$993,775	$992,482	$993,442
2/28/17	$1,002,069	$999,374	$999,682
3/31/17	$1,006,951	$1,001,543	$1,002,063
4/30/17	$1,013,299	$1,008,810	$1,009,290
5/31/17	$1,027,932	$1,024,821	$1,025,511
6/30/17	$1,028,276	$1,021,145	$1,021,904
7/31/17	$1,033,662	$1,029,407	$1,029,914
8/31/17	$1,039,153	$1,037,241	$1,036,727
9/30/17	$1,034,645	$1,031,967	$1,030,807
10/31/17	$1,037,246	$1,034,486	$1,033,293
11/30/17	$1,033,485	$1,028,947	$1,027,417
12/31/17	$1,045,524	$1,039,702	$1,037,685
1/31/18	$1,036,207	$1,027,461	$1,025,471
2/28/18	$1,033,514	$1,024,391	$1,022,232
3/31/18	$1,036,477	$1,028,172	$1,025,231
4/30/18	$1,034,539	$1,024,503	$1,020,973
5/31/18	$1,048,654	$1,036,235	$1,032,502
6/30/18	$1,049,790	$1,037,119	$1,033,077
7/31/18	$1,052,600	$1,039,636	$1,035,007
8/31/18	$1,053,938	$1,042,306	$1,037,009
9/30/18	$1,048,022	$1,035,558	$1,030,694
10/31/18	$1,040,398	$1,029,181	$1,024,197
11/30/18	$1,048,173	$1,040,572	$1,036,208
12/31/18	$1,055,746	$1,053,031	$1,048,491
1/31/19	$1,061,443	$1,060,991	$1,056,250
2/28/19	$1,069,188	$1,066,672	$1,061,993
3/31/19	$1,088,454	$1,083,534	$1,078,476
4/30/19	$1,095,050	$1,087,606	$1,082,196
5/31/19	$1,108,336	$1,102,600	$1,097,116
6/30/19	$1,111,666	$1,106,671	$1,100,515
7/31/19	$1,116,950	$1,115,590	$1,109,212
8/31/19	$1,136,924	$1,133,187	$1,125,125
9/30/19	$1,132,182	$1,124,103	$1,115,931
10/31/19	$1,130,375	$1,126,118	$1,117,271
11/30/19	$1,132,472	$1,128,934	$1,120,071
12/31/19	$1,135,481	$1,132,381	$1,123,112
1/31/20	$1,153,193	$1,152,726	$1,142,834
2/29/20	$1,169,875	$1,167,591	$1,156,691
3/31/20	$1,128,398	$1,125,239	$1,114,013
4/30/20	$1,104,581	$1,111,117	$1,094,839
5/31/20	$1,136,203	$1,146,463	$1,130,146
6/30/20	$1,152,130	$1,155,899	$1,140,144
7/31/20	$1,169,113	$1,175,367	$1,156,890
8/31/20	$1,160,950	$1,169,852	$1,148,198
9/30/20	$1,157,885	$1,170,100	$1,146,174
10/31/20	$1,155,880	$1,166,585	$1,142,374
11/30/20	$1,177,842	$1,184,190	$1,164,523
12/31/20	$1,189,031	$1,191,404	$1,174,353
1/31/21	$1,198,820	$1,198,996	$1,182,451
2/28/21	$1,179,731	$1,179,946	$1,162,446
3/31/21	$1,185,664	$1,187,223	$1,169,780
4/30/21	$1,198,790	$1,197,181	$1,182,398
5/31/21	$1,206,576	$1,200,752	$1,187,884
6/30/21	$1,212,488	$1,204,050	$1,191,791
7/31/21	$1,221,459	$1,214,035	$1,201,186
8/31/21	$1,215,094	$1,209,580	$1,194,973
9/30/21	$1,205,775	$1,200,851	$1,185,374
10/31/21	$1,205,573	$1,197,340	$1,182,600
11/30/21	$1,216,590	$1,207,533	$1,193,872
12/31/21	$1,218,344	$1,209,481	$1,196,288
1/31/22	$1,188,204	$1,176,374	$1,162,462
2/28/22	$1,181,918	$1,172,159	$1,158,078
3/31/22	$1,141,755	$1,134,161	$1,118,116
4/30/22	$1,108,063	$1,102,791	$1,085,558
5/31/22	$1,124,748	$1,119,173	$1,107,358
6/30/22	$1,098,262	$1,100,843	$1,083,699
7/31/22	$1,128,719	$1,129,929	$1,113,523
8/31/22	$1,102,363	$1,105,165	$1,085,814
9/30/22	$1,059,578	$1,062,748	$1,043,658
10/31/22	$1,048,713	$1,053,910	$1,033,872
11/30/22	$1,105,016	$1,103,205	$1,086,947
12/31/22	$1,102,058	$1,106,363	$1,089,398
1/31/23	$1,140,718	$1,138,143	$1,125,049
2/28/23	$1,114,476	$1,112,408	$1,097,949
3/31/23	$1,133,834	$1,137,089	$1,124,437
4/30/23	$1,137,948	$1,134,492	$1,122,722
5/31/23	$1,132,773	$1,124,661	$1,112,736
6/30/23	$1,146,011	$1,135,927	$1,126,277
7/31/23	$1,148,116	$1,140,420	$1,129,207
8/31/23	$1,134,461	$1,124,003	$1,111,190
9/30/23	$1,105,814	$1,091,060	$1,076,155
10/31/23	$1,089,843	$1,081,775	$1,067,014
11/30/23	$1,158,409	$1,150,447	$1,140,976
12/31/23	$1,191,450	$1,177,186	$1,169,098
1/31/24	$1,190,460	$1,171,174	$1,162,332
2/29/24	$1,192,957	$1,172,678	$1,162,305
3/31/24	$1,193,342	$1,172,641	$1,160,506
4/30/24	$1,181,622	$1,158,118	$1,146,479
5/31/24	$1,183,322	$1,154,721	$1,143,249
6/30/24	$1,200,049	$1,172,420	$1,163,125
7/31/24	$1,209,207	$1,183,106	$1,173,151
8/31/24	$1,215,403	$1,192,437	$1,181,430
9/30/24	$1,226,692	$1,204,223	$1,193,215
10/31/24	$1,214,639	$1,186,664	$1,174,021
11/30/24	$1,232,922	$1,207,162	$1,197,423
12/31/24	$1,218,475	$1,189,588	$1,178,893
1/31/25	$1,218,516	$1,195,550	$1,184,370
2/28/25	$1,231,031	$1,207,404	$1,195,156
3/31/25	$1,209,391	$1,186,941	$1,171,830
4/30/25	$1,202,821	$1,177,379	$1,164,486
5/31/25	$1,195,117	$1,178,135	$1,162,279
6/30/25	$1,201,031	$1,185,469	$1,169,171
7/31/25	$1,194,365	$1,183,075	$1,164,567
8/31/25	$1,204,090	$1,193,358	$1,173,195
9/30/25	$1,237,975	$1,220,994	$1,204,022
10/31/25	$1,252,567	$1,236,137	$1,219,873
11/30/25	$1,253,887	$1,238,973	$1,221,229
12/31/25	$1,254,404	$1,240,088	$1,222,449
1/31/26	$1,262,973	$1,251,726	$1,233,798
2/28/26	$1,280,945	$1,267,326	$1,250,720
3/31/26	$1,258,706	$1,237,891	$1,221,158

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	4.08%	1.20%	2.33%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg New York Municipal Bond Index	4.21%	0.86%	2.02%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 960,279,000
Holdings Count | Holding	270
Advisory Fees Paid, Amount	$ 2,036,000
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$960,279
# of Portfolio Holdings	270
Portfolio Turnover Rate	44%
Total Net Advisory Fees Paid During the Reporting Period	$2,036
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Income Tax Revenue	16.4%
Water Revenue	8.4%
College & University Revenue	7.5%
Sovereign	7.0%
Port, Airport & Marina Revenue	6.7%
Local or Guaranteed Housing	6.5%
Sales Tax Revenue	5.3%
Ad Valorem Property Tax	5.3%
Electric Power & Light Revenue	4.6%
Health, Hospital & Nursing Home Revenue	4.3%
Natural Gas Revenue	3.7%
Other Investments	17.3%
Short-Term Instruments	4.6%
Affiliated Investments FR_72201W154	1.2%
Other Assets and Liabilities, Net	1.2%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000064147
Shareholder Report [Line Items]
Fund Name	PIMCO New York Municipal Bond Fund
Class Name	I-2
Trading Symbol	PNYPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO New York Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the industrial revenue sector contributed to relative performance versus the Bloomberg New York Municipal Bond Index ("Index"), as the Fund's holdings outperformed the broader municipal market.

  Security selection within the education sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the broader municipal market.

  Security selection within the healthcare sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the broader municipal market.

  Yield curve strategies detracted from relative performance versus the Index, as front-end rates fell and long-end maturities rose.

  Underweight exposure to the transportation sector detracted from relative performance versus the Index, as the sector outperformed the broader municipal market.

  Security selection within the general obligation segment detracted from relative performance versus the Index, as the Fund’s holdings underperformed the broader municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-2	Bloomberg Municipal Bond Index	Bloomberg New York Municipal Bond Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,006,253	$1,007,353	$1,007,972
5/31/16	$1,010,538	$1,010,078	$1,010,449
6/30/16	$1,029,116	$1,026,147	$1,025,190
7/31/16	$1,029,183	$1,026,773	$1,026,461
8/31/16	$1,032,798	$1,028,159	$1,027,578
9/30/16	$1,028,580	$1,023,027	$1,022,356
10/31/16	$1,017,743	$1,012,295	$1,011,358
11/30/16	$979,443	$974,540	$975,662
12/31/16	$987,639	$985,982	$987,434
1/31/17	$992,945	$992,482	$993,442
2/28/17	$1,001,156	$999,374	$999,682
3/31/17	$1,005,945	$1,001,543	$1,002,063
4/30/17	$1,012,209	$1,008,810	$1,009,290
5/31/17	$1,026,740	$1,024,821	$1,025,511
6/30/17	$1,026,995	$1,021,145	$1,021,904
7/31/17	$1,032,292	$1,029,407	$1,029,914
8/31/17	$1,037,689	$1,037,241	$1,036,727
9/30/17	$1,033,098	$1,031,967	$1,030,807
10/31/17	$1,035,611	$1,034,486	$1,033,293
11/30/17	$1,031,770	$1,028,947	$1,027,417
12/31/17	$1,043,697	$1,039,702	$1,037,685
1/31/18	$1,034,312	$1,027,461	$1,025,471
2/28/18	$1,031,544	$1,024,391	$1,022,232
3/31/18	$1,034,411	$1,028,172	$1,025,231
4/30/18	$1,032,395	$1,024,503	$1,020,973
5/31/18	$1,046,393	$1,036,235	$1,032,502
6/30/18	$1,047,437	$1,037,119	$1,033,077
7/31/18	$1,050,154	$1,039,636	$1,035,007
8/31/18	$1,051,392	$1,042,306	$1,037,009
9/30/18	$1,045,412	$1,035,558	$1,030,694
10/31/18	$1,037,717	$1,029,181	$1,024,197
11/30/18	$1,045,382	$1,040,572	$1,036,208
12/31/18	$1,052,851	$1,053,031	$1,048,491
1/31/19	$1,058,446	$1,060,991	$1,056,250
2/28/19	$1,066,087	$1,066,672	$1,061,993
3/31/19	$1,085,206	$1,083,534	$1,078,476
4/30/19	$1,091,696	$1,087,606	$1,082,196
5/31/19	$1,104,845	$1,102,600	$1,097,116
6/30/19	$1,108,080	$1,106,671	$1,100,515
7/31/19	$1,113,254	$1,115,590	$1,109,212
8/31/19	$1,133,060	$1,133,187	$1,125,125
9/30/19	$1,128,248	$1,124,103	$1,115,931
10/31/19	$1,126,353	$1,126,118	$1,117,271
11/30/19	$1,128,347	$1,128,934	$1,120,071
12/31/19	$1,131,252	$1,132,381	$1,123,112
1/31/20	$1,148,799	$1,152,726	$1,142,834
2/29/20	$1,165,329	$1,167,591	$1,156,691
3/31/20	$1,123,921	$1,125,239	$1,114,013
4/30/20	$1,100,108	$1,111,117	$1,094,839
5/31/20	$1,131,506	$1,146,463	$1,130,146
6/30/20	$1,147,275	$1,155,899	$1,140,144
7/31/20	$1,164,082	$1,175,367	$1,156,890
8/31/20	$1,155,861	$1,169,852	$1,148,198
9/30/20	$1,152,715	$1,170,100	$1,146,174
10/31/20	$1,150,619	$1,166,585	$1,142,374
11/30/20	$1,172,391	$1,184,190	$1,164,523
12/31/20	$1,183,418	$1,191,404	$1,174,353
1/31/21	$1,193,070	$1,198,996	$1,182,451
2/28/21	$1,173,981	$1,179,946	$1,162,446
3/31/21	$1,179,786	$1,187,223	$1,169,780
4/30/21	$1,192,743	$1,197,181	$1,182,398
5/31/21	$1,200,395	$1,200,752	$1,187,884
6/30/21	$1,206,177	$1,204,050	$1,191,791
7/31/21	$1,214,996	$1,214,035	$1,201,186
8/31/21	$1,208,565	$1,209,580	$1,194,973
9/30/21	$1,199,196	$1,200,851	$1,185,374
10/31/21	$1,198,894	$1,197,340	$1,182,600
11/30/21	$1,209,750	$1,207,533	$1,193,872
12/31/21	$1,211,386	$1,209,481	$1,196,288
1/31/22	$1,181,322	$1,176,374	$1,162,462
2/28/22	$1,174,981	$1,172,159	$1,158,078
3/31/22	$1,134,955	$1,134,161	$1,118,116
4/30/22	$1,101,368	$1,102,791	$1,085,558
5/31/22	$1,117,863	$1,119,173	$1,107,358
6/30/22	$1,091,452	$1,100,843	$1,083,699
7/31/22	$1,121,627	$1,129,929	$1,113,523
8/31/22	$1,095,342	$1,105,165	$1,085,814
9/30/22	$1,052,734	$1,062,748	$1,043,658
10/31/22	$1,041,855	$1,053,910	$1,033,872
11/30/22	$1,097,703	$1,103,205	$1,086,947
12/31/22	$1,094,667	$1,106,363	$1,089,398
1/31/23	$1,132,978	$1,138,143	$1,125,049
2/28/23	$1,106,827	$1,112,408	$1,097,949
3/31/23	$1,125,952	$1,137,089	$1,124,437
4/30/23	$1,129,951	$1,134,492	$1,122,722
5/31/23	$1,124,718	$1,124,661	$1,112,736
6/30/23	$1,137,763	$1,135,927	$1,126,277
7/31/23	$1,139,762	$1,140,420	$1,129,207
8/31/23	$1,126,112	$1,124,003	$1,111,190
9/30/23	$1,097,581	$1,091,060	$1,076,155
10/31/23	$1,081,640	$1,081,775	$1,067,014
11/30/23	$1,149,598	$1,150,447	$1,140,976
12/31/23	$1,182,286	$1,177,186	$1,169,098
1/31/24	$1,181,208	$1,171,174	$1,162,332
2/29/24	$1,183,592	$1,172,678	$1,162,305
3/31/24	$1,183,874	$1,172,641	$1,160,506
4/30/24	$1,172,151	$1,158,118	$1,146,479
5/31/24	$1,173,731	$1,154,721	$1,143,249
6/30/24	$1,190,232	$1,172,420	$1,163,125
7/31/24	$1,199,215	$1,183,106	$1,173,151
8/31/24	$1,205,251	$1,192,437	$1,181,430
9/30/24	$1,216,352	$1,204,223	$1,193,215
10/31/24	$1,204,298	$1,186,664	$1,174,021
11/30/24	$1,222,323	$1,207,162	$1,197,423
12/31/24	$1,207,897	$1,189,588	$1,178,893
1/31/25	$1,207,832	$1,195,550	$1,184,370
2/28/25	$1,220,145	$1,207,404	$1,195,156
3/31/25	$1,198,601	$1,186,941	$1,171,830
4/30/25	$1,191,994	$1,177,379	$1,164,486
5/31/25	$1,184,255	$1,178,135	$1,162,279
6/30/25	$1,190,022	$1,185,469	$1,169,171
7/31/25	$1,183,317	$1,183,075	$1,164,567
8/31/25	$1,192,848	$1,193,358	$1,173,195
9/30/25	$1,226,319	$1,220,994	$1,204,022
10/31/25	$1,240,663	$1,236,137	$1,219,873
11/30/25	$1,241,875	$1,238,973	$1,221,229
12/31/25	$1,242,278	$1,240,088	$1,222,449
1/31/26	$1,250,660	$1,251,726	$1,233,798
2/28/26	$1,268,360	$1,267,326	$1,250,720
3/31/26	$1,246,238	$1,237,891	$1,221,158

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	3.97%	1.10%	2.23%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg New York Municipal Bond Index	4.21%	0.86%	2.02%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 960,279,000
Holdings Count | Holding	270
Advisory Fees Paid, Amount	$ 2,036,000
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$960,279
# of Portfolio Holdings	270
Portfolio Turnover Rate	44%
Total Net Advisory Fees Paid During the Reporting Period	$2,036
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Income Tax Revenue	16.4%
Water Revenue	8.4%
College & University Revenue	7.5%
Sovereign	7.0%
Port, Airport & Marina Revenue	6.7%
Local or Guaranteed Housing	6.5%
Sales Tax Revenue	5.3%
Ad Valorem Property Tax	5.3%
Electric Power & Light Revenue	4.6%
Health, Hospital & Nursing Home Revenue	4.3%
Natural Gas Revenue	3.7%
Other Investments	17.3%
Short-Term Instruments	4.6%
Affiliated Investments FR_72201W154	1.2%
Other Assets and Liabilities, Net	1.2%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000203304
Shareholder Report [Line Items]
Fund Name	PIMCO New York Municipal Bond Fund
Class Name	I-3
Trading Symbol	PNYNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO New York Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the industrial revenue sector contributed to relative performance versus the Bloomberg New York Municipal Bond Index ("Index"), as the Fund's holdings outperformed the broader municipal market.

  Security selection within the education sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the broader municipal market.

  Security selection within the healthcare sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the broader municipal market.

  Yield curve strategies detracted from relative performance versus the Index, as front-end rates fell and long-end maturities rose.

  Underweight exposure to the transportation sector detracted from relative performance versus the Index, as the sector outperformed the broader municipal market.

  Security selection within the general obligation segment detracted from relative performance versus the Index, as the Fund’s holdings underperformed the broader municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-3	Bloomberg Municipal Bond Index	Bloomberg New York Municipal Bond Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,006,215	$1,007,353	$1,007,972
5/31/16	$1,010,453	$1,010,078	$1,010,449
6/30/16	$1,028,989	$1,026,147	$1,025,190
7/31/16	$1,029,012	$1,026,773	$1,026,461
8/31/16	$1,032,583	$1,028,159	$1,027,578
9/30/16	$1,028,330	$1,023,027	$1,022,356
10/31/16	$1,017,446	$1,012,295	$1,011,358
11/30/16	$979,116	$974,540	$975,662
12/31/16	$987,272	$985,982	$987,434
1/31/17	$992,530	$992,482	$993,442
2/28/17	$1,000,699	$999,374	$999,682
3/31/17	$1,005,447	$1,001,543	$1,002,063
4/30/17	$1,011,661	$1,008,810	$1,009,290
5/31/17	$1,026,141	$1,024,821	$1,025,511
6/30/17	$1,026,358	$1,021,145	$1,021,904
7/31/17	$1,031,603	$1,029,407	$1,029,914
8/31/17	$1,036,952	$1,037,241	$1,036,727
9/30/17	$1,032,325	$1,031,967	$1,030,807
10/31/17	$1,034,789	$1,034,486	$1,033,293
11/30/17	$1,030,909	$1,028,947	$1,027,417
12/31/17	$1,042,786	$1,039,702	$1,037,685
1/31/18	$1,033,361	$1,027,461	$1,025,471
2/28/18	$1,030,557	$1,024,391	$1,022,232
3/31/18	$1,033,380	$1,028,172	$1,025,231
4/30/18	$1,031,321	$1,024,503	$1,020,973
5/31/18	$1,045,260	$1,036,235	$1,032,502
6/30/18	$1,046,264	$1,037,119	$1,033,077
7/31/18	$1,048,931	$1,039,636	$1,035,007
8/31/18	$1,050,131	$1,042,306	$1,037,009
9/30/18	$1,044,107	$1,035,558	$1,030,694
10/31/18	$1,036,379	$1,029,181	$1,024,197
11/30/18	$1,043,997	$1,040,572	$1,036,208
12/31/18	$1,051,406	$1,053,031	$1,048,491
1/31/19	$1,056,945	$1,060,991	$1,056,250
2/28/19	$1,064,536	$1,066,672	$1,061,993
3/31/19	$1,083,581	$1,083,534	$1,078,476
4/30/19	$1,090,014	$1,087,606	$1,082,196
5/31/19	$1,103,100	$1,102,600	$1,097,116
6/30/19	$1,106,278	$1,106,671	$1,100,515
7/31/19	$1,111,396	$1,115,590	$1,109,212
8/31/19	$1,131,127	$1,133,187	$1,125,125
9/30/19	$1,126,270	$1,124,103	$1,115,931
10/31/19	$1,124,329	$1,126,118	$1,117,271
11/30/19	$1,126,277	$1,128,934	$1,120,071
12/31/19	$1,129,125	$1,132,381	$1,123,112
1/31/20	$1,146,594	$1,152,726	$1,142,834
2/29/20	$1,163,044	$1,167,591	$1,156,691
3/31/20	$1,121,667	$1,125,239	$1,114,013
4/30/20	$1,097,856	$1,111,117	$1,094,839
5/31/20	$1,129,143	$1,146,463	$1,130,146
6/30/20	$1,144,832	$1,155,899	$1,140,144
7/31/20	$1,161,561	$1,175,367	$1,156,890
8/31/20	$1,153,303	$1,169,852	$1,148,198
9/30/20	$1,150,116	$1,170,100	$1,146,174
10/31/20	$1,147,979	$1,166,585	$1,142,374
11/30/20	$1,169,649	$1,184,190	$1,164,523
12/31/20	$1,180,610	$1,191,404	$1,174,353
1/31/21	$1,190,180	$1,198,996	$1,182,451
2/28/21	$1,171,091	$1,179,946	$1,162,446
3/31/21	$1,176,831	$1,187,223	$1,169,780
4/30/21	$1,189,713	$1,197,181	$1,182,398
5/31/21	$1,197,288	$1,200,752	$1,187,884
6/30/21	$1,203,006	$1,204,050	$1,191,791
7/31/21	$1,211,759	$1,214,035	$1,201,186
8/31/21	$1,205,283	$1,209,580	$1,194,973
9/30/21	$1,195,886	$1,200,851	$1,185,374
10/31/21	$1,195,528	$1,197,340	$1,182,600
11/30/21	$1,206,290	$1,207,533	$1,193,872
12/31/21	$1,207,854	$1,209,481	$1,196,288
1/31/22	$1,177,820	$1,176,374	$1,162,462
2/28/22	$1,171,460	$1,172,159	$1,158,078
3/31/22	$1,131,506	$1,134,161	$1,118,116
4/30/22	$1,097,985	$1,102,791	$1,085,558
5/31/22	$1,114,390	$1,119,173	$1,107,358
6/30/22	$1,088,021	$1,100,843	$1,083,699
7/31/22	$1,118,054	$1,129,929	$1,113,523
8/31/22	$1,091,805	$1,105,165	$1,085,814
9/30/22	$1,049,289	$1,062,748	$1,043,658
10/31/22	$1,038,404	$1,053,910	$1,033,872
11/30/22	$1,094,030	$1,103,205	$1,086,947
12/31/22	$1,090,952	$1,106,363	$1,089,398
1/31/23	$1,129,089	$1,138,143	$1,125,049
2/28/23	$1,102,987	$1,112,408	$1,097,949
3/31/23	$1,121,994	$1,137,089	$1,124,437
4/30/23	$1,125,935	$1,134,492	$1,122,722
5/31/23	$1,120,674	$1,124,661	$1,112,736
6/30/23	$1,133,625	$1,135,927	$1,126,277
7/31/23	$1,135,572	$1,140,420	$1,129,207
8/31/23	$1,121,924	$1,124,003	$1,111,190
9/30/23	$1,093,452	$1,091,060	$1,076,155
10/31/23	$1,077,526	$1,081,775	$1,067,014
11/30/23	$1,145,184	$1,150,447	$1,140,976
12/31/23	$1,177,698	$1,177,186	$1,169,098
1/31/24	$1,176,576	$1,171,174	$1,162,332
2/29/24	$1,178,903	$1,172,678	$1,162,305
3/31/24	$1,179,136	$1,172,641	$1,160,506
4/30/24	$1,167,412	$1,158,118	$1,146,479
5/31/24	$1,168,931	$1,154,721	$1,143,249
6/30/24	$1,185,319	$1,172,420	$1,163,125
7/31/24	$1,194,210	$1,183,106	$1,173,151
8/31/24	$1,200,167	$1,192,437	$1,181,430
9/30/24	$1,211,175	$1,204,223	$1,193,215
10/31/24	$1,199,122	$1,186,664	$1,174,021
11/30/24	$1,217,021	$1,207,162	$1,197,423
12/31/24	$1,202,609	$1,189,588	$1,178,893
1/31/25	$1,202,493	$1,195,550	$1,184,370
2/28/25	$1,214,702	$1,207,404	$1,195,156
3/31/25	$1,193,202	$1,186,941	$1,171,830
4/30/25	$1,186,582	$1,177,379	$1,164,486
5/31/25	$1,178,825	$1,178,135	$1,162,279
6/30/25	$1,184,519	$1,185,469	$1,169,171
7/31/25	$1,177,793	$1,183,075	$1,164,567
8/31/25	$1,187,229	$1,193,358	$1,173,195
9/30/25	$1,220,495	$1,220,994	$1,204,022
10/31/25	$1,234,716	$1,236,137	$1,219,873
11/30/25	$1,235,875	$1,238,973	$1,221,229
12/31/25	$1,236,226	$1,240,088	$1,222,449
1/31/26	$1,244,514	$1,251,726	$1,233,798
2/28/26	$1,262,081	$1,267,326	$1,250,720
3/31/26	$1,240,018	$1,237,891	$1,221,158

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-3	3.92%	1.05%	2.17%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg New York Municipal Bond Index	4.21%	0.86%	2.02%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 960,279,000
Holdings Count | Holding	270
Advisory Fees Paid, Amount	$ 2,036,000
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$960,279
# of Portfolio Holdings	270
Portfolio Turnover Rate	44%
Total Net Advisory Fees Paid During the Reporting Period	$2,036
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Income Tax Revenue	16.4%
Water Revenue	8.4%
College & University Revenue	7.5%
Sovereign	7.0%
Port, Airport & Marina Revenue	6.7%
Local or Guaranteed Housing	6.5%
Sales Tax Revenue	5.3%
Ad Valorem Property Tax	5.3%
Electric Power & Light Revenue	4.6%
Health, Hospital & Nursing Home Revenue	4.3%
Natural Gas Revenue	3.7%
Other Investments	17.3%
Short-Term Instruments	4.6%
Affiliated Investments FR_72201W154	1.2%
Other Assets and Liabilities, Net	1.2%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026620
Shareholder Report [Line Items]
Fund Name	PIMCO Short Duration Municipal Income Fund
Class Name	Class A
Trading Symbol	PSDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Short Duration Municipal Income Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$74	0.73%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the housing sector contributed to relative performance versus the Bloomberg 1-Year Municipal Bond Index (“Index”), as the sector outperformed the broader municipal market.

  Security selection within the healthcare sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the broader municipal market.

  Security selection within the industrial revenue sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the broader municipal market.

  Yield curve strategies detracted from relative performance versus the Index, as front-end rates fell and long-end maturities rose.

  Underweight exposure to the lease-backed sector detracted from relative performance versus the Index, as the sector outperformed the broader municipal market.

  Security selection within the education sector detracted from relative performance versus the Index, as the Fund’s holdings underperformed the broader municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charge)	Bloomberg Municipal Bond Index	Bloomberg 1-Year Municipal Bond Index
3/31/16	$9,781	$10,000	$10,000
4/30/16	$9,799	$10,074	$10,011
5/31/16	$9,793	$10,101	$10,016
6/30/16	$9,823	$10,261	$10,034
7/31/16	$9,829	$10,268	$10,051
8/31/16	$9,835	$10,282	$10,036
9/30/16	$9,807	$10,230	$10,015
10/31/16	$9,790	$10,123	$10,022
11/30/16	$9,670	$9,745	$9,978
12/31/16	$9,678	$9,860	$9,998
1/31/17	$9,721	$9,925	$10,034
2/28/17	$9,777	$9,994	$10,067
3/31/17	$9,787	$10,015	$10,067
4/30/17	$9,808	$10,088	$10,083
5/31/17	$9,852	$10,248	$10,102
6/30/17	$9,827	$10,211	$10,093
7/31/17	$9,871	$10,294	$10,118
8/31/17	$9,904	$10,372	$10,140
9/30/17	$9,890	$10,320	$10,128
10/31/17	$9,888	$10,345	$10,129
11/30/17	$9,839	$10,289	$10,083
12/31/17	$9,862	$10,397	$10,090
1/31/18	$9,861	$10,275	$10,118
2/28/18	$9,849	$10,244	$10,136
3/31/18	$9,848	$10,282	$10,128
4/30/18	$9,836	$10,245	$10,119
5/31/18	$9,871	$10,362	$10,152
6/30/18	$9,896	$10,371	$10,188
7/31/18	$9,907	$10,396	$10,209
8/31/18	$9,909	$10,423	$10,206
9/30/18	$9,898	$10,356	$10,186
10/31/18	$9,887	$10,292	$10,195
11/30/18	$9,926	$10,406	$10,227
12/31/18	$9,963	$10,530	$10,265
1/31/19	$10,000	$10,610	$10,297
2/28/19	$10,026	$10,667	$10,321
3/31/19	$10,088	$10,835	$10,349
4/30/19	$10,090	$10,876	$10,357
5/31/19	$10,152	$11,026	$10,395
6/30/19	$10,177	$11,067	$10,427
7/31/19	$10,226	$11,156	$10,462
8/31/19	$10,263	$11,332	$10,476
9/30/19	$10,227	$11,241	$10,454
10/31/19	$10,251	$11,261	$10,484
11/30/19	$10,263	$11,289	$10,503
12/31/19	$10,275	$11,324	$10,518
1/31/20	$10,334	$11,527	$10,555
2/29/20	$10,357	$11,676	$10,577
3/31/20	$10,223	$11,252	$10,524
4/30/20	$10,199	$11,111	$10,548
5/31/20	$10,343	$11,465	$10,652
6/30/20	$10,402	$11,559	$10,652
7/31/20	$10,460	$11,754	$10,679
8/31/20	$10,456	$11,699	$10,681
9/30/20	$10,463	$11,701	$10,689
10/31/20	$10,457	$11,666	$10,680
11/30/20	$10,499	$11,842	$10,694
12/31/20	$10,530	$11,914	$10,703
1/31/21	$10,547	$11,990	$10,721
2/28/21	$10,505	$11,799	$10,717
3/31/21	$10,523	$11,872	$10,725
4/30/21	$10,553	$11,972	$10,732
5/31/21	$10,558	$12,008	$10,737
6/30/21	$10,551	$12,040	$10,736
7/31/21	$10,581	$12,140	$10,750
8/31/21	$10,573	$12,096	$10,747
9/30/21	$10,542	$12,009	$10,736
10/31/21	$10,521	$11,973	$10,734
11/30/21	$10,538	$12,075	$10,737
12/31/21	$10,524	$12,095	$10,736
1/31/22	$10,429	$11,764	$10,665
2/28/22	$10,399	$11,722	$10,651
3/31/22	$10,281	$11,342	$10,563
4/30/22	$10,190	$11,028	$10,520
5/31/22	$10,247	$11,192	$10,600
6/30/22	$10,207	$11,008	$10,603
7/31/22	$10,304	$11,299	$10,661
8/31/22	$10,217	$11,052	$10,576
9/30/22	$10,082	$10,627	$10,485
10/31/22	$10,059	$10,539	$10,499
11/30/22	$10,212	$11,032	$10,620
12/31/22	$10,245	$11,064	$10,614
1/31/23	$10,361	$11,381	$10,704
2/28/23	$10,269	$11,124	$10,613
3/31/23	$10,378	$11,371	$10,727
4/30/23	$10,373	$11,345	$10,696
5/31/23	$10,344	$11,247	$10,684
6/30/23	$10,394	$11,359	$10,735
7/31/23	$10,414	$11,404	$10,758
8/31/23	$10,412	$11,240	$10,770
9/30/23	$10,335	$10,911	$10,725
10/31/23	$10,333	$10,818	$10,755
11/30/23	$10,550	$11,504	$10,911
12/31/23	$10,666	$11,772	$10,974
1/31/24	$10,677	$11,712	$10,971
2/29/24	$10,690	$11,727	$10,988
3/31/24	$10,703	$11,726	$10,987
4/30/24	$10,665	$11,581	$10,988
5/31/24	$10,667	$11,547	$11,015
6/30/24	$10,756	$11,724	$11,077
7/31/24	$10,822	$11,831	$11,150
8/31/24	$10,903	$11,924	$11,223
9/30/24	$10,955	$12,042	$11,258
10/31/24	$10,890	$11,867	$11,230
11/30/24	$10,969	$12,072	$11,274
12/31/24	$10,930	$11,896	$11,272
1/31/25	$10,969	$11,955	$11,331
2/28/25	$11,035	$12,074	$11,378
3/31/25	$11,007	$11,869	$11,390
4/30/25	$10,994	$11,774	$11,370
5/31/25	$11,048	$11,781	$11,425
6/30/25	$11,127	$11,855	$11,484
7/31/25	$11,167	$11,831	$11,542
8/31/25	$11,236	$11,934	$11,589
9/30/25	$11,289	$12,210	$11,598
10/31/25	$11,319	$12,361	$11,591
11/30/25	$11,345	$12,390	$11,624
12/31/25	$11,374	$12,401	$11,662
1/31/26	$11,440	$12,517	$11,728
2/28/26	$11,494	$12,673	$11,776
3/31/26	$11,414	$12,379	$11,736

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	3.70%	1.64%	1.56%
Class A (including sales charge)	1.38%	1.17%	1.33%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg 1-Year Municipal Bond Index	3.04%	1.82%	1.61%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 595,617,000
Holdings Count | Holding	230
Advisory Fees Paid, Amount	$ 904,000
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$595,617
# of Portfolio Holdings	230
Portfolio Turnover Rate	45%
Total Net Advisory Fees Paid During the Reporting Period	$904
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Health, Hospital & Nursing Home Revenue	15.9%
Local or Guaranteed Housing	13.8%
Electric Power & Light Revenue	7.7%
Sovereign	6.8%
College & University Revenue	5.7%
Industrial Revenue	5.2%
Ad Valorem Property Tax	4.8%
Natural Gas Revenue	4.7%
Resource Recovery Revenue	4.1%
Port, Airport & Marina Revenue	3.7%
Highway Revenue Tolls	2.4%
Other Investments	13.7%
Short-Term Instruments	2.1%
Affiliated Investments FR_72201W154	8.8%
Other Assets and Liabilities, Net	0.6%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026621
Shareholder Report [Line Items]
Fund Name	PIMCO Short Duration Municipal Income Fund
Class Name	Class C
Trading Symbol	PSDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Short Duration Municipal Income Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$105	1.03%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the housing sector contributed to relative performance versus the Bloomberg 1-Year Municipal Bond Index (“Index”), as the sector outperformed the broader municipal market.

  Security selection within the healthcare sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the broader municipal market.

  Security selection within the industrial revenue sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the broader municipal market.

  Yield curve strategies detracted from relative performance versus the Index, as front-end rates fell and long-end maturities rose.

  Underweight exposure to the lease-backed sector detracted from relative performance versus the Index, as the sector outperformed the broader municipal market.

  Security selection within the education sector detracted from relative performance versus the Index, as the Fund’s holdings underperformed the broader municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class C (excluding sales charge)	Bloomberg Municipal Bond Index	Bloomberg 1-Year Municipal Bond Index
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,016	$10,074	$10,011
5/31/16	$10,008	$10,101	$10,016
6/30/16	$10,036	$10,261	$10,034
7/31/16	$10,039	$10,268	$10,051
8/31/16	$10,043	$10,282	$10,036
9/30/16	$10,012	$10,230	$10,015
10/31/16	$9,992	$10,123	$10,022
11/30/16	$9,867	$9,745	$9,978
12/31/16	$9,873	$9,860	$9,998
1/31/17	$9,914	$9,925	$10,034
2/28/17	$9,969	$9,994	$10,067
3/31/17	$9,976	$10,015	$10,067
4/30/17	$9,995	$10,088	$10,083
5/31/17	$10,037	$10,248	$10,102
6/30/17	$10,009	$10,211	$10,093
7/31/17	$10,052	$10,294	$10,118
8/31/17	$10,083	$10,372	$10,140
9/30/17	$10,067	$10,320	$10,128
10/31/17	$10,061	$10,345	$10,129
11/30/17	$10,010	$10,289	$10,083
12/31/17	$10,030	$10,397	$10,090
1/31/18	$10,027	$10,275	$10,118
2/28/18	$10,012	$10,244	$10,136
3/31/18	$10,009	$10,282	$10,128
4/30/18	$9,994	$10,245	$10,119
5/31/18	$10,027	$10,362	$10,152
6/30/18	$10,050	$10,371	$10,188
7/31/18	$10,059	$10,396	$10,209
8/31/18	$10,058	$10,423	$10,206
9/30/18	$10,044	$10,356	$10,186
10/31/18	$10,031	$10,292	$10,195
11/30/18	$10,067	$10,406	$10,227
12/31/18	$10,102	$10,530	$10,265
1/31/19	$10,137	$10,610	$10,297
2/28/19	$10,162	$10,667	$10,321
3/31/19	$10,222	$10,835	$10,349
4/30/19	$10,221	$10,876	$10,357
5/31/19	$10,282	$11,026	$10,395
6/30/19	$10,304	$11,067	$10,427
7/31/19	$10,351	$11,156	$10,462
8/31/19	$10,386	$11,332	$10,476
9/30/19	$10,347	$11,241	$10,454
10/31/19	$10,369	$11,261	$10,484
11/30/19	$10,379	$11,289	$10,503
12/31/19	$10,388	$11,324	$10,518
1/31/20	$10,445	$11,527	$10,555
2/29/20	$10,466	$11,676	$10,577
3/31/20	$10,328	$11,252	$10,524
4/30/20	$10,301	$11,111	$10,548
5/31/20	$10,444	$11,465	$10,652
6/30/20	$10,501	$11,559	$10,652
7/31/20	$10,557	$11,754	$10,679
8/31/20	$10,550	$11,699	$10,681
9/30/20	$10,554	$11,701	$10,689
10/31/20	$10,545	$11,666	$10,680
11/30/20	$10,586	$11,842	$10,694
12/31/20	$10,613	$11,914	$10,703
1/31/21	$10,628	$11,990	$10,721
2/28/21	$10,583	$11,799	$10,717
3/31/21	$10,598	$11,872	$10,725
4/30/21	$10,626	$11,972	$10,732
5/31/21	$10,629	$12,008	$10,737
6/30/21	$10,619	$12,040	$10,736
7/31/21	$10,647	$12,140	$10,750
8/31/21	$10,636	$12,096	$10,747
9/30/21	$10,601	$12,009	$10,736
10/31/21	$10,578	$11,973	$10,734
11/30/21	$10,593	$12,075	$10,737
12/31/21	$10,576	$12,095	$10,736
1/31/22	$10,478	$11,764	$10,665
2/28/22	$10,445	$11,722	$10,651
3/31/22	$10,324	$11,342	$10,563
4/30/22	$10,230	$11,028	$10,520
5/31/22	$10,284	$11,192	$10,600
6/30/22	$10,242	$11,008	$10,603
7/31/22	$10,336	$11,299	$10,661
8/31/22	$10,247	$11,052	$10,576
9/30/22	$10,109	$10,627	$10,485
10/31/22	$10,083	$10,539	$10,499
11/30/22	$10,234	$11,032	$10,620
12/31/22	$10,264	$11,064	$10,614
1/31/23	$10,379	$11,381	$10,704
2/28/23	$10,284	$11,124	$10,613
3/31/23	$10,390	$11,371	$10,727
4/30/23	$10,383	$11,345	$10,696
5/31/23	$10,351	$11,247	$10,684
6/30/23	$10,398	$11,359	$10,735
7/31/23	$10,416	$11,404	$10,758
8/31/23	$10,411	$11,240	$10,770
9/30/23	$10,332	$10,911	$10,725
10/31/23	$10,327	$10,818	$10,755
11/30/23	$10,541	$11,504	$10,911
12/31/23	$10,654	$11,772	$10,974
1/31/24	$10,663	$11,712	$10,971
2/29/24	$10,673	$11,727	$10,988
3/31/24	$10,684	$11,726	$10,987
4/30/24	$10,643	$11,581	$10,988
5/31/24	$10,642	$11,547	$11,015
6/30/24	$10,729	$11,724	$11,077
7/31/24	$10,791	$11,831	$11,150
8/31/24	$10,869	$11,924	$11,223
9/30/24	$10,918	$12,042	$11,258
10/31/24	$10,851	$11,867	$11,230
11/30/24	$10,927	$12,072	$11,274
12/31/24	$10,885	$11,896	$11,272
1/31/25	$10,922	$11,955	$11,331
2/28/25	$10,985	$12,074	$11,378
3/31/25	$10,954	$11,869	$11,390
4/30/25	$10,939	$11,774	$11,370
5/31/25	$10,989	$11,781	$11,425
6/30/25	$11,065	$11,855	$11,484
7/31/25	$11,102	$11,831	$11,542
8/31/25	$11,167	$11,934	$11,589
9/30/25	$11,218	$12,210	$11,598
10/31/25	$11,244	$12,361	$11,591
11/30/25	$11,268	$12,390	$11,624
12/31/25	$11,293	$12,401	$11,662
1/31/26	$11,357	$12,517	$11,728
2/28/26	$11,408	$12,673	$11,776
3/31/26	$11,326	$12,379	$11,736

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	3.39%	1.34%	1.25%
Class C (including sales charge)	2.39%	1.34%	1.25%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg 1-Year Municipal Bond Index	3.04%	1.82%	1.61%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 595,617,000
Holdings Count | Holding	230
Advisory Fees Paid, Amount	$ 904,000
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$595,617
# of Portfolio Holdings	230
Portfolio Turnover Rate	45%
Total Net Advisory Fees Paid During the Reporting Period	$904
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Health, Hospital & Nursing Home Revenue	15.9%
Local or Guaranteed Housing	13.8%
Electric Power & Light Revenue	7.7%
Sovereign	6.8%
College & University Revenue	5.7%
Industrial Revenue	5.2%
Ad Valorem Property Tax	4.8%
Natural Gas Revenue	4.7%
Resource Recovery Revenue	4.1%
Port, Airport & Marina Revenue	3.7%
Highway Revenue Tolls	2.4%
Other Investments	13.7%
Short-Term Instruments	2.1%
Affiliated Investments FR_72201W154	8.8%
Other Assets and Liabilities, Net	0.6%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026618
Shareholder Report [Line Items]
Fund Name	PIMCO Short Duration Municipal Income Fund
Class Name	Institutional Class
Trading Symbol	PSDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Short Duration Municipal Income Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$34	0.33%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the housing sector contributed to relative performance versus the Bloomberg 1-Year Municipal Bond Index (“Index”), as the sector outperformed the broader municipal market.

  Security selection within the healthcare sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the broader municipal market.

  Security selection within the industrial revenue sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the broader municipal market.

  Yield curve strategies detracted from relative performance versus the Index, as front-end rates fell and long-end maturities rose.

  Underweight exposure to the lease-backed sector detracted from relative performance versus the Index, as the sector outperformed the broader municipal market.

  Security selection within the education sector detracted from relative performance versus the Index, as the Fund’s holdings underperformed the broader municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Bloomberg Municipal Bond Index	Bloomberg 1-Year Municipal Bond Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,002,221	$1,007,353	$1,001,110
5/31/16	$1,001,961	$1,010,078	$1,001,615
6/30/16	$1,005,312	$1,026,147	$1,003,352
7/31/16	$1,006,275	$1,026,773	$1,005,108
8/31/16	$1,007,235	$1,028,159	$1,003,596
9/30/16	$1,004,742	$1,023,027	$1,001,455
10/31/16	$1,003,304	$1,012,295	$1,002,162
11/30/16	$991,291	$974,540	$997,808
12/31/16	$992,514	$985,982	$999,774
1/31/17	$997,253	$992,482	$1,003,413
2/28/17	$1,003,305	$999,374	$1,006,710
3/31/17	$1,004,677	$1,001,543	$1,006,697
4/30/17	$1,007,108	$1,008,810	$1,008,301
5/31/17	$1,011,977	$1,024,821	$1,010,185
6/30/17	$1,009,770	$1,021,145	$1,009,327
7/31/17	$1,014,601	$1,029,407	$1,011,752
8/31/17	$1,018,333	$1,037,241	$1,014,029
9/30/17	$1,017,308	$1,031,967	$1,012,820
10/31/17	$1,017,371	$1,034,486	$1,012,919
11/30/17	$1,012,730	$1,028,947	$1,008,350
12/31/17	$1,015,419	$1,039,702	$1,009,016
1/31/18	$1,015,639	$1,027,461	$1,011,826
2/28/18	$1,014,732	$1,024,391	$1,013,561
3/31/18	$1,015,028	$1,028,172	$1,012,809
4/30/18	$1,014,104	$1,024,503	$1,011,889
5/31/18	$1,018,031	$1,036,235	$1,015,228
6/30/18	$1,020,929	$1,037,119	$1,018,800
7/31/18	$1,022,466	$1,039,636	$1,020,920
8/31/18	$1,023,053	$1,042,306	$1,020,552
9/30/18	$1,022,134	$1,035,558	$1,018,596
10/31/18	$1,021,407	$1,029,181	$1,019,494
11/30/18	$1,025,748	$1,040,572	$1,022,697
12/31/18	$1,029,914	$1,053,031	$1,026,541
1/31/19	$1,034,050	$1,060,991	$1,029,733
2/28/19	$1,037,141	$1,066,672	$1,032,069
3/31/19	$1,043,854	$1,083,534	$1,034,892
4/30/19	$1,044,424	$1,087,606	$1,035,655
5/31/19	$1,051,215	$1,102,600	$1,039,511
6/30/19	$1,054,100	$1,106,671	$1,042,725
7/31/19	$1,059,519	$1,115,590	$1,046,161
8/31/19	$1,063,772	$1,133,187	$1,047,637
9/30/19	$1,060,319	$1,124,103	$1,045,440
10/31/19	$1,063,188	$1,126,118	$1,048,447
11/30/19	$1,064,839	$1,128,934	$1,050,267
12/31/19	$1,066,407	$1,132,381	$1,051,820
1/31/20	$1,072,950	$1,152,726	$1,055,526
2/29/20	$1,075,639	$1,167,591	$1,057,665
3/31/20	$1,062,042	$1,125,239	$1,052,397
4/30/20	$1,059,871	$1,111,117	$1,054,823
5/31/20	$1,075,230	$1,146,463	$1,065,248
6/30/20	$1,081,731	$1,155,899	$1,065,236
7/31/20	$1,088,202	$1,175,367	$1,067,906
8/31/20	$1,088,062	$1,169,852	$1,068,080
9/30/20	$1,089,185	$1,170,100	$1,068,879
10/31/20	$1,088,909	$1,166,585	$1,068,019
11/30/20	$1,093,673	$1,184,190	$1,069,356
12/31/20	$1,097,254	$1,191,404	$1,070,310
1/31/21	$1,099,381	$1,198,996	$1,072,078
2/28/21	$1,095,344	$1,179,946	$1,071,725
3/31/21	$1,097,553	$1,187,223	$1,072,500
4/30/21	$1,101,124	$1,197,181	$1,073,239
5/31/21	$1,101,970	$1,200,752	$1,073,668
6/30/21	$1,101,641	$1,204,050	$1,073,612
7/31/21	$1,105,136	$1,214,035	$1,074,958
8/31/21	$1,104,697	$1,209,580	$1,074,737
9/30/21	$1,101,728	$1,200,851	$1,073,621
10/31/21	$1,099,946	$1,197,340	$1,073,388
11/30/21	$1,102,079	$1,207,533	$1,073,699
12/31/21	$1,101,031	$1,209,481	$1,073,609
1/31/22	$1,091,490	$1,176,374	$1,066,507
2/28/22	$1,088,633	$1,172,159	$1,065,138
3/31/22	$1,076,683	$1,134,161	$1,056,276
4/30/22	$1,067,478	$1,102,791	$1,052,018
5/31/22	$1,073,782	$1,119,173	$1,060,029
6/30/22	$1,069,935	$1,100,843	$1,060,336
7/31/22	$1,080,470	$1,129,929	$1,066,057
8/31/22	$1,071,761	$1,105,165	$1,057,618
9/30/22	$1,057,961	$1,062,748	$1,048,512
10/31/22	$1,055,869	$1,053,910	$1,049,865
11/30/22	$1,072,308	$1,103,205	$1,061,967
12/31/22	$1,076,126	$1,106,363	$1,061,441
1/31/23	$1,088,728	$1,138,143	$1,070,350
2/28/23	$1,079,337	$1,112,408	$1,061,303
3/31/23	$1,091,181	$1,137,089	$1,072,697
4/30/23	$1,091,018	$1,134,492	$1,069,590
5/31/23	$1,088,362	$1,124,661	$1,068,423
6/30/23	$1,093,922	$1,135,927	$1,073,510
7/31/23	$1,096,468	$1,140,420	$1,075,820
8/31/23	$1,096,581	$1,124,003	$1,076,984
9/30/23	$1,088,833	$1,091,060	$1,072,542
10/31/23	$1,088,977	$1,081,775	$1,075,496
11/30/23	$1,112,204	$1,150,447	$1,091,075
12/31/23	$1,124,820	$1,177,186	$1,097,449
1/31/24	$1,126,348	$1,171,174	$1,097,088
2/29/24	$1,128,082	$1,172,678	$1,098,780
3/31/24	$1,129,881	$1,172,641	$1,098,703
4/30/24	$1,126,223	$1,158,118	$1,098,838
5/31/24	$1,126,832	$1,154,721	$1,101,496
6/30/24	$1,136,602	$1,172,420	$1,107,723
7/31/24	$1,143,892	$1,183,106	$1,115,008
8/31/24	$1,152,868	$1,192,437	$1,122,317
9/30/24	$1,158,727	$1,204,223	$1,125,845
10/31/24	$1,152,305	$1,186,664	$1,123,031
11/30/24	$1,161,068	$1,207,162	$1,127,445
12/31/24	$1,157,294	$1,189,588	$1,127,177
1/31/25	$1,161,877	$1,195,550	$1,133,088
2/28/25	$1,169,209	$1,207,404	$1,137,844
3/31/25	$1,166,598	$1,186,941	$1,139,038
4/30/25	$1,165,631	$1,177,379	$1,137,045
5/31/25	$1,171,691	$1,178,135	$1,142,475
6/30/25	$1,180,482	$1,185,469	$1,148,388
7/31/25	$1,185,145	$1,183,075	$1,154,223
8/31/25	$1,192,815	$1,193,358	$1,158,898
9/30/25	$1,198,904	$1,220,994	$1,159,792
10/31/25	$1,202,471	$1,236,137	$1,159,146
11/30/25	$1,205,617	$1,238,973	$1,162,437
12/31/25	$1,209,079	$1,240,088	$1,166,237
1/31/26	$1,216,597	$1,251,726	$1,172,752
2/28/26	$1,222,697	$1,267,326	$1,177,553
3/31/26	$1,214,601	$1,237,891	$1,173,646

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	4.11%	2.05%	1.96%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg 1-Year Municipal Bond Index	3.04%	1.82%	1.61%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 595,617,000
Holdings Count | Holding	230
Advisory Fees Paid, Amount	$ 904,000
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$595,617
# of Portfolio Holdings	230
Portfolio Turnover Rate	45%
Total Net Advisory Fees Paid During the Reporting Period	$904
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Health, Hospital & Nursing Home Revenue	15.9%
Local or Guaranteed Housing	13.8%
Electric Power & Light Revenue	7.7%
Sovereign	6.8%
College & University Revenue	5.7%
Industrial Revenue	5.2%
Ad Valorem Property Tax	4.8%
Natural Gas Revenue	4.7%
Resource Recovery Revenue	4.1%
Port, Airport & Marina Revenue	3.7%
Highway Revenue Tolls	2.4%
Other Investments	13.7%
Short-Term Instruments	2.1%
Affiliated Investments FR_72201W154	8.8%
Other Assets and Liabilities, Net	0.6%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000064150
Shareholder Report [Line Items]
Fund Name	PIMCO Short Duration Municipal Income Fund
Class Name	I-2
Trading Symbol	PSDPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Short Duration Municipal Income Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the housing sector contributed to relative performance versus the Bloomberg 1-Year Municipal Bond Index (“Index”), as the sector outperformed the broader municipal market.

  Security selection within the healthcare sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the broader municipal market.

  Security selection within the industrial revenue sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the broader municipal market.

  Yield curve strategies detracted from relative performance versus the Index, as front-end rates fell and long-end maturities rose.

  Underweight exposure to the lease-backed sector detracted from relative performance versus the Index, as the sector outperformed the broader municipal market.

  Security selection within the education sector detracted from relative performance versus the Index, as the Fund’s holdings underperformed the broader municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-2	Bloomberg Municipal Bond Index	Bloomberg 1-Year Municipal Bond Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,002,136	$1,007,353	$1,001,110
5/31/16	$1,001,794	$1,010,078	$1,001,615
6/30/16	$1,005,062	$1,026,147	$1,003,352
7/31/16	$1,005,940	$1,026,773	$1,005,108
8/31/16	$1,006,814	$1,028,159	$1,003,596
9/30/16	$1,004,234	$1,023,027	$1,001,455
10/31/16	$1,002,717	$1,012,295	$1,002,162
11/30/16	$990,629	$974,540	$997,808
12/31/16	$991,768	$985,982	$999,774
1/31/17	$996,426	$992,482	$1,003,413
2/28/17	$1,002,396	$999,374	$1,006,710
3/31/17	$1,003,675	$1,001,543	$1,006,697
4/30/17	$1,006,027	$1,008,810	$1,008,301
5/31/17	$1,010,807	$1,024,821	$1,010,185
6/30/17	$1,008,515	$1,021,145	$1,009,327
7/31/17	$1,013,259	$1,029,407	$1,011,752
8/31/17	$1,016,900	$1,037,241	$1,014,029
9/30/17	$1,015,789	$1,031,967	$1,012,820
10/31/17	$1,015,769	$1,034,486	$1,012,919
11/30/17	$1,011,048	$1,028,947	$1,008,350
12/31/17	$1,013,643	$1,039,702	$1,009,016
1/31/18	$1,013,779	$1,027,461	$1,011,826
2/28/18	$1,012,795	$1,024,391	$1,013,561
3/31/18	$1,013,002	$1,028,172	$1,012,809
4/30/18	$1,011,999	$1,024,503	$1,011,889
5/31/18	$1,015,833	$1,036,235	$1,015,228
6/30/18	$1,018,637	$1,037,119	$1,018,800
7/31/18	$1,020,086	$1,039,636	$1,020,920
8/31/18	$1,020,577	$1,042,306	$1,020,552
9/30/18	$1,019,584	$1,035,558	$1,018,596
10/31/18	$1,018,772	$1,029,181	$1,019,494
11/30/18	$1,023,012	$1,040,572	$1,022,697
12/31/18	$1,027,085	$1,053,031	$1,026,541
1/31/19	$1,031,125	$1,060,991	$1,029,733
2/28/19	$1,034,129	$1,066,672	$1,032,069
3/31/19	$1,040,735	$1,083,534	$1,034,892
4/30/19	$1,041,218	$1,087,606	$1,035,655
5/31/19	$1,047,897	$1,102,600	$1,039,511
6/30/19	$1,050,694	$1,106,671	$1,042,725
7/31/19	$1,056,006	$1,115,590	$1,046,161
8/31/19	$1,060,150	$1,133,187	$1,047,637
9/30/19	$1,056,627	$1,124,103	$1,045,440
10/31/19	$1,059,397	$1,126,118	$1,048,447
11/30/19	$1,060,953	$1,128,934	$1,050,267
12/31/19	$1,062,425	$1,132,381	$1,051,820
1/31/20	$1,068,850	$1,152,726	$1,055,526
2/29/20	$1,071,447	$1,167,591	$1,057,665
3/31/20	$1,057,816	$1,125,239	$1,052,397
4/30/20	$1,055,567	$1,111,117	$1,054,823
5/31/20	$1,070,775	$1,146,463	$1,065,248
6/30/20	$1,077,161	$1,155,899	$1,065,236
7/31/20	$1,083,508	$1,175,367	$1,067,906
8/31/20	$1,083,282	$1,169,852	$1,068,080
9/30/20	$1,084,311	$1,170,100	$1,068,879
10/31/20	$1,083,941	$1,166,585	$1,068,019
11/30/20	$1,088,598	$1,184,190	$1,069,356
12/31/20	$1,092,064	$1,191,404	$1,070,310
1/31/21	$1,094,097	$1,198,996	$1,072,078
2/28/21	$1,089,994	$1,179,946	$1,071,725
3/31/21	$1,092,099	$1,187,223	$1,072,500
4/30/21	$1,095,556	$1,197,181	$1,073,239
5/31/21	$1,096,312	$1,200,752	$1,073,668
6/30/21	$1,095,894	$1,204,050	$1,073,612
7/31/21	$1,099,276	$1,214,035	$1,074,958
8/31/21	$1,098,749	$1,209,580	$1,074,737
9/30/21	$1,095,702	$1,200,851	$1,073,621
10/31/21	$1,093,837	$1,197,340	$1,073,388
11/30/21	$1,095,869	$1,207,533	$1,073,699
12/31/21	$1,094,728	$1,209,481	$1,073,609
1/31/22	$1,085,155	$1,176,374	$1,066,507
2/28/22	$1,082,233	$1,172,159	$1,065,138
3/31/22	$1,070,265	$1,134,161	$1,056,276
4/30/22	$1,061,023	$1,102,791	$1,052,018
5/31/22	$1,067,204	$1,119,173	$1,060,029
6/30/22	$1,063,293	$1,100,843	$1,060,336
7/31/22	$1,073,672	$1,129,929	$1,066,057
8/31/22	$1,064,926	$1,105,165	$1,057,618
9/30/22	$1,051,122	$1,062,748	$1,048,512
10/31/22	$1,048,959	$1,053,910	$1,049,865
11/30/22	$1,065,205	$1,103,205	$1,061,967
12/31/22	$1,068,900	$1,106,363	$1,061,441
1/31/23	$1,081,331	$1,138,143	$1,070,350
2/28/23	$1,071,921	$1,112,408	$1,061,303
3/31/23	$1,083,586	$1,137,089	$1,072,697
4/30/23	$1,083,342	$1,134,492	$1,069,590
5/31/23	$1,080,613	$1,124,661	$1,068,423
6/30/23	$1,086,038	$1,135,927	$1,073,510
7/31/23	$1,088,480	$1,140,420	$1,075,820
8/31/23	$1,088,499	$1,124,003	$1,076,984
9/30/23	$1,080,716	$1,091,060	$1,072,542
10/31/23	$1,080,771	$1,081,775	$1,075,496
11/30/23	$1,103,734	$1,150,447	$1,091,075
12/31/23	$1,116,157	$1,177,186	$1,097,449
1/31/24	$1,117,582	$1,171,174	$1,097,088
2/29/24	$1,119,214	$1,172,678	$1,098,780
3/31/24	$1,120,904	$1,172,641	$1,098,703
4/30/24	$1,117,183	$1,158,118	$1,098,838
5/31/24	$1,117,686	$1,154,721	$1,101,496
6/30/24	$1,127,291	$1,172,420	$1,107,723
7/31/24	$1,134,426	$1,183,106	$1,115,008
8/31/24	$1,143,226	$1,192,437	$1,122,317
9/30/24	$1,148,948	$1,204,223	$1,125,845
10/31/24	$1,142,483	$1,186,664	$1,123,031
11/30/24	$1,151,074	$1,207,162	$1,127,445
12/31/24	$1,147,234	$1,189,588	$1,127,177
1/31/25	$1,151,677	$1,195,550	$1,133,088
2/28/25	$1,158,856	$1,207,404	$1,137,844
3/31/25	$1,156,178	$1,186,941	$1,139,038
4/30/25	$1,155,129	$1,177,379	$1,137,045
5/31/25	$1,161,033	$1,178,135	$1,142,475
6/30/25	$1,169,652	$1,185,469	$1,148,388
7/31/25	$1,174,173	$1,183,075	$1,154,223
8/31/25	$1,181,668	$1,193,358	$1,158,898
9/30/25	$1,187,606	$1,220,994	$1,159,792
10/31/25	$1,191,033	$1,236,137	$1,159,146
11/30/25	$1,194,057	$1,238,973	$1,162,437
12/31/25	$1,197,382	$1,240,088	$1,166,237
1/31/26	$1,204,726	$1,251,726	$1,172,752
2/28/26	$1,210,674	$1,267,326	$1,177,553
3/31/26	$1,202,558	$1,237,891	$1,173,646

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	4.01%	1.95%	1.86%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg 1-Year Municipal Bond Index	3.04%	1.82%	1.61%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 595,617,000
Holdings Count | Holding	230
Advisory Fees Paid, Amount	$ 904,000
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$595,617
# of Portfolio Holdings	230
Portfolio Turnover Rate	45%
Total Net Advisory Fees Paid During the Reporting Period	$904
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Health, Hospital & Nursing Home Revenue	15.9%
Local or Guaranteed Housing	13.8%
Electric Power & Light Revenue	7.7%
Sovereign	6.8%
College & University Revenue	5.7%
Industrial Revenue	5.2%
Ad Valorem Property Tax	4.8%
Natural Gas Revenue	4.7%
Resource Recovery Revenue	4.1%
Port, Airport & Marina Revenue	3.7%
Highway Revenue Tolls	2.4%
Other Investments	13.7%
Short-Term Instruments	2.1%
Affiliated Investments FR_72201W154	8.8%
Other Assets and Liabilities, Net	0.6%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000222834
Shareholder Report [Line Items]
Fund Name	PIMCO Short Duration Municipal Income Fund
Class Name	Class C-2
Trading Symbol	PCCMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Short Duration Municipal Income Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C-2	$125	1.23%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the housing sector contributed to relative performance versus the Bloomberg 1-Year Municipal Bond Index (“Index”), as the sector outperformed the broader municipal market.

  Security selection within the healthcare sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the broader municipal market.

  Security selection within the industrial revenue sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the broader municipal market.

  Yield curve strategies detracted from relative performance versus the Index, as front-end rates fell and long-end maturities rose.

  Underweight exposure to the lease-backed sector detracted from relative performance versus the Index, as the sector outperformed the broader municipal market.

  Security selection within the education sector detracted from relative performance versus the Index, as the Fund’s holdings underperformed the broader municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class C-2 (excluding sales charge)	Bloomberg Municipal Bond Index	Bloomberg 1-Year Municipal Bond Index
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,015	$10,074	$10,011
5/31/16	$10,005	$10,101	$10,016
6/30/16	$10,031	$10,261	$10,034
7/31/16	$10,033	$10,268	$10,051
8/31/16	$10,035	$10,282	$10,036
9/30/16	$10,002	$10,230	$10,015
10/31/16	$9,980	$10,123	$10,022
11/30/16	$9,854	$9,745	$9,978
12/31/16	$9,858	$9,860	$9,998
1/31/17	$9,898	$9,925	$10,034
2/28/17	$9,951	$9,994	$10,067
3/31/17	$9,957	$10,015	$10,067
4/30/17	$9,974	$10,088	$10,083
5/31/17	$10,014	$10,248	$10,102
6/30/17	$9,985	$10,211	$10,093
7/31/17	$10,025	$10,294	$10,118
8/31/17	$10,054	$10,372	$10,140
9/30/17	$10,037	$10,320	$10,128
10/31/17	$10,030	$10,345	$10,129
11/30/17	$9,977	$10,289	$10,083
12/31/17	$9,995	$10,397	$10,090
1/31/18	$9,990	$10,275	$10,118
2/28/18	$9,974	$10,244	$10,136
3/31/18	$9,969	$10,282	$10,128
4/30/18	$9,953	$10,245	$10,119
5/31/18	$9,984	$10,362	$10,152
6/30/18	$10,005	$10,371	$10,188
7/31/18	$10,012	$10,396	$10,209
8/31/18	$10,010	$10,423	$10,206
9/30/18	$9,994	$10,356	$10,186
10/31/18	$9,979	$10,292	$10,195
11/30/18	$10,014	$10,406	$10,227
12/31/18	$10,047	$10,530	$10,265
1/31/19	$10,080	$10,610	$10,297
2/28/19	$10,103	$10,667	$10,321
3/31/19	$10,161	$10,835	$10,349
4/30/19	$10,159	$10,876	$10,357
5/31/19	$10,217	$11,026	$10,395
6/30/19	$10,238	$11,067	$10,427
7/31/19	$10,282	$11,156	$10,462
8/31/19	$10,316	$11,332	$10,476
9/30/19	$10,275	$11,241	$10,454
10/31/19	$10,295	$11,261	$10,484
11/30/19	$10,303	$11,289	$10,503
12/31/19	$10,310	$11,324	$10,518
1/31/20	$10,366	$11,527	$10,555
2/29/20	$10,384	$11,676	$10,577
3/31/20	$10,245	$11,252	$10,524
4/30/20	$10,217	$11,111	$10,548
5/31/20	$10,357	$11,465	$10,652
6/30/20	$10,412	$11,559	$10,652
7/31/20	$10,466	$11,754	$10,679
8/31/20	$10,457	$11,699	$10,681
9/30/20	$10,460	$11,701	$10,689
10/31/20	$10,449	$11,666	$10,680
11/30/20	$10,487	$11,842	$10,694
12/31/20	$10,513	$11,914	$10,703
1/31/21	$10,526	$11,990	$10,721
2/28/21	$10,480	$11,799	$10,717
3/31/21	$10,493	$11,872	$10,725
4/30/21	$10,519	$11,972	$10,732
5/31/21	$10,520	$12,008	$10,737
6/30/21	$10,509	$12,040	$10,736
7/31/21	$10,534	$12,140	$10,750
8/31/21	$10,522	$12,096	$10,747
9/30/21	$10,486	$12,009	$10,736
10/31/21	$10,461	$11,973	$10,734
11/30/21	$10,474	$12,075	$10,737
12/31/21	$10,455	$12,095	$10,736
1/31/22	$10,357	$11,764	$10,665
2/28/22	$10,323	$11,722	$10,651
3/31/22	$10,202	$11,342	$10,563
4/30/22	$10,107	$11,028	$10,520
5/31/22	$10,159	$11,192	$10,600
6/30/22	$10,115	$11,008	$10,603
7/31/22	$10,207	$11,299	$10,661
8/31/22	$10,117	$11,052	$10,576
9/30/22	$9,979	$10,627	$10,485
10/31/22	$9,952	$10,539	$10,499
11/30/22	$10,099	$11,032	$10,620
12/31/22	$10,127	$11,064	$10,614
1/31/23	$10,239	$11,381	$10,704
2/28/23	$10,143	$11,124	$10,613
3/31/23	$10,246	$11,371	$10,727
4/30/23	$10,238	$11,345	$10,696
5/31/23	$10,206	$11,247	$10,684
6/30/23	$10,249	$11,359	$10,735
7/31/23	$10,265	$11,404	$10,758
8/31/23	$10,258	$11,240	$10,770
9/30/23	$10,178	$10,911	$10,725
10/31/23	$10,172	$10,818	$10,755
11/30/23	$10,382	$11,504	$10,911
12/31/23	$10,491	$11,772	$10,974
1/31/24	$10,498	$11,712	$10,971
2/29/24	$10,506	$11,727	$10,988
3/31/24	$10,515	$11,726	$10,987
4/30/24	$10,473	$11,581	$10,988
5/31/24	$10,471	$11,547	$11,015
6/30/24	$10,554	$11,724	$11,077
7/31/24	$10,614	$11,831	$11,150
8/31/24	$10,688	$11,924	$11,223
9/30/24	$10,735	$12,042	$11,258
10/31/24	$10,668	$11,867	$11,230
11/30/24	$10,740	$12,072	$11,274
12/31/24	$10,698	$11,896	$11,272
1/31/25	$10,732	$11,955	$11,331
2/28/25	$10,792	$12,074	$11,378
3/31/25	$10,760	$11,869	$11,390
4/30/25	$10,743	$11,774	$11,370
5/31/25	$10,791	$11,781	$11,425
6/30/25	$10,864	$11,855	$11,484
7/31/25	$10,899	$11,831	$11,542
8/31/25	$10,960	$11,934	$11,589
9/30/25	$11,008	$12,210	$11,598
10/31/25	$11,032	$12,361	$11,591
11/30/25	$11,054	$12,390	$11,624
12/31/25	$11,077	$12,401	$11,662
1/31/26	$11,137	$12,517	$11,728
2/28/26	$11,185	$12,673	$11,776
3/31/26	$11,103	$12,379	$11,736

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C-2 (excluding sales charge)	3.18%	1.14%	1.05%
Class C-2 (including sales charge)	2.18%	1.14%	1.05%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg 1-Year Municipal Bond Index	3.04%	1.82%	1.61%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 595,617,000
Holdings Count | Holding	230
Advisory Fees Paid, Amount	$ 904,000
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$595,617
# of Portfolio Holdings	230
Portfolio Turnover Rate	45%
Total Net Advisory Fees Paid During the Reporting Period	$904
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Health, Hospital & Nursing Home Revenue	15.9%
Local or Guaranteed Housing	13.8%
Electric Power & Light Revenue	7.7%
Sovereign	6.8%
College & University Revenue	5.7%
Industrial Revenue	5.2%
Ad Valorem Property Tax	4.8%
Natural Gas Revenue	4.7%
Resource Recovery Revenue	4.1%
Port, Airport & Marina Revenue	3.7%
Highway Revenue Tolls	2.4%
Other Investments	13.7%
Short-Term Instruments	2.1%
Affiliated Investments FR_72201W154	8.8%
Other Assets and Liabilities, Net	0.6%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000203305
Shareholder Report [Line Items]
Fund Name	PIMCO Short Duration Municipal Income Fund
Class Name	I-3
Trading Symbol	PSDUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Short Duration Municipal Income Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$49	0.48%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the housing sector contributed to relative performance versus the Bloomberg 1-Year Municipal Bond Index (“Index”), as the sector outperformed the broader municipal market.

  Security selection within the healthcare sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the broader municipal market.

  Security selection within the industrial revenue sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the broader municipal market.

  Yield curve strategies detracted from relative performance versus the Index, as front-end rates fell and long-end maturities rose.

  Underweight exposure to the lease-backed sector detracted from relative performance versus the Index, as the sector outperformed the broader municipal market.

  Security selection within the education sector detracted from relative performance versus the Index, as the Fund’s holdings underperformed the broader municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-3	Bloomberg Municipal Bond Index	Bloomberg 1-Year Municipal Bond Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,002,098	$1,007,353	$1,001,110
5/31/16	$1,001,711	$1,010,078	$1,001,615
6/30/16	$1,004,938	$1,026,147	$1,003,352
7/31/16	$1,005,773	$1,026,773	$1,005,108
8/31/16	$1,006,604	$1,028,159	$1,003,596
9/30/16	$1,003,989	$1,023,027	$1,001,455
10/31/16	$1,002,425	$1,012,295	$1,002,162
11/30/16	$990,300	$974,540	$997,808
12/31/16	$991,396	$985,982	$999,774
1/31/17	$996,003	$992,482	$1,003,413
2/28/17	$1,001,932	$999,374	$1,006,710
3/31/17	$1,003,175	$1,001,543	$1,006,697
4/30/17	$1,005,479	$1,008,810	$1,008,301
5/31/17	$1,010,212	$1,024,821	$1,010,185
6/30/17	$1,007,884	$1,021,145	$1,009,327
7/31/17	$1,012,577	$1,029,407	$1,011,752
8/31/17	$1,016,173	$1,037,241	$1,014,029
9/30/17	$1,015,025	$1,031,967	$1,012,820
10/31/17	$1,014,958	$1,034,486	$1,012,919
11/30/17	$1,010,204	$1,028,947	$1,008,350
12/31/17	$1,012,756	$1,039,702	$1,009,016
1/31/18	$1,012,847	$1,027,461	$1,011,826
2/28/18	$1,011,826	$1,024,391	$1,013,561
3/31/18	$1,011,993	$1,028,172	$1,012,809
4/30/18	$1,010,946	$1,024,503	$1,011,889
5/31/18	$1,014,732	$1,036,235	$1,015,228
6/30/18	$1,017,496	$1,037,119	$1,018,800
7/31/18	$1,018,898	$1,039,636	$1,020,920
8/31/18	$1,019,353	$1,042,306	$1,020,552
9/30/18	$1,018,312	$1,035,558	$1,018,596
10/31/18	$1,017,458	$1,029,181	$1,019,494
11/30/18	$1,021,657	$1,040,572	$1,022,697
12/31/18	$1,025,676	$1,053,031	$1,026,541
1/31/19	$1,029,664	$1,060,991	$1,029,733
2/28/19	$1,032,624	$1,066,672	$1,032,069
3/31/19	$1,039,176	$1,083,534	$1,034,892
4/30/19	$1,039,614	$1,087,606	$1,035,655
5/31/19	$1,046,241	$1,102,600	$1,039,511
6/30/19	$1,048,984	$1,106,671	$1,042,725
7/31/19	$1,054,243	$1,115,590	$1,046,161
8/31/19	$1,058,340	$1,133,187	$1,047,637
9/30/19	$1,054,774	$1,124,103	$1,045,440
10/31/19	$1,057,495	$1,126,118	$1,048,447
11/30/19	$1,059,006	$1,128,934	$1,050,267
12/31/19	$1,060,431	$1,132,381	$1,051,820
1/31/20	$1,066,802	$1,152,726	$1,055,526
2/29/20	$1,069,349	$1,167,591	$1,057,665
3/31/20	$1,055,698	$1,125,239	$1,052,397
4/30/20	$1,053,409	$1,111,117	$1,054,823
5/31/20	$1,068,540	$1,146,463	$1,065,248
6/30/20	$1,074,869	$1,155,899	$1,065,236
7/31/20	$1,081,162	$1,175,367	$1,067,906
8/31/20	$1,080,885	$1,169,852	$1,068,080
9/30/20	$1,081,868	$1,170,100	$1,068,879
10/31/20	$1,081,456	$1,166,585	$1,068,019
11/30/20	$1,086,055	$1,184,190	$1,069,356
12/31/20	$1,089,472	$1,191,404	$1,070,310
1/31/21	$1,091,446	$1,198,996	$1,072,078
2/28/21	$1,087,312	$1,179,946	$1,071,725
3/31/21	$1,089,366	$1,187,223	$1,072,500
4/30/21	$1,092,776	$1,197,181	$1,073,239
5/31/21	$1,093,477	$1,200,752	$1,073,668
6/30/21	$1,093,015	$1,204,050	$1,073,612
7/31/21	$1,096,349	$1,214,035	$1,074,958
8/31/21	$1,095,737	$1,209,580	$1,074,737
9/30/21	$1,092,616	$1,200,851	$1,073,621
10/31/21	$1,090,668	$1,197,340	$1,073,388
11/30/21	$1,092,607	$1,207,533	$1,073,699
12/31/21	$1,091,382	$1,209,481	$1,073,609
1/31/22	$1,081,765	$1,176,374	$1,066,507
2/28/22	$1,078,810	$1,172,159	$1,065,138
3/31/22	$1,066,840	$1,134,161	$1,056,276
4/30/22	$1,057,588	$1,102,791	$1,052,018
5/31/22	$1,063,697	$1,119,173	$1,060,029
6/30/22	$1,059,762	$1,100,843	$1,060,336
7/31/22	$1,070,006	$1,129,929	$1,066,057
8/31/22	$1,061,215	$1,105,165	$1,057,618
9/30/22	$1,047,420	$1,062,748	$1,048,512
10/31/22	$1,045,222	$1,053,910	$1,049,865
11/30/22	$1,061,367	$1,103,205	$1,061,967
12/31/22	$1,064,995	$1,106,363	$1,061,441
1/31/23	$1,077,334	$1,138,143	$1,070,350
2/28/23	$1,067,914	$1,112,408	$1,061,303
3/31/23	$1,079,480	$1,137,089	$1,072,697
4/30/23	$1,079,197	$1,134,492	$1,069,590
5/31/23	$1,076,443	$1,124,661	$1,068,423
6/30/23	$1,081,799	$1,135,927	$1,073,510
7/31/23	$1,084,192	$1,140,420	$1,075,820
8/31/23	$1,084,170	$1,124,003	$1,076,984
9/30/23	$1,076,376	$1,091,060	$1,072,542
10/31/23	$1,076,388	$1,081,775	$1,075,496
11/30/23	$1,099,228	$1,150,447	$1,091,075
12/31/23	$1,111,552	$1,177,186	$1,097,449
1/31/24	$1,112,926	$1,171,174	$1,097,088
2/29/24	$1,114,508	$1,172,678	$1,098,780
3/31/24	$1,116,143	$1,172,641	$1,098,703
4/30/24	$1,112,394	$1,158,118	$1,098,838
5/31/24	$1,112,844	$1,154,721	$1,101,496
6/30/24	$1,122,366	$1,172,420	$1,107,723
7/31/24	$1,129,421	$1,183,106	$1,115,008
8/31/24	$1,138,130	$1,192,437	$1,122,317
9/30/24	$1,143,783	$1,204,223	$1,125,845
10/31/24	$1,137,299	$1,186,664	$1,123,031
11/30/24	$1,145,802	$1,207,162	$1,127,445
12/31/24	$1,141,932	$1,189,588	$1,127,177
1/31/25	$1,146,304	$1,195,550	$1,133,088
2/28/25	$1,153,406	$1,207,404	$1,137,844
3/31/25	$1,150,693	$1,186,941	$1,139,038
4/30/25	$1,149,598	$1,177,379	$1,137,045
5/31/25	$1,155,424	$1,178,135	$1,142,475
6/30/25	$1,163,955	$1,185,469	$1,148,388
7/31/25	$1,168,404	$1,183,075	$1,154,223
8/31/25	$1,175,810	$1,193,358	$1,158,898
9/30/25	$1,181,672	$1,220,994	$1,159,792
10/31/25	$1,185,029	$1,236,137	$1,159,146
11/30/25	$1,187,992	$1,238,973	$1,162,437
12/31/25	$1,191,248	$1,240,088	$1,166,237
1/31/26	$1,198,503	$1,251,726	$1,172,752
2/28/26	$1,204,374	$1,267,326	$1,177,553
3/31/26	$1,196,252	$1,237,891	$1,173,646

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-3	3.96%	1.89%	1.81%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg 1-Year Municipal Bond Index	3.04%	1.82%	1.61%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 595,617,000
Holdings Count | Holding	230
Advisory Fees Paid, Amount	$ 904,000
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$595,617
# of Portfolio Holdings	230
Portfolio Turnover Rate	45%
Total Net Advisory Fees Paid During the Reporting Period	$904
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Health, Hospital & Nursing Home Revenue	15.9%
Local or Guaranteed Housing	13.8%
Electric Power & Light Revenue	7.7%
Sovereign	6.8%
College & University Revenue	5.7%
Industrial Revenue	5.2%
Ad Valorem Property Tax	4.8%
Natural Gas Revenue	4.7%
Resource Recovery Revenue	4.1%
Port, Airport & Marina Revenue	3.7%
Highway Revenue Tolls	2.4%
Other Investments	13.7%
Short-Term Instruments	2.1%
Affiliated Investments FR_72201W154	8.8%
Other Assets and Liabilities, Net	0.6%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000207236
Shareholder Report [Line Items]
Fund Name	PIMCO California Municipal Opportunistic Value Fund
Class Name	Institutional Class
Trading Symbol	GCMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO California Municipal Opportunistic Value Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the special tax sector contributed to relative performance versus the Bloomberg California Municipal Bond Index ("Index"), as the Fund's holdings outperformed the broader municipal market.

  Overweight exposure to the housing sector contributed to relative performance versus the Index, as the sector outperformed the broader municipal market.

  Yield curve strategies detracted from relative performance versus the Index, as front-end rates fell and long-end maturities rose.

  Security selection within the education sector detracted from relative performance versus the Index, as the Fund’s holdings underperformed the broader municipal market.

  Security selection within the electric utility sector detracted from relative performance versus the Index, as the Fund’s holdings underperformed the broader municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Bloomberg Municipal Bond Index	Bloomberg California Municipal Bond Index
3/31/16	$250,000	$250,000	$250,000
4/30/16	$250,870	$251,838	$251,887
5/31/16	$251,518	$252,519	$252,614
6/30/16	$253,370	$256,537	$256,617
7/31/16	$253,258	$256,693	$256,728
8/31/16	$254,114	$257,040	$257,158
9/30/16	$253,223	$255,757	$255,588
10/31/16	$252,608	$253,074	$252,609
11/30/16	$247,764	$243,635	$242,870
12/31/16	$248,575	$246,495	$245,727
1/31/17	$249,237	$248,120	$247,651
2/28/17	$250,096	$249,843	$249,094
3/31/17	$250,521	$250,386	$249,579
4/30/17	$251,433	$252,203	$251,329
5/31/17	$253,623	$256,205	$255,521
6/30/17	$253,775	$255,286	$254,669
7/31/17	$254,943	$257,352	$256,910
8/31/17	$256,124	$259,310	$258,492
9/30/17	$256,029	$257,992	$257,285
10/31/17	$256,219	$258,622	$258,120
11/30/17	$255,375	$257,237	$256,737
12/31/17	$257,167	$259,925	$259,549
1/31/18	$256,852	$256,865	$256,444
2/28/18	$256,728	$256,098	$255,616
3/31/18	$256,710	$257,043	$256,765
4/30/18	$256,429	$256,126	$255,726
5/31/18	$258,489	$259,059	$259,171
6/30/18	$258,980	$259,280	$259,253
7/31/18	$259,500	$259,909	$259,867
8/31/18	$260,039	$260,576	$260,675
9/30/18	$259,009	$258,889	$258,678
10/31/18	$258,282	$257,295	$256,899
11/30/18	$259,893	$260,143	$259,573
12/31/18	$261,863	$263,258	$262,432
1/31/19	$263,263	$265,248	$264,144
2/28/19	$264,064	$266,668	$265,453
3/31/19	$266,778	$270,883	$269,816
4/30/19	$267,637	$271,901	$270,993
5/31/19	$270,087	$275,650	$274,969
6/30/19	$270,909	$276,668	$275,908
7/31/19	$272,286	$278,898	$278,213
8/31/19	$274,473	$283,297	$282,722
9/30/19	$273,138	$281,026	$280,620
10/31/19	$273,682	$281,529	$281,114
11/30/19	$274,282	$282,234	$281,751
12/31/19	$275,106	$283,095	$282,562
1/31/20	$277,554	$288,181	$287,623
2/29/20	$279,449	$291,898	$291,347
3/31/20	$274,070	$281,310	$281,174
4/30/20	$273,005	$277,779	$278,164
5/31/20	$277,098	$286,616	$287,586
6/30/20	$277,409	$288,975	$289,239
7/31/20	$279,388	$293,842	$294,209
8/31/20	$279,132	$292,463	$292,256
9/30/20	$279,220	$292,525	$292,174
10/31/20	$279,805	$291,646	$291,370
11/30/20	$281,972	$296,048	$295,866
12/31/20	$282,454	$297,851	$297,102
1/31/21	$283,465	$299,749	$298,518
2/28/21	$282,647	$294,986	$293,097
3/31/21	$283,991	$296,806	$295,115
4/30/21	$285,390	$299,295	$297,464
5/31/21	$286,152	$300,188	$298,279
6/30/21	$286,404	$301,012	$299,057
7/31/21	$287,221	$303,509	$301,546
8/31/21	$286,871	$302,395	$300,527
9/30/21	$286,538	$300,213	$298,310
10/31/21	$286,848	$299,335	$297,466
11/30/21	$287,346	$301,883	$300,127
12/31/21	$287,392	$302,370	$300,715
1/31/22	$283,922	$294,093	$291,798
2/28/22	$283,342	$293,040	$290,916
3/31/22	$280,171	$283,540	$281,235
4/30/22	$276,761	$275,698	$273,081
5/31/22	$279,527	$279,793	$277,689
6/30/22	$277,547	$275,211	$273,383
7/31/22	$281,816	$282,482	$281,093
8/31/22	$277,865	$276,291	$275,076
9/30/22	$271,399	$265,687	$264,908
10/31/22	$269,711	$263,477	$263,182
11/30/22	$278,995	$275,801	$275,276
12/31/22	$279,208	$276,591	$276,161
1/31/23	$285,042	$284,536	$283,618
2/28/23	$280,853	$278,102	$277,170
3/31/23	$285,099	$284,272	$283,211
4/30/23	$285,197	$283,623	$282,497
5/31/23	$284,182	$281,165	$280,135
6/30/23	$286,145	$283,982	$282,911
7/31/23	$286,836	$285,105	$284,055
8/31/23	$284,382	$281,001	$280,774
9/30/23	$278,714	$272,765	$272,710
10/31/23	$275,332	$270,444	$270,348
11/30/23	$289,147	$287,612	$286,874
12/31/23	$295,291	$294,296	$293,348
1/31/24	$295,169	$292,793	$292,155
2/29/24	$295,687	$293,169	$292,482
3/31/24	$295,585	$293,160	$292,119
4/30/24	$293,401	$289,529	$288,384
5/31/24	$293,955	$288,680	$287,504
6/30/24	$297,447	$293,105	$291,539
7/31/24	$299,762	$295,777	$294,135
8/31/24	$301,252	$298,109	$296,594
9/30/24	$304,186	$301,056	$299,616
10/31/24	$300,763	$296,666	$295,533
11/30/24	$305,004	$301,791	$300,218
12/31/24	$301,855	$297,397	$296,348
1/31/25	$301,492	$298,887	$296,759
2/28/25	$304,194	$301,851	$300,052
3/31/25	$300,347	$296,735	$294,932
4/30/25	$298,408	$294,345	$291,845
5/31/25	$296,477	$294,534	$292,418
6/30/25	$297,631	$296,367	$294,534
7/31/25	$295,674	$295,769	$294,223
8/31/25	$297,515	$298,339	$297,171
9/30/25	$305,289	$305,248	$303,801
10/31/25	$309,057	$309,034	$307,491
11/30/25	$310,190	$309,743	$308,374
12/31/25	$310,136	$310,022	$308,520
1/31/26	$311,014	$312,932	$311,550
2/28/26	$315,099	$316,832	$314,994
3/31/26	$310,197	$309,473	$307,541

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	3.28%	1.78%	2.18%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg California Municipal Bond Index	4.28%	0.83%	2.09%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 198,681,000
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 803,000
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$198,681
# of Portfolio Holdings	103
Portfolio Turnover Rate	11%
Total Net Advisory Fees Paid During the Reporting Period	$803
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Ad Valorem Property Tax	38.3%
Lease (Abatement)	16.2%
Port, Airport & Marina Revenue	12.9%
Local or Guaranteed Housing	7.2%
Health, Hospital & Nursing Home Revenue	6.4%
Electric Power & Light Revenue	2.9%
Lease (Appropriation)	2.8%
Water Revenue	2.3%
Lease (Non-Terminable)	1.6%
College & University Revenue	1.4%
Highway Revenue Tolls	1.3%
Other Investments	3.7%
Short-Term Instruments	0.1%
Affiliated Investments FR_72201W154	2.8%
Other Assets and Liabilities, Net	0.1%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000207238
Shareholder Report [Line Items]
Fund Name	PIMCO National Municipal Opportunistic Value Fund
Class Name	Institutional Class
Trading Symbol	GNMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO National Municipal Opportunistic Value Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Underweight exposure to the pre-refunded segment contributed to relative performance versus the Bloomberg Municipal Bond Index (“Index”), as the segment underperformed the broader municipal market.

  Security selection within the special tax sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the broader municipal market.

  Overweight exposure to the housing sector contributed to relative performance versus the Index, as the sector outperformed the broader municipal market.

  Yield curve strategies detracted from relative performance versus the Index, as front-end rates fell and long-end maturities rose.

  Underweight exposure to the water and sewer sector detracted from relative performance versus the Index, as the sector outperformed the broader municipal market.

  Overweight exposure to the healthcare sector detracted from relative performance versus the Index, as the sector underperformed the broader municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Bloomberg Municipal Bond Index
3/31/16	$250,000	$250,000
4/30/16	$250,856	$251,838
5/31/16	$251,729	$252,519
6/30/16	$253,315	$256,537
7/31/16	$253,438	$256,693
8/31/16	$254,284	$257,040
9/30/16	$253,622	$255,757
10/31/16	$253,025	$253,074
11/30/16	$249,105	$243,635
12/31/16	$250,416	$246,495
1/31/17	$250,836	$248,120
2/28/17	$251,944	$249,843
3/31/17	$252,381	$250,386
4/30/17	$253,328	$252,203
5/31/17	$255,814	$256,205
6/30/17	$256,004	$255,286
7/31/17	$256,719	$257,352
8/31/17	$257,933	$259,310
9/30/17	$257,794	$257,992
10/31/17	$258,013	$258,622
11/30/17	$257,688	$257,237
12/31/17	$259,512	$259,925
1/31/18	$258,973	$256,865
2/28/18	$258,879	$256,098
3/31/18	$259,122	$257,043
4/30/18	$258,824	$256,126
5/31/18	$260,639	$259,059
6/30/18	$261,120	$259,280
7/31/18	$261,656	$259,909
8/31/18	$261,953	$260,576
9/30/18	$261,157	$258,889
10/31/18	$260,419	$257,295
11/30/18	$262,587	$260,143
12/31/18	$264,924	$263,258
1/31/19	$266,608	$265,248
2/28/19	$267,679	$266,668
3/31/19	$271,488	$270,883
4/30/19	$272,362	$271,901
5/31/19	$275,898	$275,650
6/30/19	$276,735	$276,668
7/31/19	$278,400	$278,898
8/31/19	$281,975	$283,297
9/30/19	$280,398	$281,026
10/31/19	$280,721	$281,529
11/30/19	$281,069	$282,234
12/31/19	$281,923	$283,095
1/31/20	$285,505	$288,181
2/29/20	$288,249	$291,898
3/31/20	$282,026	$281,310
4/30/20	$277,719	$277,779
5/31/20	$283,427	$286,616
6/30/20	$285,047	$288,975
7/31/20	$287,748	$293,842
8/31/20	$287,368	$292,463
9/30/20	$287,582	$292,525
10/31/20	$287,517	$291,646
11/30/20	$289,608	$296,048
12/31/20	$290,821	$297,851
1/31/21	$292,030	$299,749
2/28/21	$290,032	$294,986
3/31/21	$291,091	$296,806
4/30/21	$292,787	$299,295
5/31/21	$293,574	$300,188
6/30/21	$294,135	$301,012
7/31/21	$295,262	$303,509
8/31/21	$294,957	$302,395
9/30/21	$294,119	$300,213
10/31/21	$294,113	$299,335
11/30/21	$294,940	$301,883
12/31/21	$294,952	$302,370
1/31/22	$290,382	$294,093
2/28/22	$289,561	$293,040
3/31/22	$284,750	$283,540
4/30/22	$280,521	$275,698
5/31/22	$283,569	$279,793
6/30/22	$279,934	$275,211
7/31/22	$285,735	$282,482
8/31/22	$280,966	$276,291
9/30/22	$273,661	$265,687
10/31/22	$272,001	$263,477
11/30/22	$281,360	$275,801
12/31/22	$281,541	$276,591
1/31/23	$287,435	$284,536
2/28/23	$282,961	$278,102
3/31/23	$287,254	$284,272
4/30/23	$287,387	$283,623
5/31/23	$286,105	$281,165
6/30/23	$288,114	$283,982
7/31/23	$288,550	$285,105
8/31/23	$285,793	$281,001
9/30/23	$279,801	$272,765
10/31/23	$276,406	$270,444
11/30/23	$290,939	$287,612
12/31/23	$296,868	$294,296
1/31/24	$296,475	$292,793
2/29/24	$297,324	$293,169
3/31/24	$297,265	$293,160
4/30/24	$294,809	$289,529
5/31/24	$295,727	$288,680
6/30/24	$299,270	$293,105
7/31/24	$301,664	$295,777
8/31/24	$303,200	$298,109
9/30/24	$305,865	$301,056
10/31/24	$302,742	$296,666
11/30/24	$307,354	$301,791
12/31/24	$303,903	$297,397
1/31/25	$303,583	$298,887
2/28/25	$306,362	$301,851
3/31/25	$302,523	$296,735
4/30/25	$301,238	$294,345
5/31/25	$299,354	$294,534
6/30/25	$300,560	$296,367
7/31/25	$298,646	$295,769
8/31/25	$301,514	$298,339
9/30/25	$309,093	$305,248
10/31/25	$312,652	$309,034
11/30/25	$313,863	$309,743
12/31/25	$313,250	$310,022
1/31/26	$314,216	$312,932
2/28/26	$318,423	$316,832
3/31/26	$313,876	$309,473

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	3.75%	1.52%	2.30%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 203,336,000
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 861,000
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$203,336
# of Portfolio Holdings	108
Portfolio Turnover Rate	6%
Total Net Advisory Fees Paid During the Reporting Period	$861
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Ad Valorem Property Tax	26.0%
Health, Hospital & Nursing Home Revenue	11.3%
Lease (Appropriation)	10.9%
Port, Airport & Marina Revenue	9.9%
Local or Guaranteed Housing	8.8%
Sales Tax Revenue	4.8%
College & University Revenue	3.9%
Natural Gas Revenue	3.2%
Water Revenue	3.0%
Miscellaneous Taxes	2.5%
Highway Revenue Tolls	2.5%
Appropriations	2.4%
Other Investments	9.2%
Short-Term Instruments	0.1%
Affiliated Investments FR_72201W154	1.2%
Other Assets and Liabilities, Net	0.3%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026680
Shareholder Report [Line Items]
Fund Name	PIMCO Emerging Markets Bond Fund
Class Name	Class A
Trading Symbol	PAEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Emerging Markets Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$143	1.36%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within Ukrainian sovereign debt contributed to relative performance against the J.P. Morgan Emerging Markets Bond Index (EMBI) Global (“Index”), as the price depreciated in select holdings in which the fund had no exposure.

  Long exposure to the Nigerian naira contributed to relative performance versus the Index, as the currency had positive carry.

  Overweight exposure to Ecuadorian sovereign debt contributed to relative performance versus the Index, as spreads tightened.

  Security selection within Brazilian corporate debt detracted from relative performance versus the Index, as the price of select off-benchmark holdings depreciated.

  Overweight exposure to Senegalese sovereign debt detracted from relative performance versus the Index, as spreads widened.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charge)	Bloomberg Global Aggregate (USD Hedged) Index	J.P. Morgan Emerging Markets Bond Index (EMBI) Global
3/31/16	$9,625	$10,000	$10,000
4/30/16	$9,885	$10,017	$10,191
5/31/16	$9,847	$10,059	$10,161
6/30/16	$10,263	$10,251	$10,540
7/31/16	$10,468	$10,312	$10,704
8/31/16	$10,674	$10,307	$10,897
9/30/16	$10,725	$10,306	$10,934
10/31/16	$10,659	$10,206	$10,773
11/30/16	$10,227	$10,037	$10,325
12/31/16	$10,442	$10,065	$10,473
1/31/17	$10,591	$10,028	$10,624
2/28/17	$10,834	$10,114	$10,844
3/31/17	$10,911	$10,109	$10,882
4/30/17	$11,088	$10,178	$11,059
5/31/17	$11,173	$10,237	$11,151
6/30/17	$11,115	$10,208	$11,122
7/31/17	$11,229	$10,242	$11,195
8/31/17	$11,411	$10,335	$11,389
9/30/17	$11,436	$10,288	$11,387
10/31/17	$11,479	$10,331	$11,408
11/30/17	$11,427	$10,347	$11,377
12/31/17	$11,504	$10,370	$11,449
1/31/18	$11,529	$10,296	$11,427
2/28/18	$11,335	$10,273	$11,203
3/31/18	$11,358	$10,358	$11,245
4/30/18	$11,226	$10,320	$11,080
5/31/18	$11,084	$10,358	$10,960
6/30/18	$10,965	$10,377	$10,850
7/31/18	$11,176	$10,380	$11,074
8/31/18	$10,919	$10,412	$10,861
9/30/18	$11,143	$10,372	$11,053
10/31/18	$10,892	$10,352	$10,806
11/30/18	$10,833	$10,403	$10,764
12/31/18	$10,983	$10,553	$10,921
1/31/19	$11,459	$10,665	$11,404
2/28/19	$11,545	$10,678	$11,475
3/31/19	$11,688	$10,869	$11,641
4/30/19	$11,695	$10,875	$11,655
5/31/19	$11,738	$11,032	$11,722
6/30/19	$12,133	$11,186	$12,079
7/31/19	$12,268	$11,274	$12,218
8/31/19	$12,255	$11,530	$12,285
9/30/19	$12,225	$11,477	$12,241
10/31/19	$12,306	$11,457	$12,286
11/30/19	$12,293	$11,443	$12,266
12/31/19	$12,571	$11,420	$12,496
1/31/20	$12,793	$11,626	$12,713
2/29/20	$12,708	$11,768	$12,610
3/31/20	$10,929	$11,585	$11,027
4/30/20	$11,150	$11,773	$11,269
5/31/20	$11,856	$11,806	$11,916
6/30/20	$12,213	$11,865	$12,263
7/31/20	$12,681	$11,995	$12,716
8/31/20	$12,751	$11,908	$12,754
9/30/20	$12,519	$11,951	$12,543
10/31/20	$12,528	$11,952	$12,528
11/30/20	$13,077	$12,020	$12,997
12/31/20	$13,342	$12,057	$13,231
1/31/21	$13,184	$11,993	$13,070
2/28/21	$12,859	$11,806	$12,735
3/31/21	$12,695	$11,760	$12,603
4/30/21	$13,000	$11,790	$12,844
5/31/21	$13,147	$11,817	$12,983
6/30/21	$13,238	$11,874	$13,098
7/31/21	$13,305	$12,022	$13,169
8/31/21	$13,445	$11,998	$13,290
9/30/21	$13,160	$11,884	$13,029
10/31/21	$13,089	$11,853	$13,037
11/30/21	$12,814	$11,938	$12,848
12/31/21	$13,025	$11,890	$13,031
1/31/22	$12,666	$11,703	$12,654
2/28/22	$11,966	$11,547	$11,958
3/31/22	$11,942	$11,298	$11,824
4/30/22	$11,289	$10,994	$11,176
5/31/22	$11,315	$10,979	$11,197
6/30/22	$10,592	$10,813	$10,577
7/31/22	$10,870	$11,088	$10,916
8/31/22	$10,745	$10,799	$10,788
9/30/22	$10,070	$10,452	$10,133
10/31/22	$10,041	$10,416	$10,141
11/30/22	$10,824	$10,682	$10,846
12/31/22	$10,853	$10,556	$10,887
1/31/23	$11,264	$10,799	$11,225
2/28/23	$10,986	$10,626	$10,978
3/31/23	$11,114	$10,862	$11,131
4/30/23	$11,149	$10,918	$11,188
5/31/23	$11,007	$10,875	$11,088
6/30/23	$11,301	$10,869	$11,302
7/31/23	$11,495	$10,872	$11,483
8/31/23	$11,339	$10,858	$11,323
9/30/23	$11,019	$10,671	$11,005
10/31/23	$10,935	$10,595	$10,845
11/30/23	$11,548	$10,960	$11,473
12/31/23	$12,120	$11,310	$12,025
1/31/24	$12,033	$11,288	$11,883
2/29/24	$12,122	$11,210	$11,965
3/31/24	$12,385	$11,311	$12,192
4/30/24	$12,141	$11,129	$11,948
5/31/24	$12,368	$11,228	$12,165
6/30/24	$12,427	$11,325	$12,246
7/31/24	$12,705	$11,544	$12,469
8/31/24	$12,961	$11,670	$12,760
9/30/24	$13,247	$11,806	$12,989
10/31/24	$12,970	$11,646	$12,756
11/30/24	$13,168	$11,784	$12,907
12/31/24	$13,015	$11,694	$12,714
1/31/25	$13,241	$11,739	$12,870
2/28/25	$13,491	$11,881	$13,082
3/31/25	$13,367	$11,831	$13,012
4/30/25	$13,322	$11,948	$13,001
5/31/25	$13,444	$11,908	$13,112
6/30/25	$13,797	$12,022	$13,410
7/31/25	$13,970	$12,013	$13,568
8/31/25	$14,218	$12,078	$13,776
9/30/25	$14,471	$12,167	$13,999
10/31/25	$14,810	$12,263	$14,307
11/30/25	$14,891	$12,289	$14,350
12/31/25	$14,968	$12,263	$14,424
1/31/26	$15,129	$12,292	$14,504
2/28/26	$15,318	$12,465	$14,707
3/31/26	$14,798	$12,244	$14,259

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	10.71%	3.11%	4.40%
Class A (including sales charge)	6.56%	2.33%	4.00%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global	9.59%	2.50%	3.61%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 3,067,575,000
Holdings Count | Holding	1,535
Advisory Fees Paid, Amount	$ 11,102,000
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$3,067,575
# of Portfolio Holdings	1,535
Portfolio Turnover Rate	47%
Total Net Advisory Fees Paid During the Reporting Period	$11,102
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Mexico	7.9%
United States	7.4%
Colombia	5.1%
Luxembourg	4.2%
Indonesia	3.9%
Argentina	3.7%
South Africa	3.6%
Egypt	2.8%
Dominican Republic	2.7%
Other Countries	56.6%
Short-Term Instruments	5.0%
Affiliated Investments	3.9%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(6.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.20% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.20% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000026682
Shareholder Report [Line Items]
Fund Name	PIMCO Emerging Markets Bond Fund
Class Name	Class C
Trading Symbol	PEBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Emerging Markets Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$221	2.11%

Expenses Paid, Amount	$ 221
Expense Ratio, Percent	2.11%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within Ukrainian sovereign debt contributed to relative performance against the J.P. Morgan Emerging Markets Bond Index (EMBI) Global (“Index”), as the price depreciated in select holdings in which the fund had no exposure.

  Long exposure to the Nigerian naira contributed to relative performance versus the Index, as the currency had positive carry.

  Overweight exposure to Ecuadorian sovereign debt contributed to relative performance versus the Index, as spreads tightened.

  Security selection within Brazilian corporate debt detracted from relative performance versus the Index, as the price of select off-benchmark holdings depreciated.

  Overweight exposure to Senegalese sovereign debt detracted from relative performance versus the Index, as spreads widened.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class C (excluding sales charge)	Bloomberg Global Aggregate (USD Hedged) Index	J.P. Morgan Emerging Markets Bond Index (EMBI) Global
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,263	$10,017	$10,191
5/31/16	$10,218	$10,059	$10,161
6/30/16	$10,643	$10,251	$10,540
7/31/16	$10,849	$10,312	$10,704
8/31/16	$11,056	$10,307	$10,897
9/30/16	$11,101	$10,306	$10,934
10/31/16	$11,026	$10,206	$10,773
11/30/16	$10,573	$10,037	$10,325
12/31/16	$10,788	$10,065	$10,473
1/31/17	$10,935	$10,028	$10,624
2/28/17	$11,179	$10,114	$10,844
3/31/17	$11,251	$10,109	$10,882
4/30/17	$11,427	$10,178	$11,059
5/31/17	$11,508	$10,237	$11,151
6/30/17	$11,440	$10,208	$11,122
7/31/17	$11,551	$10,242	$11,195
8/31/17	$11,731	$10,335	$11,389
9/30/17	$11,749	$10,288	$11,387
10/31/17	$11,786	$10,331	$11,408
11/30/17	$11,726	$10,347	$11,377
12/31/17	$11,797	$10,370	$11,449
1/31/18	$11,815	$10,296	$11,427
2/28/18	$11,610	$10,273	$11,203
3/31/18	$11,625	$10,358	$11,245
4/30/18	$11,483	$10,320	$11,080
5/31/18	$11,331	$10,358	$10,960
6/30/18	$11,202	$10,377	$10,850
7/31/18	$11,411	$10,380	$11,074
8/31/18	$11,141	$10,412	$10,861
9/30/18	$11,363	$10,372	$11,053
10/31/18	$11,100	$10,352	$10,806
11/30/18	$11,033	$10,403	$10,764
12/31/18	$11,178	$10,553	$10,921
1/31/19	$11,656	$10,665	$11,404
2/28/19	$11,736	$10,678	$11,475
3/31/19	$11,874	$10,869	$11,641
4/30/19	$11,874	$10,875	$11,655
5/31/19	$11,910	$11,032	$11,722
6/30/19	$12,304	$11,186	$12,079
7/31/19	$12,432	$11,274	$12,218
8/31/19	$12,411	$11,530	$12,285
9/30/19	$12,374	$11,477	$12,241
10/31/19	$12,448	$11,457	$12,286
11/30/19	$12,427	$11,443	$12,266
12/31/19	$12,699	$11,420	$12,496
1/31/20	$12,916	$11,626	$12,713
2/29/20	$12,822	$11,768	$12,610
3/31/20	$11,020	$11,585	$11,027
4/30/20	$11,237	$11,773	$11,269
5/31/20	$11,941	$11,806	$11,916
6/30/20	$12,293	$11,865	$12,263
7/31/20	$12,755	$11,995	$12,716
8/31/20	$12,817	$11,908	$12,754
9/30/20	$12,576	$11,951	$12,543
10/31/20	$12,577	$11,952	$12,528
11/30/20	$13,120	$12,020	$12,997
12/31/20	$13,377	$12,057	$13,231
1/31/21	$13,211	$11,993	$13,070
2/28/21	$12,878	$11,806	$12,735
3/31/21	$12,705	$11,760	$12,603
4/30/21	$13,002	$11,790	$12,844
5/31/21	$13,141	$11,817	$12,983
6/30/21	$13,224	$11,874	$13,098
7/31/21	$13,282	$12,022	$13,169
8/31/21	$13,414	$11,998	$13,290
9/30/21	$13,121	$11,884	$13,029
10/31/21	$13,042	$11,853	$13,037
11/30/21	$12,760	$11,938	$12,848
12/31/21	$12,961	$11,890	$13,031
1/31/22	$12,597	$11,703	$12,654
2/28/22	$11,893	$11,547	$11,958
3/31/22	$11,862	$11,298	$11,824
4/30/22	$11,206	$10,994	$11,176
5/31/22	$11,225	$10,979	$11,197
6/30/22	$10,502	$10,813	$10,577
7/31/22	$10,770	$11,088	$10,916
8/31/22	$10,639	$10,799	$10,788
9/30/22	$9,964	$10,452	$10,133
10/31/22	$9,930	$10,416	$10,141
11/30/22	$10,697	$10,682	$10,846
12/31/22	$10,718	$10,556	$10,887
1/31/23	$11,118	$10,799	$11,225
2/28/23	$10,837	$10,626	$10,978
3/31/23	$10,956	$10,862	$11,131
4/30/23	$10,984	$10,918	$11,188
5/31/23	$10,838	$10,875	$11,088
6/30/23	$11,120	$10,869	$11,302
7/31/23	$11,304	$10,872	$11,483
8/31/23	$11,143	$10,858	$11,323
9/30/23	$10,822	$10,671	$11,005
10/31/23	$10,734	$10,595	$10,845
11/30/23	$11,328	$10,960	$11,473
12/31/23	$11,882	$11,310	$12,025
1/31/24	$11,789	$11,288	$11,883
2/29/24	$11,869	$11,210	$11,965
3/31/24	$12,120	$11,311	$12,192
4/30/24	$11,873	$11,129	$11,948
5/31/24	$12,087	$11,228	$12,165
6/30/24	$12,137	$11,325	$12,246
7/31/24	$12,401	$11,544	$12,469
8/31/24	$12,643	$11,670	$12,760
9/30/24	$12,914	$11,806	$12,989
10/31/24	$12,636	$11,646	$12,756
11/30/24	$12,821	$11,784	$12,907
12/31/24	$12,664	$11,694	$12,714
1/31/25	$12,876	$11,739	$12,870
2/28/25	$13,112	$11,881	$13,082
3/31/25	$12,983	$11,831	$13,012
4/30/25	$12,932	$11,948	$13,001
5/31/25	$13,041	$11,908	$13,112
6/30/25	$13,376	$12,022	$13,410
7/31/25	$13,535	$12,013	$13,568
8/31/25	$13,767	$12,078	$13,776
9/30/25	$14,003	$12,167	$13,999
10/31/25	$14,322	$12,263	$14,307
11/30/25	$14,392	$12,289	$14,350
12/31/25	$14,457	$12,263	$14,424
1/31/26	$14,603	$12,292	$14,504
2/28/26	$14,777	$12,465	$14,707
3/31/26	$14,267	$12,244	$14,259

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	9.89%	2.35%	3.62%
Class C (including sales charge)	8.89%	2.35%	3.62%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global	9.59%	2.50%	3.61%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 3,067,575,000
Holdings Count | Holding	1,535
Advisory Fees Paid, Amount	$ 11,102,000
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$3,067,575
# of Portfolio Holdings	1,535
Portfolio Turnover Rate	47%
Total Net Advisory Fees Paid During the Reporting Period	$11,102
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Mexico	7.9%
United States	7.4%
Colombia	5.1%
Luxembourg	4.2%
Indonesia	3.9%
Argentina	3.7%
South Africa	3.6%
Egypt	2.8%
Dominican Republic	2.7%
Other Countries	56.6%
Short-Term Instruments	5.0%
Affiliated Investments	3.9%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(6.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.20% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.20% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000026678
Shareholder Report [Line Items]
Fund Name	PIMCO Emerging Markets Bond Fund
Class Name	Institutional Class
Trading Symbol	PEBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Emerging Markets Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$104	0.99%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within Ukrainian sovereign debt contributed to relative performance against the J.P. Morgan Emerging Markets Bond Index (EMBI) Global (“Index”), as the price depreciated in select holdings in which the fund had no exposure.

  Long exposure to the Nigerian naira contributed to relative performance versus the Index, as the currency had positive carry.

  Overweight exposure to Ecuadorian sovereign debt contributed to relative performance versus the Index, as spreads tightened.

  Security selection within Brazilian corporate debt detracted from relative performance versus the Index, as the price of select off-benchmark holdings depreciated.

  Overweight exposure to Senegalese sovereign debt detracted from relative performance versus the Index, as spreads widened.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Bloomberg Global Aggregate (USD Hedged) Index	J.P. Morgan Emerging Markets Bond Index (EMBI) Global
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,027,279	$1,001,698	$1,019,142
5/31/16	$1,023,743	$1,005,932	$1,016,103
6/30/16	$1,067,229	$1,025,081	$1,054,016
7/31/16	$1,088,952	$1,031,206	$1,070,411
8/31/16	$1,110,731	$1,030,680	$1,089,660
9/30/16	$1,116,342	$1,030,557	$1,093,354
10/31/16	$1,109,852	$1,020,565	$1,077,344
11/30/16	$1,065,195	$1,003,709	$1,032,465
12/31/16	$1,087,959	$1,006,459	$1,047,307
1/31/17	$1,103,727	$1,002,793	$1,062,351
2/28/17	$1,129,361	$1,011,378	$1,084,404
3/31/17	$1,137,768	$1,010,911	$1,088,168
4/30/17	$1,156,566	$1,017,767	$1,105,917
5/31/17	$1,165,854	$1,023,707	$1,115,090
6/30/17	$1,160,136	$1,020,842	$1,112,230
7/31/17	$1,172,410	$1,024,198	$1,119,547
8/31/17	$1,191,784	$1,033,532	$1,138,885
9/30/17	$1,194,751	$1,028,761	$1,138,734
10/31/17	$1,199,622	$1,033,100	$1,140,775
11/30/17	$1,194,546	$1,034,700	$1,137,736
12/31/17	$1,203,022	$1,037,013	$1,144,911
1/31/18	$1,205,917	$1,029,610	$1,142,664
2/28/18	$1,186,002	$1,027,288	$1,120,277
3/31/18	$1,188,788	$1,035,806	$1,124,493
4/30/18	$1,175,321	$1,031,952	$1,108,049
5/31/18	$1,160,838	$1,035,807	$1,096,038
6/30/18	$1,148,727	$1,037,738	$1,085,027
7/31/18	$1,171,221	$1,038,022	$1,107,384
8/31/18	$1,144,658	$1,041,212	$1,086,094
9/30/18	$1,168,423	$1,037,229	$1,105,294
10/31/18	$1,142,479	$1,035,202	$1,080,638
11/30/18	$1,136,700	$1,040,267	$1,076,395
12/31/18	$1,152,768	$1,055,294	$1,092,122
1/31/19	$1,203,102	$1,066,471	$1,140,377
2/28/19	$1,212,394	$1,067,753	$1,147,467
3/31/19	$1,227,787	$1,086,877	$1,164,131
4/30/19	$1,228,930	$1,087,524	$1,165,529
5/31/19	$1,233,854	$1,103,173	$1,172,207
6/30/19	$1,275,780	$1,118,641	$1,207,896
7/31/19	$1,290,294	$1,127,444	$1,221,787
8/31/19	$1,289,395	$1,153,012	$1,228,482
9/30/19	$1,286,648	$1,147,669	$1,224,056
10/31/19	$1,295,561	$1,145,688	$1,228,596
11/30/19	$1,294,571	$1,144,344	$1,226,578
12/31/19	$1,324,205	$1,141,998	$1,249,596
1/31/20	$1,348,108	$1,162,607	$1,271,343
2/29/20	$1,339,479	$1,176,836	$1,261,004
3/31/20	$1,152,317	$1,158,521	$1,102,697
4/30/20	$1,176,043	$1,177,276	$1,126,948
5/31/20	$1,250,882	$1,180,613	$1,191,581
6/30/20	$1,288,934	$1,186,505	$1,226,279
7/31/20	$1,338,691	$1,199,470	$1,271,595
8/31/20	$1,346,470	$1,190,779	$1,275,372
9/30/20	$1,322,416	$1,195,129	$1,254,267
10/31/20	$1,323,782	$1,195,216	$1,252,766
11/30/20	$1,382,188	$1,202,035	$1,299,739
12/31/20	$1,410,717	$1,205,728	$1,323,064
1/31/21	$1,394,410	$1,199,261	$1,307,014
2/28/21	$1,360,396	$1,180,606	$1,273,504
3/31/21	$1,343,460	$1,175,955	$1,260,288
4/30/21	$1,376,177	$1,179,029	$1,284,390
5/31/21	$1,392,172	$1,181,661	$1,298,300
6/30/21	$1,402,216	$1,187,424	$1,309,849
7/31/21	$1,409,760	$1,202,182	$1,316,947
8/31/21	$1,425,093	$1,199,773	$1,328,952
9/30/21	$1,395,260	$1,188,446	$1,302,882
10/31/21	$1,388,224	$1,185,338	$1,303,661
11/30/21	$1,359,404	$1,193,793	$1,284,763
12/31/21	$1,382,271	$1,188,952	$1,303,082
1/31/22	$1,344,616	$1,170,272	$1,265,434
2/28/22	$1,270,617	$1,154,705	$1,195,775
3/31/22	$1,268,539	$1,129,814	$1,182,429
4/30/22	$1,199,506	$1,099,449	$1,117,628
5/31/22	$1,202,610	$1,097,936	$1,119,741
6/30/22	$1,126,202	$1,081,273	$1,057,736
7/31/22	$1,156,010	$1,108,814	$1,091,552
8/31/22	$1,143,106	$1,079,868	$1,078,796
9/30/22	$1,071,639	$1,045,202	$1,013,291
10/31/22	$1,068,945	$1,041,624	$1,014,085
11/30/22	$1,152,557	$1,068,168	$1,084,561
12/31/22	$1,156,046	$1,055,562	$1,088,684
1/31/23	$1,200,188	$1,079,874	$1,122,522
2/28/23	$1,170,870	$1,062,650	$1,097,775
3/31/23	$1,184,950	$1,086,213	$1,113,138
4/30/23	$1,188,969	$1,091,806	$1,118,754
5/31/23	$1,174,295	$1,087,507	$1,108,807
6/30/23	$1,206,028	$1,086,858	$1,130,172
7/31/23	$1,227,063	$1,087,210	$1,148,350
8/31/23	$1,210,723	$1,085,844	$1,132,321
9/30/23	$1,176,972	$1,067,119	$1,100,497
10/31/23	$1,168,372	$1,059,542	$1,084,495
11/30/23	$1,234,188	$1,095,972	$1,147,323
12/31/23	$1,295,763	$1,130,998	$1,202,455
1/31/24	$1,286,787	$1,128,781	$1,188,292
2/29/24	$1,296,718	$1,121,036	$1,196,462
3/31/24	$1,325,296	$1,131,144	$1,219,237
4/30/24	$1,299,531	$1,112,932	$1,194,751
5/31/24	$1,324,330	$1,122,780	$1,216,524
6/30/24	$1,330,954	$1,132,522	$1,224,576
7/31/24	$1,361,144	$1,154,402	$1,246,901
8/31/24	$1,389,079	$1,167,045	$1,275,995
9/30/24	$1,420,125	$1,180,588	$1,298,861
10/31/24	$1,390,847	$1,164,612	$1,275,552
11/30/24	$1,412,564	$1,178,445	$1,290,694
12/31/24	$1,396,574	$1,169,402	$1,271,364
1/31/25	$1,421,267	$1,173,932	$1,286,961
2/28/25	$1,448,535	$1,188,068	$1,308,193
3/31/25	$1,435,623	$1,183,110	$1,301,190
4/30/25	$1,431,252	$1,194,759	$1,300,120
5/31/25	$1,444,770	$1,190,809	$1,311,172
6/30/25	$1,483,173	$1,202,213	$1,341,020
7/31/25	$1,502,171	$1,201,251	$1,356,826
8/31/25	$1,529,399	$1,207,833	$1,377,599
9/30/25	$1,557,027	$1,216,730	$1,399,909
10/31/25	$1,594,100	$1,226,335	$1,430,684
11/30/25	$1,603,253	$1,228,914	$1,434,990
12/31/25	$1,612,071	$1,226,279	$1,442,413
1/31/26	$1,629,914	$1,229,243	$1,450,449
2/28/26	$1,650,689	$1,246,523	$1,470,744
3/31/26	$1,595,190	$1,224,396	$1,425,932

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	11.11%	3.49%	4.78%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global	9.59%	2.50%	3.61%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 3,067,575,000
Holdings Count | Holding	1,535
Advisory Fees Paid, Amount	$ 11,102,000
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$3,067,575
# of Portfolio Holdings	1,535
Portfolio Turnover Rate	47%
Total Net Advisory Fees Paid During the Reporting Period	$11,102
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Mexico	7.9%
United States	7.4%
Colombia	5.1%
Luxembourg	4.2%
Indonesia	3.9%
Argentina	3.7%
South Africa	3.6%
Egypt	2.8%
Dominican Republic	2.7%
Other Countries	56.6%
Short-Term Instruments	5.0%
Affiliated Investments	3.9%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(6.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.20% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.20% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000064161
Shareholder Report [Line Items]
Fund Name	PIMCO Emerging Markets Bond Fund
Class Name	I-2
Trading Symbol	PEMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Emerging Markets Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$115	1.09%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within Ukrainian sovereign debt contributed to relative performance against the J.P. Morgan Emerging Markets Bond Index (EMBI) Global (“Index”), as the price depreciated in select holdings in which the fund had no exposure.

  Long exposure to the Nigerian naira contributed to relative performance versus the Index, as the currency had positive carry.

  Overweight exposure to Ecuadorian sovereign debt contributed to relative performance versus the Index, as spreads tightened.

  Security selection within Brazilian corporate debt detracted from relative performance versus the Index, as the price of select off-benchmark holdings depreciated.

  Overweight exposure to Senegalese sovereign debt detracted from relative performance versus the Index, as spreads widened.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-2	Bloomberg Global Aggregate (USD Hedged) Index	J.P. Morgan Emerging Markets Bond Index (EMBI) Global
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,027,193	$1,001,698	$1,019,142
5/31/16	$1,023,573	$1,005,932	$1,016,103
6/30/16	$1,066,966	$1,025,081	$1,054,016
7/31/16	$1,088,591	$1,031,206	$1,070,411
8/31/16	$1,110,272	$1,030,680	$1,089,660
9/30/16	$1,115,777	$1,030,557	$1,093,354
10/31/16	$1,109,201	$1,020,565	$1,077,344
11/30/16	$1,064,484	$1,003,709	$1,032,465
12/31/16	$1,087,135	$1,006,459	$1,047,307
1/31/17	$1,102,803	$1,002,793	$1,062,351
2/28/17	$1,128,330	$1,011,378	$1,084,404
3/31/17	$1,136,628	$1,010,911	$1,088,168
4/30/17	$1,155,319	$1,017,767	$1,105,917
5/31/17	$1,164,499	$1,023,707	$1,115,090
6/30/17	$1,158,686	$1,020,842	$1,112,230
7/31/17	$1,170,852	$1,024,198	$1,119,547
8/31/17	$1,190,101	$1,033,532	$1,138,885
9/30/17	$1,192,962	$1,028,761	$1,138,734
10/31/17	$1,197,728	$1,033,100	$1,140,775
11/30/17	$1,192,562	$1,034,700	$1,137,736
12/31/17	$1,200,920	$1,037,013	$1,144,911
1/31/18	$1,203,710	$1,029,610	$1,142,664
2/28/18	$1,183,740	$1,027,288	$1,120,277
3/31/18	$1,186,417	$1,035,806	$1,124,493
4/30/18	$1,172,883	$1,031,952	$1,108,049
5/31/18	$1,158,332	$1,035,807	$1,096,038
6/30/18	$1,146,146	$1,037,738	$1,085,027
7/31/18	$1,168,494	$1,038,022	$1,107,384
8/31/18	$1,141,887	$1,041,212	$1,086,094
9/30/18	$1,165,509	$1,037,229	$1,105,294
10/31/18	$1,139,532	$1,035,202	$1,080,638
11/30/18	$1,133,672	$1,040,267	$1,076,395
12/31/18	$1,149,602	$1,055,294	$1,092,122
1/31/19	$1,199,701	$1,066,471	$1,140,377
2/28/19	$1,208,875	$1,067,753	$1,147,467
3/31/19	$1,224,120	$1,086,877	$1,164,131
4/30/19	$1,225,161	$1,087,524	$1,165,529
5/31/19	$1,229,964	$1,103,173	$1,172,207
6/30/19	$1,271,663	$1,118,641	$1,207,896
7/31/19	$1,286,023	$1,127,444	$1,221,787
8/31/19	$1,285,013	$1,153,012	$1,228,482
9/30/19	$1,282,178	$1,147,669	$1,224,056
10/31/19	$1,290,953	$1,145,688	$1,228,596
11/30/19	$1,289,859	$1,144,344	$1,226,578
12/31/19	$1,319,275	$1,141,998	$1,249,596
1/31/20	$1,342,973	$1,162,607	$1,271,343
2/29/20	$1,334,273	$1,176,836	$1,261,004
3/31/20	$1,147,736	$1,158,521	$1,102,697
4/30/20	$1,171,272	$1,177,276	$1,126,948
5/31/20	$1,245,706	$1,180,613	$1,191,581
6/30/20	$1,283,495	$1,186,505	$1,226,279
7/31/20	$1,332,926	$1,199,470	$1,271,595
8/31/20	$1,340,566	$1,190,779	$1,275,372
9/30/20	$1,316,508	$1,195,129	$1,254,267
10/31/20	$1,317,752	$1,195,216	$1,252,766
11/30/20	$1,375,784	$1,202,035	$1,299,739
12/31/20	$1,404,051	$1,205,728	$1,323,064
1/31/21	$1,387,718	$1,199,261	$1,307,014
2/28/21	$1,353,763	$1,180,606	$1,273,504
3/31/21	$1,336,796	$1,175,955	$1,260,288
4/30/21	$1,369,236	$1,179,029	$1,284,390
5/31/21	$1,385,056	$1,181,661	$1,298,300
6/30/21	$1,394,934	$1,187,424	$1,309,849
7/31/21	$1,402,318	$1,202,182	$1,316,947
8/31/21	$1,417,451	$1,199,773	$1,328,952
9/30/21	$1,387,657	$1,188,446	$1,302,882
10/31/21	$1,380,545	$1,185,338	$1,303,661
11/30/21	$1,351,772	$1,193,793	$1,284,763
12/31/21	$1,374,387	$1,188,952	$1,303,082
1/31/22	$1,336,839	$1,170,272	$1,265,434
2/28/22	$1,263,169	$1,154,705	$1,195,775
3/31/22	$1,260,997	$1,129,814	$1,182,429
4/30/22	$1,192,270	$1,099,449	$1,117,628
5/31/22	$1,195,260	$1,097,936	$1,119,741
6/30/22	$1,119,224	$1,081,273	$1,057,736
7/31/22	$1,148,752	$1,108,814	$1,091,552
8/31/22	$1,135,829	$1,079,868	$1,078,796
9/30/22	$1,064,722	$1,045,202	$1,013,291
10/31/22	$1,061,960	$1,041,624	$1,014,085
11/30/22	$1,144,940	$1,068,168	$1,084,561
12/31/22	$1,148,300	$1,055,562	$1,088,684
1/31/23	$1,192,053	$1,079,874	$1,122,522
2/28/23	$1,162,843	$1,062,650	$1,097,775
3/31/23	$1,176,727	$1,086,213	$1,113,138
4/30/23	$1,180,624	$1,091,806	$1,118,754
5/31/23	$1,165,956	$1,087,507	$1,108,807
6/30/23	$1,197,360	$1,086,858	$1,130,172
7/31/23	$1,218,151	$1,087,210	$1,148,350
8/31/23	$1,201,834	$1,085,844	$1,132,321
9/30/23	$1,168,232	$1,067,119	$1,100,497
10/31/23	$1,159,605	$1,059,542	$1,084,495
11/30/23	$1,224,829	$1,095,972	$1,147,323
12/31/23	$1,285,828	$1,130,998	$1,202,455
1/31/24	$1,276,818	$1,128,781	$1,188,292
2/29/24	$1,286,572	$1,121,036	$1,196,462
3/31/24	$1,314,817	$1,131,144	$1,219,237
4/30/24	$1,289,154	$1,112,932	$1,194,751
5/31/24	$1,313,636	$1,122,780	$1,216,524
6/30/24	$1,320,106	$1,132,522	$1,224,576
7/31/24	$1,349,938	$1,154,402	$1,246,901
8/31/24	$1,377,503	$1,167,045	$1,275,995
9/30/24	$1,408,184	$1,180,588	$1,298,861
10/31/24	$1,379,036	$1,164,612	$1,275,552
11/30/24	$1,400,452	$1,178,445	$1,290,694
12/31/24	$1,384,481	$1,169,402	$1,271,364
1/31/25	$1,408,837	$1,173,932	$1,286,961
2/28/25	$1,435,758	$1,188,068	$1,308,193
3/31/25	$1,422,845	$1,183,110	$1,301,190
4/30/25	$1,418,402	$1,194,759	$1,300,120
5/31/25	$1,431,680	$1,190,809	$1,311,172
6/30/25	$1,469,619	$1,202,213	$1,341,020
7/31/25	$1,488,318	$1,201,251	$1,356,826
8/31/25	$1,515,164	$1,207,833	$1,377,599
9/30/25	$1,542,412	$1,216,730	$1,399,909
10/31/25	$1,579,006	$1,226,335	$1,430,684
11/30/25	$1,587,951	$1,228,914	$1,434,990
12/31/25	$1,596,545	$1,226,279	$1,442,413
1/31/26	$1,614,081	$1,229,243	$1,450,449
2/28/26	$1,634,529	$1,246,523	$1,470,744
3/31/26	$1,579,442	$1,224,396	$1,425,932

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	11.01%	3.39%	4.68%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global	9.59%	2.50%	3.61%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 3,067,575,000
Holdings Count | Holding	1,535
Advisory Fees Paid, Amount	$ 11,102,000
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$3,067,575
# of Portfolio Holdings	1,535
Portfolio Turnover Rate	47%
Total Net Advisory Fees Paid During the Reporting Period	$11,102
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Mexico	7.9%
United States	7.4%
Colombia	5.1%
Luxembourg	4.2%
Indonesia	3.9%
Argentina	3.7%
South Africa	3.6%
Egypt	2.8%
Dominican Republic	2.7%
Other Countries	56.6%
Short-Term Instruments	5.0%
Affiliated Investments	3.9%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(6.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.20% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.20% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000200456
Shareholder Report [Line Items]
Fund Name	PIMCO Emerging Markets Bond Fund
Class Name	I-3
Trading Symbol	PEBNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Emerging Markets Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$120	1.14%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within Ukrainian sovereign debt contributed to relative performance against the J.P. Morgan Emerging Markets Bond Index (EMBI) Global (“Index”), as the price depreciated in select holdings in which the fund had no exposure.

  Long exposure to the Nigerian naira contributed to relative performance versus the Index, as the currency had positive carry.

  Overweight exposure to Ecuadorian sovereign debt contributed to relative performance versus the Index, as spreads tightened.

  Security selection within Brazilian corporate debt detracted from relative performance versus the Index, as the price of select off-benchmark holdings depreciated.

  Overweight exposure to Senegalese sovereign debt detracted from relative performance versus the Index, as spreads widened.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-3	Bloomberg Global Aggregate (USD Hedged) Index	J.P. Morgan Emerging Markets Bond Index (EMBI) Global
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,027,155	$1,001,698	$1,019,142
5/31/16	$1,023,490	$1,005,932	$1,016,103
6/30/16	$1,066,837	$1,025,081	$1,054,016
7/31/16	$1,088,413	$1,031,206	$1,070,411
8/31/16	$1,110,042	$1,030,680	$1,089,660
9/30/16	$1,115,514	$1,030,557	$1,093,354
10/31/16	$1,108,887	$1,020,565	$1,077,344
11/30/16	$1,064,137	$1,003,709	$1,032,465
12/31/16	$1,086,741	$1,006,459	$1,047,307
1/31/17	$1,102,352	$1,002,793	$1,062,351
2/28/17	$1,127,826	$1,011,378	$1,084,404
3/31/17	$1,136,078	$1,010,911	$1,088,168
4/30/17	$1,154,707	$1,017,767	$1,105,917
5/31/17	$1,163,833	$1,023,707	$1,115,090
6/30/17	$1,157,982	$1,020,842	$1,112,230
7/31/17	$1,170,085	$1,024,198	$1,119,547
8/31/17	$1,189,271	$1,033,532	$1,138,885
9/30/17	$1,192,084	$1,028,761	$1,138,734
10/31/17	$1,196,793	$1,033,100	$1,140,775
11/30/17	$1,191,583	$1,034,700	$1,137,736
12/31/17	$1,199,886	$1,037,013	$1,144,911
1/31/18	$1,202,620	$1,029,610	$1,142,664
2/28/18	$1,182,623	$1,027,288	$1,120,277
3/31/18	$1,185,251	$1,035,806	$1,124,493
4/30/18	$1,171,687	$1,031,952	$1,108,049
5/31/18	$1,157,066	$1,035,807	$1,096,038
6/30/18	$1,144,717	$1,037,738	$1,085,027
7/31/18	$1,166,959	$1,038,022	$1,107,384
8/31/18	$1,140,333	$1,041,212	$1,086,094
9/30/18	$1,163,881	$1,037,229	$1,105,294
10/31/18	$1,137,892	$1,035,202	$1,080,638
11/30/18	$1,131,990	$1,040,267	$1,076,395
12/31/18	$1,147,854	$1,055,294	$1,092,122
1/31/19	$1,197,835	$1,066,471	$1,140,377
2/28/19	$1,206,949	$1,067,753	$1,147,467
3/31/19	$1,222,105	$1,086,877	$1,164,131
4/30/19	$1,223,095	$1,087,524	$1,165,529
5/31/19	$1,227,839	$1,103,173	$1,172,207
6/30/19	$1,269,422	$1,118,641	$1,207,896
7/31/19	$1,283,705	$1,127,444	$1,221,787
8/31/19	$1,282,641	$1,153,012	$1,228,482
9/30/19	$1,279,763	$1,147,669	$1,224,056
10/31/19	$1,288,468	$1,145,688	$1,228,596
11/30/19	$1,287,327	$1,144,344	$1,226,578
12/31/19	$1,316,632	$1,141,998	$1,249,596
1/31/20	$1,340,227	$1,162,607	$1,271,343
2/29/20	$1,331,494	$1,176,836	$1,261,004
3/31/20	$1,145,300	$1,158,521	$1,102,697
4/30/20	$1,168,739	$1,177,276	$1,126,948
5/31/20	$1,242,960	$1,180,613	$1,191,581
6/30/20	$1,280,616	$1,186,505	$1,226,279
7/31/20	$1,329,871	$1,199,470	$1,271,595
8/31/20	$1,337,440	$1,190,779	$1,275,372
9/30/20	$1,313,383	$1,195,129	$1,254,267
10/31/20	$1,314,572	$1,195,216	$1,252,766
11/30/20	$1,372,412	$1,202,035	$1,299,739
12/31/20	$1,400,547	$1,205,728	$1,323,064
1/31/21	$1,384,199	$1,199,261	$1,307,014
2/28/21	$1,350,278	$1,180,606	$1,273,504
3/31/21	$1,333,300	$1,175,955	$1,260,288
4/30/21	$1,365,592	$1,179,029	$1,284,390
5/31/21	$1,381,303	$1,181,661	$1,298,300
6/30/21	$1,391,098	$1,187,424	$1,309,849
7/31/21	$1,398,401	$1,202,182	$1,316,947
8/31/21	$1,413,435	$1,199,773	$1,328,952
9/30/21	$1,383,668	$1,188,446	$1,302,882
10/31/21	$1,376,519	$1,185,338	$1,303,661
11/30/21	$1,347,774	$1,193,793	$1,284,763
12/31/21	$1,370,259	$1,188,952	$1,303,082
1/31/22	$1,332,772	$1,170,272	$1,265,434
2/28/22	$1,259,270	$1,154,705	$1,195,775
3/31/22	$1,257,055	$1,129,814	$1,182,429
4/30/22	$1,188,495	$1,099,449	$1,117,628
5/31/22	$1,191,428	$1,097,936	$1,119,741
6/30/22	$1,115,590	$1,081,273	$1,057,736
7/31/22	$1,144,975	$1,108,814	$1,091,552
8/31/22	$1,132,044	$1,079,868	$1,078,796
9/30/22	$1,061,125	$1,045,202	$1,013,291
10/31/22	$1,058,332	$1,041,624	$1,014,085
11/30/22	$1,140,977	$1,068,168	$1,084,561
12/31/22	$1,144,353	$1,055,562	$1,088,684
1/31/23	$1,187,912	$1,079,874	$1,122,522
2/28/23	$1,158,760	$1,062,650	$1,097,775
3/31/23	$1,172,544	$1,086,213	$1,113,138
4/30/23	$1,176,388	$1,091,806	$1,118,754
5/31/23	$1,161,724	$1,087,507	$1,108,807
6/30/23	$1,192,962	$1,086,858	$1,130,172
7/31/23	$1,213,630	$1,087,210	$1,148,350
8/31/23	$1,197,323	$1,085,844	$1,132,321
9/30/23	$1,163,798	$1,067,119	$1,100,497
10/31/23	$1,155,158	$1,059,542	$1,084,495
11/30/23	$1,220,081	$1,095,972	$1,147,323
12/31/23	$1,280,789	$1,130,998	$1,202,455
1/31/24	$1,271,759	$1,128,781	$1,188,292
2/29/24	$1,281,425	$1,121,036	$1,196,462
3/31/24	$1,309,512	$1,131,144	$1,219,237
4/30/24	$1,283,895	$1,112,932	$1,194,751
5/31/24	$1,308,217	$1,122,780	$1,216,524
6/30/24	$1,314,610	$1,132,522	$1,224,576
7/31/24	$1,344,261	$1,154,402	$1,246,901
8/31/24	$1,371,665	$1,167,045	$1,275,995
9/30/24	$1,402,164	$1,180,588	$1,298,861
10/31/24	$1,373,078	$1,164,612	$1,275,552
11/30/24	$1,394,343	$1,178,445	$1,290,694
12/31/24	$1,378,383	$1,169,402	$1,271,364
1/31/25	$1,402,572	$1,173,932	$1,286,961
2/28/25	$1,429,323	$1,188,068	$1,308,193
3/31/25	$1,416,413	$1,183,110	$1,301,190
4/30/25	$1,411,931	$1,194,759	$1,300,120
5/31/25	$1,425,081	$1,190,809	$1,311,172
6/30/25	$1,462,791	$1,202,213	$1,341,020
7/31/25	$1,481,342	$1,201,251	$1,356,826
8/31/25	$1,507,996	$1,207,833	$1,377,599
9/30/25	$1,535,056	$1,216,730	$1,399,909
10/31/25	$1,571,397	$1,226,335	$1,430,684
11/30/25	$1,580,242	$1,228,914	$1,434,990
12/31/25	$1,588,727	$1,226,279	$1,442,413
1/31/26	$1,606,108	$1,229,243	$1,450,449
2/28/26	$1,626,393	$1,246,523	$1,470,744
3/31/26	$1,571,516	$1,224,396	$1,425,932

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-3	10.95%	3.34%	4.62%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global	9.59%	2.50%	3.61%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 3,067,575,000
Holdings Count | Holding	1,535
Advisory Fees Paid, Amount	$ 11,102,000
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$3,067,575
# of Portfolio Holdings	1,535
Portfolio Turnover Rate	47%
Total Net Advisory Fees Paid During the Reporting Period	$11,102
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Mexico	7.9%
United States	7.4%
Colombia	5.1%
Luxembourg	4.2%
Indonesia	3.9%
Argentina	3.7%
South Africa	3.6%
Egypt	2.8%
Dominican Republic	2.7%
Other Countries	56.6%
Short-Term Instruments	5.0%
Affiliated Investments	3.9%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(6.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.20% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.20% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000077188
Shareholder Report [Line Items]
Fund Name	PIMCO Emerging Markets Corporate Bond Fund
Class Name	Institutional Class
Trading Symbol	PEMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Emerging Markets Corporate Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$97	0.94%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the Nigerian naira contributed to relative performance versus the J.P. Morgan Corporate Emerging Markets Bond Index Diversified (CEMBI) (“Index”), as the currency had positive carry.

  Overweight exposure to the Turkish lira contributed to relative performance versus the Index, as the currency had positive carry.

  Overweight exposure to the Egyptian pound contributed to relative performance versus the Index, as the currency had positive carry.

  Security selection within Brazilian corporate debt detracted from relative performance versus the Index, as the price of select holdings depreciated.

  Underweight exposure to Ghanaian quasi-sovereign debt detracted from relative performance versus the Index, as the price of select holdings appreciated.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Bloomberg Global Aggregate (USD Hedged) Index	J.P. Morgan Corporate Emerging Markets Bond Index Diversified (CEMBI)
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,019,318	$1,001,698	$1,019,051
5/31/16	$1,020,228	$1,005,932	$1,020,591
6/30/16	$1,041,766	$1,025,081	$1,040,467
7/31/16	$1,063,380	$1,031,206	$1,058,164
8/31/16	$1,077,971	$1,030,680	$1,072,366
9/30/16	$1,081,572	$1,030,557	$1,073,368
10/31/16	$1,087,375	$1,020,565	$1,073,247
11/30/16	$1,071,812	$1,003,709	$1,049,567
12/31/16	$1,085,894	$1,006,459	$1,058,152
1/31/17	$1,107,846	$1,002,793	$1,071,604
2/28/17	$1,126,750	$1,011,378	$1,087,773
3/31/17	$1,128,128	$1,010,911	$1,091,054
4/30/17	$1,143,801	$1,017,767	$1,103,497
5/31/17	$1,143,864	$1,023,707	$1,110,179
6/30/17	$1,141,717	$1,020,842	$1,112,406
7/31/17	$1,156,686	$1,024,198	$1,121,221
8/31/17	$1,170,424	$1,033,532	$1,132,029
9/30/17	$1,176,649	$1,028,761	$1,135,480
10/31/17	$1,180,473	$1,033,100	$1,139,130
11/30/17	$1,176,961	$1,034,700	$1,138,855
12/31/17	$1,183,725	$1,037,013	$1,141,610
1/31/18	$1,191,371	$1,029,610	$1,142,180
2/28/18	$1,177,445	$1,027,288	$1,130,283
3/31/18	$1,175,797	$1,035,806	$1,127,337
4/30/18	$1,171,359	$1,031,952	$1,119,116
5/31/18	$1,163,749	$1,035,807	$1,110,831
6/30/18	$1,153,584	$1,037,738	$1,106,723
7/31/18	$1,177,578	$1,038,022	$1,123,458
8/31/18	$1,164,759	$1,041,212	$1,112,210
9/30/18	$1,176,873	$1,037,229	$1,122,647
10/31/18	$1,172,427	$1,035,202	$1,115,339
11/30/18	$1,167,465	$1,040,267	$1,112,960
12/31/18	$1,175,731	$1,055,294	$1,122,001
1/31/19	$1,202,801	$1,066,471	$1,153,657
2/28/19	$1,214,693	$1,067,753	$1,166,886
3/31/19	$1,228,586	$1,086,877	$1,181,911
4/30/19	$1,240,580	$1,087,524	$1,191,791
5/31/19	$1,249,155	$1,103,173	$1,197,692
6/30/19	$1,278,678	$1,118,641	$1,224,548
7/31/19	$1,289,684	$1,127,444	$1,236,833
8/31/19	$1,274,603	$1,153,012	$1,240,967
9/30/19	$1,286,289	$1,147,669	$1,247,916
10/31/19	$1,301,595	$1,145,688	$1,258,188
11/30/19	$1,300,631	$1,144,344	$1,262,624
12/31/19	$1,314,907	$1,141,998	$1,274,060
1/31/20	$1,335,433	$1,162,607	$1,292,555
2/29/20	$1,331,207	$1,176,836	$1,292,138
3/31/20	$1,154,882	$1,158,521	$1,146,374
4/30/20	$1,205,595	$1,177,276	$1,199,084
5/31/20	$1,256,525	$1,180,613	$1,244,710
6/30/20	$1,295,892	$1,186,505	$1,277,819
7/31/20	$1,316,314	$1,199,470	$1,306,606
8/31/20	$1,334,919	$1,190,779	$1,318,447
9/30/20	$1,324,475	$1,195,129	$1,311,372
10/31/20	$1,324,330	$1,195,216	$1,315,201
11/30/20	$1,367,480	$1,202,035	$1,350,271
12/31/20	$1,390,522	$1,205,728	$1,367,647
1/31/21	$1,387,785	$1,199,261	$1,366,048
2/28/21	$1,384,244	$1,180,606	$1,362,842
3/31/21	$1,375,380	$1,175,955	$1,354,100
4/30/21	$1,385,456	$1,179,029	$1,363,806
5/31/21	$1,395,187	$1,181,661	$1,372,256
6/30/21	$1,404,389	$1,187,424	$1,382,818
7/31/21	$1,405,959	$1,202,182	$1,385,557
8/31/21	$1,414,854	$1,199,773	$1,393,875
9/30/21	$1,399,790	$1,188,446	$1,383,645
10/31/21	$1,385,812	$1,185,338	$1,377,315
11/30/21	$1,372,506	$1,193,793	$1,368,533
12/31/21	$1,380,518	$1,188,952	$1,374,320
1/31/22	$1,352,940	$1,170,272	$1,350,914
2/28/22	$1,271,982	$1,154,705	$1,283,579
3/31/22	$1,236,473	$1,129,814	$1,246,983
4/30/22	$1,203,683	$1,099,449	$1,219,802
5/31/22	$1,196,533	$1,097,936	$1,212,369
6/30/22	$1,147,169	$1,081,273	$1,171,950
7/31/22	$1,170,594	$1,108,814	$1,187,224
8/31/22	$1,174,372	$1,079,868	$1,189,445
9/30/22	$1,126,398	$1,045,202	$1,140,830
10/31/22	$1,110,105	$1,041,624	$1,117,111
11/30/22	$1,178,898	$1,068,168	$1,178,390
12/31/22	$1,197,161	$1,055,562	$1,196,808
1/31/23	$1,236,788	$1,079,874	$1,232,681
2/28/23	$1,212,948	$1,062,650	$1,210,671
3/31/23	$1,220,758	$1,086,213	$1,220,121
4/30/23	$1,223,971	$1,091,806	$1,231,115
5/31/23	$1,209,619	$1,087,507	$1,222,703
6/30/23	$1,219,227	$1,086,858	$1,235,888
7/31/23	$1,231,159	$1,087,210	$1,247,463
8/31/23	$1,220,940	$1,085,844	$1,241,245
9/30/23	$1,209,625	$1,067,119	$1,230,688
10/31/23	$1,192,137	$1,059,542	$1,214,779
11/30/23	$1,239,488	$1,095,972	$1,260,017
12/31/23	$1,278,863	$1,130,998	$1,298,861
1/31/24	$1,281,696	$1,128,781	$1,306,426
2/29/24	$1,285,752	$1,121,036	$1,315,140
3/31/24	$1,299,979	$1,131,144	$1,327,418
4/30/24	$1,285,455	$1,112,932	$1,314,851
5/31/24	$1,304,501	$1,122,780	$1,334,590
6/30/24	$1,314,274	$1,132,522	$1,346,588
7/31/24	$1,333,064	$1,154,402	$1,366,927
8/31/24	$1,352,844	$1,167,045	$1,390,207
9/30/24	$1,374,043	$1,180,588	$1,407,906
10/31/24	$1,357,048	$1,164,612	$1,394,502
11/30/24	$1,366,454	$1,178,445	$1,402,555
12/31/24	$1,359,409	$1,169,402	$1,394,259
1/31/25	$1,372,337	$1,173,932	$1,405,425
2/28/25	$1,398,790	$1,188,068	$1,426,667
3/31/25	$1,399,587	$1,183,110	$1,427,941
4/30/25	$1,391,935	$1,194,759	$1,423,353
5/31/25	$1,400,949	$1,190,809	$1,432,516
6/30/25	$1,423,670	$1,202,213	$1,453,027
7/31/25	$1,431,549	$1,201,251	$1,465,535
8/31/25	$1,455,702	$1,207,833	$1,484,808
9/30/25	$1,473,797	$1,216,730	$1,498,581
10/31/25	$1,483,841	$1,226,335	$1,505,086
11/30/25	$1,488,486	$1,228,914	$1,508,855
12/31/25	$1,494,521	$1,226,279	$1,516,106
1/31/26	$1,506,182	$1,229,243	$1,527,851
2/28/26	$1,514,537	$1,246,523	$1,541,786
3/31/26	$1,475,898	$1,224,396	$1,510,688

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	5.45%	1.42%	3.97%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
J.P. Morgan Corporate Emerging Markets Bond Index Diversified (CEMBI)	5.79%	2.21%	4.21%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 59,655,000
Holdings Count | Holding	524
Advisory Fees Paid, Amount	$ 279,000
InvestmentCompanyPortfolioTurnover	166.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$59,655
# of Portfolio Holdings	524
Portfolio Turnover Rate	166%
Total Net Advisory Fees Paid During the Reporting Period	$279
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Cayman Islands	9.7%
United States	6.0%
Mexico	5.7%
India	5.4%
Peru	5.2%
United Kingdom	5.0%
Chile	4.5%
United Arab Emirates	4.1%
Turkey	3.6%
Colombia	3.5%
Other Countries	39.7%
Short-Term Instruments	3.0%
Affiliated Investments	5.4%
Financial Derivative Instruments	0.7%
Other Assets and Liabilities, Net	(1.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.11% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.11% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000026669
Shareholder Report [Line Items]
Fund Name	PIMCO Emerging Markets Currency and Short-Term Investments Fund
Class Name	Class A
Trading Symbol	PLMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Emerging Markets Currency and Short-Term Investments Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$147	1.38%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the Nigerian naira contributed to relative performance against the J.P. Morgan Emerging Local Markets Index Plus (Unhedged) (“Index”), as the currency provided a positive high carry.

  Overweight exposure to the Kazakhstani tenge contributed to relative performance versus the Index, as the currency provided a positive high carry.

  Overweight exposure to the Dominican peso contributed to relative performance versus the Index, as the currency appreciated.

  Positioning within the Taiwanese dollar detracted from relative performance versus the Index, as the currency appreciated towards the start of the reporting period.

  Underweight exposure to the Uruguayan peso in the early part of the reporting period detracted from relative performance versus the Index, as the currency appreciated.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charge)	Bloomberg Global Aggregate (USD Hedged) Index	J.P. Morgan Emerging Local Markets Index Plus (Unhedged)	J.P. Morgan Emerging Local Markets Index Plus +Bid (Unhedged)
3/31/16	$9,625	$10,000	$10,000	$10,000
4/30/16	$9,764	$10,017	$10,089	$10,089
5/31/16	$9,483	$10,059	$9,787	$9,787
6/30/16	$9,769	$10,251	$10,034	$10,034
7/31/16	$9,838	$10,312	$10,071	$10,071
8/31/16	$9,859	$10,307	$10,093	$10,093
9/30/16	$9,949	$10,306	$10,184	$10,184
10/31/16	$9,927	$10,206	$10,105	$10,105
11/30/16	$9,546	$10,037	$9,771	$9,771
12/31/16	$9,634	$10,065	$9,819	$9,819
1/31/17	$9,855	$10,028	$9,999	$9,999
2/28/17	$10,032	$10,114	$10,165	$10,165
3/31/17	$10,235	$10,109	$10,327	$10,327
4/30/17	$10,266	$10,178	$10,361	$10,361
5/31/17	$10,387	$10,237	$10,522	$10,522
6/30/17	$10,394	$10,208	$10,526	$10,526
7/31/17	$10,572	$10,242	$10,697	$10,697
8/31/17	$10,673	$10,335	$10,805	$10,805
9/30/17	$10,616	$10,288	$10,737	$10,737
10/31/17	$10,573	$10,331	$10,677	$10,677
11/30/17	$10,725	$10,347	$10,853	$10,853
12/31/17	$10,831	$10,370	$10,952	$10,952
1/31/18	$11,167	$10,296	$11,268	$11,268
2/28/18	$11,056	$10,273	$11,150	$11,150
3/31/18	$11,144	$10,358	$11,227	$11,227
4/30/18	$10,894	$10,320	$11,016	$11,016
5/31/18	$10,565	$10,358	$10,754	$10,754
6/30/18	$10,351	$10,377	$10,579	$10,579
7/31/18	$10,475	$10,380	$10,670	$10,670
8/31/18	$10,073	$10,412	$10,349	$10,349
9/30/18	$10,214	$10,372	$10,461	$10,461
10/31/18	$10,079	$10,352	$10,341	$10,341
11/30/18	$10,217	$10,403	$10,515	$10,515
12/31/18	$10,307	$10,553	$10,587	$10,587
1/31/19	$10,608	$10,665	$10,874	$10,874
2/28/19	$10,549	$10,678	$10,821	$10,821
3/31/19	$10,481	$10,869	$10,743	$10,743
4/30/19	$10,518	$10,875	$10,751	$10,751
5/31/19	$10,453	$11,032	$10,680	$10,680
6/30/19	$10,766	$11,186	$10,965	$10,965
7/31/19	$10,737	$11,274	$10,966	$10,966
8/31/19	$10,291	$11,530	$10,615	$10,615
9/30/19	$10,398	$11,477	$10,736	$10,736
10/31/19	$10,615	$11,457	$10,956	$10,956
11/30/19	$10,551	$11,443	$10,887	$10,887
12/31/19	$10,901	$11,420	$11,137	$11,137
1/31/20	$10,731	$11,626	$10,991	$10,991
2/29/20	$10,515	$11,768	$10,750	$10,750
3/31/20	$9,502	$11,585	$10,193	$10,193
4/30/20	$9,693	$11,773	$10,308	$10,308
5/31/20	$9,994	$11,806	$10,459	$10,459
6/30/20	$10,152	$11,865	$10,542	$10,542
7/31/20	$10,359	$11,995	$10,733	$10,733
8/31/20	$10,513	$11,908	$10,801	$10,801
9/30/20	$10,380	$11,951	$10,692	$10,692
10/31/20	$10,409	$11,952	$10,737	$10,737
11/30/20	$10,830	$12,020	$11,100	$11,100
12/31/20	$11,104	$12,057	$11,330	$11,330
1/31/21	$11,003	$11,993	$11,265	$11,265
2/28/21	$10,966	$11,806	$11,198	$11,198
3/31/21	$10,769	$11,760	$11,039	$11,039
4/30/21	$10,924	$11,790	$11,218	$11,218
5/31/21	$11,131	$11,817	$11,400	$11,400
6/30/21	$10,996	$11,874	$11,261	$11,261
7/31/21	$10,917	$12,022	$11,204	$11,204
8/31/21	$11,055	$11,998	$11,286	$11,286
9/30/21	$10,854	$11,884	$11,084	$11,084
10/31/21	$10,806	$11,853	$11,119	$11,119
11/30/21	$10,593	$11,938	$10,829	$10,829
12/31/21	$10,755	$11,890	$10,979	$10,979
1/31/22	$10,769	$11,703	$10,994	$10,994
2/28/22	$10,495	$11,547	$10,789	$10,789
3/31/22	$10,575	$11,298	$10,372	$10,372
4/30/22	$10,265	$10,994	$10,061	$10,061
5/31/22	$10,356	$10,979	$10,152	$10,152
6/30/22	$10,023	$10,813	$9,899	$9,899
7/31/22	$9,926	$11,088	$9,819	$9,819
8/31/22	$9,929	$10,799	$9,804	$9,804
9/30/22	$9,610	$10,452	$9,506	$9,506
10/31/22	$9,664	$10,416	$9,558	$9,557
11/30/22	$10,150	$10,682	$9,993	$9,993
12/31/22	$10,334	$10,556	$10,196	$10,196
1/31/23	$10,662	$10,799	$10,498	$10,498
2/28/23	$10,458	$10,626	$10,304	$10,304
3/31/23	$10,690	$10,862	$10,515	$10,515
4/30/23	$10,737	$10,918	$10,560	$10,560
5/31/23	$10,675	$10,875	$10,472	$10,472
6/30/23	$10,823	$10,869	$10,599	$10,599
7/31/23	$11,011	$10,872	$10,798	$10,798
8/31/23	$10,821	$10,858	$10,641	$10,641
9/30/23	$10,665	$10,671	$10,502	$10,502
10/31/23	$10,672	$10,595	$10,508	$10,508
11/30/23	$11,069	$10,960	$10,871	$10,871
12/31/23	$11,289	$11,310	$11,056	$11,056
1/31/24	$11,128	$11,288	$10,897	$10,897
2/29/24	$11,180	$11,210	$10,935	$10,935
3/31/24	$11,222	$11,311	$10,932	$10,932
4/30/24	$11,124	$11,129	$10,862	$10,862
5/31/24	$11,296	$11,228	$10,998	$10,998
6/30/24	$11,166	$11,325	$10,903	$10,903
7/31/24	$11,280	$11,544	$11,000	$11,000
8/31/24	$11,516	$11,670	$11,252	$11,252
9/30/24	$11,764	$11,806	$11,475	$11,475
10/31/24	$11,494	$11,646	$11,190	$11,190
11/30/24	$11,417	$11,784	$11,097	$11,097
12/31/24	$11,305	$11,694	$10,936	$10,936
1/31/25	$11,513	$11,739	$11,106	$11,106
2/28/25	$11,571	$11,881	$11,143	$11,143
3/31/25	$11,686	$11,831	$11,279	$11,279
4/30/25	$12,034	$11,948	$11,607	$11,607
5/31/25	$12,271	$11,908	$11,806	$11,806
6/30/25	$12,636	$12,022	$12,078	$12,078
7/31/25	$12,479	$12,013	$11,923	$11,923
8/31/25	$12,692	$12,078	$12,074	$12,074
9/30/25	$12,837	$12,167	$12,167	$12,167
10/31/25	$12,864	$12,263	$12,151	$12,151
11/30/25	$12,977	$12,289	$12,213	$12,213
12/31/25	$13,201	$12,263	$12,370	$12,370
1/31/26	$13,488	$12,292	$12,554	$12,554
2/28/26	$13,737	$12,465	$12,673	$12,673
3/31/26	$13,259	$12,244	$12,278	$12,278

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	13.46%	4.25%	3.25%
Class A (including sales charge)	9.21%	3.45%	2.86%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
J.P. Morgan Emerging Local Markets Index Plus (Unhedged)	8.86%	2.15%	2.07%
J.P. Morgan Emerging Local Markets Index Plus +Bid (Unhedged)	8.86%	2.15%	2.07%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 629,494,000
Holdings Count | Holding	1,668
Advisory Fees Paid, Amount	$ 3,042,000
InvestmentCompanyPortfolioTurnover	124.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$629,494
# of Portfolio Holdings	1,668
Portfolio Turnover Rate	124%
Total Net Advisory Fees Paid During the Reporting Period	$3,042
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Brazil	18.3%
Malaysia	11.8%
South Africa	6.7%
Colombia	6.0%
Supranational	5.2%
United States	3.8%
Poland	3.8%
Peru	2.7%
Turkey	2.3%
Other Countries	24.1%
Short-Term Instruments	13.7%
Affiliated Investments	11.8%
Financial Derivative Instruments	(2.2%)
Other Assets and Liabilities, Net	(8.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026668
Shareholder Report [Line Items]
Fund Name	PIMCO Emerging Markets Currency and Short-Term Investments Fund
Class Name	Institutional Class
Trading Symbol	PLMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Emerging Markets Currency and Short-Term Investments Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$105	0.98%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the Nigerian naira contributed to relative performance against the J.P. Morgan Emerging Local Markets Index Plus (Unhedged) (“Index”), as the currency provided a positive high carry.

  Overweight exposure to the Kazakhstani tenge contributed to relative performance versus the Index, as the currency provided a positive high carry.

  Overweight exposure to the Dominican peso contributed to relative performance versus the Index, as the currency appreciated.

  Positioning within the Taiwanese dollar detracted from relative performance versus the Index, as the currency appreciated towards the start of the reporting period.

  Underweight exposure to the Uruguayan peso in the early part of the reporting period detracted from relative performance versus the Index, as the currency appreciated.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Bloomberg Global Aggregate (USD Hedged) Index	J.P. Morgan Emerging Local Markets Index Plus (Unhedged)	J.P. Morgan Emerging Local Markets Index Plus +Bid (Unhedged)
3/31/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,014,812	$1,001,698	$1,008,889	$1,008,889
5/31/16	$985,949	$1,005,932	$978,665	$978,665
6/30/16	$1,015,915	$1,025,081	$1,003,394	$1,003,394
7/31/16	$1,023,470	$1,031,206	$1,007,139	$1,007,139
8/31/16	$1,026,048	$1,030,680	$1,009,343	$1,009,342
9/30/16	$1,035,751	$1,030,557	$1,018,437	$1,018,437
10/31/16	$1,033,805	$1,020,565	$1,010,473	$1,010,472
11/30/16	$994,428	$1,003,709	$977,076	$977,075
12/31/16	$1,003,944	$1,006,459	$981,869	$981,869
1/31/17	$1,027,280	$1,002,793	$999,916	$999,915
2/28/17	$1,046,071	$1,011,378	$1,016,496	$1,016,496
3/31/17	$1,067,646	$1,010,911	$1,032,727	$1,032,727
4/30/17	$1,071,225	$1,017,767	$1,036,123	$1,036,123
5/31/17	$1,084,161	$1,023,707	$1,052,170	$1,052,169
6/30/17	$1,085,265	$1,020,842	$1,052,627	$1,052,627
7/31/17	$1,104,197	$1,024,198	$1,069,676	$1,069,675
8/31/17	$1,115,173	$1,033,532	$1,080,459	$1,080,458
9/30/17	$1,109,610	$1,028,761	$1,073,705	$1,073,705
10/31/17	$1,105,425	$1,033,100	$1,067,664	$1,067,663
11/30/17	$1,121,723	$1,034,700	$1,085,294	$1,085,294
12/31/17	$1,133,228	$1,037,013	$1,095,158	$1,095,157
1/31/18	$1,168,701	$1,029,610	$1,126,755	$1,126,755
2/28/18	$1,157,421	$1,027,288	$1,114,968	$1,114,967
3/31/18	$1,167,051	$1,035,806	$1,122,710	$1,122,710
4/30/18	$1,141,302	$1,031,952	$1,101,633	$1,101,632
5/31/18	$1,107,199	$1,035,807	$1,075,431	$1,075,430
6/30/18	$1,085,121	$1,037,738	$1,057,866	$1,057,866
7/31/18	$1,098,514	$1,038,022	$1,067,043	$1,067,043
8/31/18	$1,056,770	$1,041,212	$1,034,856	$1,034,855
9/30/18	$1,071,855	$1,037,229	$1,046,095	$1,046,095
10/31/18	$1,058,078	$1,035,202	$1,034,141	$1,034,141
11/30/18	$1,072,867	$1,040,267	$1,051,547	$1,051,546
12/31/18	$1,082,705	$1,055,294	$1,058,672	$1,058,672
1/31/19	$1,114,639	$1,066,471	$1,087,406	$1,087,406
2/28/19	$1,108,760	$1,067,753	$1,082,119	$1,082,118
3/31/19	$1,102,086	$1,086,877	$1,074,292	$1,074,291
4/30/19	$1,106,271	$1,087,524	$1,075,121	$1,075,120
5/31/19	$1,099,888	$1,103,173	$1,068,006	$1,068,006
6/30/19	$1,133,131	$1,118,641	$1,096,487	$1,096,486
7/31/19	$1,130,412	$1,127,444	$1,096,592	$1,096,592
8/31/19	$1,083,930	$1,153,012	$1,061,511	$1,061,510
9/30/19	$1,095,459	$1,147,669	$1,073,637	$1,073,637
10/31/19	$1,118,715	$1,145,688	$1,095,602	$1,095,602
11/30/19	$1,112,418	$1,144,344	$1,088,669	$1,088,668
12/31/19	$1,149,674	$1,141,998	$1,113,708	$1,113,707
1/31/20	$1,132,133	$1,162,607	$1,099,109	$1,099,109
2/29/20	$1,109,714	$1,176,836	$1,075,035	$1,075,034
3/31/20	$1,003,112	$1,158,521	$1,019,293	$1,019,293
4/30/20	$1,023,632	$1,177,276	$1,030,790	$1,030,790
5/31/20	$1,055,738	$1,180,613	$1,045,888	$1,045,888
6/30/20	$1,072,796	$1,186,505	$1,054,189	$1,054,188
7/31/20	$1,095,051	$1,199,470	$1,073,328	$1,073,327
8/31/20	$1,111,621	$1,190,779	$1,080,074	$1,080,074
9/30/20	$1,098,005	$1,195,129	$1,069,198	$1,069,198
10/31/20	$1,101,409	$1,195,216	$1,073,690	$1,073,689
11/30/20	$1,146,237	$1,202,035	$1,110,010	$1,110,009
12/31/20	$1,175,777	$1,205,728	$1,132,978	$1,132,978
1/31/21	$1,165,476	$1,199,261	$1,126,462	$1,126,461
2/28/21	$1,161,904	$1,180,606	$1,119,814	$1,119,814
3/31/21	$1,142,790	$1,175,955	$1,103,865	$1,103,865
4/30/21	$1,158,243	$1,179,029	$1,121,826	$1,121,826
5/31/21	$1,180,512	$1,181,661	$1,139,967	$1,139,967
6/30/21	$1,166,637	$1,187,424	$1,126,134	$1,126,134
7/31/21	$1,158,590	$1,202,182	$1,120,397	$1,120,396
8/31/21	$1,173,622	$1,199,773	$1,128,631	$1,128,630
9/30/21	$1,152,700	$1,188,446	$1,108,426	$1,108,426
10/31/21	$1,147,986	$1,185,338	$1,111,909	$1,111,908
11/30/21	$1,125,750	$1,193,793	$1,082,891	$1,082,890
12/31/21	$1,143,414	$1,188,952	$1,097,921	$1,097,920
1/31/22	$1,145,234	$1,170,272	$1,099,360	$1,099,359
2/28/22	$1,116,396	$1,154,705	$1,078,851	$1,078,851
3/31/22	$1,125,348	$1,129,814	$1,037,222	$1,037,222
4/30/22	$1,092,717	$1,099,449	$1,006,088	$1,006,088
5/31/22	$1,102,792	$1,097,936	$1,015,235	$1,015,235
6/30/22	$1,067,622	$1,081,273	$989,868	$989,868
7/31/22	$1,057,693	$1,108,814	$981,853	$981,853
8/31/22	$1,058,349	$1,079,868	$980,362	$980,361
9/30/22	$1,024,666	$1,045,202	$950,571	$950,571
10/31/22	$1,030,851	$1,041,624	$955,750	$955,750
11/30/22	$1,082,969	$1,068,168	$999,305	$999,305
12/31/22	$1,103,021	$1,055,562	$1,019,581	$1,019,580
1/31/23	$1,138,387	$1,079,874	$1,049,774	$1,049,773
2/28/23	$1,116,920	$1,062,650	$1,030,424	$1,030,424
3/31/23	$1,142,122	$1,086,213	$1,051,503	$1,051,502
4/30/23	$1,147,450	$1,091,806	$1,056,039	$1,056,038
5/31/23	$1,141,275	$1,087,507	$1,047,200	$1,047,200
6/30/23	$1,157,493	$1,086,858	$1,059,950	$1,059,949
7/31/23	$1,177,999	$1,087,210	$1,079,771	$1,079,771
8/31/23	$1,158,008	$1,085,844	$1,064,105	$1,064,105
9/30/23	$1,141,656	$1,067,119	$1,050,151	$1,050,151
10/31/23	$1,142,803	$1,059,542	$1,050,829	$1,050,829
11/30/23	$1,185,747	$1,095,972	$1,087,146	$1,087,146
12/31/23	$1,209,655	$1,130,998	$1,105,629	$1,105,629
1/31/24	$1,192,820	$1,128,781	$1,089,717	$1,089,717
2/29/24	$1,198,791	$1,121,036	$1,093,469	$1,093,468
3/31/24	$1,203,759	$1,131,144	$1,093,229	$1,093,228
4/30/24	$1,193,553	$1,112,932	$1,086,153	$1,086,152
5/31/24	$1,212,475	$1,122,780	$1,099,820	$1,099,820
6/30/24	$1,198,890	$1,132,522	$1,090,329	$1,090,329
7/31/24	$1,211,587	$1,154,402	$1,099,956	$1,099,955
8/31/24	$1,237,348	$1,167,045	$1,125,172	$1,125,172
9/30/24	$1,264,401	$1,180,588	$1,147,462	$1,147,462
10/31/24	$1,235,823	$1,164,612	$1,119,044	$1,119,044
11/30/24	$1,227,873	$1,178,445	$1,109,656	$1,109,655
12/31/24	$1,216,240	$1,169,402	$1,093,648	$1,093,648
1/31/25	$1,239,082	$1,173,932	$1,110,591	$1,110,590
2/28/25	$1,245,757	$1,188,068	$1,114,269	$1,114,269
3/31/25	$1,258,472	$1,183,110	$1,127,875	$1,127,875
4/30/25	$1,296,378	$1,194,759	$1,160,687	$1,160,687
5/31/25	$1,322,433	$1,190,809	$1,180,608	$1,180,608
6/30/25	$1,362,106	$1,202,213	$1,207,791	$1,207,790
7/31/25	$1,345,664	$1,201,251	$1,192,268	$1,192,268
8/31/25	$1,369,086	$1,207,833	$1,207,352	$1,207,351
9/30/25	$1,385,224	$1,216,730	$1,216,679	$1,216,679
10/31/25	$1,388,605	$1,226,335	$1,215,063	$1,215,063
11/30/25	$1,401,198	$1,228,914	$1,221,272	$1,221,272
12/31/25	$1,425,874	$1,226,279	$1,237,040	$1,237,039
1/31/26	$1,457,446	$1,229,243	$1,255,382	$1,255,382
2/28/26	$1,484,761	$1,246,523	$1,267,294	$1,267,294
3/31/26	$1,433,555	$1,224,396	$1,227,842	$1,227,842

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	13.91%	4.64%	3.67%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
J.P. Morgan Emerging Local Markets Index Plus (Unhedged)	8.86%	2.15%	2.07%
J.P. Morgan Emerging Local Markets Index Plus +Bid (Unhedged)	8.86%	2.15%	2.07%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 629,494,000
Holdings Count | Holding	1,668
Advisory Fees Paid, Amount	$ 3,042,000
InvestmentCompanyPortfolioTurnover	124.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$629,494
# of Portfolio Holdings	1,668
Portfolio Turnover Rate	124%
Total Net Advisory Fees Paid During the Reporting Period	$3,042
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Brazil	18.3%
Malaysia	11.8%
South Africa	6.7%
Colombia	6.0%
Supranational	5.2%
United States	3.8%
Poland	3.8%
Peru	2.7%
Turkey	2.3%
Other Countries	24.1%
Short-Term Instruments	13.7%
Affiliated Investments	11.8%
Financial Derivative Instruments	(2.2%)
Other Assets and Liabilities, Net	(8.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000064159
Shareholder Report [Line Items]
Fund Name	PIMCO Emerging Markets Currency and Short-Term Investments Fund
Class Name	I-2
Trading Symbol	PLMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Emerging Markets Currency and Short-Term Investments Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$115	1.08%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the Nigerian naira contributed to relative performance against the J.P. Morgan Emerging Local Markets Index Plus (Unhedged) (“Index”), as the currency provided a positive high carry.

  Overweight exposure to the Kazakhstani tenge contributed to relative performance versus the Index, as the currency provided a positive high carry.

  Overweight exposure to the Dominican peso contributed to relative performance versus the Index, as the currency appreciated.

  Positioning within the Taiwanese dollar detracted from relative performance versus the Index, as the currency appreciated towards the start of the reporting period.

  Underweight exposure to the Uruguayan peso in the early part of the reporting period detracted from relative performance versus the Index, as the currency appreciated.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-2	Bloomberg Global Aggregate (USD Hedged) Index	J.P. Morgan Emerging Local Markets Index Plus (Unhedged)	J.P. Morgan Emerging Local Markets Index Plus +Bid (Unhedged)
3/31/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,014,727	$1,001,698	$1,008,889	$1,008,889
5/31/16	$985,788	$1,005,932	$978,665	$978,665
6/30/16	$1,015,666	$1,025,081	$1,003,394	$1,003,394
7/31/16	$1,023,133	$1,031,206	$1,007,139	$1,007,139
8/31/16	$1,025,622	$1,030,680	$1,009,343	$1,009,342
9/30/16	$1,035,231	$1,030,557	$1,018,437	$1,018,437
10/31/16	$1,033,204	$1,020,565	$1,010,473	$1,010,472
11/30/16	$993,766	$1,003,709	$977,076	$977,075
12/31/16	$1,003,186	$1,006,459	$981,869	$981,869
1/31/17	$1,026,425	$1,002,793	$999,916	$999,915
2/28/17	$1,045,119	$1,011,378	$1,016,496	$1,016,496
3/31/17	$1,066,580	$1,010,911	$1,032,727	$1,032,727
4/30/17	$1,070,074	$1,017,767	$1,036,123	$1,036,123
5/31/17	$1,082,904	$1,023,707	$1,052,170	$1,052,169
6/30/17	$1,083,913	$1,020,842	$1,052,627	$1,052,627
7/31/17	$1,102,735	$1,024,198	$1,069,676	$1,069,675
8/31/17	$1,113,603	$1,033,532	$1,080,459	$1,080,458
9/30/17	$1,107,951	$1,028,761	$1,073,705	$1,073,705
10/31/17	$1,103,681	$1,033,100	$1,067,664	$1,067,663
11/30/17	$1,119,863	$1,034,700	$1,085,294	$1,085,294
12/31/17	$1,131,251	$1,037,013	$1,095,158	$1,095,157
1/31/18	$1,166,568	$1,029,610	$1,126,755	$1,126,755
2/28/18	$1,155,222	$1,027,288	$1,114,968	$1,114,967
3/31/18	$1,164,733	$1,035,806	$1,122,710	$1,122,710
4/30/18	$1,138,944	$1,031,952	$1,101,633	$1,101,632
5/31/18	$1,104,817	$1,035,807	$1,075,431	$1,075,430
6/30/18	$1,082,694	$1,037,738	$1,057,866	$1,057,866
7/31/18	$1,095,966	$1,038,022	$1,067,043	$1,067,043
8/31/18	$1,054,219	$1,041,212	$1,034,856	$1,034,855
9/30/18	$1,069,190	$1,037,229	$1,046,095	$1,046,095
10/31/18	$1,055,356	$1,035,202	$1,034,141	$1,034,141
11/30/18	$1,070,014	$1,040,267	$1,051,547	$1,051,546
12/31/18	$1,079,752	$1,055,294	$1,058,672	$1,058,672
1/31/19	$1,111,510	$1,066,471	$1,087,406	$1,087,406
2/28/19	$1,105,562	$1,067,753	$1,082,119	$1,082,118
3/31/19	$1,098,814	$1,086,877	$1,074,292	$1,074,291
4/30/19	$1,102,897	$1,087,524	$1,075,121	$1,075,120
5/31/19	$1,096,426	$1,103,173	$1,068,006	$1,068,006
6/30/19	$1,129,478	$1,118,641	$1,096,487	$1,096,486
7/31/19	$1,126,672	$1,127,444	$1,096,592	$1,096,592
8/31/19	$1,080,244	$1,153,012	$1,061,511	$1,061,510
9/30/19	$1,091,651	$1,147,669	$1,073,637	$1,073,637
10/31/19	$1,114,732	$1,145,688	$1,095,602	$1,095,602
11/30/19	$1,108,362	$1,144,344	$1,088,669	$1,088,668
12/31/19	$1,145,389	$1,141,998	$1,113,708	$1,113,707
1/31/20	$1,127,821	$1,162,607	$1,099,109	$1,099,109
2/29/20	$1,105,401	$1,176,836	$1,075,035	$1,075,034
3/31/20	$999,129	$1,158,521	$1,019,293	$1,019,293
4/30/20	$1,019,490	$1,177,276	$1,030,790	$1,030,790
5/31/20	$1,051,386	$1,180,613	$1,045,888	$1,045,888
6/30/20	$1,068,289	$1,186,505	$1,054,189	$1,054,188
7/31/20	$1,090,354	$1,199,470	$1,073,328	$1,073,327
8/31/20	$1,106,769	$1,190,779	$1,080,074	$1,080,074
9/30/20	$1,093,122	$1,195,129	$1,069,198	$1,069,198
10/31/20	$1,096,415	$1,195,216	$1,073,690	$1,073,689
11/30/20	$1,140,949	$1,202,035	$1,110,010	$1,110,009
12/31/20	$1,170,244	$1,205,728	$1,132,978	$1,132,978
1/31/21	$1,159,902	$1,199,261	$1,126,462	$1,126,461
2/28/21	$1,156,256	$1,180,606	$1,119,814	$1,119,814
3/31/21	$1,135,703	$1,175,955	$1,103,865	$1,103,865
4/30/21	$1,152,418	$1,179,029	$1,121,826	$1,121,826
5/31/21	$1,174,485	$1,181,661	$1,139,967	$1,139,967
6/30/21	$1,160,587	$1,187,424	$1,126,134	$1,126,134
7/31/21	$1,152,483	$1,202,182	$1,120,397	$1,120,396
8/31/21	$1,167,338	$1,199,773	$1,128,631	$1,128,630
9/30/21	$1,146,433	$1,188,446	$1,108,426	$1,108,426
10/31/21	$1,141,647	$1,185,338	$1,111,909	$1,111,908
11/30/21	$1,119,441	$1,193,793	$1,082,891	$1,082,890
12/31/21	$1,136,903	$1,188,952	$1,097,921	$1,097,920
1/31/22	$1,138,621	$1,170,272	$1,099,360	$1,099,359
2/28/22	$1,109,863	$1,154,705	$1,078,851	$1,078,851
3/31/22	$1,118,669	$1,129,814	$1,037,222	$1,037,222
4/30/22	$1,086,138	$1,099,449	$1,006,088	$1,006,088
5/31/22	$1,096,069	$1,097,936	$1,015,235	$1,015,235
6/30/22	$1,061,021	$1,081,273	$989,868	$989,868
7/31/22	$1,051,067	$1,108,814	$981,853	$981,853
8/31/22	$1,051,631	$1,079,868	$980,362	$980,361
9/30/22	$1,018,071	$1,045,202	$950,571	$950,571
10/31/22	$1,024,142	$1,041,624	$955,750	$955,750
11/30/22	$1,075,847	$1,068,168	$999,305	$999,305
12/31/22	$1,095,667	$1,055,562	$1,019,581	$1,019,580
1/31/23	$1,130,710	$1,079,874	$1,049,774	$1,049,773
2/28/23	$1,109,304	$1,062,650	$1,030,424	$1,030,424
3/31/23	$1,134,237	$1,086,213	$1,051,503	$1,051,502
4/30/23	$1,139,440	$1,091,806	$1,056,039	$1,056,038
5/31/23	$1,133,210	$1,087,507	$1,047,200	$1,047,200
6/30/23	$1,149,214	$1,086,858	$1,059,950	$1,059,949
7/31/23	$1,169,482	$1,087,210	$1,079,771	$1,079,771
8/31/23	$1,149,535	$1,085,844	$1,064,105	$1,064,105
9/30/23	$1,133,209	$1,067,119	$1,050,151	$1,050,151
10/31/23	$1,134,257	$1,059,542	$1,050,829	$1,050,829
11/30/23	$1,176,784	$1,095,972	$1,087,146	$1,087,146
12/31/23	$1,200,408	$1,130,998	$1,105,629	$1,105,629
1/31/24	$1,183,601	$1,128,781	$1,089,717	$1,089,717
2/29/24	$1,189,433	$1,121,036	$1,093,469	$1,093,468
3/31/24	$1,194,259	$1,131,144	$1,093,229	$1,093,228
4/30/24	$1,184,044	$1,112,932	$1,086,153	$1,086,152
5/31/24	$1,202,696	$1,122,780	$1,099,820	$1,099,820
6/30/24	$1,189,130	$1,132,522	$1,090,329	$1,090,329
7/31/24	$1,201,623	$1,154,402	$1,099,956	$1,099,955
8/31/24	$1,227,060	$1,167,045	$1,125,172	$1,125,172
9/30/24	$1,253,792	$1,180,588	$1,147,462	$1,147,462
10/31/24	$1,225,350	$1,164,612	$1,119,044	$1,119,044
11/30/24	$1,217,363	$1,178,445	$1,109,656	$1,109,655
12/31/24	$1,205,728	$1,169,402	$1,093,648	$1,093,648
1/31/25	$1,228,267	$1,173,932	$1,110,591	$1,110,590
2/28/25	$1,234,789	$1,188,068	$1,114,269	$1,114,269
3/31/25	$1,247,292	$1,183,110	$1,127,875	$1,127,875
4/30/25	$1,284,758	$1,194,759	$1,160,687	$1,160,687
5/31/25	$1,310,465	$1,190,809	$1,180,608	$1,180,608
6/30/25	$1,349,670	$1,202,213	$1,207,791	$1,207,790
7/31/25	$1,333,277	$1,201,251	$1,192,268	$1,192,268
8/31/25	$1,356,367	$1,207,833	$1,207,352	$1,207,351
9/30/25	$1,372,248	$1,216,730	$1,216,679	$1,216,679
10/31/25	$1,375,473	$1,226,335	$1,215,063	$1,215,063
11/30/25	$1,387,840	$1,228,914	$1,221,272	$1,221,272
12/31/25	$1,412,160	$1,226,279	$1,237,040	$1,237,039
1/31/26	$1,443,312	$1,229,243	$1,255,382	$1,255,382
2/28/26	$1,470,253	$1,246,523	$1,267,294	$1,267,294
3/31/26	$1,419,429	$1,224,396	$1,227,842	$1,227,842

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	13.80%	4.56%	3.56%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
J.P. Morgan Emerging Local Markets Index Plus (Unhedged)	8.86%	2.15%	2.07%
J.P. Morgan Emerging Local Markets Index Plus +Bid (Unhedged)	8.86%	2.15%	2.07%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 629,494,000
Holdings Count | Holding	1,668
Advisory Fees Paid, Amount	$ 3,042,000
InvestmentCompanyPortfolioTurnover	124.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$629,494
# of Portfolio Holdings	1,668
Portfolio Turnover Rate	124%
Total Net Advisory Fees Paid During the Reporting Period	$3,042
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Brazil	18.3%
Malaysia	11.8%
South Africa	6.7%
Colombia	6.0%
Supranational	5.2%
United States	3.8%
Poland	3.8%
Peru	2.7%
Turkey	2.3%
Other Countries	24.1%
Short-Term Instruments	13.7%
Affiliated Investments	11.8%
Financial Derivative Instruments	(2.2%)
Other Assets and Liabilities, Net	(8.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000040829
Shareholder Report [Line Items]
Fund Name	PIMCO Emerging Markets Local Currency and Bond Fund
Class Name	Class A
Trading Symbol	PELAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Emerging Markets Local Currency and Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$184	1.72%

Expenses Paid, Amount	$ 184
Expense Ratio, Percent	1.72%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the Nigerian naira contributed to relative performance versus the J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) (“Index”), as the currency had positive carry.

  Overweight exposure to the Turkish lira contributed to relative performance versus the Index, as the currency had positive carry.

  Overweight exposure to South African local rates contributed to relative performance versus the Index, as South African local yields fell.

  Underweight exposure to the Taiwanese dollar detracted from relative performance versus the Index, as the currency appreciated.

  Overweight exposure in the 3-year and 10-year tenors of the Filipino local rates curve detracted from relative performance versus the Index, as 3-year and 10-year yields rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charge)	Bloomberg Global Aggregate (USD Hedged) Index	J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)
3/31/16	$9,626	$10,000	$10,000
4/30/16	$9,976	$10,017	$10,257
5/31/16	$9,417	$10,059	$9,700
6/30/16	$9,997	$10,251	$10,271
7/31/16	$10,027	$10,312	$10,332
8/31/16	$10,058	$10,307	$10,337
9/30/16	$10,258	$10,306	$10,546
10/31/16	$10,202	$10,206	$10,457
11/30/16	$9,443	$10,037	$9,721
12/31/16	$9,654	$10,065	$9,903
1/31/17	$9,890	$10,028	$10,126
2/28/17	$10,100	$10,114	$10,309
3/31/17	$10,374	$10,109	$10,547
4/30/17	$10,505	$10,178	$10,670
5/31/17	$10,652	$10,237	$10,880
6/30/17	$10,687	$10,208	$10,929
7/31/17	$10,920	$10,242	$11,156
8/31/17	$11,086	$10,335	$11,356
9/30/17	$11,054	$10,288	$11,317
10/31/17	$10,733	$10,331	$10,998
11/30/17	$10,881	$10,347	$11,184
12/31/17	$11,097	$10,370	$11,410
1/31/18	$11,614	$10,296	$11,921
2/28/18	$11,570	$10,273	$11,796
3/31/18	$11,679	$10,358	$11,917
4/30/18	$11,320	$10,320	$11,564
5/31/18	$10,671	$10,358	$10,989
6/30/18	$10,327	$10,377	$10,675
7/31/18	$10,526	$10,380	$10,877
8/31/18	$9,844	$10,412	$10,215
9/30/18	$10,069	$10,372	$10,480
10/31/18	$9,858	$10,352	$10,275
11/30/18	$10,141	$10,403	$10,563
12/31/18	$10,221	$10,553	$10,701
1/31/19	$10,814	$10,665	$11,285
2/28/19	$10,703	$10,678	$11,162
3/31/19	$10,583	$10,869	$11,014
4/30/19	$10,574	$10,875	$10,994
5/31/19	$10,664	$11,032	$11,027
6/30/19	$11,292	$11,186	$11,634
7/31/19	$11,430	$11,274	$11,742
8/31/19	$11,034	$11,530	$11,432
9/30/19	$11,196	$11,477	$11,542
10/31/19	$11,506	$11,457	$11,877
11/30/19	$11,359	$11,443	$11,661
12/31/19	$11,929	$11,420	$12,143
1/31/20	$11,806	$11,626	$11,987
2/29/20	$11,404	$11,768	$11,578
3/31/20	$9,541	$11,585	$10,296
4/30/20	$10,035	$11,773	$10,699
5/31/20	$10,746	$11,806	$11,253
6/30/20	$10,788	$11,865	$11,306
7/31/20	$11,171	$11,995	$11,648
8/31/20	$11,193	$11,908	$11,609
9/30/20	$10,946	$11,951	$11,375
10/31/20	$11,025	$11,952	$11,424
11/30/20	$11,687	$12,020	$12,051
12/31/20	$12,136	$12,057	$12,470
1/31/21	$11,993	$11,993	$12,336
2/28/21	$11,706	$11,806	$12,006
3/31/21	$11,302	$11,760	$11,637
4/30/21	$11,543	$11,790	$11,900
5/31/21	$11,831	$11,817	$12,197
6/30/21	$11,695	$11,874	$12,049
7/31/21	$11,636	$12,022	$11,997
8/31/21	$11,748	$11,998	$12,090
9/30/21	$11,373	$11,884	$11,675
10/31/21	$11,185	$11,853	$11,520
11/30/21	$10,993	$11,938	$11,205
12/31/21	$11,147	$11,890	$11,379
1/31/22	$11,168	$11,703	$11,379
2/28/22	$10,616	$11,547	$10,810
3/31/22	$10,586	$11,298	$10,644
4/30/22	$10,026	$10,994	$10,003
5/31/22	$10,201	$10,979	$10,179
6/30/22	$9,714	$10,813	$9,726
7/31/22	$9,875	$11,088	$9,754
8/31/22	$9,961	$10,799	$9,740
9/30/22	$9,489	$10,452	$9,266
10/31/22	$9,542	$10,416	$9,184
11/30/22	$10,201	$10,682	$9,837
12/31/22	$10,393	$10,556	$10,049
1/31/23	$10,880	$10,799	$10,481
2/28/23	$10,507	$10,626	$10,149
3/31/23	$10,964	$10,862	$10,568
4/30/23	$11,083	$10,918	$10,659
5/31/23	$10,922	$10,875	$10,491
6/30/23	$11,341	$10,869	$10,833
7/31/23	$11,654	$10,872	$11,144
8/31/23	$11,308	$10,858	$10,845
9/30/23	$10,913	$10,671	$10,480
10/31/23	$10,864	$10,595	$10,425
11/30/23	$11,464	$10,960	$10,974
12/31/23	$11,972	$11,310	$11,326
1/31/24	$11,784	$11,288	$11,153
2/29/24	$11,794	$11,210	$11,089
3/31/24	$11,829	$11,311	$11,086
4/30/24	$11,569	$11,129	$10,849
5/31/24	$11,794	$11,228	$11,024
6/30/24	$11,582	$11,325	$10,905
7/31/24	$11,859	$11,544	$11,153
8/31/24	$12,241	$11,670	$11,496
9/30/24	$12,662	$11,806	$11,886
10/31/24	$12,068	$11,646	$11,338
11/30/24	$12,034	$11,784	$11,273
12/31/24	$11,832	$11,694	$11,056
1/31/25	$12,138	$11,739	$11,283
2/28/25	$12,248	$11,881	$11,357
3/31/25	$12,404	$11,831	$11,533
4/30/25	$12,797	$11,948	$11,907
5/31/25	$13,000	$11,908	$12,075
6/30/25	$13,458	$12,022	$12,412
7/31/25	$13,313	$12,013	$12,319
8/31/25	$13,684	$12,078	$12,584
9/30/25	$13,914	$12,167	$12,760
10/31/25	$14,022	$12,263	$12,819
11/30/25	$14,227	$12,289	$12,992
12/31/25	$14,485	$12,263	$13,186
1/31/26	$14,802	$12,292	$13,473
2/28/26	$15,014	$12,465	$13,646
3/31/26	$14,113	$12,244	$12,889

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	13.78%	4.54%	3.90%
Class A (including sales charge)	9.59%	3.75%	3.50%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)	11.76%	2.06%	2.57%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 2,770,533,000
Holdings Count | Holding	2,108
Advisory Fees Paid, Amount	$ 10,859,000
InvestmentCompanyPortfolioTurnover	123.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,770,533
# of Portfolio Holdings	2,108
Portfolio Turnover Rate	123%
Total Net Advisory Fees Paid During the Reporting Period	$10,859
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
South Africa	9.9%
Colombia	9.1%
Mexico	7.6%
Malaysia	7.0%
Peru	6.9%
Brazil	5.9%
Poland	5.5%
Chile	5.3%
Indonesia	4.6%
Other Countries	32.7%
Short-Term Instruments	4.7%
Affiliated Investments	7.3%
Financial Derivative Instruments	(0.5%)
Other Assets and Liabilities, Net	(6.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.28% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.28% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000040830
Shareholder Report [Line Items]
Fund Name	PIMCO Emerging Markets Local Currency and Bond Fund
Class Name	Class C
Trading Symbol	PELCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Emerging Markets Local Currency and Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$263	2.47%

Expenses Paid, Amount	$ 263
Expense Ratio, Percent	2.47%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the Nigerian naira contributed to relative performance versus the J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) (“Index”), as the currency had positive carry.

  Overweight exposure to the Turkish lira contributed to relative performance versus the Index, as the currency had positive carry.

  Overweight exposure to South African local rates contributed to relative performance versus the Index, as South African local yields fell.

  Underweight exposure to the Taiwanese dollar detracted from relative performance versus the Index, as the currency appreciated.

  Overweight exposure in the 3-year and 10-year tenors of the Filipino local rates curve detracted from relative performance versus the Index, as 3-year and 10-year yields rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class C (excluding sales charge)	Bloomberg Global Aggregate (USD Hedged) Index	J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,357	$10,017	$10,257
5/31/16	$9,770	$10,059	$9,700
6/30/16	$10,367	$10,251	$10,271
7/31/16	$10,391	$10,312	$10,332
8/31/16	$10,416	$10,307	$10,337
9/30/16	$10,616	$10,306	$10,546
10/31/16	$10,552	$10,206	$10,457
11/30/16	$9,761	$10,037	$9,721
12/31/16	$9,972	$10,065	$9,903
1/31/17	$10,210	$10,028	$10,126
2/28/17	$10,421	$10,114	$10,309
3/31/17	$10,697	$10,109	$10,547
4/30/17	$10,825	$10,178	$10,670
5/31/17	$10,970	$10,237	$10,880
6/30/17	$10,999	$10,208	$10,929
7/31/17	$11,232	$10,242	$11,156
8/31/17	$11,395	$10,335	$11,356
9/30/17	$11,355	$10,288	$11,317
10/31/17	$11,019	$10,331	$10,998
11/30/17	$11,164	$10,347	$11,184
12/31/17	$11,378	$10,370	$11,410
1/31/18	$11,901	$10,296	$11,921
2/28/18	$11,849	$10,273	$11,796
3/31/18	$11,953	$10,358	$11,917
4/30/18	$11,578	$10,320	$11,564
5/31/18	$10,907	$10,358	$10,989
6/30/18	$10,549	$10,377	$10,675
7/31/18	$10,746	$10,380	$10,877
8/31/18	$10,043	$10,412	$10,215
9/30/18	$10,267	$10,372	$10,480
10/31/18	$10,044	$10,352	$10,275
11/30/18	$10,326	$10,403	$10,563
12/31/18	$10,401	$10,553	$10,701
1/31/19	$10,998	$10,665	$11,285
2/28/19	$10,879	$10,678	$11,162
3/31/19	$10,751	$10,869	$11,014
4/30/19	$10,734	$10,875	$10,994
5/31/19	$10,819	$11,032	$11,027
6/30/19	$11,450	$11,186	$11,634
7/31/19	$11,583	$11,274	$11,742
8/31/19	$11,173	$11,530	$11,432
9/30/19	$11,331	$11,477	$11,542
10/31/19	$11,638	$11,457	$11,877
11/30/19	$11,481	$11,443	$11,661
12/31/19	$12,050	$11,420	$12,143
1/31/20	$11,918	$11,626	$11,987
2/29/20	$11,505	$11,768	$11,578
3/31/20	$9,620	$11,585	$10,296
4/30/20	$10,112	$11,773	$10,699
5/31/20	$10,821	$11,806	$11,253
6/30/20	$10,857	$11,865	$11,306
7/31/20	$11,234	$11,995	$11,648
8/31/20	$11,250	$11,908	$11,609
9/30/20	$10,994	$11,951	$11,375
10/31/20	$11,067	$11,952	$11,424
11/30/20	$11,724	$12,020	$12,051
12/31/20	$12,166	$12,057	$12,470
1/31/21	$12,016	$11,993	$12,336
2/28/21	$11,721	$11,806	$12,006
3/31/21	$11,310	$11,760	$11,637
4/30/21	$11,543	$11,790	$11,900
5/31/21	$11,824	$11,817	$12,197
6/30/21	$11,681	$11,874	$12,049
7/31/21	$11,615	$12,022	$11,997
8/31/21	$11,719	$11,998	$12,090
9/30/21	$11,338	$11,884	$11,675
10/31/21	$11,144	$11,853	$11,520
11/30/21	$10,945	$11,938	$11,205
12/31/21	$11,091	$11,890	$11,379
1/31/22	$11,106	$11,703	$11,379
2/28/22	$10,550	$11,547	$10,810
3/31/22	$10,514	$11,298	$10,644
4/30/22	$9,951	$10,994	$10,003
5/31/22	$10,118	$10,979	$10,179
6/30/22	$9,629	$10,813	$9,726
7/31/22	$9,783	$11,088	$9,754
8/31/22	$9,861	$10,799	$9,740
9/30/22	$9,388	$10,452	$9,266
10/31/22	$9,435	$10,416	$9,184
11/30/22	$10,081	$10,682	$9,837
12/31/22	$10,263	$10,556	$10,049
1/31/23	$10,738	$10,799	$10,481
2/28/23	$10,364	$10,626	$10,149
3/31/23	$10,808	$10,862	$10,568
4/30/23	$10,918	$10,918	$10,659
5/31/23	$10,753	$10,875	$10,491
6/30/23	$11,159	$10,869	$10,833
7/31/23	$11,459	$10,872	$11,144
8/31/23	$11,113	$10,858	$10,845
9/30/23	$10,717	$10,671	$10,480
10/31/23	$10,662	$10,595	$10,425
11/30/23	$11,245	$10,960	$10,974
12/31/23	$11,736	$11,310	$11,326
1/31/24	$11,544	$11,288	$11,153
2/29/24	$11,548	$11,210	$11,089
3/31/24	$11,574	$11,311	$11,086
4/30/24	$11,313	$11,129	$10,849
5/31/24	$11,525	$11,228	$11,024
6/30/24	$11,311	$11,325	$10,905
7/31/24	$11,574	$11,544	$11,153
8/31/24	$11,939	$11,670	$11,496
9/30/24	$12,343	$11,806	$11,886
10/31/24	$11,757	$11,646	$11,338
11/30/24	$11,716	$11,784	$11,273
12/31/24	$11,512	$11,694	$11,056
1/31/25	$11,801	$11,739	$11,283
2/28/25	$11,902	$11,881	$11,357
3/31/25	$12,046	$11,831	$11,533
4/30/25	$12,420	$11,948	$11,907
5/31/25	$12,610	$11,908	$12,075
6/30/25	$13,046	$12,022	$12,412
7/31/25	$12,897	$12,013	$12,319
8/31/25	$13,248	$12,078	$12,584
9/30/25	$13,463	$12,167	$12,760
10/31/25	$13,558	$12,263	$12,819
11/30/25	$13,749	$12,289	$12,992
12/31/25	$13,990	$12,263	$13,186
1/31/26	$14,287	$12,292	$13,473
2/28/26	$14,483	$12,465	$13,646
3/31/26	$13,605	$12,244	$12,889

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	12.94%	3.76%	3.13%
Class C (including sales charge)	11.94%	3.76%	3.13%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)	11.76%	2.06%	2.57%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 2,770,533,000
Holdings Count | Holding	2,108
Advisory Fees Paid, Amount	$ 10,859,000
InvestmentCompanyPortfolioTurnover	123.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,770,533
# of Portfolio Holdings	2,108
Portfolio Turnover Rate	123%
Total Net Advisory Fees Paid During the Reporting Period	$10,859
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
South Africa	9.9%
Colombia	9.1%
Mexico	7.6%
Malaysia	7.0%
Peru	6.9%
Brazil	5.9%
Poland	5.5%
Chile	5.3%
Indonesia	4.6%
Other Countries	32.7%
Short-Term Instruments	4.7%
Affiliated Investments	7.3%
Financial Derivative Instruments	(0.5%)
Other Assets and Liabilities, Net	(6.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.28% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.28% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000040832
Shareholder Report [Line Items]
Fund Name	PIMCO Emerging Markets Local Currency and Bond Fund
Class Name	Institutional Class
Trading Symbol	PELBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Emerging Markets Local Currency and Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$141	1.32%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the Nigerian naira contributed to relative performance versus the J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) (“Index”), as the currency had positive carry.

  Overweight exposure to the Turkish lira contributed to relative performance versus the Index, as the currency had positive carry.

  Overweight exposure to South African local rates contributed to relative performance versus the Index, as South African local yields fell.

  Underweight exposure to the Taiwanese dollar detracted from relative performance versus the Index, as the currency appreciated.

  Overweight exposure in the 3-year and 10-year tenors of the Filipino local rates curve detracted from relative performance versus the Index, as 3-year and 10-year yields rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Bloomberg Global Aggregate (USD Hedged) Index	J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,036,737	$1,001,698	$1,025,724
5/31/16	$978,964	$1,005,932	$969,956
6/30/16	$1,039,663	$1,025,081	$1,027,063
7/31/16	$1,043,225	$1,031,206	$1,033,244
8/31/16	$1,046,853	$1,030,680	$1,033,659
9/30/16	$1,067,992	$1,030,557	$1,054,573
10/31/16	$1,062,522	$1,020,565	$1,045,656
11/30/16	$983,805	$1,003,709	$972,130
12/31/16	$1,006,205	$1,006,459	$990,325
1/31/17	$1,031,099	$1,002,793	$1,012,625
2/28/17	$1,053,300	$1,011,378	$1,030,872
3/31/17	$1,082,312	$1,010,911	$1,054,713
4/30/17	$1,096,240	$1,017,767	$1,067,032
5/31/17	$1,111,978	$1,023,707	$1,087,950
6/30/17	$1,116,025	$1,020,842	$1,092,930
7/31/17	$1,140,746	$1,024,198	$1,115,597
8/31/17	$1,158,422	$1,033,532	$1,135,601
9/30/17	$1,155,444	$1,028,761	$1,131,745
10/31/17	$1,122,335	$1,033,100	$1,099,842
11/30/17	$1,138,180	$1,034,700	$1,118,373
12/31/17	$1,161,153	$1,037,013	$1,140,983
1/31/18	$1,215,681	$1,029,610	$1,192,086
2/28/18	$1,211,411	$1,027,288	$1,179,640
3/31/18	$1,223,230	$1,035,806	$1,191,686
4/30/18	$1,186,002	$1,031,952	$1,156,447
5/31/18	$1,118,377	$1,035,807	$1,098,891
6/30/18	$1,082,738	$1,037,738	$1,067,491
7/31/18	$1,103,932	$1,038,022	$1,087,721
8/31/18	$1,032,862	$1,041,212	$1,021,521
9/30/18	$1,056,757	$1,037,229	$1,048,008
10/31/18	$1,034,925	$1,035,202	$1,027,475
11/30/18	$1,065,012	$1,040,267	$1,056,322
12/31/18	$1,073,779	$1,055,294	$1,070,115
1/31/19	$1,136,446	$1,066,471	$1,128,515
2/28/19	$1,125,106	$1,067,753	$1,116,180
3/31/19	$1,112,911	$1,086,877	$1,101,369
4/30/19	$1,112,289	$1,087,524	$1,099,438
5/31/19	$1,122,222	$1,103,173	$1,102,688
6/30/19	$1,188,673	$1,118,641	$1,163,440
7/31/19	$1,203,595	$1,127,444	$1,174,230
8/31/19	$1,162,267	$1,153,012	$1,143,230
9/30/19	$1,179,688	$1,147,669	$1,154,221
10/31/19	$1,212,843	$1,145,688	$1,187,664
11/30/19	$1,197,712	$1,144,344	$1,166,079
12/31/19	$1,258,203	$1,141,998	$1,214,285
1/31/20	$1,245,661	$1,162,607	$1,198,660
2/29/20	$1,203,608	$1,176,836	$1,157,789
3/31/20	$1,007,406	$1,158,521	$1,029,566
4/30/20	$1,059,900	$1,177,276	$1,069,930
5/31/20	$1,135,304	$1,180,613	$1,125,330
6/30/20	$1,140,177	$1,186,505	$1,130,626
7/31/20	$1,181,030	$1,199,470	$1,164,765
8/31/20	$1,183,778	$1,190,779	$1,160,943
9/30/20	$1,157,969	$1,195,129	$1,137,536
10/31/20	$1,166,803	$1,195,216	$1,142,381
11/30/20	$1,237,205	$1,202,035	$1,205,075
12/31/20	$1,285,202	$1,205,728	$1,246,995
1/31/21	$1,270,481	$1,199,261	$1,233,626
2/28/21	$1,240,418	$1,180,606	$1,200,572
3/31/21	$1,198,083	$1,175,955	$1,163,717
4/30/21	$1,223,993	$1,179,029	$1,190,011
5/31/21	$1,254,998	$1,181,661	$1,219,702
6/30/21	$1,240,974	$1,187,424	$1,204,885
7/31/21	$1,235,148	$1,202,182	$1,199,736
8/31/21	$1,247,416	$1,199,773	$1,208,982
9/30/21	$1,208,051	$1,188,446	$1,167,497
10/31/21	$1,188,502	$1,185,338	$1,151,992
11/30/21	$1,168,413	$1,193,793	$1,120,482
12/31/21	$1,185,234	$1,188,952	$1,137,916
1/31/22	$1,187,896	$1,170,272	$1,137,856
2/28/22	$1,129,520	$1,154,705	$1,080,958
3/31/22	$1,126,735	$1,129,814	$1,064,402
4/30/22	$1,067,492	$1,099,449	$1,000,258
5/31/22	$1,086,404	$1,097,936	$1,017,893
6/30/22	$1,034,908	$1,081,273	$972,568
7/31/22	$1,052,404	$1,108,814	$975,416
8/31/22	$1,061,929	$1,079,868	$974,047
9/30/22	$1,012,029	$1,045,202	$926,608
10/31/22	$1,017,979	$1,041,624	$918,434
11/30/22	$1,088,619	$1,068,168	$983,704
12/31/22	$1,109,474	$1,055,562	$1,004,949
1/31/23	$1,161,910	$1,079,874	$1,048,089
2/28/23	$1,122,387	$1,062,650	$1,014,923
3/31/23	$1,171,633	$1,086,213	$1,056,788
4/30/23	$1,184,663	$1,091,806	$1,065,899
5/31/23	$1,167,923	$1,087,507	$1,049,069
6/30/23	$1,213,146	$1,086,858	$1,083,268
7/31/23	$1,246,940	$1,087,210	$1,114,437
8/31/23	$1,210,391	$1,085,844	$1,084,494
9/30/23	$1,168,457	$1,067,119	$1,047,982
10/31/23	$1,163,569	$1,059,542	$1,042,465
11/30/23	$1,228,289	$1,095,972	$1,097,393
12/31/23	$1,283,197	$1,130,998	$1,132,588
1/31/24	$1,263,388	$1,128,781	$1,115,340
2/29/24	$1,264,907	$1,121,036	$1,108,941
3/31/24	$1,269,013	$1,131,144	$1,108,628
4/30/24	$1,241,623	$1,112,932	$1,084,939
5/31/24	$1,266,206	$1,122,780	$1,102,442
6/30/24	$1,243,757	$1,132,522	$1,090,534
7/31/24	$1,273,927	$1,154,402	$1,115,339
8/31/24	$1,315,483	$1,167,045	$1,149,584
9/30/24	$1,361,151	$1,180,588	$1,188,610
10/31/24	$1,297,739	$1,164,612	$1,133,760
11/30/24	$1,294,534	$1,178,445	$1,127,327
12/31/24	$1,273,189	$1,169,402	$1,105,613
1/31/25	$1,306,549	$1,173,932	$1,128,294
2/28/25	$1,318,794	$1,188,068	$1,135,718
3/31/25	$1,336,020	$1,183,110	$1,153,273
4/30/25	$1,378,793	$1,194,759	$1,190,707
5/31/25	$1,401,258	$1,190,809	$1,207,541
6/30/25	$1,451,056	$1,202,213	$1,241,177
7/31/25	$1,435,849	$1,201,251	$1,231,866
8/31/25	$1,476,401	$1,207,833	$1,258,402
9/30/25	$1,501,723	$1,216,730	$1,275,988
10/31/25	$1,513,873	$1,226,335	$1,281,869
11/30/25	$1,536,567	$1,228,914	$1,299,160
12/31/25	$1,564,966	$1,226,279	$1,318,568
1/31/26	$1,599,735	$1,229,243	$1,347,259
2/28/26	$1,623,111	$1,246,523	$1,364,616
3/31/26	$1,526,168	$1,224,396	$1,288,905

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	14.23%	4.96%	4.32%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)	11.76%	2.06%	2.57%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 2,770,533,000
Holdings Count | Holding	2,108
Advisory Fees Paid, Amount	$ 10,859,000
InvestmentCompanyPortfolioTurnover	123.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,770,533
# of Portfolio Holdings	2,108
Portfolio Turnover Rate	123%
Total Net Advisory Fees Paid During the Reporting Period	$10,859
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
South Africa	9.9%
Colombia	9.1%
Mexico	7.6%
Malaysia	7.0%
Peru	6.9%
Brazil	5.9%
Poland	5.5%
Chile	5.3%
Indonesia	4.6%
Other Countries	32.7%
Short-Term Instruments	4.7%
Affiliated Investments	7.3%
Financial Derivative Instruments	(0.5%)
Other Assets and Liabilities, Net	(6.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.28% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.28% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000064168
Shareholder Report [Line Items]
Fund Name	PIMCO Emerging Markets Local Currency and Bond Fund
Class Name	I-2
Trading Symbol	PELPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Emerging Markets Local Currency and Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$152	1.42%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the Nigerian naira contributed to relative performance versus the J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) (“Index”), as the currency had positive carry.

  Overweight exposure to the Turkish lira contributed to relative performance versus the Index, as the currency had positive carry.

  Overweight exposure to South African local rates contributed to relative performance versus the Index, as South African local yields fell.

  Underweight exposure to the Taiwanese dollar detracted from relative performance versus the Index, as the currency appreciated.

  Overweight exposure in the 3-year and 10-year tenors of the Filipino local rates curve detracted from relative performance versus the Index, as 3-year and 10-year yields rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-2	Bloomberg Global Aggregate (USD Hedged) Index	J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,036,652	$1,001,698	$1,025,724
5/31/16	$978,805	$1,005,932	$969,956
6/30/16	$1,039,412	$1,025,081	$1,027,063
7/31/16	$1,042,886	$1,031,206	$1,033,244
8/31/16	$1,046,422	$1,030,680	$1,033,659
9/30/16	$1,067,460	$1,030,557	$1,054,573
10/31/16	$1,061,906	$1,020,565	$1,045,656
11/30/16	$983,153	$1,003,709	$972,130
12/31/16	$1,005,441	$1,006,459	$990,325
1/31/17	$1,030,236	$1,002,793	$1,012,625
2/28/17	$1,052,339	$1,011,378	$1,030,872
3/31/17	$1,081,229	$1,010,911	$1,054,713
4/30/17	$1,095,061	$1,017,767	$1,067,032
5/31/17	$1,110,687	$1,023,707	$1,087,950
6/30/17	$1,114,623	$1,020,842	$1,092,930
7/31/17	$1,139,224	$1,024,198	$1,115,597
8/31/17	$1,156,780	$1,033,532	$1,135,601
9/30/17	$1,153,708	$1,028,761	$1,131,745
10/31/17	$1,120,556	$1,033,100	$1,099,842
11/30/17	$1,136,283	$1,034,700	$1,118,373
12/31/17	$1,159,118	$1,037,013	$1,140,983
1/31/18	$1,213,456	$1,029,610	$1,192,086
2/28/18	$1,209,102	$1,027,288	$1,179,640
3/31/18	$1,220,796	$1,035,806	$1,191,686
4/30/18	$1,183,548	$1,031,952	$1,156,447
5/31/18	$1,115,965	$1,035,807	$1,098,891
6/30/18	$1,080,304	$1,037,738	$1,067,491
7/31/18	$1,101,360	$1,038,022	$1,087,721
8/31/18	$1,030,355	$1,041,212	$1,021,521
9/30/18	$1,054,115	$1,037,229	$1,048,008
10/31/18	$1,032,250	$1,035,202	$1,027,475
11/30/18	$1,062,167	$1,040,267	$1,056,322
12/31/18	$1,070,823	$1,055,294	$1,070,115
1/31/19	$1,133,228	$1,066,471	$1,128,515
2/28/19	$1,121,835	$1,067,753	$1,116,180
3/31/19	$1,109,582	$1,086,877	$1,101,369
4/30/19	$1,108,881	$1,087,524	$1,099,438
5/31/19	$1,118,686	$1,103,173	$1,102,688
6/30/19	$1,184,840	$1,118,641	$1,163,440
7/31/19	$1,199,613	$1,127,444	$1,174,230
8/31/19	$1,158,318	$1,153,012	$1,143,230
9/30/19	$1,175,591	$1,147,669	$1,154,221
10/31/19	$1,208,530	$1,145,688	$1,187,664
11/30/19	$1,193,354	$1,144,344	$1,166,079
12/31/19	$1,253,521	$1,141,998	$1,214,285
1/31/20	$1,240,921	$1,162,607	$1,198,660
2/29/20	$1,198,933	$1,176,836	$1,157,789
3/31/20	$1,003,406	$1,158,521	$1,029,566
4/30/20	$1,055,609	$1,177,276	$1,069,930
5/31/20	$1,130,617	$1,180,613	$1,125,330
6/30/20	$1,135,378	$1,186,505	$1,130,626
7/31/20	$1,175,955	$1,199,470	$1,164,765
8/31/20	$1,178,598	$1,190,779	$1,160,943
9/30/20	$1,152,806	$1,195,129	$1,137,536
10/31/20	$1,161,497	$1,195,216	$1,142,381
11/30/20	$1,231,483	$1,202,035	$1,205,075
12/31/20	$1,279,141	$1,205,728	$1,246,995
1/31/21	$1,264,393	$1,199,261	$1,233,626
2/28/21	$1,234,379	$1,180,606	$1,200,572
3/31/21	$1,192,150	$1,175,955	$1,163,717
4/30/21	$1,217,825	$1,179,029	$1,190,011
5/31/21	$1,248,574	$1,181,661	$1,219,702
6/30/21	$1,234,519	$1,187,424	$1,204,885
7/31/21	$1,228,617	$1,202,182	$1,199,736
8/31/21	$1,240,717	$1,199,773	$1,208,982
9/30/21	$1,201,461	$1,188,446	$1,167,497
10/31/21	$1,181,914	$1,185,338	$1,151,992
11/30/21	$1,161,836	$1,193,793	$1,120,482
12/31/21	$1,178,455	$1,188,952	$1,137,916
1/31/22	$1,181,006	$1,170,272	$1,137,856
2/28/22	$1,122,873	$1,154,705	$1,080,958
3/31/22	$1,120,013	$1,129,814	$1,064,402
4/30/22	$1,061,029	$1,099,449	$1,000,258
5/31/22	$1,079,742	$1,097,936	$1,017,893
6/30/22	$1,028,475	$1,081,273	$972,568
7/31/22	$1,045,776	$1,108,814	$975,416
8/31/22	$1,055,156	$1,079,868	$974,047
9/30/22	$1,005,485	$1,045,202	$926,608
10/31/22	$1,011,317	$1,041,624	$918,434
11/30/22	$1,081,413	$1,068,168	$983,704
12/31/22	$1,102,023	$1,055,562	$1,004,949
1/31/23	$1,154,018	$1,079,874	$1,048,089
2/28/23	$1,114,678	$1,062,650	$1,014,923
3/31/23	$1,163,487	$1,086,213	$1,056,788
4/30/23	$1,176,338	$1,091,806	$1,065,899
5/31/23	$1,159,618	$1,087,507	$1,049,069
6/30/23	$1,204,415	$1,086,858	$1,083,268
7/31/23	$1,237,869	$1,087,210	$1,114,437
8/31/23	$1,201,485	$1,085,844	$1,084,494
9/30/23	$1,159,762	$1,067,119	$1,047,982
10/31/23	$1,154,817	$1,059,542	$1,042,465
11/30/23	$1,218,953	$1,095,972	$1,097,393
12/31/23	$1,273,336	$1,130,998	$1,132,588
1/31/24	$1,253,578	$1,128,781	$1,115,340
2/29/24	$1,254,990	$1,121,036	$1,108,941
3/31/24	$1,258,958	$1,131,144	$1,108,628
4/30/24	$1,231,683	$1,112,932	$1,084,939
5/31/24	$1,255,957	$1,122,780	$1,102,442
6/30/24	$1,233,597	$1,132,522	$1,090,534
7/31/24	$1,263,415	$1,154,402	$1,115,339
8/31/24	$1,304,512	$1,167,045	$1,149,584
9/30/24	$1,349,699	$1,180,588	$1,188,610
10/31/24	$1,286,710	$1,164,612	$1,133,760
11/30/24	$1,283,424	$1,178,445	$1,127,327
12/31/24	$1,262,155	$1,169,402	$1,105,613
1/31/25	$1,295,113	$1,173,932	$1,128,294
2/28/25	$1,307,150	$1,188,068	$1,135,718
3/31/25	$1,324,119	$1,183,110	$1,153,273
4/30/25	$1,366,401	$1,194,759	$1,190,707
5/31/25	$1,388,543	$1,190,809	$1,207,541
6/30/25	$1,437,770	$1,202,213	$1,241,177
7/31/25	$1,422,583	$1,201,251	$1,231,866
8/31/25	$1,462,634	$1,207,833	$1,258,402
9/30/25	$1,487,610	$1,216,730	$1,275,988
10/31/25	$1,499,514	$1,226,335	$1,281,869
11/30/25	$1,521,876	$1,228,914	$1,299,160
12/31/25	$1,549,871	$1,226,279	$1,318,568
1/31/26	$1,584,176	$1,229,243	$1,347,259
2/28/26	$1,607,205	$1,246,523	$1,364,616
3/31/26	$1,511,081	$1,224,396	$1,288,905

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	14.12%	4.86%	4.21%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)	11.76%	2.06%	2.57%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 2,770,533,000
Holdings Count | Holding	2,108
Advisory Fees Paid, Amount	$ 10,859,000
InvestmentCompanyPortfolioTurnover	123.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,770,533
# of Portfolio Holdings	2,108
Portfolio Turnover Rate	123%
Total Net Advisory Fees Paid During the Reporting Period	$10,859
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
South Africa	9.9%
Colombia	9.1%
Mexico	7.6%
Malaysia	7.0%
Peru	6.9%
Brazil	5.9%
Poland	5.5%
Chile	5.3%
Indonesia	4.6%
Other Countries	32.7%
Short-Term Instruments	4.7%
Affiliated Investments	7.3%
Financial Derivative Instruments	(0.5%)
Other Assets and Liabilities, Net	(6.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.28% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.28% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000200459
Shareholder Report [Line Items]
Fund Name	PIMCO Emerging Markets Local Currency and Bond Fund
Class Name	I-3
Trading Symbol	PELNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Emerging Markets Local Currency and Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$157	1.47%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the Nigerian naira contributed to relative performance versus the J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) (“Index”), as the currency had positive carry.

  Overweight exposure to the Turkish lira contributed to relative performance versus the Index, as the currency had positive carry.

  Overweight exposure to South African local rates contributed to relative performance versus the Index, as South African local yields fell.

  Underweight exposure to the Taiwanese dollar detracted from relative performance versus the Index, as the currency appreciated.

  Overweight exposure in the 3-year and 10-year tenors of the Filipino local rates curve detracted from relative performance versus the Index, as 3-year and 10-year yields rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-3	Bloomberg Global Aggregate (USD Hedged) Index	J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,036,613	$1,001,698	$1,025,724
5/31/16	$978,721	$1,005,932	$969,956
6/30/16	$1,039,281	$1,025,081	$1,027,063
7/31/16	$1,042,709	$1,031,206	$1,033,244
8/31/16	$1,046,201	$1,030,680	$1,033,659
9/30/16	$1,067,197	$1,030,557	$1,054,573
10/31/16	$1,061,597	$1,020,565	$1,045,656
11/30/16	$982,825	$1,003,709	$972,130
12/31/16	$1,005,076	$1,006,459	$990,325
1/31/17	$1,029,813	$1,002,793	$1,012,625
2/28/17	$1,051,866	$1,011,378	$1,030,872
3/31/17	$1,080,703	$1,010,911	$1,054,713
4/30/17	$1,094,477	$1,017,767	$1,067,032
5/31/17	$1,110,050	$1,023,707	$1,087,950
6/30/17	$1,113,953	$1,020,842	$1,092,930
7/31/17	$1,138,485	$1,024,198	$1,115,597
8/31/17	$1,155,981	$1,033,532	$1,135,601
9/30/17	$1,152,865	$1,028,761	$1,131,745
10/31/17	$1,119,685	$1,033,100	$1,099,842
11/30/17	$1,135,355	$1,034,700	$1,118,373
12/31/17	$1,158,125	$1,037,013	$1,140,983
1/31/18	$1,212,359	$1,029,610	$1,192,086
2/28/18	$1,207,962	$1,027,288	$1,179,640
3/31/18	$1,219,594	$1,035,806	$1,191,686
4/30/18	$1,182,336	$1,031,952	$1,156,447
5/31/18	$1,114,828	$1,035,807	$1,098,891
6/30/18	$1,079,208	$1,037,738	$1,067,491
7/31/18	$1,100,198	$1,038,022	$1,087,721
8/31/18	$1,029,225	$1,041,212	$1,021,521
9/30/18	$1,052,921	$1,037,229	$1,048,008
10/31/18	$1,031,036	$1,035,202	$1,027,475
11/30/18	$1,060,872	$1,040,267	$1,056,322
12/31/18	$1,069,477	$1,055,294	$1,070,115
1/31/19	$1,131,783	$1,066,471	$1,128,515
2/28/19	$1,120,364	$1,067,753	$1,116,180
3/31/19	$1,108,081	$1,086,877	$1,101,369
4/30/19	$1,107,330	$1,087,524	$1,099,438
5/31/19	$1,117,078	$1,103,173	$1,102,688
6/30/19	$1,183,093	$1,118,641	$1,163,440
7/31/19	$1,197,794	$1,127,444	$1,174,230
8/31/19	$1,156,509	$1,153,012	$1,143,230
9/30/19	$1,173,711	$1,147,669	$1,154,221
10/31/19	$1,206,548	$1,145,688	$1,187,664
11/30/19	$1,191,348	$1,144,344	$1,166,079
12/31/19	$1,251,364	$1,141,998	$1,214,285
1/31/20	$1,238,732	$1,162,607	$1,198,660
2/29/20	$1,196,771	$1,176,836	$1,157,789
3/31/20	$1,001,551	$1,158,521	$1,029,566
4/30/20	$1,053,608	$1,177,276	$1,069,930
5/31/20	$1,128,427	$1,180,613	$1,125,330
6/30/20	$1,133,131	$1,186,505	$1,130,626
7/31/20	$1,173,576	$1,199,470	$1,164,765
8/31/20	$1,176,168	$1,190,779	$1,160,943
9/30/20	$1,150,382	$1,195,129	$1,137,536
10/31/20	$1,159,004	$1,195,216	$1,142,381
11/30/20	$1,228,794	$1,202,035	$1,205,075
12/31/20	$1,276,292	$1,205,728	$1,246,995
1/31/21	$1,261,528	$1,199,261	$1,233,626
2/28/21	$1,231,532	$1,180,606	$1,200,572
3/31/21	$1,189,353	$1,175,955	$1,163,717
4/30/21	$1,214,916	$1,179,029	$1,190,011
5/31/21	$1,245,544	$1,181,661	$1,219,702
6/30/21	$1,231,476	$1,187,424	$1,204,885
7/31/21	$1,225,535	$1,202,182	$1,199,736
8/31/21	$1,237,560	$1,199,773	$1,208,982
9/30/21	$1,198,354	$1,188,446	$1,167,497
10/31/21	$1,178,808	$1,185,338	$1,151,992
11/30/21	$1,158,735	$1,193,793	$1,120,482
12/31/21	$1,175,255	$1,188,952	$1,137,916
1/31/22	$1,177,746	$1,170,272	$1,137,856
2/28/22	$1,119,728	$1,154,705	$1,080,958
3/31/22	$1,116,818	$1,129,814	$1,064,402
4/30/22	$1,057,951	$1,099,449	$1,000,258
5/31/22	$1,076,563	$1,097,936	$1,017,893
6/30/22	$1,025,403	$1,081,273	$972,568
7/31/22	$1,042,610	$1,108,814	$975,416
8/31/22	$1,051,915	$1,079,868	$974,047
9/30/22	$1,002,350	$1,045,202	$926,608
10/31/22	$1,008,125	$1,041,624	$918,434
11/30/22	$1,077,954	$1,068,168	$983,704
12/31/22	$1,098,467	$1,055,562	$1,004,949
1/31/23	$1,150,250	$1,079,874	$1,048,089
2/28/23	$1,110,998	$1,062,650	$1,014,923
3/31/23	$1,159,593	$1,086,213	$1,056,788
4/30/23	$1,172,357	$1,091,806	$1,065,899
5/31/23	$1,155,644	$1,087,507	$1,049,069
6/30/23	$1,200,238	$1,086,858	$1,083,268
7/31/23	$1,233,534	$1,087,210	$1,114,437
8/31/23	$1,197,227	$1,085,844	$1,084,494
9/30/23	$1,155,602	$1,067,119	$1,047,982
10/31/23	$1,150,628	$1,059,542	$1,042,465
11/30/23	$1,214,483	$1,095,972	$1,097,393
12/31/23	$1,268,612	$1,130,998	$1,132,588
1/31/24	$1,248,876	$1,128,781	$1,115,340
2/29/24	$1,250,234	$1,121,036	$1,108,941
3/31/24	$1,254,133	$1,131,144	$1,108,628
4/30/24	$1,226,913	$1,112,932	$1,084,939
5/31/24	$1,251,037	$1,122,780	$1,102,442
6/30/24	$1,228,718	$1,132,522	$1,090,534
7/31/24	$1,258,374	$1,154,402	$1,115,339
8/31/24	$1,299,251	$1,167,045	$1,149,584
9/30/24	$1,344,205	$1,180,588	$1,188,610
10/31/24	$1,281,418	$1,164,612	$1,133,760
11/30/24	$1,278,092	$1,178,445	$1,127,327
12/31/24	$1,256,857	$1,169,402	$1,105,613
1/31/25	$1,289,622	$1,173,932	$1,128,294
2/28/25	$1,301,558	$1,188,068	$1,135,718
3/31/25	$1,318,403	$1,183,110	$1,153,273
4/30/25	$1,360,448	$1,194,759	$1,190,707
5/31/25	$1,382,432	$1,190,809	$1,207,541
6/30/25	$1,431,387	$1,202,213	$1,241,177
7/31/25	$1,416,204	$1,201,251	$1,231,866
8/31/25	$1,455,990	$1,207,833	$1,258,402
9/30/25	$1,480,810	$1,216,730	$1,275,988
10/31/25	$1,492,594	$1,226,335	$1,281,869
11/30/25	$1,514,792	$1,228,914	$1,299,160
12/31/25	$1,542,588	$1,226,279	$1,318,568
1/31/26	$1,576,666	$1,229,243	$1,347,259
2/28/26	$1,599,522	$1,246,523	$1,364,616
3/31/26	$1,503,795	$1,224,396	$1,288,905

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-3	14.06%	4.80%	4.16%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)	11.76%	2.06%	2.57%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 2,770,533,000
Holdings Count | Holding	2,108
Advisory Fees Paid, Amount	$ 10,859,000
InvestmentCompanyPortfolioTurnover	123.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,770,533
# of Portfolio Holdings	2,108
Portfolio Turnover Rate	123%
Total Net Advisory Fees Paid During the Reporting Period	$10,859
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
South Africa	9.9%
Colombia	9.1%
Mexico	7.6%
Malaysia	7.0%
Peru	6.9%
Brazil	5.9%
Poland	5.5%
Chile	5.3%
Indonesia	4.6%
Other Countries	32.7%
Short-Term Instruments	4.7%
Affiliated Investments	7.3%
Financial Derivative Instruments	(0.5%)
Other Assets and Liabilities, Net	(6.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.28% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.28% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000074976
Shareholder Report [Line Items]
Fund Name	PIMCO Global Advantage<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Strategy Bond Fund
Class Name	Class A
Trading Symbol	PGSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Global Advantage® Strategy Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$118	1.15%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to emerging market external debt contributed to relative performance versus the Bloomberg Global Aggregate (USD Unhedged) Index (“Index”), as spreads tightened.

  Hedging most of the Fund’s non-U.S. dollar currency risk back to the U.S. dollar, contributed to performance versus the Index, as the dollar benefitted from higher cash rates versus other developed markets.

  Curve positioning in the U.S., including underweight exposure to the long-end, contributed to relative performance versus the Index, as yields rose.

  Overweight exposure to Australian duration detracted from relative performance versus the Index, as yields rose.

  Overweight exposure to the intermediate section of the curve in the euro bloc detracted from relative performance versus the Index, as yields rose.

  Positioning within corporate credit, namely long exposure to Index credit default swaps, detracted from relative performance versus the Index, as credit spreads widened.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charge)	Bloomberg Global Aggregate (USD Unhedged) Index	PIMCO Global Advantage Bond Index (GLADI)(USD Partially Hedged)
3/31/16	$9,627	$10,000	$10,000
4/30/16	$9,707	$10,133	$10,054
5/31/16	$9,619	$9,997	$9,963
6/30/16	$9,858	$10,289	$10,163
7/31/16	$9,996	$10,367	$10,253
8/31/16	$10,068	$10,316	$10,284
9/30/16	$10,124	$10,373	$10,304
10/31/16	$10,085	$10,085	$10,211
11/30/16	$9,836	$9,684	$9,937
12/31/16	$9,916	$9,640	$9,967
1/31/17	$10,013	$9,749	$10,038
2/28/17	$10,151	$9,795	$10,148
3/31/17	$10,238	$9,810	$10,208
4/30/17	$10,261	$9,920	$10,269
5/31/17	$10,343	$10,074	$10,363
6/30/17	$10,339	$10,065	$10,365
7/31/17	$10,429	$10,234	$10,439
8/31/17	$10,560	$10,336	$10,539
9/30/17	$10,541	$10,242	$10,493
10/31/17	$10,565	$10,204	$10,511
11/30/17	$10,600	$10,317	$10,551
12/31/17	$10,653	$10,353	$10,607
1/31/18	$10,736	$10,476	$10,615
2/28/18	$10,671	$10,383	$10,560
3/31/18	$10,725	$10,494	$10,624
4/30/18	$10,633	$10,326	$10,544
5/31/18	$10,591	$10,247	$10,518
6/30/18	$10,561	$10,202	$10,491
7/31/18	$10,631	$10,185	$10,520
8/31/18	$10,562	$10,195	$10,448
9/30/18	$10,547	$10,108	$10,459
10/31/18	$10,496	$9,995	$10,429
11/30/18	$10,515	$10,026	$10,500
12/31/18	$10,546	$10,229	$10,622
1/31/19	$10,751	$10,384	$10,798
2/28/19	$10,777	$10,325	$10,806
3/31/19	$10,883	$10,454	$10,946
4/30/19	$10,927	$10,423	$10,964
5/31/19	$11,009	$10,564	$11,082
6/30/19	$11,202	$10,798	$11,287
7/31/19	$11,291	$10,768	$11,392
8/31/19	$11,356	$10,987	$11,523
9/30/19	$11,335	$10,875	$11,492
10/31/19	$11,374	$10,948	$11,531
11/30/19	$11,337	$10,865	$11,507
12/31/19	$11,443	$10,928	$11,559
1/31/20	$11,556	$11,068	$11,697
2/29/20	$11,544	$11,142	$11,745
3/31/20	$10,850	$10,892	$11,349
4/30/20	$11,139	$11,106	$11,562
5/31/20	$11,383	$11,155	$11,674
6/30/20	$11,521	$11,254	$11,759
7/31/20	$11,774	$11,613	$11,941
8/31/20	$11,855	$11,595	$11,898
9/30/20	$11,859	$11,554	$11,896
10/31/20	$11,912	$11,565	$11,910
11/30/20	$12,116	$11,775	$12,071
12/31/20	$12,278	$11,933	$12,166
1/31/21	$12,256	$11,828	$12,093
2/28/21	$12,094	$11,624	$11,905
3/31/21	$12,047	$11,401	$11,854
4/30/21	$12,120	$11,545	$11,939
5/31/21	$12,217	$11,653	$12,026
6/30/21	$12,198	$11,550	$12,054
7/31/21	$12,270	$11,704	$12,160
8/31/21	$12,289	$11,656	$12,168
9/30/21	$12,197	$11,448	$12,044
10/31/21	$12,159	$11,421	$12,033
11/30/21	$12,174	$11,387	$12,083
12/31/21	$12,218	$11,371	$12,094
1/31/22	$12,111	$11,138	$11,945
2/28/22	$11,859	$11,006	$11,748
3/31/22	$11,672	$10,671	$11,527
4/30/22	$11,299	$10,086	$11,183
5/31/22	$11,274	$10,114	$11,175
6/30/22	$10,986	$9,789	$10,945
7/31/22	$11,247	$9,997	$11,194
8/31/22	$11,060	$9,603	$10,944
9/30/22	$10,552	$9,109	$10,536
10/31/22	$10,552	$9,047	$10,499
11/30/22	$10,949	$9,473	$10,817
12/31/22	$10,912	$9,524	$10,779
1/31/23	$11,223	$9,836	$11,054
2/28/23	$11,014	$9,509	$10,844
3/31/23	$11,165	$9,810	$11,081
4/30/23	$11,196	$9,853	$11,133
5/31/23	$11,103	$9,661	$11,060
6/30/23	$11,137	$9,660	$11,058
7/31/23	$11,264	$9,727	$11,133
8/31/23	$11,185	$9,594	$11,068
9/30/23	$11,047	$9,314	$10,899
10/31/23	$10,976	$9,202	$10,835
11/30/23	$11,349	$9,666	$11,212
12/31/23	$11,727	$10,068	$11,528
1/31/24	$11,693	$9,929	$11,482
2/29/24	$11,629	$9,804	$11,416
3/31/24	$11,769	$9,858	$11,492
4/30/24	$11,608	$9,610	$11,329
5/31/24	$11,747	$9,735	$11,429
6/30/24	$11,783	$9,749	$11,496
7/31/24	$11,965	$10,019	$11,684
8/31/24	$12,071	$10,256	$11,840
9/30/24	$12,256	$10,430	$11,998
10/31/24	$12,008	$10,081	$11,805
11/30/24	$12,124	$10,115	$11,877
12/31/24	$12,056	$9,898	$11,758
1/31/25	$12,178	$9,954	$11,842
2/28/25	$12,298	$10,097	$11,957
3/31/25	$12,302	$10,159	$11,960
4/30/25	$12,348	$10,457	$12,087
5/31/25	$12,387	$10,420	$12,103
6/30/25	$12,607	$10,618	$12,246
7/31/25	$12,604	$10,460	$12,218
8/31/25	$12,777	$10,612	$12,318
9/30/25	$12,860	$10,681	$12,402
10/31/25	$12,999	$10,654	$12,480
11/30/25	$13,022	$10,679	$12,515
12/31/25	$13,070	$10,706	$12,521
1/31/26	$13,168	$10,807	$12,592
2/28/26	$13,341	$10,928	$12,757
3/31/26	$12,882	$10,592	$12,513

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	4.71%	1.35%	2.96%
Class A (including sales charge)	0.75%	0.57%	2.56%
Bloomberg Global Aggregate (USD Unhedged) Index	4.26%	(1.46%)	0.58%
PIMCO Global Advantage Bond Index (GLADI)(USD Partially Hedged)	4.62%	1.09%	2.27%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 189,313,000
Holdings Count | Holding	1,300
Advisory Fees Paid, Amount	$ 594,000
InvestmentCompanyPortfolioTurnover	622.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$189,313
# of Portfolio Holdings	1,300
Portfolio Turnover Rate	622%
Total Net Advisory Fees Paid During the Reporting Period	$594
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
United States	58.2%
Japan	5.9%
United Kingdom	5.4%
France	4.3%
Australia	3.7%
Ireland	3.7%
Canada	3.0%
China	2.5%
Cayman Islands	2.2%
Other Countries	27.9%
Short-Term Instruments	4.5%
Affiliated Investments	4.0%
Financial Derivative Instruments	0.9%
Other Assets and Liabilities, Net	(26.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.24% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.24% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000065241
Shareholder Report [Line Items]
Fund Name	PIMCO Global Advantage<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Strategy Bond Fund
Class Name	Institutional Class
Trading Symbol	PSAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Global Advantage® Strategy Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$77	0.75%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to emerging market external debt contributed to relative performance versus the Bloomberg Global Aggregate (USD Unhedged) Index (“Index”), as spreads tightened.

  Hedging most of the Fund’s non-U.S. dollar currency risk back to the U.S. dollar, contributed to performance versus the Index, as the dollar benefitted from higher cash rates versus other developed markets.

  Curve positioning in the U.S., including underweight exposure to the long-end, contributed to relative performance versus the Index, as yields rose.

  Overweight exposure to Australian duration detracted from relative performance versus the Index, as yields rose.

  Overweight exposure to the intermediate section of the curve in the euro bloc detracted from relative performance versus the Index, as yields rose.

  Positioning within corporate credit, namely long exposure to Index credit default swaps, detracted from relative performance versus the Index, as credit spreads widened.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Bloomberg Global Aggregate (USD Unhedged) Index	PIMCO Global Advantage Bond Index (GLADI)(USD Partially Hedged)
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,008,689	$1,013,301	$1,005,430
5/31/16	$999,901	$999,708	$996,301
6/30/16	$1,025,054	$1,028,901	$1,016,266
7/31/16	$1,039,701	$1,036,657	$1,025,332
8/31/16	$1,047,567	$1,031,622	$1,028,418
9/30/16	$1,053,783	$1,037,302	$1,030,444
10/31/16	$1,050,073	$1,008,512	$1,021,066
11/30/16	$1,024,426	$968,442	$993,712
12/31/16	$1,033,157	$963,993	$996,684
1/31/17	$1,043,558	$974,861	$1,003,760
2/28/17	$1,058,261	$979,468	$1,014,811
3/31/17	$1,067,792	$980,973	$1,020,758
4/30/17	$1,070,433	$992,030	$1,026,862
5/31/17	$1,079,396	$1,007,382	$1,036,310
6/30/17	$1,079,345	$1,006,498	$1,036,455
7/31/17	$1,089,147	$1,023,420	$1,043,948
8/31/17	$1,103,121	$1,033,559	$1,053,897
9/30/17	$1,101,512	$1,024,249	$1,049,345
10/31/17	$1,104,392	$1,020,373	$1,051,097
11/30/17	$1,108,419	$1,031,705	$1,055,080
12/31/17	$1,114,365	$1,035,280	$1,060,651
1/31/18	$1,123,369	$1,047,617	$1,061,531
2/28/18	$1,116,963	$1,038,321	$1,056,001
3/31/18	$1,122,969	$1,049,373	$1,062,443
4/30/18	$1,113,754	$1,032,565	$1,054,389
5/31/18	$1,109,732	$1,024,732	$1,051,775
6/30/18	$1,106,898	$1,020,176	$1,049,092
7/31/18	$1,114,628	$1,018,473	$1,052,009
8/31/18	$1,107,789	$1,019,542	$1,044,813
9/30/18	$1,106,567	$1,010,753	$1,045,941
10/31/18	$1,101,545	$999,462	$1,042,950
11/30/18	$1,104,010	$1,002,587	$1,049,990
12/31/18	$1,107,557	$1,022,858	$1,062,180
1/31/19	$1,129,527	$1,038,431	$1,079,780
2/28/19	$1,132,590	$1,032,454	$1,080,601
3/31/19	$1,144,103	$1,045,379	$1,094,649
4/30/19	$1,149,133	$1,042,284	$1,096,368
5/31/19	$1,158,139	$1,056,398	$1,108,165
6/30/19	$1,178,779	$1,079,820	$1,128,699
7/31/19	$1,188,500	$1,076,819	$1,139,150
8/31/19	$1,195,858	$1,098,716	$1,152,251
9/30/19	$1,193,950	$1,087,541	$1,149,220
10/31/19	$1,198,527	$1,094,783	$1,153,059
11/30/19	$1,195,006	$1,086,481	$1,150,695
12/31/19	$1,206,522	$1,092,817	$1,155,908
1/31/20	$1,218,854	$1,106,767	$1,169,698
2/29/20	$1,218,001	$1,114,211	$1,174,505
3/31/20	$1,145,186	$1,089,245	$1,134,948
4/30/20	$1,176,008	$1,110,631	$1,156,194
5/31/20	$1,202,216	$1,115,503	$1,167,386
6/30/20	$1,217,149	$1,125,414	$1,175,873
7/31/20	$1,244,311	$1,161,307	$1,194,123
8/31/20	$1,253,356	$1,159,536	$1,189,800
9/30/20	$1,254,196	$1,155,366	$1,189,621
10/31/20	$1,260,223	$1,156,471	$1,190,965
11/30/20	$1,282,178	$1,177,498	$1,207,115
12/31/20	$1,299,862	$1,193,314	$1,216,591
1/31/21	$1,297,887	$1,182,805	$1,209,303
2/28/21	$1,281,110	$1,162,445	$1,190,523
3/31/21	$1,276,632	$1,140,083	$1,185,404
4/30/21	$1,284,784	$1,154,486	$1,193,927
5/31/21	$1,295,433	$1,165,329	$1,202,559
6/30/21	$1,293,880	$1,155,048	$1,205,445
7/31/21	$1,301,976	$1,170,422	$1,216,041
8/31/21	$1,304,393	$1,165,554	$1,216,819
9/30/21	$1,295,108	$1,144,844	$1,204,395
10/31/21	$1,291,470	$1,142,076	$1,203,348
11/30/21	$1,293,501	$1,138,736	$1,208,317
12/31/21	$1,298,605	$1,137,146	$1,209,441
1/31/22	$1,287,619	$1,113,842	$1,194,517
2/28/22	$1,261,233	$1,100,603	$1,174,831
3/31/22	$1,241,838	$1,067,087	$1,152,732
4/30/22	$1,202,520	$1,008,623	$1,118,289
5/31/22	$1,200,220	$1,011,376	$1,117,495
6/30/22	$1,170,005	$978,923	$1,094,497
7/31/22	$1,198,206	$999,734	$1,119,408
8/31/22	$1,178,646	$960,283	$1,094,445
9/30/22	$1,124,867	$910,944	$1,053,633
10/31/22	$1,125,266	$904,679	$1,049,851
11/30/22	$1,167,939	$947,254	$1,081,724
12/31/22	$1,164,456	$952,377	$1,077,949
1/31/23	$1,198,029	$983,642	$1,105,436
2/28/23	$1,176,092	$950,942	$1,084,378
3/31/23	$1,192,620	$981,012	$1,108,061
4/30/23	$1,196,326	$985,341	$1,113,346
5/31/23	$1,186,823	$966,080	$1,105,975
6/30/23	$1,190,852	$966,004	$1,105,776
7/31/23	$1,204,797	$972,694	$1,113,296
8/31/23	$1,196,744	$959,387	$1,106,783
9/30/23	$1,182,422	$931,361	$1,089,872
10/31/23	$1,175,185	$920,228	$1,083,528
11/30/23	$1,215,477	$966,632	$1,121,160
12/31/23	$1,256,424	$1,006,806	$1,152,843
1/31/24	$1,253,117	$992,914	$1,148,209
2/29/24	$1,246,691	$980,436	$1,141,561
3/31/24	$1,262,186	$985,833	$1,149,232
4/30/24	$1,245,337	$960,954	$1,132,936
5/31/24	$1,260,617	$973,548	$1,142,940
6/30/24	$1,264,932	$974,945	$1,149,569
7/31/24	$1,284,905	$1,001,868	$1,168,376
8/31/24	$1,296,732	$1,025,572	$1,184,032
9/30/24	$1,316,979	$1,043,025	$1,199,838
10/31/24	$1,290,744	$1,008,064	$1,180,473
11/30/24	$1,303,670	$1,011,500	$1,187,686
12/31/24	$1,296,780	$989,800	$1,175,762
1/31/25	$1,310,380	$995,433	$1,184,192
2/28/25	$1,323,699	$1,009,668	$1,195,726
3/31/25	$1,324,546	$1,015,888	$1,195,965
4/30/25	$1,330,018	$1,045,743	$1,208,666
5/31/25	$1,334,617	$1,042,028	$1,210,286
6/30/25	$1,358,788	$1,061,774	$1,224,592
7/31/25	$1,358,829	$1,045,959	$1,221,799
8/31/25	$1,378,045	$1,061,163	$1,231,782
9/30/25	$1,387,455	$1,068,095	$1,240,195
10/31/25	$1,402,934	$1,065,383	$1,248,045
11/30/25	$1,405,856	$1,067,858	$1,251,489
12/31/25	$1,411,530	$1,070,646	$1,252,065
1/31/26	$1,422,579	$1,080,669	$1,259,214
2/28/26	$1,441,698	$1,092,753	$1,275,735
3/31/26	$1,392,507	$1,059,160	$1,251,267

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	5.13%	1.75%	3.37%
Bloomberg Global Aggregate (USD Unhedged) Index	4.26%	(1.46%)	0.58%
PIMCO Global Advantage Bond Index (GLADI)(USD Partially Hedged)	4.62%	1.09%	2.27%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 189,313,000
Holdings Count | Holding	1,300
Advisory Fees Paid, Amount	$ 594,000
InvestmentCompanyPortfolioTurnover	622.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$189,313
# of Portfolio Holdings	1,300
Portfolio Turnover Rate	622%
Total Net Advisory Fees Paid During the Reporting Period	$594
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
United States	58.2%
Japan	5.9%
United Kingdom	5.4%
France	4.3%
Australia	3.7%
Ireland	3.7%
Canada	3.0%
China	2.5%
Cayman Islands	2.2%
Other Countries	27.9%
Short-Term Instruments	4.5%
Affiliated Investments	4.0%
Financial Derivative Instruments	0.9%
Other Assets and Liabilities, Net	(26.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.24% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.24% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000026536
Shareholder Report [Line Items]
Fund Name	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)
Class Name	Class A
Trading Symbol	PAIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$96	0.94%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to the U.S. cash rate contributed to absolute performance, as the Secured Overnight Financing Rate remained elevated.

  Long exposure to select Latin American currencies, including the Brazilian real and the Mexican peso, contributed to absolute performance, as they appreciated relative to the U.S. dollar.

  Curve positioning in the U.S., including short exposure to the long-end, contributed to absolute performance, as the curve steepened.

  Long exposure to Australian duration detracted from absolute performance, as yields rose.

  Positioning within emerging market Asian currencies, including short exposure to the new Taiwanese dollar, detracted from absolute performance, as it appreciated relative to the U.S. dollar.

  Positioning within Japanese rates, particularly long exposure to the long-end of the curve throughout 2025, detracted from absolute performance, as yields rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charge)	Bloomberg Global Aggregate (USD Hedged) Index
3/31/16	$9,625	$10,000
4/30/16	$9,685	$10,017
5/31/16	$9,717	$10,059
6/30/16	$9,923	$10,251
7/31/16	$10,042	$10,312
8/31/16	$10,053	$10,307
9/30/16	$10,100	$10,306
10/31/16	$10,041	$10,206
11/30/16	$9,886	$10,037
12/31/16	$9,958	$10,065
1/31/17	$9,925	$10,028
2/28/17	$10,040	$10,114
3/31/17	$10,059	$10,109
4/30/17	$10,106	$10,178
5/31/17	$10,173	$10,237
6/30/17	$10,153	$10,208
7/31/17	$10,210	$10,242
8/31/17	$10,318	$10,335
9/30/17	$10,296	$10,288
10/31/17	$10,346	$10,331
11/30/17	$10,356	$10,347
12/31/17	$10,353	$10,370
1/31/18	$10,344	$10,296
2/28/18	$10,285	$10,273
3/31/18	$10,349	$10,358
4/30/18	$10,321	$10,320
5/31/18	$10,294	$10,358
6/30/18	$10,300	$10,377
7/31/18	$10,356	$10,380
8/31/18	$10,343	$10,412
9/30/18	$10,358	$10,372
10/31/18	$10,303	$10,352
11/30/18	$10,260	$10,403
12/31/18	$10,269	$10,553
1/31/19	$10,408	$10,665
2/28/19	$10,476	$10,678
3/31/19	$10,537	$10,869
4/30/19	$10,599	$10,875
5/31/19	$10,664	$11,032
6/30/19	$10,749	$11,186
7/31/19	$10,802	$11,274
8/31/19	$10,895	$11,530
9/30/19	$10,869	$11,477
10/31/19	$10,882	$11,457
11/30/19	$10,871	$11,443
12/31/19	$10,924	$11,420
1/31/20	$11,062	$11,626
2/29/20	$11,069	$11,768
3/31/20	$10,628	$11,585
4/30/20	$10,869	$11,773
5/31/20	$11,011	$11,806
6/30/20	$11,130	$11,865
7/31/20	$11,285	$11,995
8/31/20	$11,374	$11,908
9/30/20	$11,409	$11,951
10/31/20	$11,464	$11,952
11/30/20	$11,581	$12,020
12/31/20	$11,681	$12,057
1/31/21	$11,710	$11,993
2/28/21	$11,654	$11,806
3/31/21	$11,643	$11,760
4/30/21	$11,665	$11,790
5/31/21	$11,685	$11,817
6/30/21	$11,640	$11,874
7/31/21	$11,672	$12,022
8/31/21	$11,670	$11,998
9/30/21	$11,644	$11,884
10/31/21	$11,553	$11,853
11/30/21	$11,537	$11,938
12/31/21	$11,578	$11,890
1/31/22	$11,531	$11,703
2/28/22	$11,417	$11,547
3/31/22	$11,292	$11,298
4/30/22	$11,101	$10,994
5/31/22	$11,068	$10,979
6/30/22	$10,900	$10,813
7/31/22	$11,059	$11,088
8/31/22	$10,915	$10,799
9/30/22	$10,669	$10,452
10/31/22	$10,669	$10,416
11/30/22	$10,918	$10,682
12/31/22	$10,920	$10,556
1/31/23	$11,151	$10,799
2/28/23	$11,012	$10,626
3/31/23	$11,120	$10,862
4/30/23	$11,177	$10,918
5/31/23	$11,114	$10,875
6/30/23	$11,114	$10,869
7/31/23	$11,170	$10,872
8/31/23	$11,145	$10,858
9/30/23	$11,034	$10,671
10/31/23	$10,947	$10,595
11/30/23	$11,289	$10,960
12/31/23	$11,666	$11,310
1/31/24	$11,646	$11,288
2/29/24	$11,594	$11,210
3/31/24	$11,752	$11,311
4/30/24	$11,632	$11,129
5/31/24	$11,777	$11,228
6/30/24	$11,842	$11,325
7/31/24	$12,021	$11,544
8/31/24	$12,050	$11,670
9/30/24	$12,213	$11,806
10/31/24	$12,001	$11,646
11/30/24	$12,169	$11,784
12/31/24	$12,187	$11,694
1/31/25	$12,281	$11,739
2/28/25	$12,436	$11,881
3/31/25	$12,478	$11,831
4/30/25	$12,484	$11,948
5/31/25	$12,504	$11,908
6/30/25	$12,735	$12,022
7/31/25	$12,735	$12,013
8/31/25	$12,906	$12,078
9/30/25	$13,006	$12,167
10/31/25	$13,154	$12,263
11/30/25	$13,228	$12,289
12/31/25	$13,273	$12,263
1/31/26	$13,322	$12,292
2/28/26	$13,398	$12,465
3/31/26	$12,986	$12,244

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	4.07%	2.21%	3.04%
Class A (including sales charge)	0.17%	1.43%	2.65%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,837,109,000
Holdings Count | Holding	1,727
Advisory Fees Paid, Amount	$ 4,192,000
InvestmentCompanyPortfolioTurnover	717.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,837,109
# of Portfolio Holdings	1,727
Portfolio Turnover Rate	717%
Total Net Advisory Fees Paid During the Reporting Period	$4,192
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
United States	74.4%
United Kingdom	8.5%
France	5.2%
Canada	4.1%
Australia	3.8%
Ireland	3.6%
Spain	3.6%
Cayman Islands	2.9%
Japan	2.6%
Other Countries	18.7%
Short-Term Instruments	4.2%
Affiliated Investments	4.5%
Financial Derivative Instruments	1.1%
Other Assets and Liabilities, Net	(37.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026538
Shareholder Report [Line Items]
Fund Name	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)
Class Name	Class C
Trading Symbol	PCIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$172	1.69%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to the U.S. cash rate contributed to absolute performance, as the Secured Overnight Financing Rate remained elevated.

  Long exposure to select Latin American currencies, including the Brazilian real and the Mexican peso, contributed to absolute performance, as they appreciated relative to the U.S. dollar.

  Curve positioning in the U.S., including short exposure to the long-end, contributed to absolute performance, as the curve steepened.

  Long exposure to Australian duration detracted from absolute performance, as yields rose.

  Positioning within emerging market Asian currencies, including short exposure to the new Taiwanese dollar, detracted from absolute performance, as it appreciated relative to the U.S. dollar.

  Positioning within Japanese rates, particularly long exposure to the long-end of the curve throughout 2025, detracted from absolute performance, as yields rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class C (excluding sales charge)	Bloomberg Global Aggregate (USD Hedged) Index
3/31/16	$10,000	$10,000
4/30/16	$10,055	$10,017
5/31/16	$10,083	$10,059
6/30/16	$10,291	$10,251
7/31/16	$10,407	$10,312
8/31/16	$10,412	$10,307
9/30/16	$10,454	$10,306
10/31/16	$10,386	$10,206
11/30/16	$10,220	$10,037
12/31/16	$10,288	$10,065
1/31/17	$10,248	$10,028
2/28/17	$10,361	$10,114
3/31/17	$10,373	$10,109
4/30/17	$10,415	$10,178
5/31/17	$10,477	$10,237
6/30/17	$10,450	$10,208
7/31/17	$10,503	$10,242
8/31/17	$10,607	$10,335
9/30/17	$10,578	$10,288
10/31/17	$10,622	$10,331
11/30/17	$10,627	$10,347
12/31/17	$10,616	$10,370
1/31/18	$10,601	$10,296
2/28/18	$10,534	$10,273
3/31/18	$10,592	$10,358
4/30/18	$10,557	$10,320
5/31/18	$10,523	$10,358
6/30/18	$10,522	$10,377
7/31/18	$10,574	$10,380
8/31/18	$10,553	$10,412
9/30/18	$10,562	$10,372
10/31/18	$10,499	$10,352
11/30/18	$10,449	$10,403
12/31/18	$10,451	$10,553
1/31/19	$10,586	$10,665
2/28/19	$10,649	$10,678
3/31/19	$10,705	$10,869
4/30/19	$10,761	$10,875
5/31/19	$10,820	$11,032
6/30/19	$10,900	$11,186
7/31/19	$10,947	$11,274
8/31/19	$11,033	$11,530
9/30/19	$11,000	$11,477
10/31/19	$11,007	$11,457
11/30/19	$10,989	$11,443
12/31/19	$11,035	$11,420
1/31/20	$11,168	$11,626
2/29/20	$11,168	$11,768
3/31/20	$10,717	$11,585
4/30/20	$10,953	$11,773
5/31/20	$11,089	$11,806
6/30/20	$11,202	$11,865
7/31/20	$11,350	$11,995
8/31/20	$11,433	$11,908
9/30/20	$11,461	$11,951
10/31/20	$11,509	$11,952
11/30/20	$11,620	$12,020
12/31/20	$11,712	$12,057
1/31/21	$11,734	$11,993
2/28/21	$11,671	$11,806
3/31/21	$11,652	$11,760
4/30/21	$11,667	$11,790
5/31/21	$11,680	$11,817
6/30/21	$11,628	$11,874
7/31/21	$11,652	$12,022
8/31/21	$11,643	$11,998
9/30/21	$11,610	$11,884
10/31/21	$11,512	$11,853
11/30/21	$11,490	$11,938
12/31/21	$11,522	$11,890
1/31/22	$11,468	$11,703
2/28/22	$11,347	$11,547
3/31/22	$11,217	$11,298
4/30/22	$11,020	$10,994
5/31/22	$10,980	$10,979
6/30/22	$10,807	$10,813
7/31/22	$10,957	$11,088
8/31/22	$10,808	$10,799
9/30/22	$10,557	$10,452
10/31/22	$10,551	$10,416
11/30/22	$10,791	$10,682
12/31/22	$10,785	$10,556
1/31/23	$11,007	$10,799
2/28/23	$10,863	$10,626
3/31/23	$10,962	$10,862
4/30/23	$11,012	$10,918
5/31/23	$10,943	$10,875
6/30/23	$10,936	$10,869
7/31/23	$10,984	$10,872
8/31/23	$10,953	$10,858
9/30/23	$10,837	$10,671
10/31/23	$10,746	$10,595
11/30/23	$11,074	$10,960
12/31/23	$11,437	$11,310
1/31/24	$11,410	$11,288
2/29/24	$11,352	$11,210
3/31/24	$11,499	$11,311
4/30/24	$11,375	$11,129
5/31/24	$11,509	$11,228
6/30/24	$11,566	$11,325
7/31/24	$11,734	$11,544
8/31/24	$11,753	$11,670
9/30/24	$11,906	$11,806
10/31/24	$11,692	$11,646
11/30/24	$11,848	$11,784
12/31/24	$11,858	$11,694
1/31/25	$11,942	$11,739
2/28/25	$12,085	$11,881
3/31/25	$12,119	$11,831
4/30/25	$12,117	$11,948
5/31/25	$12,130	$11,908
6/30/25	$12,346	$12,022
7/31/25	$12,338	$12,013
8/31/25	$12,495	$12,078
9/30/25	$12,585	$12,167
10/31/25	$12,719	$12,263
11/30/25	$12,783	$12,289
12/31/25	$12,819	$12,263
1/31/26	$12,858	$12,292
2/28/26	$12,924	$12,465
3/31/26	$12,519	$12,244

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	3.30%	1.45%	2.27%
Class C (including sales charge)	2.31%	1.45%	2.27%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,837,109,000
Holdings Count | Holding	1,727
Advisory Fees Paid, Amount	$ 4,192,000
InvestmentCompanyPortfolioTurnover	717.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,837,109
# of Portfolio Holdings	1,727
Portfolio Turnover Rate	717%
Total Net Advisory Fees Paid During the Reporting Period	$4,192
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
United States	74.4%
United Kingdom	8.5%
France	5.2%
Canada	4.1%
Australia	3.8%
Ireland	3.6%
Spain	3.6%
Cayman Islands	2.9%
Japan	2.6%
Other Countries	18.7%
Short-Term Instruments	4.2%
Affiliated Investments	4.5%
Financial Derivative Instruments	1.1%
Other Assets and Liabilities, Net	(37.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026534
Shareholder Report [Line Items]
Fund Name	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)
Class Name	Institutional Class
Trading Symbol	PGBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$60	0.59%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to the U.S. cash rate contributed to absolute performance, as the Secured Overnight Financing Rate remained elevated.

  Long exposure to select Latin American currencies, including the Brazilian real and the Mexican peso, contributed to absolute performance, as they appreciated relative to the U.S. dollar.

  Curve positioning in the U.S., including short exposure to the long-end, contributed to absolute performance, as the curve steepened.

  Long exposure to Australian duration detracted from absolute performance, as yields rose.

  Positioning within emerging market Asian currencies, including short exposure to the new Taiwanese dollar, detracted from absolute performance, as it appreciated relative to the U.S. dollar.

  Positioning within Japanese rates, particularly long exposure to the long-end of the curve throughout 2025, detracted from absolute performance, as yields rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Bloomberg Global Aggregate (USD Hedged) Index
3/31/16	$1,000,000	$1,000,000
4/30/16	$1,006,485	$1,001,698
5/31/16	$1,010,190	$1,005,932
6/30/16	$1,031,871	$1,025,081
7/31/16	$1,044,554	$1,031,206
8/31/16	$1,046,029	$1,030,680
9/30/16	$1,051,254	$1,030,557
10/31/16	$1,045,332	$1,020,565
11/30/16	$1,029,497	$1,003,709
12/31/16	$1,037,385	$1,006,459
1/31/17	$1,034,214	$1,002,793
2/28/17	$1,046,486	$1,011,378
3/31/17	$1,048,774	$1,010,911
4/30/17	$1,053,938	$1,017,767
5/31/17	$1,061,223	$1,023,707
6/30/17	$1,059,499	$1,020,842
7/31/17	$1,065,763	$1,024,198
8/31/17	$1,077,301	$1,033,532
9/30/17	$1,075,379	$1,028,761
10/31/17	$1,080,844	$1,033,100
11/30/17	$1,082,288	$1,034,700
12/31/17	$1,082,235	$1,037,013
1/31/18	$1,081,660	$1,029,610
2/28/18	$1,075,783	$1,027,288
3/31/18	$1,082,731	$1,035,806
4/30/18	$1,080,113	$1,031,952
5/31/18	$1,077,640	$1,035,807
6/30/18	$1,078,551	$1,037,738
7/31/18	$1,084,796	$1,038,022
8/31/18	$1,083,772	$1,041,212
9/30/18	$1,085,558	$1,037,229
10/31/18	$1,080,174	$1,035,202
11/30/18	$1,076,022	$1,040,267
12/31/18	$1,077,220	$1,055,294
1/31/19	$1,092,162	$1,066,471
2/28/19	$1,099,585	$1,067,753
3/31/19	$1,106,348	$1,086,877
4/30/19	$1,113,154	$1,087,524
5/31/19	$1,120,307	$1,103,173
6/30/19	$1,129,581	$1,118,641
7/31/19	$1,135,426	$1,127,444
8/31/19	$1,145,578	$1,153,012
9/30/19	$1,143,102	$1,147,669
10/31/19	$1,144,846	$1,145,688
11/30/19	$1,144,022	$1,144,344
12/31/19	$1,149,939	$1,141,998
1/31/20	$1,164,828	$1,162,607
2/29/20	$1,165,826	$1,176,836
3/31/20	$1,119,788	$1,158,521
4/30/20	$1,145,488	$1,177,276
5/31/20	$1,160,768	$1,180,613
6/30/20	$1,173,685	$1,186,505
7/31/20	$1,190,351	$1,199,470
8/31/20	$1,200,120	$1,190,779
9/30/20	$1,204,157	$1,195,129
10/31/20	$1,210,290	$1,195,216
11/30/20	$1,223,033	$1,202,035
12/31/20	$1,233,988	$1,205,728
1/31/21	$1,237,368	$1,199,261
2/28/21	$1,231,752	$1,180,606
3/31/21	$1,230,949	$1,175,955
4/30/21	$1,233,662	$1,179,029
5/31/21	$1,236,137	$1,181,661
6/30/21	$1,231,749	$1,187,424
7/31/21	$1,235,469	$1,202,182
8/31/21	$1,235,615	$1,199,773
9/30/21	$1,233,243	$1,188,446
10/31/21	$1,223,926	$1,185,338
11/30/21	$1,222,621	$1,193,793
12/31/21	$1,227,379	$1,188,952
1/31/22	$1,222,729	$1,170,272
2/28/22	$1,210,901	$1,154,705
3/31/22	$1,198,081	$1,129,814
4/30/22	$1,178,170	$1,099,449
5/31/22	$1,174,942	$1,097,936
6/30/22	$1,157,493	$1,081,273
7/31/22	$1,174,685	$1,108,814
8/31/22	$1,159,736	$1,079,868
9/30/22	$1,133,987	$1,045,202
10/31/22	$1,134,296	$1,041,624
11/30/22	$1,161,100	$1,068,168
12/31/22	$1,161,672	$1,055,562
1/31/23	$1,186,584	$1,079,874
2/28/23	$1,172,082	$1,062,650
3/31/23	$1,183,924	$1,086,213
4/30/23	$1,190,330	$1,091,806
5/31/23	$1,183,946	$1,087,507
6/30/23	$1,184,363	$1,086,858
7/31/23	$1,190,595	$1,087,210
8/31/23	$1,188,294	$1,085,844
9/30/23	$1,176,833	$1,067,119
10/31/23	$1,167,935	$1,059,542
11/30/23	$1,204,733	$1,095,972
12/31/23	$1,245,367	$1,130,998
1/31/24	$1,243,582	$1,128,781
2/29/24	$1,238,295	$1,121,036
3/31/24	$1,255,537	$1,131,144
4/30/24	$1,243,140	$1,112,932
5/31/24	$1,258,989	$1,122,780
6/30/24	$1,266,329	$1,132,522
7/31/24	$1,285,854	$1,154,402
8/31/24	$1,289,281	$1,167,045
9/30/24	$1,307,136	$1,180,588
10/31/24	$1,284,862	$1,164,612
11/30/24	$1,303,216	$1,178,445
12/31/24	$1,305,463	$1,169,402
1/31/25	$1,315,980	$1,173,932
2/28/25	$1,332,931	$1,188,068
3/31/25	$1,337,814	$1,183,110
4/30/25	$1,338,783	$1,194,759
5/31/25	$1,341,435	$1,190,809
6/30/25	$1,366,583	$1,202,213
7/31/25	$1,366,951	$1,201,251
8/31/25	$1,385,682	$1,207,833
9/30/25	$1,396,863	$1,216,730
10/31/25	$1,413,155	$1,226,335
11/30/25	$1,421,470	$1,228,914
12/31/25	$1,426,809	$1,226,279
1/31/26	$1,432,472	$1,229,243
2/28/26	$1,441,008	$1,246,523
3/31/26	$1,397,166	$1,224,396

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	4.44%	2.57%	3.40%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,837,109,000
Holdings Count | Holding	1,727
Advisory Fees Paid, Amount	$ 4,192,000
InvestmentCompanyPortfolioTurnover	717.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,837,109
# of Portfolio Holdings	1,727
Portfolio Turnover Rate	717%
Total Net Advisory Fees Paid During the Reporting Period	$4,192
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
United States	74.4%
United Kingdom	8.5%
France	5.2%
Canada	4.1%
Australia	3.8%
Ireland	3.6%
Spain	3.6%
Cayman Islands	2.9%
Japan	2.6%
Other Countries	18.7%
Short-Term Instruments	4.2%
Affiliated Investments	4.5%
Financial Derivative Instruments	1.1%
Other Assets and Liabilities, Net	(37.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000064136
Shareholder Report [Line Items]
Fund Name	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)
Class Name	I-2
Trading Symbol	PGNPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$70	0.69%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to the U.S. cash rate contributed to absolute performance, as the Secured Overnight Financing Rate remained elevated.

  Long exposure to select Latin American currencies, including the Brazilian real and the Mexican peso, contributed to absolute performance, as they appreciated relative to the U.S. dollar.

  Curve positioning in the U.S., including short exposure to the long-end, contributed to absolute performance, as the curve steepened.

  Long exposure to Australian duration detracted from absolute performance, as yields rose.

  Positioning within emerging market Asian currencies, including short exposure to the new Taiwanese dollar, detracted from absolute performance, as it appreciated relative to the U.S. dollar.

  Positioning within Japanese rates, particularly long exposure to the long-end of the curve throughout 2025, detracted from absolute performance, as yields rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-2	Bloomberg Global Aggregate (USD Hedged) Index
3/31/16	$1,000,000	$1,000,000
4/30/16	$1,006,400	$1,001,698
5/31/16	$1,010,023	$1,005,932
6/30/16	$1,031,616	$1,025,081
7/31/16	$1,044,208	$1,031,206
8/31/16	$1,045,595	$1,030,680
9/30/16	$1,050,726	$1,030,557
10/31/16	$1,044,723	$1,020,565
11/30/16	$1,028,813	$1,003,709
12/31/16	$1,036,603	$1,006,459
1/31/17	$1,033,354	$1,002,793
2/28/17	$1,045,535	$1,011,378
3/31/17	$1,047,728	$1,010,911
4/30/17	$1,052,806	$1,017,767
5/31/17	$1,059,995	$1,023,707
6/30/17	$1,058,180	$1,020,842
7/31/17	$1,064,351	$1,024,198
8/31/17	$1,075,783	$1,033,532
9/30/17	$1,073,772	$1,028,761
10/31/17	$1,079,139	$1,033,100
11/30/17	$1,080,491	$1,034,700
12/31/17	$1,080,344	$1,037,013
1/31/18	$1,079,681	$1,029,610
2/28/18	$1,073,732	$1,027,288
3/31/18	$1,080,571	$1,035,806
4/30/18	$1,077,872	$1,031,952
5/31/18	$1,075,313	$1,035,807
6/30/18	$1,076,130	$1,037,738
7/31/18	$1,082,273	$1,038,022
8/31/18	$1,081,150	$1,041,212
9/30/18	$1,082,852	$1,037,229
10/31/18	$1,077,390	$1,035,202
11/30/18	$1,073,154	$1,040,267
12/31/18	$1,074,257	$1,055,294
1/31/19	$1,089,068	$1,066,471
2/28/19	$1,096,387	$1,067,753
3/31/19	$1,103,037	$1,086,877
4/30/19	$1,109,735	$1,087,524
5/31/19	$1,116,768	$1,103,173
6/30/19	$1,125,927	$1,118,641
7/31/19	$1,131,657	$1,127,444
8/31/19	$1,141,673	$1,153,012
9/30/19	$1,139,118	$1,147,669
10/31/19	$1,140,760	$1,145,688
11/30/19	$1,139,843	$1,144,344
12/31/19	$1,145,642	$1,141,998
1/31/20	$1,160,374	$1,162,607
2/29/20	$1,161,280	$1,176,836
3/31/20	$1,115,327	$1,158,521
4/30/20	$1,140,832	$1,177,276
5/31/20	$1,155,953	$1,180,613
6/30/20	$1,168,722	$1,186,505
7/31/20	$1,185,212	$1,199,470
8/31/20	$1,194,843	$1,190,779
9/30/20	$1,198,765	$1,195,129
10/31/20	$1,204,766	$1,195,216
11/30/20	$1,217,354	$1,202,035
12/31/20	$1,228,143	$1,205,728
1/31/21	$1,231,412	$1,199,261
2/28/21	$1,225,731	$1,180,606
3/31/21	$1,224,828	$1,175,955
4/30/21	$1,227,420	$1,179,029
5/31/21	$1,229,785	$1,181,661
6/30/21	$1,225,318	$1,187,424
7/31/21	$1,228,911	$1,202,182
8/31/21	$1,228,955	$1,199,773
9/30/21	$1,226,493	$1,188,446
10/31/21	$1,217,123	$1,185,338
11/30/21	$1,215,725	$1,193,793
12/31/21	$1,220,346	$1,188,952
1/31/22	$1,215,625	$1,170,272
2/28/22	$1,203,773	$1,154,705
3/31/22	$1,190,926	$1,129,814
4/30/22	$1,171,036	$1,099,449
5/31/22	$1,167,731	$1,097,936
6/30/22	$1,150,295	$1,081,273
7/31/22	$1,167,283	$1,108,814
8/31/22	$1,152,336	$1,079,868
9/30/22	$1,126,650	$1,045,202
10/31/22	$1,126,868	$1,041,624
11/30/22	$1,153,404	$1,068,168
12/31/22	$1,153,868	$1,055,562
1/31/23	$1,178,519	$1,079,874
2/28/23	$1,164,024	$1,062,650
3/31/23	$1,175,679	$1,086,213
4/30/23	$1,181,948	$1,091,806
5/31/23	$1,175,509	$1,087,507
6/30/23	$1,175,819	$1,086,858
7/31/23	$1,181,913	$1,087,210
8/31/23	$1,179,530	$1,085,844
9/30/23	$1,168,054	$1,067,119
10/31/23	$1,159,125	$1,059,542
11/30/23	$1,195,546	$1,095,972
12/31/23	$1,235,763	$1,130,998
1/31/24	$1,233,890	$1,128,781
2/29/24	$1,228,549	$1,121,036
3/31/24	$1,245,550	$1,131,144
4/30/24	$1,233,151	$1,112,932
5/31/24	$1,248,758	$1,122,780
6/30/24	$1,255,943	$1,132,522
7/31/24	$1,275,201	$1,154,402
8/31/24	$1,278,485	$1,167,045
9/30/24	$1,296,091	$1,180,588
10/31/24	$1,273,896	$1,164,612
11/30/24	$1,291,985	$1,178,445
12/31/24	$1,294,103	$1,169,402
1/31/25	$1,304,414	$1,173,932
2/28/25	$1,321,115	$1,188,068
3/31/25	$1,325,851	$1,183,110
4/30/25	$1,326,704	$1,194,759
5/31/25	$1,329,215	$1,190,809
6/30/25	$1,354,029	$1,202,213
7/31/25	$1,354,281	$1,201,251
8/31/25	$1,372,721	$1,207,833
9/30/25	$1,383,695	$1,216,730
10/31/25	$1,399,711	$1,226,335
11/30/25	$1,407,840	$1,228,914
12/31/25	$1,413,005	$1,226,279
1/31/26	$1,418,495	$1,229,243
2/28/26	$1,426,841	$1,246,523
3/31/26	$1,383,316	$1,224,396

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	4.33%	2.46%	3.30%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,837,109,000
Holdings Count | Holding	1,727
Advisory Fees Paid, Amount	$ 4,192,000
InvestmentCompanyPortfolioTurnover	717.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,837,109
# of Portfolio Holdings	1,727
Portfolio Turnover Rate	717%
Total Net Advisory Fees Paid During the Reporting Period	$4,192
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
United States	74.4%
United Kingdom	8.5%
France	5.2%
Canada	4.1%
Australia	3.8%
Ireland	3.6%
Spain	3.6%
Cayman Islands	2.9%
Japan	2.6%
Other Countries	18.7%
Short-Term Instruments	4.2%
Affiliated Investments	4.5%
Financial Derivative Instruments	1.1%
Other Assets and Liabilities, Net	(37.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026524
Shareholder Report [Line Items]
Fund Name	PIMCO International Bond Fund (Unhedged)
Class Name	Class A
Trading Symbol	PFUAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO International Bond Fund (Unhedged) (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$100	0.98%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to select Latin American currencies, including the Brazilian real and the Mexican peso, contributed to relative performance versus the Bloomberg Global Aggregate ex-USD (USD Unhedged) Index (“Index”), as they appreciated relative to the U.S. dollar.

  Long exposure to securitized credit, namely non-agency residential mortgage-backed securities, contributed to relative performance versus the Index, as spreads tightened.

  Positioning within select emerging market Central and Eastern European, Middle Eastern and African currencies, including overweight exposure to the Turkish lira, contributed to relative performance versus the Index, as cash rates remained elevated.

  Curve positioning in the euro bloc, including overweight exposure to the front-end in March 2026, detracted from relative performance versus the Index, as yields rose.

  Overweight exposure to Australian duration detracted from relative performance versus the Index, as yields rose.

  Positioning within Japanese rates, particularly an overweight exposure to the long-end of the curve throughout 2025, detracted from relative performance versus the Index, as yields rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charge)	Bloomberg Global Aggregate ex-USD (USD Unhedged) Index
3/31/16	$9,625	$10,000
4/30/16	$9,868	$10,204
5/31/16	$9,606	$9,960
6/30/16	$9,964	$10,340
7/31/16	$10,091	$10,425
8/31/16	$10,056	$10,341
9/30/16	$10,159	$10,446
10/31/16	$9,766	$9,992
11/30/16	$9,336	$9,465
12/31/16	$9,294	$9,374
1/31/17	$9,514	$9,550
2/28/17	$9,571	$9,578
3/31/17	$9,620	$9,607
4/30/17	$9,690	$9,744
5/31/17	$9,843	$9,957
6/30/17	$9,903	$9,948
7/31/17	$10,225	$10,214
8/31/17	$10,294	$10,324
9/30/17	$10,200	$10,194
10/31/17	$10,087	$10,118
11/30/17	$10,209	$10,332
12/31/17	$10,259	$10,360
1/31/18	$10,677	$10,674
2/28/18	$10,492	$10,584
3/31/18	$10,604	$10,735
4/30/18	$10,319	$10,492
5/31/18	$10,177	$10,296
6/30/18	$10,110	$10,224
7/31/18	$10,143	$10,187
8/31/18	$9,985	$10,155
9/30/18	$10,007	$10,046
10/31/18	$9,793	$9,907
11/30/18	$9,838	$9,918
12/31/18	$9,846	$10,138
1/31/19	$10,146	$10,327
2/28/19	$10,065	$10,219
3/31/19	$10,113	$10,292
4/30/19	$10,077	$10,229
5/31/19	$10,109	$10,335
6/30/19	$10,417	$10,643
7/31/19	$10,275	$10,567
8/31/19	$10,326	$10,735
9/30/19	$10,253	$10,582
10/31/19	$10,362	$10,684
11/30/19	$10,238	$10,539
12/31/19	$10,502	$10,653
1/31/20	$10,485	$10,734
2/29/20	$10,357	$10,712
3/31/20	$9,581	$10,368
4/30/20	$9,887	$10,580
5/31/20	$10,126	$10,611
6/30/20	$10,333	$10,719
7/31/20	$10,856	$11,195
8/31/20	$11,052	$11,227
9/30/20	$10,910	$11,162
10/31/20	$10,975	$11,213
11/30/20	$11,356	$11,481
12/31/20	$11,748	$11,730
1/31/21	$11,636	$11,610
2/28/21	$11,403	$11,385
3/31/21	$11,183	$11,109
4/30/21	$11,370	$11,289
5/31/21	$11,500	$11,443
6/30/21	$11,257	$11,212
7/31/21	$11,386	$11,381
8/31/21	$11,329	$11,311
9/30/21	$11,061	$11,033
10/31/21	$10,969	$10,990
11/30/21	$10,911	$10,911
12/31/21	$10,882	$10,903
1/31/22	$10,710	$10,690
2/28/22	$10,538	$10,571
3/31/22	$10,184	$10,233
4/30/22	$9,479	$9,534
5/31/22	$9,491	$9,534
6/30/22	$9,013	$9,106
7/31/22	$9,175	$9,280
8/31/22	$8,723	$8,817
9/30/22	$8,155	$8,300
10/31/22	$8,168	$8,288
11/30/22	$8,735	$8,750
12/31/22	$8,819	$8,865
1/31/23	$9,149	$9,174
2/28/23	$8,755	$8,807
3/31/23	$9,034	$9,136
4/30/23	$9,055	$9,162
5/31/23	$8,839	$8,916
6/30/23	$8,859	$8,939
7/31/23	$8,988	$9,053
8/31/23	$8,811	$8,875
9/30/23	$8,529	$8,581
10/31/23	$8,453	$8,503
11/30/23	$8,902	$8,972
12/31/23	$9,371	$9,372
1/31/24	$9,135	$9,157
2/29/24	$9,063	$9,049
3/31/24	$9,139	$9,071
4/30/24	$8,899	$8,836
5/31/24	$9,030	$8,924
6/30/24	$8,955	$8,879
7/31/24	$9,242	$9,159
8/31/24	$9,468	$9,446
9/30/24	$9,671	$9,635
10/31/24	$9,405	$9,238
11/30/24	$9,421	$9,217
12/31/24	$9,180	$8,976
1/31/25	$9,257	$9,029
2/28/25	$9,346	$9,102
3/31/25	$9,476	$9,203
4/30/25	$9,885	$9,674
5/31/25	$9,891	$9,663
6/30/25	$10,177	$9,874
7/31/25	$9,854	$9,626
8/31/25	$10,089	$9,787
9/30/25	$10,107	$9,816
10/31/25	$10,059	$9,721
11/30/25	$10,046	$9,713
12/31/25	$10,139	$9,770
1/31/26	$10,271	$9,928
2/28/26	$10,362	$10,000
3/31/26	$9,836	$9,588

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	3.80%	(2.53%)	0.22%
Class A (including sales charge)	(0.09%)	(3.28%)	(0.17%)
Bloomberg Global Aggregate ex-USD (USD Unhedged) Index	4.18%	(2.90%)	(0.42%)

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,189,632,000
Holdings Count | Holding	1,719
Advisory Fees Paid, Amount	$ 2,498,000
InvestmentCompanyPortfolioTurnover	520.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,189,632
# of Portfolio Holdings	1,719
Portfolio Turnover Rate	520%
Total Net Advisory Fees Paid During the Reporting Period	$2,498
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
United States	59.5%
China	8.5%
United Kingdom	6.8%
Australia	4.6%
Ireland	3.8%
Japan	3.7%
Canada	3.3%
Spain	3.3%
Cayman Islands	2.5%
Other Countries	22.0%
Short-Term Instruments	2.3%
Affiliated Investments	2.6%
Financial Derivative Instruments	(0.6%)
Other Assets and Liabilities, Net	(22.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.13% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.13% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000031146
Shareholder Report [Line Items]
Fund Name	PIMCO International Bond Fund (Unhedged)
Class Name	Administrative Class
Trading Symbol	PFUUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO International Bond Fund (Unhedged) (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$85	0.83%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to select Latin American currencies, including the Brazilian real and the Mexican peso, contributed to relative performance versus the Bloomberg Global Aggregate ex-USD (USD Unhedged) Index (“Index”), as they appreciated relative to the U.S. dollar.

  Long exposure to securitized credit, namely non-agency residential mortgage-backed securities, contributed to relative performance versus the Index, as spreads tightened.

  Positioning within select emerging market Central and Eastern European, Middle Eastern and African currencies, including overweight exposure to the Turkish lira, contributed to relative performance versus the Index, as cash rates remained elevated.

  Curve positioning in the euro bloc, including overweight exposure to the front-end in March 2026, detracted from relative performance versus the Index, as yields rose.

  Overweight exposure to Australian duration detracted from relative performance versus the Index, as yields rose.

  Positioning within Japanese rates, particularly an overweight exposure to the long-end of the curve throughout 2025, detracted from relative performance versus the Index, as yields rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Administrative Class	Bloomberg Global Aggregate ex-USD (USD Unhedged) Index
3/31/16	$1,000,000	$1,000,000
4/30/16	$1,025,381	$1,020,354
5/31/16	$998,292	$996,032
6/30/16	$1,035,557	$1,034,013
7/31/16	$1,048,935	$1,042,537
8/31/16	$1,045,435	$1,034,123
9/30/16	$1,056,276	$1,044,627
10/31/16	$1,015,553	$999,181
11/30/16	$970,919	$946,530
12/31/16	$966,775	$937,430
1/31/17	$989,683	$955,037
2/28/17	$995,742	$957,798
3/31/17	$1,000,998	$960,691
4/30/17	$1,008,428	$974,370
5/31/17	$1,024,417	$995,682
6/30/17	$1,030,817	$994,767
7/31/17	$1,064,477	$1,021,449
8/31/17	$1,071,827	$1,032,371
9/30/17	$1,062,189	$1,019,393
10/31/17	$1,050,570	$1,011,756
11/30/17	$1,063,400	$1,033,229
12/31/17	$1,068,722	$1,035,999
1/31/18	$1,112,360	$1,067,436
2/28/18	$1,093,284	$1,058,396
3/31/18	$1,105,105	$1,073,537
4/30/18	$1,075,481	$1,049,196
5/31/18	$1,060,802	$1,029,575
6/30/18	$1,053,969	$1,022,384
7/31/18	$1,057,590	$1,018,667
8/31/18	$1,041,175	$1,015,487
9/30/18	$1,043,624	$1,004,605
10/31/18	$1,021,427	$990,661
11/30/18	$1,026,271	$991,786
12/31/18	$1,027,248	$1,013,763
1/31/19	$1,058,683	$1,032,661
2/28/19	$1,050,300	$1,021,884
3/31/19	$1,055,443	$1,029,160
4/30/19	$1,051,864	$1,022,880
5/31/19	$1,055,316	$1,033,542
6/30/19	$1,087,576	$1,064,342
7/31/19	$1,072,900	$1,056,731
8/31/19	$1,078,323	$1,073,490
9/30/19	$1,070,895	$1,058,206
10/31/19	$1,082,435	$1,068,351
11/30/19	$1,069,621	$1,053,867
12/31/19	$1,097,272	$1,065,339
1/31/20	$1,095,691	$1,073,407
2/29/20	$1,082,454	$1,071,232
3/31/20	$1,001,406	$1,036,770
4/30/20	$1,033,536	$1,057,958
5/31/20	$1,058,684	$1,061,110
6/30/20	$1,080,394	$1,071,860
7/31/20	$1,135,223	$1,119,491
8/31/20	$1,155,890	$1,122,691
9/30/20	$1,141,154	$1,116,196
10/31/20	$1,148,095	$1,121,337
11/30/20	$1,188,101	$1,148,052
12/31/20	$1,229,329	$1,173,007
1/31/21	$1,217,732	$1,160,981
2/28/21	$1,193,554	$1,138,469
3/31/21	$1,170,614	$1,110,947
4/30/21	$1,190,361	$1,128,920
5/31/21	$1,204,150	$1,144,251
6/30/21	$1,178,853	$1,121,171
7/31/21	$1,192,550	$1,138,057
8/31/21	$1,186,708	$1,131,079
9/30/21	$1,158,766	$1,103,327
10/31/21	$1,149,271	$1,099,021
11/30/21	$1,143,287	$1,091,128
12/31/21	$1,140,477	$1,090,313
1/31/22	$1,122,540	$1,068,982
2/28/22	$1,104,610	$1,057,148
3/31/22	$1,067,720	$1,023,272
4/30/22	$993,956	$953,395
5/31/22	$995,259	$953,445
6/30/22	$945,245	$910,562
7/31/22	$962,440	$928,043
8/31/22	$915,149	$881,726
9/30/22	$855,598	$829,990
10/31/22	$857,118	$828,810
11/30/22	$916,698	$875,025
12/31/22	$925,631	$886,476
1/31/23	$960,395	$917,355
2/28/23	$919,150	$880,719
3/31/23	$948,595	$913,606
4/30/23	$950,828	$916,216
5/31/23	$928,353	$891,555
6/30/23	$930,550	$893,862
7/31/23	$944,158	$905,293
8/31/23	$925,751	$887,451
9/30/23	$896,177	$858,124
10/31/23	$888,316	$850,272
11/30/23	$935,669	$897,194
12/31/23	$985,077	$937,187
1/31/24	$960,338	$915,723
2/29/24	$952,912	$904,878
3/31/24	$961,003	$907,088
4/30/24	$935,887	$883,598
5/31/24	$949,745	$892,439
6/30/24	$941,965	$887,930
7/31/24	$972,309	$915,927
8/31/24	$996,291	$944,623
9/30/24	$1,017,743	$963,538
10/31/24	$989,821	$923,820
11/30/24	$991,688	$921,686
12/31/24	$966,445	$897,607
1/31/25	$974,693	$902,925
2/28/25	$984,098	$910,206
3/31/25	$997,923	$920,315
4/30/25	$1,041,184	$967,377
5/31/25	$1,041,896	$966,298
6/30/25	$1,072,153	$987,442
7/31/25	$1,038,258	$962,632
8/31/25	$1,063,193	$978,654
9/30/25	$1,065,195	$981,594
10/31/25	$1,060,280	$972,077
11/30/25	$1,058,957	$971,314
12/31/25	$1,068,893	$977,013
1/31/26	$1,082,886	$992,809
2/28/26	$1,092,686	$1,000,034
3/31/26	$1,037,301	$958,775

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	3.95%	(2.39%)	0.37%
Bloomberg Global Aggregate ex-USD (USD Unhedged) Index	4.18%	(2.90%)	(0.42%)

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,189,632,000
Holdings Count | Holding	1,719
Advisory Fees Paid, Amount	$ 2,498,000
InvestmentCompanyPortfolioTurnover	520.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,189,632
# of Portfolio Holdings	1,719
Portfolio Turnover Rate	520%
Total Net Advisory Fees Paid During the Reporting Period	$2,498
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
United States	59.5%
China	8.5%
United Kingdom	6.8%
Australia	4.6%
Ireland	3.8%
Japan	3.7%
Canada	3.3%
Spain	3.3%
Cayman Islands	2.5%
Other Countries	22.0%
Short-Term Instruments	2.3%
Affiliated Investments	2.6%
Financial Derivative Instruments	(0.6%)
Other Assets and Liabilities, Net	(22.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.13% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.13% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000026525
Shareholder Report [Line Items]
Fund Name	PIMCO International Bond Fund (Unhedged)
Class Name	Class C
Trading Symbol	PFRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO International Bond Fund (Unhedged) (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$176	1.73%

Expenses Paid, Amount	$ 176
Expense Ratio, Percent	1.73%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to select Latin American currencies, including the Brazilian real and the Mexican peso, contributed to relative performance versus the Bloomberg Global Aggregate ex-USD (USD Unhedged) Index (“Index”), as they appreciated relative to the U.S. dollar.

  Long exposure to securitized credit, namely non-agency residential mortgage-backed securities, contributed to relative performance versus the Index, as spreads tightened.

  Positioning within select emerging market Central and Eastern European, Middle Eastern and African currencies, including overweight exposure to the Turkish lira, contributed to relative performance versus the Index, as cash rates remained elevated.

  Curve positioning in the euro bloc, including overweight exposure to the front-end in March 2026, detracted from relative performance versus the Index, as yields rose.

  Overweight exposure to Australian duration detracted from relative performance versus the Index, as yields rose.

  Positioning within Japanese rates, particularly an overweight exposure to the long-end of the curve throughout 2025, detracted from relative performance versus the Index, as yields rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class C (excluding sales charge)	Bloomberg Global Aggregate ex-USD (USD Unhedged) Index
3/31/16	$10,000	$10,000
4/30/16	$10,246	$10,204
5/31/16	$9,968	$9,960
6/30/16	$10,333	$10,340
7/31/16	$10,458	$10,425
8/31/16	$10,415	$10,341
9/30/16	$10,515	$10,446
10/31/16	$10,102	$9,992
11/30/16	$9,651	$9,465
12/31/16	$9,602	$9,374
1/31/17	$9,822	$9,550
2/28/17	$9,876	$9,578
3/31/17	$9,920	$9,607
4/30/17	$9,987	$9,744
5/31/17	$10,137	$9,957
6/30/17	$10,192	$9,948
7/31/17	$10,518	$10,214
8/31/17	$10,582	$10,324
9/30/17	$10,479	$10,194
10/31/17	$10,357	$10,118
11/30/17	$10,475	$10,332
12/31/17	$10,520	$10,360
1/31/18	$10,941	$10,674
2/28/18	$10,746	$10,584
3/31/18	$10,854	$10,735
4/30/18	$10,555	$10,492
5/31/18	$10,403	$10,296
6/30/18	$10,328	$10,224
7/31/18	$10,356	$10,187
8/31/18	$10,187	$10,155
9/30/18	$10,204	$10,046
10/31/18	$9,979	$9,907
11/30/18	$10,019	$9,918
12/31/18	$10,021	$10,138
1/31/19	$10,320	$10,327
2/28/19	$10,231	$10,219
3/31/19	$10,273	$10,292
4/30/19	$10,231	$10,229
5/31/19	$10,256	$10,335
6/30/19	$10,563	$10,643
7/31/19	$10,412	$10,567
8/31/19	$10,456	$10,735
9/30/19	$10,377	$10,582
10/31/19	$10,481	$10,684
11/30/19	$10,349	$10,539
12/31/19	$10,609	$10,653
1/31/20	$10,585	$10,734
2/29/20	$10,450	$10,712
3/31/20	$9,660	$10,368
4/30/20	$9,963	$10,580
5/31/20	$10,198	$10,611
6/30/20	$10,399	$10,719
7/31/20	$10,918	$11,195
8/31/20	$11,109	$11,227
9/30/20	$10,959	$11,162
10/31/20	$11,017	$11,213
11/30/20	$11,393	$11,481
12/31/20	$11,779	$11,730
1/31/21	$11,660	$11,610
2/28/21	$11,420	$11,385
3/31/21	$11,192	$11,109
4/30/21	$11,372	$11,289
5/31/21	$11,495	$11,443
6/30/21	$11,245	$11,212
7/31/21	$11,367	$11,381
8/31/21	$11,303	$11,311
9/30/21	$11,029	$11,033
10/31/21	$10,930	$10,990
11/30/21	$10,865	$10,911
12/31/21	$10,829	$10,903
1/31/22	$10,651	$10,690
2/28/22	$10,474	$10,571
3/31/22	$10,116	$10,233
4/30/22	$9,410	$9,534
5/31/22	$9,415	$9,534
6/30/22	$8,935	$9,106
7/31/22	$9,091	$9,280
8/31/22	$8,638	$8,817
9/30/22	$8,069	$8,300
10/31/22	$8,078	$8,288
11/30/22	$8,633	$8,750
12/31/22	$8,710	$8,865
1/31/23	$9,031	$9,174
2/28/23	$8,637	$8,807
3/31/23	$8,906	$9,136
4/30/23	$8,921	$9,162
5/31/23	$8,704	$8,916
6/30/23	$8,717	$8,939
7/31/23	$8,839	$9,053
8/31/23	$8,660	$8,875
9/30/23	$8,377	$8,581
10/31/23	$8,297	$8,503
11/30/23	$8,733	$8,972
12/31/23	$9,187	$9,372
1/31/24	$8,950	$9,157
2/29/24	$8,874	$9,049
3/31/24	$8,943	$9,071
4/30/24	$8,703	$8,836
5/31/24	$8,824	$8,924
6/30/24	$8,746	$8,879
7/31/24	$9,021	$9,159
8/31/24	$9,236	$9,446
9/30/24	$9,428	$9,635
10/31/24	$9,162	$9,238
11/30/24	$9,173	$9,217
12/31/24	$8,932	$8,976
1/31/25	$9,001	$9,029
2/28/25	$9,082	$9,102
3/31/25	$9,203	$9,203
4/30/25	$9,595	$9,674
5/31/25	$9,594	$9,663
6/30/25	$9,866	$9,874
7/31/25	$9,547	$9,626
8/31/25	$9,768	$9,787
9/30/25	$9,779	$9,816
10/31/25	$9,727	$9,721
11/30/25	$9,709	$9,713
12/31/25	$9,792	$9,770
1/31/26	$9,913	$9,928
2/28/26	$9,996	$10,000
3/31/26	$9,482	$9,588

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	3.03%	(3.26%)	(0.53%)
Class C (including sales charge)	2.03%	(3.26%)	(0.53%)
Bloomberg Global Aggregate ex-USD (USD Unhedged) Index	4.18%	(2.90%)	(0.42%)

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,189,632,000
Holdings Count | Holding	1,719
Advisory Fees Paid, Amount	$ 2,498,000
InvestmentCompanyPortfolioTurnover	520.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,189,632
# of Portfolio Holdings	1,719
Portfolio Turnover Rate	520%
Total Net Advisory Fees Paid During the Reporting Period	$2,498
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
United States	59.5%
China	8.5%
United Kingdom	6.8%
Australia	4.6%
Ireland	3.8%
Japan	3.7%
Canada	3.3%
Spain	3.3%
Cayman Islands	2.5%
Other Countries	22.0%
Short-Term Instruments	2.3%
Affiliated Investments	2.6%
Financial Derivative Instruments	(0.6%)
Other Assets and Liabilities, Net	(22.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.13% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.13% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000026523
Shareholder Report [Line Items]
Fund Name	PIMCO International Bond Fund (Unhedged)
Class Name	Institutional Class
Trading Symbol	PFUIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO International Bond Fund (Unhedged) (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$59	0.58%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to select Latin American currencies, including the Brazilian real and the Mexican peso, contributed to relative performance versus the Bloomberg Global Aggregate ex-USD (USD Unhedged) Index (“Index”), as they appreciated relative to the U.S. dollar.

  Long exposure to securitized credit, namely non-agency residential mortgage-backed securities, contributed to relative performance versus the Index, as spreads tightened.

  Positioning within select emerging market Central and Eastern European, Middle Eastern and African currencies, including overweight exposure to the Turkish lira, contributed to relative performance versus the Index, as cash rates remained elevated.

  Curve positioning in the euro bloc, including overweight exposure to the front-end in March 2026, detracted from relative performance versus the Index, as yields rose.

  Overweight exposure to Australian duration detracted from relative performance versus the Index, as yields rose.

  Positioning within Japanese rates, particularly an overweight exposure to the long-end of the curve throughout 2025, detracted from relative performance versus the Index, as yields rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Bloomberg Global Aggregate ex-USD (USD Unhedged) Index
3/31/16	$1,000,000	$1,000,000
4/30/16	$1,025,595	$1,020,354
5/31/16	$998,708	$996,032
6/30/16	$1,036,199	$1,034,013
7/31/16	$1,049,805	$1,042,537
8/31/16	$1,046,524	$1,034,123
9/30/16	$1,057,602	$1,044,627
10/31/16	$1,017,027	$999,181
11/30/16	$972,534	$946,530
12/31/16	$968,600	$937,430
1/31/17	$991,743	$955,037
2/28/17	$998,004	$957,798
3/31/17	$1,003,494	$960,691
4/30/17	$1,011,136	$974,370
5/31/17	$1,027,381	$995,682
6/30/17	$1,034,024	$994,767
7/31/17	$1,067,978	$1,021,449
8/31/17	$1,075,578	$1,032,371
9/30/17	$1,066,135	$1,019,393
10/31/17	$1,054,691	$1,011,756
11/30/17	$1,067,788	$1,033,229
12/31/17	$1,073,367	$1,035,999
1/31/18	$1,117,419	$1,067,436
2/28/18	$1,098,469	$1,058,396
3/31/18	$1,110,589	$1,073,537
4/30/18	$1,081,038	$1,049,196
5/31/18	$1,066,509	$1,029,575
6/30/18	$1,059,866	$1,022,384
7/31/18	$1,063,729	$1,018,667
8/31/18	$1,047,463	$1,015,487
9/30/18	$1,050,121	$1,004,605
10/31/18	$1,028,006	$990,661
11/30/18	$1,033,109	$991,786
12/31/18	$1,034,303	$1,013,763
1/31/19	$1,066,170	$1,032,661
2/28/19	$1,057,933	$1,021,884
3/31/19	$1,063,339	$1,029,160
4/30/19	$1,059,951	$1,022,880
5/31/19	$1,063,668	$1,033,542
6/30/19	$1,096,382	$1,064,342
7/31/19	$1,081,820	$1,056,731
8/31/19	$1,087,538	$1,073,490
9/30/19	$1,080,254	$1,058,206
10/31/19	$1,092,123	$1,068,351
11/30/19	$1,079,424	$1,053,867
12/31/19	$1,107,560	$1,065,339
1/31/20	$1,106,205	$1,073,407
2/29/20	$1,093,051	$1,071,232
3/31/20	$1,011,421	$1,036,770
4/30/20	$1,044,080	$1,057,958
5/31/20	$1,069,707	$1,061,110
6/30/20	$1,091,866	$1,071,860
7/31/20	$1,147,530	$1,119,491
8/31/20	$1,168,651	$1,122,691
9/30/20	$1,153,990	$1,116,196
10/31/20	$1,161,265	$1,121,337
11/30/20	$1,201,968	$1,148,052
12/31/20	$1,243,968	$1,173,007
1/31/21	$1,232,470	$1,160,981
2/28/21	$1,208,233	$1,138,469
3/31/21	$1,185,265	$1,110,947
4/30/21	$1,205,521	$1,128,920
5/31/21	$1,219,727	$1,144,251
6/30/21	$1,194,351	$1,121,171
7/31/21	$1,208,490	$1,138,057
8/31/21	$1,202,816	$1,131,079
9/30/21	$1,174,742	$1,103,327
10/31/21	$1,165,366	$1,099,021
11/30/21	$1,159,537	$1,091,128
12/31/21	$1,156,952	$1,090,313
1/31/22	$1,138,988	$1,068,982
2/28/22	$1,121,012	$1,057,148
3/31/22	$1,083,802	$1,023,272
4/30/22	$1,009,146	$953,395
5/31/22	$1,010,672	$953,445
6/30/22	$960,084	$910,562
7/31/22	$977,750	$928,043
8/31/22	$929,914	$881,726
9/30/22	$869,604	$829,990
10/31/22	$871,324	$828,810
11/30/22	$932,079	$875,025
12/31/22	$941,373	$886,476
1/31/23	$976,918	$917,355
2/28/23	$935,148	$880,719
3/31/23	$965,318	$913,606
4/30/23	$967,775	$916,216
5/31/23	$945,103	$891,555
6/30/23	$947,550	$893,862
7/31/23	$961,602	$905,293
8/31/23	$943,054	$887,451
9/30/23	$913,123	$858,124
10/31/23	$905,300	$850,272
11/30/23	$953,750	$897,194
12/31/23	$1,004,327	$937,187
1/31/24	$979,306	$915,723
2/29/24	$971,928	$904,878
3/31/24	$980,389	$907,088
4/30/24	$954,983	$883,598
5/31/24	$969,334	$892,439
6/30/24	$961,565	$887,930
7/31/24	$992,740	$915,927
8/31/24	$1,017,454	$944,623
9/30/24	$1,039,561	$963,538
10/31/24	$1,011,257	$923,820
11/30/24	$1,013,375	$921,686
12/31/24	$987,787	$897,607
1/31/25	$996,430	$902,925
2/28/25	$1,006,236	$910,206
3/31/25	$1,020,574	$920,315
4/30/25	$1,065,034	$967,377
5/31/25	$1,065,993	$966,298
6/30/25	$1,097,165	$987,442
7/31/25	$1,062,709	$962,632
8/31/25	$1,088,467	$978,654
9/30/25	$1,090,733	$981,594
10/31/25	$1,085,917	$972,077
11/30/25	$1,084,790	$971,314
12/31/25	$1,095,335	$977,013
1/31/26	$1,109,906	$992,809
2/28/26	$1,120,165	$1,000,034
3/31/26	$1,063,607	$958,775

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	4.22%	(2.14%)	0.62%
Bloomberg Global Aggregate ex-USD (USD Unhedged) Index	4.18%	(2.90%)	(0.42%)

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,189,632,000
Holdings Count | Holding	1,719
Advisory Fees Paid, Amount	$ 2,498,000
InvestmentCompanyPortfolioTurnover	520.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,189,632
# of Portfolio Holdings	1,719
Portfolio Turnover Rate	520%
Total Net Advisory Fees Paid During the Reporting Period	$2,498
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
United States	59.5%
China	8.5%
United Kingdom	6.8%
Australia	4.6%
Ireland	3.8%
Japan	3.7%
Canada	3.3%
Spain	3.3%
Cayman Islands	2.5%
Other Countries	22.0%
Short-Term Instruments	2.3%
Affiliated Investments	2.6%
Financial Derivative Instruments	(0.6%)
Other Assets and Liabilities, Net	(22.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.13% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.13% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000064133
Shareholder Report [Line Items]
Fund Name	PIMCO International Bond Fund (Unhedged)
Class Name	I-2
Trading Symbol	PFUPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO International Bond Fund (Unhedged) (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$69	0.68%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to select Latin American currencies, including the Brazilian real and the Mexican peso, contributed to relative performance versus the Bloomberg Global Aggregate ex-USD (USD Unhedged) Index (“Index”), as they appreciated relative to the U.S. dollar.

  Long exposure to securitized credit, namely non-agency residential mortgage-backed securities, contributed to relative performance versus the Index, as spreads tightened.

  Positioning within select emerging market Central and Eastern European, Middle Eastern and African currencies, including overweight exposure to the Turkish lira, contributed to relative performance versus the Index, as cash rates remained elevated.

  Curve positioning in the euro bloc, including overweight exposure to the front-end in March 2026, detracted from relative performance versus the Index, as yields rose.

  Overweight exposure to Australian duration detracted from relative performance versus the Index, as yields rose.

  Positioning within Japanese rates, particularly an overweight exposure to the long-end of the curve throughout 2025, detracted from relative performance versus the Index, as yields rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-2	Bloomberg Global Aggregate ex-USD (USD Unhedged) Index
3/31/16	$1,000,000	$1,000,000
4/30/16	$1,025,511	$1,020,354
5/31/16	$998,544	$996,032
6/30/16	$1,035,945	$1,034,013
7/31/16	$1,049,459	$1,042,537
8/31/16	$1,046,090	$1,034,123
9/30/16	$1,057,074	$1,044,627
10/31/16	$1,016,437	$999,181
11/30/16	$971,888	$946,530
12/31/16	$967,870	$937,430
1/31/17	$990,919	$955,037
2/28/17	$997,098	$957,798
3/31/17	$1,002,495	$960,691
4/30/17	$1,010,051	$974,370
5/31/17	$1,026,193	$995,682
6/30/17	$1,032,738	$994,767
7/31/17	$1,066,567	$1,021,449
8/31/17	$1,074,074	$1,032,371
9/30/17	$1,064,553	$1,019,393
10/31/17	$1,053,038	$1,011,756
11/30/17	$1,066,029	$1,033,229
12/31/17	$1,071,504	$1,035,999
1/31/18	$1,115,390	$1,067,436
2/28/18	$1,096,390	$1,058,396
3/31/18	$1,108,390	$1,073,537
4/30/18	$1,078,810	$1,049,196
5/31/18	$1,064,221	$1,029,575
6/30/18	$1,057,501	$1,022,384
7/31/18	$1,061,269	$1,018,667
8/31/18	$1,044,948	$1,015,487
9/30/18	$1,047,522	$1,004,605
10/31/18	$1,025,374	$990,661
11/30/18	$1,030,373	$991,786
12/31/18	$1,031,482	$1,013,763
1/31/19	$1,063,175	$1,032,661
2/28/19	$1,054,852	$1,021,884
3/31/19	$1,060,152	$1,029,160
4/30/19	$1,056,688	$1,022,880
5/31/19	$1,060,299	$1,033,542
6/30/19	$1,092,830	$1,064,342
7/31/19	$1,078,222	$1,056,731
8/31/19	$1,083,826	$1,073,490
9/30/19	$1,076,485	$1,058,206
10/31/19	$1,088,222	$1,068,351
11/30/19	$1,075,477	$1,053,867
12/31/19	$1,103,417	$1,065,339
1/31/20	$1,101,970	$1,073,407
2/29/20	$1,088,780	$1,071,232
3/31/20	$1,007,384	$1,036,770
4/30/20	$1,039,817	$1,057,958
5/31/20	$1,065,251	$1,061,110
6/30/20	$1,087,231	$1,071,860
7/31/20	$1,142,560	$1,119,491
8/31/20	$1,163,507	$1,122,691
9/30/20	$1,148,817	$1,116,196
10/31/20	$1,155,958	$1,121,337
11/30/20	$1,196,381	$1,148,052
12/31/20	$1,238,069	$1,173,007
1/31/21	$1,226,530	$1,160,981
2/28/21	$1,202,317	$1,138,469
3/31/21	$1,179,360	$1,110,947
4/30/21	$1,199,410	$1,128,920
5/31/21	$1,213,448	$1,144,251
6/30/21	$1,188,104	$1,121,171
7/31/21	$1,202,066	$1,138,057
8/31/21	$1,196,324	$1,131,079
9/30/21	$1,168,302	$1,103,327
10/31/21	$1,158,878	$1,099,021
11/30/21	$1,152,986	$1,091,128
12/31/21	$1,150,312	$1,090,313
1/31/22	$1,132,363	$1,068,982
2/28/22	$1,114,406	$1,057,148
3/31/22	$1,077,322	$1,023,272
4/30/22	$1,003,023	$953,395
5/31/22	$1,004,459	$953,445
6/30/22	$954,103	$910,562
7/31/22	$971,579	$928,043
8/31/22	$923,964	$881,726
9/30/22	$863,962	$829,990
10/31/22	$865,603	$828,810
11/30/22	$925,884	$875,025
12/31/22	$935,033	$886,476
1/31/23	$970,263	$917,355
2/28/23	$928,704	$880,719
3/31/23	$958,581	$913,606
4/30/23	$960,947	$916,216
5/31/23	$938,355	$891,555
6/30/23	$940,703	$893,862
7/31/23	$954,578	$905,293
8/31/23	$936,087	$887,451
9/30/23	$906,299	$858,124
10/31/23	$898,460	$850,272
11/30/23	$946,468	$897,194
12/31/23	$996,574	$937,187
1/31/24	$971,666	$915,723
2/29/24	$964,269	$904,878
3/31/24	$972,579	$907,088
4/30/24	$947,293	$883,598
5/31/24	$961,441	$892,439
6/30/24	$953,662	$887,930
7/31/24	$984,498	$915,927
8/31/24	$1,008,918	$944,623
9/30/24	$1,030,761	$963,538
10/31/24	$1,002,609	$923,820
11/30/24	$1,004,626	$921,686
12/31/24	$979,175	$897,607
1/31/25	$987,657	$902,925
2/28/25	$997,300	$910,206
3/31/25	$1,011,431	$920,315
4/30/25	$1,055,408	$967,377
5/31/25	$1,056,272	$966,298
6/30/25	$1,087,076	$987,442
7/31/25	$1,052,847	$962,632
8/31/25	$1,078,272	$978,654
9/30/25	$1,080,431	$981,594
10/31/25	$1,075,575	$972,077
11/30/25	$1,074,367	$971,314
12/31/25	$1,084,676	$977,013
1/31/26	$1,099,014	$992,809
2/28/26	$1,109,088	$1,000,034
3/31/26	$1,053,002	$958,775

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	4.11%	(2.24%)	0.52%
Bloomberg Global Aggregate ex-USD (USD Unhedged) Index	4.18%	(2.90%)	(0.42%)

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,189,632,000
Holdings Count | Holding	1,719
Advisory Fees Paid, Amount	$ 2,498,000
InvestmentCompanyPortfolioTurnover	520.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,189,632
# of Portfolio Holdings	1,719
Portfolio Turnover Rate	520%
Total Net Advisory Fees Paid During the Reporting Period	$2,498
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
United States	59.5%
China	8.5%
United Kingdom	6.8%
Australia	4.6%
Ireland	3.8%
Japan	3.7%
Canada	3.3%
Spain	3.3%
Cayman Islands	2.5%
Other Countries	22.0%
Short-Term Instruments	2.3%
Affiliated Investments	2.6%
Financial Derivative Instruments	(0.6%)
Other Assets and Liabilities, Net	(22.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.13% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.13% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000200439
Shareholder Report [Line Items]
Fund Name	PIMCO International Bond Fund (Unhedged)
Class Name	I-3
Trading Symbol	PFUNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO International Bond Fund (Unhedged) (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$74	0.73%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to select Latin American currencies, including the Brazilian real and the Mexican peso, contributed to relative performance versus the Bloomberg Global Aggregate ex-USD (USD Unhedged) Index (“Index”), as they appreciated relative to the U.S. dollar.

  Long exposure to securitized credit, namely non-agency residential mortgage-backed securities, contributed to relative performance versus the Index, as spreads tightened.

  Positioning within select emerging market Central and Eastern European, Middle Eastern and African currencies, including overweight exposure to the Turkish lira, contributed to relative performance versus the Index, as cash rates remained elevated.

  Curve positioning in the euro bloc, including overweight exposure to the front-end in March 2026, detracted from relative performance versus the Index, as yields rose.

  Overweight exposure to Australian duration detracted from relative performance versus the Index, as yields rose.

  Positioning within Japanese rates, particularly an overweight exposure to the long-end of the curve throughout 2025, detracted from relative performance versus the Index, as yields rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-3	Bloomberg Global Aggregate ex-USD (USD Unhedged) Index
3/31/16	$1,000,000	$1,000,000
4/30/16	$1,025,471	$1,020,354
5/31/16	$998,460	$996,032
6/30/16	$1,035,815	$1,034,013
7/31/16	$1,049,284	$1,042,537
8/31/16	$1,045,871	$1,034,123
9/30/16	$1,056,813	$1,044,627
10/31/16	$1,016,138	$999,181
11/30/16	$971,562	$946,530
12/31/16	$967,508	$937,430
1/31/17	$990,502	$955,037
2/28/17	$996,641	$957,798
3/31/17	$1,001,998	$960,691
4/30/17	$1,009,503	$974,370
5/31/17	$1,025,593	$995,682
6/30/17	$1,032,098	$994,767
7/31/17	$1,065,856	$1,021,449
8/31/17	$1,073,305	$1,032,371
9/30/17	$1,063,750	$1,019,393
10/31/17	$1,052,196	$1,011,756
11/30/17	$1,065,132	$1,033,229
12/31/17	$1,070,562	$1,035,999
1/31/18	$1,114,360	$1,067,436
2/28/18	$1,095,335	$1,058,396
3/31/18	$1,107,279	$1,073,537
4/30/18	$1,077,691	$1,049,196
5/31/18	$1,063,095	$1,029,575
6/30/18	$1,056,334	$1,022,384
7/31/18	$1,060,116	$1,018,667
8/31/18	$1,043,761	$1,015,487
9/30/18	$1,046,294	$1,004,605
10/31/18	$1,024,129	$990,661
11/30/18	$1,029,078	$991,786
12/31/18	$1,030,095	$1,013,763
1/31/19	$1,061,704	$1,032,661
2/28/19	$1,053,378	$1,021,884
3/31/19	$1,058,626	$1,029,160
4/30/19	$1,055,124	$1,022,880
5/31/19	$1,058,684	$1,033,542
6/30/19	$1,091,127	$1,064,342
7/31/19	$1,076,500	$1,056,731
8/31/19	$1,082,047	$1,073,490
9/30/19	$1,074,676	$1,058,206
10/31/19	$1,086,348	$1,068,351
11/30/19	$1,073,580	$1,053,867
12/31/19	$1,101,425	$1,065,339
1/31/20	$1,099,935	$1,073,407
2/29/20	$1,086,731	$1,071,232
3/31/20	$1,005,448	$1,036,770
4/30/20	$1,037,790	$1,057,958
5/31/20	$1,063,131	$1,061,110
6/30/20	$1,085,021	$1,071,860
7/31/20	$1,140,187	$1,119,491
8/31/20	$1,161,005	$1,122,691
9/30/20	$1,146,299	$1,116,196
10/31/20	$1,153,374	$1,121,337
11/30/20	$1,193,660	$1,148,052
12/31/20	$1,235,196	$1,173,007
1/31/21	$1,223,638	$1,160,981
2/28/21	$1,199,434	$1,138,469
3/31/21	$1,176,482	$1,110,947
4/30/21	$1,196,431	$1,128,920
5/31/21	$1,210,387	$1,144,251
6/30/21	$1,185,057	$1,121,171
7/31/21	$1,198,935	$1,138,057
8/31/21	$1,193,159	$1,131,079
9/30/21	$1,165,164	$1,103,327
10/31/21	$1,155,716	$1,099,021
11/30/21	$1,149,794	$1,091,128
12/31/21	$1,147,050	$1,090,313
1/31/22	$1,129,107	$1,068,982
2/28/22	$1,111,159	$1,057,148
3/31/22	$1,074,138	$1,023,272
4/30/22	$1,000,014	$953,395
5/31/22	$1,001,405	$953,445
6/30/22	$951,162	$910,562
7/31/22	$968,545	$928,043
8/31/22	$921,038	$881,726
9/30/22	$861,187	$829,990
10/31/22	$862,788	$828,810
11/30/22	$922,837	$875,025
12/31/22	$931,913	$886,476
1/31/23	$966,987	$917,355
2/28/23	$925,532	$880,719
3/31/23	$955,264	$913,606
4/30/23	$957,586	$916,216
5/31/23	$935,030	$891,555
6/30/23	$937,328	$893,862
7/31/23	$951,115	$905,293
8/31/23	$932,652	$887,451
9/30/23	$902,935	$858,124
10/31/23	$895,088	$850,272
11/30/23	$942,879	$897,194
12/31/23	$992,750	$937,187
1/31/24	$967,898	$915,723
2/29/24	$960,491	$904,878
3/31/24	$968,728	$907,088
4/30/24	$943,503	$883,598
5/31/24	$957,551	$892,439
6/30/24	$949,767	$887,930
7/31/24	$980,436	$915,927
8/31/24	$1,004,710	$944,623
9/30/24	$1,026,423	$963,538
10/31/24	$998,349	$923,820
11/30/24	$1,000,315	$921,686
12/31/24	$974,930	$897,607
1/31/25	$983,333	$902,925
2/28/25	$992,895	$910,206
3/31/25	$1,006,924	$920,315
4/30/25	$1,050,659	$967,377
5/31/25	$1,051,468	$966,298
6/30/25	$1,082,089	$987,442
7/31/25	$1,047,972	$962,632
8/31/25	$1,073,232	$978,654
9/30/25	$1,075,337	$981,594
10/31/25	$1,070,462	$972,077
11/30/25	$1,069,220	$971,314
12/31/25	$1,079,430	$977,013
1/31/26	$1,093,653	$992,809
2/28/26	$1,103,633	$1,000,034
3/31/26	$1,047,780	$958,775

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-3	4.06%	(2.29%)	0.47%
Bloomberg Global Aggregate ex-USD (USD Unhedged) Index	4.18%	(2.90%)	(0.42%)

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,189,632,000
Holdings Count | Holding	1,719
Advisory Fees Paid, Amount	$ 2,498,000
InvestmentCompanyPortfolioTurnover	520.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,189,632
# of Portfolio Holdings	1,719
Portfolio Turnover Rate	520%
Total Net Advisory Fees Paid During the Reporting Period	$2,498
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
United States	59.5%
China	8.5%
United Kingdom	6.8%
Australia	4.6%
Ireland	3.8%
Japan	3.7%
Canada	3.3%
Spain	3.3%
Cayman Islands	2.5%
Other Countries	22.0%
Short-Term Instruments	2.3%
Affiliated Investments	2.6%
Financial Derivative Instruments	(0.6%)
Other Assets and Liabilities, Net	(22.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.13% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.13% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000122921
Shareholder Report [Line Items]
Fund Name	PIMCO Emerging Markets Full Spectrum Bond Fund
Class Name	Institutional Class
Trading Symbol	PFSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Emerging Markets Full Spectrum Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$15	0.14%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the Nigerian naira contributed to relative performance versus the 50% JPMorgan Global Bond Index Emerging Markets - Global Diversified, 25% JPMorgan Corporate Emerging Markets Bond Index Diversified, 25% JPMorgan Emerging Markets Bond Index Global ("Index"), as the currency provided a positive high carry.

  Overweight exposure to the Turkish lira contributed to relative performance versus the Index, as the currency provided a positive high carry.

  Overweight exposure to Ecuadorian debt contributed to relative performance versus the Index, as spreads tightened.

  Exposure to Brazilian corporate debt detracted from relative performance versus the Index, as the price deteriorated in select off-benchmark holdings.

  Overweight exposure in the 5-year and 10-year tenors of the Indian local curve detracted from relative performance versus the Index, as Indian local yields rose.

  Underweight exposure to the Chinese yuan detracted from relative performance versus the Index, as the currency appreciated.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Bloomberg Global Aggregate (USD Hedged) Index	Supplemental IndexFootnote Reference1
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,028,948	$1,001,698	$1,022,411
5/31/16	$999,170	$1,005,932	$994,241
6/30/16	$1,045,051	$1,025,081	$1,037,624
7/31/16	$1,056,408	$1,031,206	$1,049,194
8/31/16	$1,066,658	$1,030,680	$1,057,642
9/30/16	$1,080,362	$1,030,557	$1,069,484
10/31/16	$1,077,417	$1,020,565	$1,061,018
11/30/16	$1,022,712	$1,003,709	$1,006,812
12/31/16	$1,043,478	$1,006,459	$1,021,912
1/31/17	$1,063,407	$1,002,793	$1,040,335
2/28/17	$1,086,511	$1,011,378	$1,059,031
3/31/17	$1,102,740	$1,010,911	$1,072,995
4/30/17	$1,117,750	$1,017,767	$1,086,696
5/31/17	$1,128,437	$1,023,707	$1,101,247
6/30/17	$1,129,138	$1,020,842	$1,103,612
7/31/17	$1,147,598	$1,024,198	$1,119,058
8/31/17	$1,165,215	$1,033,532	$1,136,620
9/30/17	$1,165,205	$1,028,761	$1,135,519
10/31/17	$1,149,381	$1,033,100	$1,120,936
11/30/17	$1,155,455	$1,034,700	$1,129,565
12/31/17	$1,171,862	$1,037,013	$1,143,447
1/31/18	$1,202,318	$1,029,610	$1,168,636
2/28/18	$1,192,662	$1,027,288	$1,153,768
3/31/18	$1,200,104	$1,035,806	$1,159,992
4/30/18	$1,174,805	$1,031,952	$1,136,486
5/31/18	$1,134,215	$1,035,807	$1,103,021
6/30/18	$1,109,909	$1,037,738	$1,083,473
7/31/18	$1,131,536	$1,038,022	$1,103,416
8/31/18	$1,084,111	$1,041,212	$1,061,773
9/30/18	$1,105,304	$1,037,229	$1,082,722
10/31/18	$1,086,995	$1,035,202	$1,064,315
11/30/18	$1,098,636	$1,040,267	$1,077,644
12/31/18	$1,110,017	$1,055,294	$1,090,804
1/31/19	$1,160,662	$1,066,471	$1,140,312
2/28/19	$1,160,685	$1,067,753	$1,139,121
3/31/19	$1,161,317	$1,086,877	$1,139,366
4/30/19	$1,163,273	$1,087,524	$1,141,090
5/31/19	$1,170,613	$1,103,173	$1,145,824
6/30/19	$1,222,900	$1,118,641	$1,192,533
7/31/19	$1,236,263	$1,127,444	$1,204,482
8/31/19	$1,210,988	$1,153,012	$1,191,240
9/30/19	$1,222,534	$1,147,669	$1,197,560
10/31/19	$1,244,890	$1,145,688	$1,218,485
11/30/19	$1,236,458	$1,144,344	$1,207,986
12/31/19	$1,278,351	$1,141,998	$1,241,357
1/31/20	$1,282,311	$1,162,607	$1,243,276
2/29/20	$1,256,937	$1,176,836	$1,219,453
3/31/20	$1,079,397	$1,158,521	$1,079,263
4/30/20	$1,122,526	$1,177,276	$1,118,759
5/31/20	$1,187,738	$1,180,613	$1,174,407
6/30/20	$1,208,792	$1,186,505	$1,193,529
7/31/20	$1,245,589	$1,199,470	$1,229,297
8/31/20	$1,253,031	$1,190,779	$1,230,978
9/30/20	$1,231,846	$1,195,129	$1,211,825
10/31/20	$1,235,055	$1,195,216	$1,214,927
11/30/20	$1,294,894	$1,202,035	$1,267,753
12/31/20	$1,333,472	$1,205,728	$1,299,569
1/31/21	$1,318,964	$1,199,261	$1,288,281
2/28/21	$1,295,506	$1,180,606	$1,262,009
3/31/21	$1,268,547	$1,175,955	$1,237,340
4/30/21	$1,290,729	$1,179,029	$1,259,452
5/31/21	$1,308,830	$1,181,661	$1,280,525
6/30/21	$1,309,550	$1,187,424	$1,278,059
7/31/21	$1,306,819	$1,202,182	$1,277,692
8/31/21	$1,320,062	$1,199,773	$1,287,445
9/30/21	$1,288,404	$1,188,446	$1,256,680
10/31/21	$1,269,720	$1,185,338	$1,247,086
11/30/21	$1,250,777	$1,193,793	$1,223,523
12/31/21	$1,265,124	$1,188,952	$1,238,696
1/31/22	$1,246,975	$1,170,272	$1,224,443
2/28/22	$1,179,560	$1,154,705	$1,161,720
3/31/22	$1,168,536	$1,129,814	$1,141,302
4/30/22	$1,116,804	$1,099,449	$1,085,057
5/31/22	$1,121,975	$1,097,936	$1,093,482
6/30/22	$1,068,074	$1,081,273	$1,044,885
7/31/22	$1,086,507	$1,108,814	$1,058,171
8/31/22	$1,088,480	$1,079,868	$1,054,831
9/30/22	$1,038,579	$1,045,202	$1,002,354
10/31/22	$1,037,036	$1,041,624	$992,919
11/30/22	$1,105,460	$1,068,168	$1,059,068
12/31/22	$1,123,813	$1,055,562	$1,075,650
1/31/23	$1,166,029	$1,079,874	$1,115,156
2/28/23	$1,136,533	$1,062,650	$1,086,388
3/31/23	$1,162,451	$1,086,213	$1,114,715
4/30/23	$1,169,300	$1,091,806	$1,123,437
5/31/23	$1,155,478	$1,087,507	$1,110,152
6/30/23	$1,185,621	$1,086,858	$1,136,588
7/31/23	$1,206,312	$1,087,210	$1,160,171
8/31/23	$1,184,120	$1,085,844	$1,139,090
9/30/23	$1,155,057	$1,067,119	$1,109,490
10/31/23	$1,147,085	$1,059,542	$1,098,951
11/30/23	$1,204,864	$1,095,972	$1,154,050
12/31/23	$1,255,023	$1,130,998	$1,195,314
1/31/24	$1,244,609	$1,128,781	$1,184,433
2/29/24	$1,246,526	$1,121,036	$1,185,047
3/31/24	$1,258,669	$1,131,144	$1,193,285
4/30/24	$1,234,476	$1,112,932	$1,171,720
5/31/24	$1,257,784	$1,122,780	$1,190,908
6/30/24	$1,251,134	$1,132,522	$1,189,123
7/31/24	$1,279,204	$1,154,402	$1,212,557
8/31/24	$1,310,100	$1,167,045	$1,243,408
9/30/24	$1,344,844	$1,180,588	$1,274,041
10/31/24	$1,301,527	$1,164,612	$1,235,897
11/30/24	$1,307,017	$1,178,445	$1,237,843
12/31/24	$1,290,930	$1,169,402	$1,219,456
1/31/25	$1,316,189	$1,173,932	$1,238,146
2/28/25	$1,336,358	$1,188,068	$1,252,004
3/31/25	$1,341,936	$1,183,110	$1,260,285
4/30/25	$1,360,739	$1,194,759	$1,279,467
5/31/25	$1,375,047	$1,190,809	$1,293,290
6/30/25	$1,415,599	$1,202,213	$1,323,292
7/31/25	$1,412,354	$1,201,251	$1,325,075
8/31/25	$1,445,166	$1,207,833	$1,348,775
9/30/25	$1,468,864	$1,216,730	$1,366,788
10/31/25	$1,484,930	$1,226,335	$1,378,933
11/30/25	$1,504,278	$1,228,914	$1,390,134
12/31/25	$1,528,780	$1,226,279	$1,403,985
1/31/26	$1,558,199	$1,229,243	$1,423,934
2/28/26	$1,577,372	$1,246,523	$1,441,335
3/31/26	$1,503,020	$1,224,396	$1,383,104

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	12.00%	3.45%	4.16%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
Supplemental IndexFootnote Reference1	9.75%	2.25%	3.30%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 214,487,000
Holdings Count | Holding	507
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	108.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$214,487
# of Portfolio Holdings	507
Portfolio Turnover Rate	108%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Colombia	11.6%
Mexico	5.3%
United States	3.6%
Brazil	3.0%
Chile	1.4%
Peru	1.3%
Paraguay	1.1%
Costa Rica	1.0%
Argentina	0.9%
Other Countries	6.7%
Short-Term Instruments	3.5%
Affiliated Investments	69.4%
Financial Derivative Instruments	(0.4%)
Other Assets and Liabilities, Net	(8.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

Table Summary
PIMCO Emerging Markets Local Currency and Bond Fund	33.5%
PIMCO Emerging Markets Corporate Bond Fund	20.7%
Mexico Bonos, 8.000% due 04/15/2032	5.3%
PIMCO Emerging Markets Bond Fund	5.3%
Colombia TES, 11.000% due 08/22/2029	3.4%
Colombia TES, 12.750% due 11/28/2040	2.7%
Brazil Letras do Tesouro Nacional, –% due 04/01/2027	2.5%
Colombia TES, 11.750% due 01/24/2035	2.4%
Colombia TES, 13.250% due 02/09/2033	2.4%
Bonos de la Tesoreria de la Republica en pesos, 5.800% due 10/01/2029	1.0%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.11% as a result of the Fund's exposure to fees and expenses related to the Fund's investment in underlying funds.

Changes to Principal Investment Strategies. Effective October 1, 2025, the Fund’s principal investment strategies were modified to shift from primarily operating as a fund-of-funds to primarily making direct investment and/or using derivatives and to change the Fund’s average portfolio duration guideline from 2 years (plus or minus) the Fund’s benchmark to an absolute limit of minus 3 years to plus 7 years.

Material Fund Change Expenses [Text Block]

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.11% as a result of the Fund's exposure to fees and expenses related to the Fund's investment in underlying funds.

Material Fund Change Strategies [Text Block]

Changes to Principal Investment Strategies. Effective October 1, 2025, the Fund’s principal investment strategies were modified to shift from primarily operating as a fund-of-funds to primarily making direct investment and/or using derivatives and to change the Fund’s average portfolio duration guideline from 2 years (plus or minus) the Fund’s benchmark to an absolute limit of minus 3 years to plus 7 years.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).